UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7803

Name of Registrant: Vanguard Scottsdale Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31st

Date of reporting period: May 31, 2012

Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (83.1%)
United States Treasury Note/Bond	3.625%	5/15/13	165	170
United States Treasury Note/Bond	1.125%	6/15/13	2,748	2,773
United States Treasury Note/Bond	0.375%	6/30/13	5,250	5,258
United States Treasury Note/Bond	3.375%	6/30/13	2,387	2,468
United States Treasury Note/Bond	1.000%	7/15/13	6,659	6,715
United States Treasury Note/Bond	0.375%	7/31/13	3,100	3,105
United States Treasury Note/Bond	3.375%	7/31/13	2,887	2,992
United States Treasury Note/Bond	0.750%	8/15/13	3,590	3,612
United States Treasury Note/Bond	4.250%	8/15/13	3,708	3,886
United States Treasury Note/Bond	0.125%	8/31/13	1,650	1,648
United States Treasury Note/Bond	3.125%	8/31/13	2,355	2,439
United States Treasury Note/Bond	0.750%	9/15/13	1,768	1,779
United States Treasury Note/Bond	0.125%	9/30/13	2,450	2,446
United States Treasury Note/Bond	3.125%	9/30/13	2,151	2,233
United States Treasury Note/Bond	0.500%	10/15/13	981	984
United States Treasury Note/Bond	0.250%	10/31/13	3,950	3,950
United States Treasury Note/Bond	2.750%	10/31/13	2,272	2,352
United States Treasury Note/Bond	0.500%	11/15/13	6,304	6,326
United States Treasury Note/Bond	4.250%	11/15/13	2,118	2,240
United States Treasury Note/Bond	0.250%	11/30/13	800	800
United States Treasury Note/Bond	2.000%	11/30/13	1,152	1,182
United States Treasury Note/Bond	0.750%	12/15/13	2,314	2,331
United States Treasury Note/Bond	0.125%	12/31/13	2,875	2,868
United States Treasury Note/Bond	1.500%	12/31/13	1,581	1,612
United States Treasury Note/Bond	1.000%	1/15/14	1,581	1,599
United States Treasury Note/Bond	0.250%	1/31/14	5,700	5,698
United States Treasury Note/Bond	1.750%	1/31/14	1,294	1,326
United States Treasury Note/Bond	1.250%	2/15/14	2,811	2,857
United States Treasury Note/Bond	4.000%	2/15/14	2,834	3,014
United States Treasury Note/Bond	1.875%	2/28/14	4,096	4,210
United States Treasury Note/Bond	1.250%	3/15/14	963	980
United States Treasury Note/Bond	0.250%	3/31/14	6,000	5,998
United States Treasury Note/Bond	1.750%	3/31/14	1,729	1,776
United States Treasury Note/Bond	1.250%	4/15/14	2,071	2,108
United States Treasury Note/Bond	0.250%	4/30/14	3,500	3,499
United States Treasury Note/Bond	1.875%	4/30/14	2,275	2,344
United States Treasury Note/Bond	1.000%	5/15/14	2,580	2,616
United States Treasury Note/Bond	4.750%	5/15/14	3,904	4,243
United States Treasury Note/Bond	0.250%	5/31/14	1,800	1,799
United States Treasury Note/Bond	2.250%	5/31/14	3,892	4,043
United States Treasury Note/Bond	0.750%	6/15/14	3,320	3,351
United States Treasury Note/Bond	0.625%	7/15/14	6,120	6,162
United States Treasury Note/Bond	2.625%	7/31/14	300	315
United States Treasury Note/Bond	0.500%	8/15/14	6,425	6,452
United States Treasury Note/Bond	4.250%	8/15/14	500	543
United States Treasury Note/Bond	2.375%	8/31/14	250	262
United States Treasury Note/Bond	0.250%	9/15/14	5,540	5,532
United States Treasury Note/Bond	2.375%	9/30/14	170	178
United States Treasury Note/Bond	0.500%	10/15/14	4,865	4,886

United States Treasury Note/Bond	2.375%	10/31/14	30	32
United States Treasury Note/Bond	0.375%	11/15/14	6,850	6,859
United States Treasury Note/Bond	4.250%	11/15/14	1,245	1,364
United States Treasury Note/Bond	2.125%	11/30/14	2,800	2,924
United States Treasury Note/Bond	0.250%	12/15/14	7,050	7,036
United States Treasury Note/Bond	2.625%	12/31/14	1,200	1,271
United States Treasury Note/Bond	0.250%	1/15/15	2,075	2,071
United States Treasury Note/Bond	2.250%	1/31/15	1,525	1,602
United States Treasury Note/Bond	0.250%	2/15/15	9,846	9,821
United States Treasury Note/Bond	4.000%	2/15/15	1,330	1,460
United States Treasury Note/Bond	0.375%	3/15/15	6,330	6,334
United States Treasury Note/Bond	2.500%	3/31/15	5,455	5,781
United States Treasury Note/Bond	0.375%	4/15/15	450	450
United States Treasury Note/Bond	2.500%	4/30/15	2,135	2,266
United States Treasury Note/Bond	0.250%	5/15/15	3,200	3,191
United States Treasury Note/Bond	4.125%	5/15/15	2,200	2,442
				196,864
Agency Bonds and Notes (15.9%)
1 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	45	46
1 Federal Farm Credit Banks Funding Corp.	1.375%	6/25/13	60	61
1 Federal Farm Credit Banks Funding Corp.	1.125%	2/27/14	100	101
1 Federal Farm Credit Banks Funding Corp.	2.625%	4/17/14	550	573
1 Federal Farm Credit Banks Funding Corp.	1.625%	11/19/14	50	51
1 Federal Farm Credit Banks Funding Corp.	0.500%	6/23/15	100	100
1 Federal Home Loan Banks	3.875%	6/14/13	50	52
1 Federal Home Loan Banks	1.875%	6/21/13	2,260	2,298
1 Federal Home Loan Banks	5.125%	8/14/13	1,000	1,058
1 Federal Home Loan Banks	0.500%	8/28/13	1,365	1,369
1 Federal Home Loan Banks	4.000%	9/6/13	510	534
1 Federal Home Loan Banks	0.375%	11/27/13	350	350
1 Federal Home Loan Banks	0.875%	12/27/13	2,510	2,532
1 Federal Home Loan Banks	0.375%	1/29/14	400	400
1 Federal Home Loan Banks	2.500%	6/13/14	100	104
1 Federal Home Loan Banks	5.500%	8/13/14	700	778
1 Federal Home Loan Banks	4.500%	11/14/14	100	110
1 Federal Home Loan Banks	2.750%	12/12/14	675	713
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	415	435
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	1,830	1,832
2 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	500	500
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	265	274
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	570	608
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	1,065	1,084
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	190	198
2 Federal Home Loan Mortgage Corp.	0.375%	4/28/14	1,000	1,000
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	285	301
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	325	329
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	575	582
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	925	937
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	475	475
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	500	503
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	650	652
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	50	55
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	675	718
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	1,000	999
2 Federal National Mortgage Assn.	1.500%	6/26/13	640	648
2 Federal National Mortgage Assn.	3.875%	7/12/13	225	234
2 Federal National Mortgage Assn.	0.500%	8/9/13	1,125	1,128

2 Federal National Mortgage Assn.	1.250%	8/20/13	550	557
2 Federal National Mortgage Assn.	2.875%	12/11/13	880	914
2 Federal National Mortgage Assn.	0.750%	12/18/13	2,155	2,169
2 Federal National Mortgage Assn.	1.250%	2/27/14	1,355	1,376
2 Federal National Mortgage Assn.	2.750%	3/13/14	635	662
2 Federal National Mortgage Assn.	1.125%	6/27/14	475	482
2 Federal National Mortgage Assn.	0.875%	8/28/14	1,550	1,565
2 Federal National Mortgage Assn.	0.625%	10/30/14	1,485	1,490
2 Federal National Mortgage Assn.	2.625%	11/20/14	380	400
2 Federal National Mortgage Assn.	0.750%	12/19/14	500	503
2 Federal National Mortgage Assn.	0.375%	3/16/15	1,100	1,095
2 Federal National Mortgage Assn.	5.000%	4/15/15	500	564
2 Federal National Mortgage Assn.	0.500%	5/27/15	600	599
2 Federal National Mortgage Assn.	0.500%	7/2/15	425	424
Private Export Funding Corp.	3.050%	10/15/14	175	185
				37,707
Total U.S. Government and Agency Obligations (Cost $233,785)				234,571
			Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
3 Vanguard Market Liquidity Fund
(Cost $3,469)	0.148%		3,468,942	3,469
Total Investments (100.4%) (Cost $237,254)				238,040
Other Assets and Liabilities-Net (-0.4%)				(1,042)
Net Assets (100%)				236,998

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Short-Term Government Bond Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	234,571	—
Temporary Cash Investments	3,469	—	—
Total	3,469	234,571	—

C. At May 31, 2012, the cost of investment securities for tax purposes was $237,254,000. Net unrealized appreciation of investment securities for tax purposes was $786,000, consisting of unrealized gains of $796,000 on securities that had risen in value since their purchase and $10,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.9%)
U.S. Government Securities (90.5%)
United States Treasury Note/Bond	2.500%	4/30/15	42	45
United States Treasury Note/Bond	2.125%	5/31/15	496	522
United States Treasury Note/Bond	1.875%	6/30/15	2,955	3,089
United States Treasury Note/Bond	1.750%	7/31/15	2,735	2,851
United States Treasury Note/Bond	4.250%	8/15/15	883	991
United States Treasury Note/Bond	10.625%	8/15/15	613	813
United States Treasury Note/Bond	1.250%	8/31/15	4,381	4,501
United States Treasury Note/Bond	1.250%	9/30/15	1,724	1,771
United States Treasury Note/Bond	1.250%	10/31/15	2,017	2,072
United States Treasury Note/Bond	4.500%	11/15/15	1,883	2,143
United States Treasury Note/Bond	9.875%	11/15/15	158	209
United States Treasury Note/Bond	1.375%	11/30/15	2,234	2,305
United States Treasury Note/Bond	2.125%	12/31/15	1,829	1,937
United States Treasury Note/Bond	2.000%	1/31/16	3,298	3,479
United States Treasury Note/Bond	4.500%	2/15/16	1,085	1,245
United States Treasury Note/Bond	9.250%	2/15/16	266	352
United States Treasury Note/Bond	2.125%	2/29/16	1,190	1,262
United States Treasury Note/Bond	2.625%	2/29/16	736	793
United States Treasury Note/Bond	2.250%	3/31/16	2,678	2,856
United States Treasury Note/Bond	2.375%	3/31/16	1,182	1,265
United States Treasury Note/Bond	2.000%	4/30/16	2,240	2,368
United States Treasury Note/Bond	2.625%	4/30/16	3,087	3,336
United States Treasury Note/Bond	5.125%	5/15/16	746	880
United States Treasury Note/Bond	7.250%	5/15/16	423	534
United States Treasury Note/Bond	1.750%	5/31/16	2,686	2,815
United States Treasury Note/Bond	3.250%	5/31/16	387	428
United States Treasury Note/Bond	1.500%	6/30/16	4,150	4,310
United States Treasury Note/Bond	3.250%	6/30/16	1,660	1,840
United States Treasury Note/Bond	1.500%	7/31/16	4,115	4,275
United States Treasury Note/Bond	3.250%	7/31/16	752	835
United States Treasury Note/Bond	4.875%	8/15/16	172	203
United States Treasury Note/Bond	1.000%	8/31/16	3,415	3,477
United States Treasury Note/Bond	3.000%	8/31/16	4,142	4,563
United States Treasury Note/Bond	1.000%	9/30/16	1,990	2,026
United States Treasury Note/Bond	3.000%	9/30/16	4,415	4,869
United States Treasury Note/Bond	1.000%	10/31/16	675	687
United States Treasury Note/Bond	3.125%	10/31/16	1,107	1,228
United States Treasury Note/Bond	4.625%	11/15/16	1,255	1,477
United States Treasury Note/Bond	7.500%	11/15/16	1,540	2,007
United States Treasury Note/Bond	0.875%	11/30/16	4,310	4,365
United States Treasury Note/Bond	2.750%	11/30/16	1,615	1,768
United States Treasury Note/Bond	0.875%	12/31/16	2,565	2,596
United States Treasury Note/Bond	3.250%	12/31/16	773	864
United States Treasury Note/Bond	0.875%	1/31/17	582	589
United States Treasury Note/Bond	3.125%	1/31/17	4,130	4,600
United States Treasury Note/Bond	4.625%	2/15/17	2,155	2,553
United States Treasury Note/Bond	0.875%	2/28/17	1,290	1,305
United States Treasury Note/Bond	3.000%	2/28/17	927	1,029
United States Treasury Note/Bond	1.000%	3/31/17	2,000	2,035

United States Treasury Note/Bond	3.250%	3/31/17	3,259	3,659
United States Treasury Note/Bond	0.875%	4/30/17	45	45
United States Treasury Note/Bond	3.125%	4/30/17	2,763	3,089
United States Treasury Note/Bond	4.500%	5/15/17	3,824	4,537
United States Treasury Note/Bond	8.750%	5/15/17	177	247
United States Treasury Note/Bond	0.625%	5/31/17	2,000	1,996
United States Treasury Note/Bond	2.750%	5/31/17	1,274	1,403
United States Treasury Note/Bond	2.500%	6/30/17	3,246	3,536
United States Treasury Note/Bond	2.375%	7/31/17	1,523	1,650
United States Treasury Note/Bond	4.750%	8/15/17	724	874
United States Treasury Note/Bond	8.875%	8/15/17	1,320	1,875
United States Treasury Note/Bond	1.875%	8/31/17	1,061	1,123
United States Treasury Note/Bond	1.875%	9/30/17	1,758	1,861
United States Treasury Note/Bond	1.875%	10/31/17	2,330	2,467
United States Treasury Note/Bond	4.250%	11/15/17	2,298	2,727
United States Treasury Note/Bond	2.250%	11/30/17	5,535	5,974
United States Treasury Note/Bond	2.625%	1/31/18	909	1,001
United States Treasury Note/Bond	3.500%	2/15/18	6,541	7,523
United States Treasury Note/Bond	2.750%	2/28/18	2,751	3,051
United States Treasury Note/Bond	2.875%	3/31/18	1,892	2,114
United States Treasury Note/Bond	2.625%	4/30/18	2,682	2,960
United States Treasury Note/Bond	3.875%	5/15/18	1,105	1,302
United States Treasury Note/Bond	2.375%	5/31/18	1,682	1,832
United States Treasury Note/Bond	2.375%	6/30/18	2,185	2,381
United States Treasury Note/Bond	2.250%	7/31/18	1,575	1,705
United States Treasury Note/Bond	4.000%	8/15/18	3,830	4,565
United States Treasury Note/Bond	1.500%	8/31/18	2,150	2,230
United States Treasury Note/Bond	1.375%	9/30/18	2,195	2,258
United States Treasury Note/Bond	1.750%	10/31/18	1,140	1,200
United States Treasury Note/Bond	3.750%	11/15/18	2,602	3,072
United States Treasury Note/Bond	9.000%	11/15/18	133	201
United States Treasury Note/Bond	1.375%	11/30/18	1,035	1,065
United States Treasury Note/Bond	1.375%	12/31/18	785	807
United States Treasury Note/Bond	1.250%	1/31/19	300	306
United States Treasury Note/Bond	2.750%	2/15/19	2,362	2,641
United States Treasury Note/Bond	8.875%	2/15/19	369	561
United States Treasury Note/Bond	1.375%	2/28/19	200	205
United States Treasury Note/Bond	1.500%	3/31/19	1,460	1,510
United States Treasury Note/Bond	1.250%	4/30/19	1,600	1,627
United States Treasury Note/Bond	3.125%	5/15/19	2,973	3,404
United States Treasury Note/Bond	1.125%	5/31/19	1,100	1,108
United States Treasury Note/Bond	3.625%	8/15/19	2,633	3,111
United States Treasury Note/Bond	8.125%	8/15/19	2,584	3,868
United States Treasury Note/Bond	3.375%	11/15/19	3,265	3,804
United States Treasury Note/Bond	3.625%	2/15/20	6,610	7,833
United States Treasury Note/Bond	8.500%	2/15/20	2,340	3,621
United States Treasury Note/Bond	3.500%	5/15/20	4,339	5,104
United States Treasury Note/Bond	2.625%	8/15/20	3,149	3,488
United States Treasury Note/Bond	8.750%	8/15/20	1,110	1,766
United States Treasury Note/Bond	2.625%	11/15/20	6,007	6,646
United States Treasury Note/Bond	3.625%	2/15/21	4,675	5,557
United States Treasury Note/Bond	7.875%	2/15/21	1,041	1,608
United States Treasury Note/Bond	3.125%	5/15/21	3,897	4,467
United States Treasury Note/Bond	8.125%	5/15/21	300	472
United States Treasury Note/Bond	2.125%	8/15/21	4,125	4,363
United States Treasury Note/Bond	8.125%	8/15/21	300	476
United States Treasury Note/Bond	2.000%	11/15/21	6,755	7,051

United States Treasury Note/Bond	8.000%	11/15/21	1,200	1,902
United States Treasury Note/Bond	2.000%	2/15/22	5,870	6,114
United States Treasury Note/Bond	1.750%	5/15/22	1,200	1,220
				258,526
Agency Bonds and Notes (8.4%)
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	50	52
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	50	52
1 Federal Farm Credit Banks Funding Corp.	0.500%	6/23/15	100	100
1 Federal Farm Credit Banks Funding Corp.	1.500%	11/16/15	50	51
1 Federal Farm Credit Banks Funding Corp.	1.050%	3/28/16	100	101
1 Federal Farm Credit Banks Funding Corp.	4.875%	1/17/17	500	592
1 Federal Home Loan Banks	3.125%	3/11/16	425	461
1 Federal Home Loan Banks	5.375%	5/18/16	1,055	1,247
1 Federal Home Loan Banks	4.750%	12/16/16	810	952
1 Federal Home Loan Banks	1.000%	6/21/17	225	225
1 Federal Home Loan Banks	4.125%	3/13/20	660	779
1 Federal Home Loan Banks	5.625%	6/11/21	400	521
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	500	558
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,665	1,725
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	855	913
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	250	298
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	525	551
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	100	119
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	600	602
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	238
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	600	608
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	375	375
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	225	273
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	800	924
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	409
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	450	463
2 Federal National Mortgage Assn.	0.500%	7/2/15	2,200	2,194
2 Federal National Mortgage Assn.	2.375%	7/28/15	1,740	1,837
2 Federal National Mortgage Assn.	4.375%	10/15/15	175	197
2 Federal National Mortgage Assn.	1.625%	10/26/15	75	77
2 Federal National Mortgage Assn.	5.000%	3/15/16	25	29
2 Federal National Mortgage Assn.	2.375%	4/11/16	100	106
2 Federal National Mortgage Assn.	1.250%	9/28/16	50	51
2 Federal National Mortgage Assn.	1.375%	11/15/16	475	485
2 Federal National Mortgage Assn.	1.250%	1/30/17	200	203
2 Federal National Mortgage Assn.	5.000%	2/13/17	380	451
2 Federal National Mortgage Assn.	1.125%	4/27/17	1,600	1,612
2 Federal National Mortgage Assn.	5.000%	5/11/17	465	555
2 Federal National Mortgage Assn.	5.375%	6/12/17	1,070	1,300
2 Federal National Mortgage Assn.	0.000%	10/9/19	450	372
1 Financing Corp.	10.700%	10/6/17	122	181
1 Financing Corp.	9.800%	4/6/18	200	295
1 Financing Corp.	10.350%	8/3/18	250	380
1 Financing Corp.	9.700%	4/5/19	50	76
Private Export Funding Corp.	1.375%	2/15/17	250	255
Private Export Funding Corp.	2.250%	12/15/17	25	27
1 Tennessee Valley Authority	5.500%	7/18/17	125	152
1 Tennessee Valley Authority	3.875%	2/15/21	75	87
				24,111
Total U.S. Government and Agency Obligations (Cost $268,958)				282,637

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
3 Vanguard Market Liquidity Fund
(Cost $3,408)	0.148%	3,407,740	3,408
Total Investments (100.1%) (Cost $272,366)			286,045
Other Assets and Liabilities-Net (-0.1%)			(247)
Net Assets (100%)			285,798

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	282,637	—
Temporary Cash Investments	3,408	—	—
Total	3,408	282,637	—

Intermediate-Term Government Bond Index Fund

C. At May 31, 2012, the cost of investment securities for tax purposes was $272,366,000. Net unrealized appreciation of investment securities for tax purposes was $13,679,000, consisting of unrealized gains of $13,680,000 on securities that had risen in value since their purchase and $1,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (92.5%)
	United States Treasury Note/Bond	2.000%	11/15/21	125	130
	United States Treasury Note/Bond	7.250%	8/15/22	611	942
	United States Treasury Note/Bond	7.625%	11/15/22	810	1,285
	United States Treasury Note/Bond	7.125%	2/15/23	1,949	3,009
	United States Treasury Note/Bond	6.250%	8/15/23	4,001	5,868
	United States Treasury Note/Bond	7.500%	11/15/24	1,045	1,709
	United States Treasury Note/Bond	7.625%	2/15/25	690	1,144
	United States Treasury Note/Bond	6.875%	8/15/25	758	1,200
	United States Treasury Note/Bond	6.000%	2/15/26	936	1,391
	United States Treasury Note/Bond	6.750%	8/15/26	590	939
	United States Treasury Note/Bond	6.500%	11/15/26	1,074	1,680
	United States Treasury Note/Bond	6.625%	2/15/27	158	251
	United States Treasury Note/Bond	6.375%	8/15/27	403	631
	United States Treasury Note/Bond	6.125%	11/15/27	2,900	4,457
	United States Treasury Note/Bond	5.500%	8/15/28	3,643	5,335
	United States Treasury Note/Bond	5.250%	11/15/28	779	1,116
	United States Treasury Note/Bond	5.250%	2/15/29	1,505	2,161
	United States Treasury Note/Bond	6.125%	8/15/29	1,564	2,459
	United States Treasury Note/Bond	6.250%	5/15/30	1,177	1,891
	United States Treasury Note/Bond	5.375%	2/15/31	1,950	2,893
	United States Treasury Note/Bond	4.500%	2/15/36	1,040	1,424
	United States Treasury Note/Bond	4.750%	2/15/37	2,800	3,982
	United States Treasury Note/Bond	5.000%	5/15/37	2,276	3,352
	United States Treasury Note/Bond	4.375%	2/15/38	3,109	4,211
	United States Treasury Note/Bond	4.500%	5/15/38	1,451	2,004
	United States Treasury Note/Bond	3.500%	2/15/39	3,290	3,889
	United States Treasury Note/Bond	4.250%	5/15/39	3,847	5,131
	United States Treasury Note/Bond	4.500%	8/15/39	3,295	4,564
	United States Treasury Note/Bond	4.375%	11/15/39	3,992	5,430
	United States Treasury Note/Bond	4.625%	2/15/40	6,592	9,312
	United States Treasury Note/Bond	4.375%	5/15/40	7,513	10,228
	United States Treasury Note/Bond	3.875%	8/15/40	4,828	6,071
	United States Treasury Note/Bond	4.250%	11/15/40	7,792	10,412
	United States Treasury Note/Bond	4.750%	2/15/41	5,478	7,901
	United States Treasury Note/Bond	4.375%	5/15/41	8,744	11,926
	United States Treasury Note/Bond	3.750%	8/15/41	7,110	8,755
	United States Treasury Note/Bond	3.125%	11/15/41	6,860	7,533
	United States Treasury Note/Bond	3.125%	2/15/42	5,240	5,753
	United States Treasury Note/Bond	3.000%	5/15/42	1,000	1,072
					153,441
Agency Bonds and Notes (6.6%)
1	Federal Home Loan Banks	5.500%	7/15/36	615	840
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	625	955
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	550	852
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	685	1,028
2	Federal National Mortgage Assn.	6.250%	5/15/29	100	146
2	Federal National Mortgage Assn.	7.125%	1/15/30	785	1,242
2	Federal National Mortgage Assn.	7.250%	5/15/30	715	1,149
2	Federal National Mortgage Assn.	6.625%	11/15/30	630	960

2 Federal National Mortgage Assn.	5.625%	7/15/37	275	397
Israel Government AID Bond	5.500%	9/18/23	125	164
Israel Government AID Bond	5.500%	4/26/24	525	685
1 Tennessee Valley Authority	6.750%	11/1/25	180	265
1 Tennessee Valley Authority	7.125%	5/1/30	450	701
1 Tennessee Valley Authority	4.650%	6/15/35	225	273
1 Tennessee Valley Authority	5.880%	4/1/36	50	71
1 Tennessee Valley Authority	5.500%	6/15/38	150	204
1 Tennessee Valley Authority	5.250%	9/15/39	207	273
1 Tennessee Valley Authority	4.875%	1/15/48	120	153
1 Tennessee Valley Authority	5.375%	4/1/56	340	476
1 Tennessee Valley Authority	4.625%	9/15/60	150	184
				11,018
Total U.S. Government and Agency Obligations (Cost $141,194)				164,459
			Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
3 Vanguard Market Liquidity Fund
(Cost $2,032)	0.148%		2,032,000	2,032
Total Investments (100.4%) (Cost $143,226)				166,491
Other Assets and Liabilities-Net (-0.4%)				(581)
Net Assets (100%)				165,910

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

Long-Term Government Bond Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	164,459	—
Temporary Cash Investments	2,032	—	—
Total	2,032	164,459	—

C. At May 31, 2012, the cost of investment securities for tax purposes was $143,226,000. Net unrealized appreciation of investment securities for tax purposes was $23,265,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.7%)
	United States Treasury Note/Bond (Cost
	$22,949)	0.625%	5/31/17	23,000	22,957

Corporate Bonds (98.3%)
Finance (42.1%)
	Banking (30.4%)
	Abbey National Treasury Services plc	2.875%	4/25/14	2,575	2,518
	Abbey National Treasury Services plc	4.000%	4/27/16	2,425	2,363
	American Express Co.	7.250%	5/20/14	1,221	1,356
	American Express Co.	5.500%	9/12/16	3,350	3,806
1	American Express Co.	6.800%	9/1/66	2,000	2,037
	American Express Credit Corp.	5.875%	5/2/13	3,350	3,499
	American Express Credit Corp.	7.300%	8/20/13	8,360	8,971
	American Express Credit Corp.	5.125%	8/25/14	2,750	2,966
	American Express Credit Corp.	2.750%	9/15/15	6,650	6,871
	American Express Credit Corp.	2.800%	9/19/16	7,325	7,548
	American Express Credit Corp.	2.375%	3/24/17	3,550	3,597
	Bancolombia SA	4.250%	1/12/16	1,500	1,542
	Bancolombia SA	5.950%	6/3/21	100	103
	Bank of America Corp.	7.375%	5/15/14	8,540	9,204
	Bank of America Corp.	4.500%	4/1/15	6,950	7,106
	Bank of America Corp.	4.750%	8/1/15	1,200	1,234
	Bank of America Corp.	7.750%	8/15/15	1,000	1,091
	Bank of America Corp.	3.700%	9/1/15	4,550	4,547
	Bank of America Corp.	5.250%	12/1/15	4,000	4,053
	Bank of America Corp.	3.625%	3/17/16	9,625	9,514
	Bank of America Corp.	3.750%	7/12/16	5,000	4,946
	Bank of America Corp.	6.500%	8/1/16	8,285	8,973
	Bank of America Corp.	5.750%	8/15/16	2,000	2,078
	Bank of America Corp.	7.800%	9/15/16	1,250	1,362
	Bank of America Corp.	5.625%	10/14/16	4,575	4,822
	Bank of America Corp.	5.420%	3/15/17	4,375	4,451
	Bank of America Corp.	3.875%	3/22/17	4,450	4,425
	Bank of America NA	5.300%	3/15/17	5,825	5,919
	Bank of Montreal	2.125%	6/28/13	1,625	1,649
	Bank of Montreal	1.750%	4/29/14	4,825	4,923
	Bank of Montreal	2.500%	1/11/17	2,500	2,586
	Bank of New York Mellon Corp.	5.125%	8/27/13	2,317	2,444
	Bank of New York Mellon Corp.	4.300%	5/15/14	2,113	2,259
	Bank of New York Mellon Corp.	1.200%	2/20/15	1,950	1,959
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,000	1,092
	Bank of New York Mellon Corp.	2.950%	6/18/15	2,050	2,150
	Bank of New York Mellon Corp.	2.500%	1/15/16	1,325	1,377
	Bank of New York Mellon Corp.	2.300%	7/28/16	11,000	11,373
	Bank of New York Mellon Corp.	2.400%	1/17/17	1,500	1,547
	Bank of New York Mellon Corp.	1.969%	6/20/17	550	554
	Bank of Nova Scotia	2.375%	12/17/13	5,250	5,375
	Bank of Nova Scotia	1.850%	1/12/15	1,490	1,517
	Bank of Nova Scotia	3.400%	1/22/15	10,325	10,870
	Bank of Nova Scotia	2.050%	10/7/15	2,875	2,959

Bank of Nova Scotia	2.900%	3/29/16	2,750	2,893
Bank of Nova Scotia	2.550%	1/12/17	2,940	3,056
Barclays Bank plc	5.200%	7/10/14	5,400	5,701
Barclays Bank plc	2.750%	2/23/15	9,050	9,040
Barclays Bank plc	3.900%	4/7/15	3,400	3,508
Barclays Bank plc	5.000%	9/22/16	5,950	6,422
BB&T Corp.	2.050%	4/28/14	5,825	5,939
BB&T Corp.	5.200%	12/23/15	2,990	3,298
BB&T Corp.	3.200%	3/15/16	3,200	3,387
BB&T Corp.	3.950%	4/29/16	1,300	1,417
BB&T Corp.	2.150%	3/22/17	2,075	2,107
BBVA US Senior SAU	3.250%	5/16/14	1,925	1,850
Bear Stearns Cos. LLC	5.700%	11/15/14	3,152	3,421
Bear Stearns Cos. LLC	5.300%	10/30/15	2,100	2,275
Bear Stearns Cos. LLC	5.550%	1/22/17	3,000	3,253
BNP Paribas SA	3.250%	3/11/15	7,370	7,370
BNP Paribas SA	3.600%	2/23/16	8,250	8,217
Canadian Imperial Bank of Commerce	1.450%	9/13/13	2,500	2,525
Canadian Imperial Bank of Commerce	2.350%	12/11/15	4,420	4,588
Capital One Financial Corp.	7.375%	5/23/14	6,750	7,433
Capital One Financial Corp.	2.125%	7/15/14	1,340	1,351
Capital One Financial Corp.	2.150%	3/23/15	2,075	2,083
Capital One Financial Corp.	3.150%	7/15/16	3,000	3,114
Capital One Financial Corp.	6.150%	9/1/16	3,500	3,911
Citigroup Inc.	5.500%	4/11/13	7,950	8,178
Citigroup Inc.	6.500%	8/19/13	4,405	4,623
Citigroup Inc.	6.000%	12/13/13	4,230	4,450
Citigroup Inc.	6.375%	8/12/14	6,300	6,778
Citigroup Inc.	5.000%	9/15/14	9,625	9,822
Citigroup Inc.	5.500%	10/15/14	10,375	10,996
Citigroup Inc.	6.010%	1/15/15	4,600	4,928
Citigroup Inc.	2.650%	3/2/15	5,100	5,050
Citigroup Inc.	4.875%	5/7/15	3,750	3,836
Citigroup Inc.	4.750%	5/19/15	10,860	11,299
Citigroup Inc.	4.700%	5/29/15	3,900	4,048
Citigroup Inc.	4.587%	12/15/15	6,825	7,099
Citigroup Inc.	5.300%	1/7/16	2,450	2,594
Citigroup Inc.	3.953%	6/15/16	4,915	4,997
Citigroup Inc.	4.450%	1/10/17	5,600	5,775
Citigroup Inc.	5.500%	2/15/17	2,925	3,022
Comerica Bank	5.750%	11/21/16	2,225	2,537
Comerica Inc.	4.800%	5/1/15	1,500	1,596
Comerica Inc.	3.000%	9/16/15	725	752
Commonwealth Bank of Australia	1.950%	3/16/15	4,800	4,827
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.850%	1/10/14	3,750	3,782
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	5,450	5,525
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	5,500	5,637
Countrywide Financial Corp.	6.250%	5/15/16	1,600	1,645
Credit Suisse	2.200%	1/14/14	9,200	9,290
Credit Suisse	5.500%	5/1/14	4,075	4,334
Credit Suisse	3.500%	3/23/15	4,250	4,394
Credit Suisse USA Inc.	5.500%	8/15/13	1,450	1,514
Credit Suisse USA Inc.	4.875%	1/15/15	5,350	5,748
Credit Suisse USA Inc.	5.125%	8/15/15	5,820	6,344

Credit Suisse USA Inc.	5.375%	3/2/16	3,000	3,340
Credit Suisse USA Inc.	5.850%	8/16/16	3,250	3,654
Deutsche Bank AG	3.875%	8/18/14	2,555	2,659
Deutsche Bank AG	3.450%	3/30/15	440	456
Deutsche Bank AG	3.250%	1/11/16	9,360	9,569
Deutsche Bank Financial LLC	5.375%	3/2/15	2,500	2,572
Fifth Third Bancorp	3.625%	1/25/16	4,100	4,313
Fifth Third Bancorp	5.450%	1/15/17	295	323
First Horizon National Corp.	5.375%	12/15/15	3,525	3,724
First Tennessee Bank NA	5.050%	1/15/15	225	232
First Tennessee Bank NA	5.650%	4/1/16	1,500	1,552
Goldman Sachs Group Inc.	4.750%	7/15/13	775	798
Goldman Sachs Group Inc.	5.250%	10/15/13	10,525	10,913
Goldman Sachs Group Inc.	5.150%	1/15/14	3,650	3,794
Goldman Sachs Group Inc.	6.000%	5/1/14	13,550	14,272
Goldman Sachs Group Inc.	5.000%	10/1/14	2,900	3,012
Goldman Sachs Group Inc.	5.500%	11/15/14	500	526
Goldman Sachs Group Inc.	5.125%	1/15/15	7,700	7,968
Goldman Sachs Group Inc.	3.300%	5/3/15	2,750	2,705
Goldman Sachs Group Inc.	3.700%	8/1/15	11,775	11,677
Goldman Sachs Group Inc.	5.350%	1/15/16	1,850	1,924
Goldman Sachs Group Inc.	3.625%	2/7/16	8,650	8,518
Goldman Sachs Group Inc.	5.750%	10/1/16	3,750	3,977
Goldman Sachs Group Inc.	5.625%	1/15/17	8,000	8,352
HSBC Bank USA NA	4.625%	4/1/14	3,675	3,833
HSBC USA Inc.	2.375%	2/13/15	5,675	5,705
JPMorgan Chase & Co.	2.050%	1/24/14	7,360	7,404
JPMorgan Chase & Co.	4.875%	3/15/14	3,040	3,178
JPMorgan Chase & Co.	4.650%	6/1/14	2,964	3,139
JPMorgan Chase & Co.	5.125%	9/15/14	8,500	8,931
JPMorgan Chase & Co.	3.700%	1/20/15	17,925	18,597
JPMorgan Chase & Co.	4.750%	3/1/15	7,375	7,874
JPMorgan Chase & Co.	1.875%	3/20/15	5,625	5,606
JPMorgan Chase & Co.	5.250%	5/1/15	1,500	1,592
JPMorgan Chase & Co.	5.150%	10/1/15	2,299	2,446
JPMorgan Chase & Co.	2.600%	1/15/16	2,075	2,078
JPMorgan Chase & Co.	3.450%	3/1/16	4,625	4,763
JPMorgan Chase & Co.	3.150%	7/5/16	12,075	12,319
KeyBank NA	5.800%	7/1/14	1,550	1,674
KeyBank NA	4.950%	9/15/15	1,000	1,074
KeyBank NA	5.450%	3/3/16	2,000	2,220
KeyCorp	3.750%	8/13/15	2,000	2,111
Lloyds TSB Bank plc	4.875%	1/21/16	8,200	8,444
Lloyds TSB Bank plc	4.200%	3/28/17	3,000	2,994
M&I Marshall & Ilsley Bank	4.850%	6/16/15	550	588
M&I Marshall & Ilsley Bank	5.000%	1/17/17	925	1,006
1 Manufacturers & Traders Trust Co.	5.585%	12/28/20	1,500	1,478
MBNA Corp.	5.000%	6/15/15	2,800	2,907
Merrill Lynch & Co. Inc.	5.000%	2/3/14	2,800	2,891
Merrill Lynch & Co. Inc.	5.450%	7/15/14	4,300	4,507
Merrill Lynch & Co. Inc.	5.000%	1/15/15	3,775	3,882
Merrill Lynch & Co. Inc.	6.050%	5/16/16	4,350	4,465
Merrill Lynch & Co. Inc.	5.700%	5/2/17	1,000	1,015
Morgan Stanley	2.875%	1/24/14	2,950	2,879
Morgan Stanley	4.750%	4/1/14	10,350	10,215
Morgan Stanley	6.000%	5/13/14	5,850	5,952
Morgan Stanley	2.875%	7/28/14	6,650	6,456

Morgan Stanley	4.200%	11/20/14	2,750	2,703
Morgan Stanley	4.100%	1/26/15	7,775	7,583
Morgan Stanley	6.000%	4/28/15	4,350	4,419
Morgan Stanley	4.000%	7/24/15	6,425	6,195
Morgan Stanley	5.375%	10/15/15	3,375	3,362
Morgan Stanley	3.450%	11/2/15	3,000	2,851
Morgan Stanley	3.800%	4/29/16	5,850	5,527
Morgan Stanley	5.750%	10/18/16	3,400	3,444
Morgan Stanley	5.450%	1/9/17	5,700	5,610
Morgan Stanley	4.750%	3/22/17	3,000	2,874
Morgan Stanley	5.550%	4/27/17	8,355	8,154
Murray Street Investment Trust I	4.647%	3/9/17	4,600	4,552
National Australia Bank Ltd.	2.000%	3/9/15	2,950	2,954
National Australia Bank Ltd.	2.750%	3/9/17	2,950	2,965
National City Corp.	4.900%	1/15/15	1,025	1,119
Northern Trust Corp.	5.500%	8/15/13	1,825	1,930
PNC Bank NA	5.250%	1/15/17	3,000	3,341
PNC Funding Corp.	5.400%	6/10/14	850	923
PNC Funding Corp.	3.625%	2/8/15	5,300	5,644
PNC Funding Corp.	4.250%	9/21/15	1,230	1,348
PNC Funding Corp.	2.700%	9/19/16	5,050	5,234
PNC Funding Corp.	5.625%	2/1/17	1,950	2,190
Regions Financial Corp.	5.750%	6/15/15	2,500	2,587
Royal Bank of Canada	2.100%	7/29/13	4,650	4,732
Royal Bank of Canada	1.450%	10/30/14	3,875	3,920
Royal Bank of Canada	1.150%	3/13/15	1,350	1,354
Royal Bank of Canada	2.625%	12/15/15	12,550	13,108
Royal Bank of Scotland plc	3.400%	8/23/13	3,450	3,480
Royal Bank of Scotland plc	3.250%	1/11/14	2,250	2,262
Royal Bank of Scotland plc	4.875%	3/16/15	6,220	6,378
Royal Bank of Scotland plc	3.950%	9/21/15	4,500	4,486
Royal Bank of Scotland plc	4.375%	3/16/16	4,750	4,786
Santander Holdings USA Inc.	4.625%	4/19/16	2,725	2,647
State Street Corp.	4.300%	5/30/14	2,205	2,345
State Street Corp.	2.875%	3/7/16	5,225	5,530
SunTrust Banks Inc.	3.600%	4/15/16	4,525	4,689
SunTrust Banks Inc.	3.500%	1/20/17	1,650	1,714
Svenska Handelsbanken AB	3.125%	7/12/16	2,500	2,586
Svenska Handelsbanken AB	2.875%	4/4/17	5,475	5,556
Toronto-Dominion Bank	1.375%	7/14/14	1,240	1,259
Toronto-Dominion Bank	2.500%	7/14/16	4,110	4,274
Toronto-Dominion Bank	2.375%	10/19/16	7,235	7,494
UBS AG	2.250%	8/12/13	4,525	4,546
UBS AG	2.250%	1/28/14	4,675	4,691
UBS AG	3.875%	1/15/15	5,175	5,328
UBS AG	5.875%	7/15/16	3,000	3,170
UFJ Finance Aruba AEC	6.750%	7/15/13	3,130	3,315
Union Bank NA	2.125%	12/16/13	450	457
Union Bank NA	5.950%	5/11/16	2,050	2,291
Union Bank NA	3.000%	6/6/16	3,800	3,996
US Bancorp	2.000%	6/14/13	8,550	8,676
US Bancorp	1.125%	10/30/13	825	829
US Bancorp	4.200%	5/15/14	1,925	2,054
US Bancorp	2.875%	11/20/14	325	341
US Bancorp	2.450%	7/27/15	4,375	4,544
US Bancorp	3.442%	2/1/16	2,250	2,330
US Bancorp	2.200%	11/15/16	5,075	5,219

US Bancorp	1.650%	5/15/17	3,300	3,299
US Bank NA	6.300%	2/4/14	150	163
US Bank NA	4.950%	10/30/14	3,360	3,661
US Bank NA	4.800%	4/15/15	2,100	2,309
1 US Bank NA	3.778%	4/29/20	1,250	1,306
Wachovia Bank NA	4.800%	11/1/14	950	1,013
Wachovia Bank NA	4.875%	2/1/15	4,150	4,478
Wachovia Bank NA	5.000%	8/15/15	500	543
Wachovia Corp.	4.875%	2/15/14	750	791
Wachovia Corp.	5.625%	10/15/16	6,200	6,951
Wells Fargo & Co.	4.950%	10/16/13	16,900	17,748
Wells Fargo & Co.	4.625%	4/15/14	5,000	5,265
Wells Fargo & Co.	3.750%	10/1/14	9,325	9,848
Wells Fargo & Co.	5.000%	11/15/14	150	160
Wells Fargo & Co.	1.250%	2/13/15	4,125	4,098
Wells Fargo & Co.	3.625%	4/15/15	3,370	3,575
Wells Fargo & Co.	3.676%	6/15/16	6,100	6,468
Wells Fargo & Co.	5.125%	9/15/16	2,000	2,221
Wells Fargo & Co.	2.625%	12/15/16	3,750	3,832
Wells Fargo & Co.	2.100%	5/8/17	2,500	2,482
Wells Fargo Bank NA	4.750%	2/9/15	500	537
Wells Fargo Bank NA	5.750%	5/16/16	3,250	3,631
Westpac Banking Corp.	2.100%	8/2/13	2,200	2,230
Westpac Banking Corp.	1.850%	12/9/13	4,875	4,928
Westpac Banking Corp.	4.200%	2/27/15	2,725	2,912
Westpac Banking Corp.	3.000%	8/4/15	11,025	11,481
Zions Bancorporation	4.500%	3/27/17	2,000	2,005

Brokerage (0.7%)
Ameriprise Financial Inc.	5.650%	11/15/15	900	1,027
1 Ameriprise Financial Inc.	7.518%	6/1/66	1,200	1,275
BlackRock Inc.	3.500%	12/10/14	3,275	3,473
BlackRock Inc.	1.375%	6/1/15	1,300	1,305
Charles Schwab Corp.	4.950%	6/1/14	1,425	1,534
Franklin Resources Inc.	3.125%	5/20/15	150	158
Jefferies Group Inc.	5.875%	6/8/14	100	102
Jefferies Group Inc.	3.875%	11/9/15	100	96
Jefferies Group Inc.	5.500%	3/15/16	2,000	2,027
Lazard Group LLC	7.125%	5/15/15	1,375	1,480
Nomura Holdings Inc.	5.000%	3/4/15	1,450	1,522
Nomura Holdings Inc.	4.125%	1/19/16	6,420	6,622
Raymond James Financial Inc.	4.250%	4/15/16	300	312
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,994	2,111

Finance Companies (3.7%)
Block Financial LLC	5.125%	10/30/14	950	985
GATX Corp.	4.750%	5/15/15	170	183
GATX Corp.	3.500%	7/15/16	2,000	2,065
General Electric Capital Corp.	1.875%	9/16/13	17,475	17,654
General Electric Capital Corp.	2.100%	1/7/14	3,000	3,047
General Electric Capital Corp.	5.900%	5/13/14	6,050	6,576
General Electric Capital Corp.	4.750%	9/15/14	3,000	3,213
General Electric Capital Corp.	3.750%	11/14/14	3,925	4,125
General Electric Capital Corp.	2.150%	1/9/15	1,000	1,014
General Electric Capital Corp.	4.875%	3/4/15	1,240	1,347
General Electric Capital Corp.	3.500%	6/29/15	2,425	2,551
General Electric Capital Corp.	4.375%	9/21/15	2,000	2,181

General Electric Capital Corp.	2.250%	11/9/15	19,675	19,947
General Electric Capital Corp.	5.000%	1/8/16	1,565	1,736
General Electric Capital Corp.	2.950%	5/9/16	4,750	4,895
General Electric Capital Corp.	3.350%	10/17/16	2,650	2,774
General Electric Capital Corp.	2.900%	1/9/17	6,000	6,157
General Electric Capital Corp.	5.400%	2/15/17	5,000	5,651
General Electric Capital Corp.	2.300%	4/27/17	5,500	5,476
1 HSBC Finance Capital Trust IX	5.911%	11/30/35	1,700	1,558
HSBC Finance Corp.	4.750%	7/15/13	1,850	1,908
HSBC Finance Corp.	5.250%	1/15/14	525	551
HSBC Finance Corp.	5.250%	4/15/15	1,600	1,714
HSBC Finance Corp.	5.000%	6/30/15	7,720	8,251
HSBC Finance Corp.	5.500%	1/19/16	4,700	5,093
SLM Corp.	5.000%	10/1/13	4,900	5,005
SLM Corp.	5.000%	4/15/15	1,875	1,870
SLM Corp.	6.250%	1/25/16	6,025	6,139
SLM Corp.	6.000%	1/25/17	1,500	1,475

Insurance (5.0%)
ACE INA Holdings Inc.	5.875%	6/15/14	1,375	1,502
ACE INA Holdings Inc.	5.600%	5/15/15	2,450	2,757
ACE INA Holdings Inc.	2.600%	11/23/15	2,290	2,379
ACE INA Holdings Inc.	5.700%	2/15/17	1,000	1,177
Aegon NV	4.625%	12/1/15	3,275	3,495
Aetna Inc.	6.000%	6/15/16	2,815	3,280
Aetna Inc.	1.750%	5/15/17	100	100
Aflac Inc.	3.450%	8/15/15	1,575	1,670
Aflac Inc.	2.650%	2/15/17	350	358
Allied World Assurance Co. Ltd.	7.500%	8/1/16	1,670	1,920
Allstate Corp.	5.000%	8/15/14	1,857	2,015
1 Allstate Corp.	6.125%	5/15/67	1,400	1,330
Allstate Life Global Funding Trusts	5.375%	4/30/13	2,000	2,087
American International Group Inc.	4.250%	9/15/14	4,665	4,838
American International Group Inc.	3.000%	3/20/15	3,700	3,747
American International Group Inc.	5.050%	10/1/15	3,675	3,905
American International Group Inc.	4.875%	9/15/16	1,500	1,582
American International Group Inc.	5.600%	10/18/16	875	949
American International Group Inc.	3.800%	3/22/17	3,100	3,158
American International Group Inc.	5.450%	5/18/17	2,500	2,706
Aon Corp.	3.500%	9/30/15	3,675	3,858
Assurant Inc.	5.625%	2/15/14	350	368
Axis Capital Holdings Ltd.	5.750%	12/1/14	400	425
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	5,221	5,424
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	2,325	2,447
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,000	3,308
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	875	879
Berkshire Hathaway Inc.	3.200%	2/11/15	9,400	9,985
Berkshire Hathaway Inc.	2.200%	8/15/16	2,000	2,078
Berkshire Hathaway Inc.	1.900%	1/31/17	2,900	2,958
1 Chubb Corp.	6.375%	3/29/67	2,825	2,860
Cigna Corp.	2.750%	11/15/16	3,625	3,725
CNA Financial Corp.	5.850%	12/15/14	1,850	1,996
CNA Financial Corp.	6.500%	8/15/16	1,000	1,130
Coventry Health Care Inc.	6.300%	8/15/14	200	218
Coventry Health Care Inc.	5.950%	3/15/17	1,500	1,724
Genworth Financial Inc.	5.750%	6/15/14	1,635	1,680
Genworth Financial Inc.	4.950%	10/1/15	1,000	993

Genworth Financial Inc.	8.625%	12/15/16	1,525	1,624
Hartford Financial Services Group Inc.	4.625%	7/15/13	250	257
Hartford Financial Services Group Inc.	4.000%	3/30/15	3,220	3,355
Hartford Financial Services Group Inc.	5.375%	3/15/17	1,675	1,786
Humana Inc.	6.450%	6/1/16	675	770
Jefferson-Pilot Corp.	4.750%	1/30/14	1,525	1,586
Kemper Corp.	6.000%	11/30/15	200	211
Lincoln National Corp.	4.300%	6/15/15	400	424
1 Lincoln National Corp.	7.000%	5/17/66	2,375	2,238
1 Lincoln National Corp.	6.050%	4/20/67	900	813
Loews Corp.	5.250%	3/15/16	575	646
Manulife Financial Corp.	3.400%	9/17/15	2,725	2,808
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	1	1
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	1,432	1,592
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,450	1,452
MetLife Inc.	2.375%	2/6/14	7,225	7,378
MetLife Inc.	5.000%	6/15/15	1,800	1,977
MetLife Inc.	6.750%	6/1/16	2,200	2,590
2 Metropolitan Life Global Funding I	5.125%	6/10/14	100	108
Principal Financial Group Inc.	7.875%	5/15/14	1,550	1,730
2 Principal Life Global Funding I	5.125%	10/15/13	175	185
Prudential Financial Inc.	4.750%	4/1/14	290	307
Prudential Financial Inc.	5.100%	9/20/14	4,725	5,084
Prudential Financial Inc.	3.875%	1/14/15	1,160	1,213
Prudential Financial Inc.	6.200%	1/15/15	400	439
Prudential Financial Inc.	4.750%	9/17/15	6,100	6,600
Prudential Financial Inc.	5.500%	3/15/16	575	639
1 Reinsurance Group of America Inc.	6.750%	12/15/65	1,400	1,288
Torchmark Corp.	6.375%	6/15/16	1,500	1,694
Transatlantic Holdings Inc.	5.750%	12/14/15	1,325	1,441
Travelers Cos. Inc.	5.500%	12/1/15	1,540	1,742
Travelers Cos. Inc.	6.250%	6/20/16	1,490	1,754
UnitedHealth Group Inc.	5.000%	8/15/14	600	653
UnitedHealth Group Inc.	4.875%	3/15/15	1,531	1,688
UnitedHealth Group Inc.	5.375%	3/15/16	2,600	2,990
UnitedHealth Group Inc.	1.875%	11/15/16	2,300	2,349
WellPoint Inc.	6.800%	8/1/12	1,325	1,338
WellPoint Inc.	6.000%	2/15/14	2,370	2,562
WellPoint Inc.	5.250%	1/15/16	3,475	3,899
Willis Group Holdings plc	4.125%	3/15/16	3,550	3,735
Willis North America Inc.	5.625%	7/15/15	275	299
Willis North America Inc.	6.200%	3/28/17	245	279
XL Group plc	5.250%	9/15/14	2,250	2,383

Other Finance (0.4%)
CME Group Inc.	5.400%	8/1/13	2,100	2,213
CME Group Inc.	5.750%	2/15/14	787	851
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,500	1,549
NYSE Euronext	4.800%	6/28/13	1,383	1,435
ORIX Corp.	4.710%	4/27/15	2,250	2,346
ORIX Corp.	5.000%	1/12/16	1,775	1,864
ORIX Corp.	3.750%	3/9/17	1,950	1,920
XTRA Finance Corp.	5.150%	4/1/17	1,600	1,845

Real Estate Investment Trusts (1.9%)
AvalonBay Communities Inc.	5.750%	9/15/16	500	577
AvalonBay Communities Inc.	5.700%	3/15/17	335	390

BioMed Realty LP	3.850%	4/15/16	1,900	1,957
Boston Properties LP	5.625%	4/15/15	1,500	1,666
Brandywine Operating Partnership LP	7.500%	5/15/15	450	503
Brandywine Operating Partnership LP	6.000%	4/1/16	600	646
Brandywine Operating Partnership LP	5.700%	5/1/17	500	535
BRE Properties Inc.	5.500%	3/15/17	825	917
CommonWealth REIT	6.250%	8/15/16	1,400	1,486
Digital Realty Trust LP	4.500%	7/15/15	2,500	2,627
Duke Realty LP	6.250%	5/15/13	1,200	1,242
Duke Realty LP	7.375%	2/15/15	850	951
Duke Realty LP	5.950%	2/15/17	1,050	1,177
ERP Operating LP	5.250%	9/15/14	100	108
ERP Operating LP	6.584%	4/13/15	1,000	1,128
ERP Operating LP	5.125%	3/15/16	2,425	2,686
HCP Inc.	5.650%	12/15/13	100	105
HCP Inc.	2.700%	2/1/14	2,050	2,080
HCP Inc.	3.750%	2/1/16	4,175	4,372
HCP Inc.	6.000%	1/30/17	300	338
Health Care REIT Inc.	3.625%	3/15/16	3,375	3,458
Health Care REIT Inc.	6.200%	6/1/16	1,275	1,417
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,857	2,037
Hospitality Properties Trust	7.875%	8/15/14	330	360
Hospitality Properties Trust	5.125%	2/15/15	2,250	2,353
Hospitality Properties Trust	5.625%	3/15/17	575	618
Kilroy Realty LP	5.000%	11/3/15	1,125	1,202
Kimco Realty Corp.	5.783%	3/15/16	500	554
Kimco Realty Corp.	5.700%	5/1/17	1,000	1,114
Liberty Property LP	5.125%	3/2/15	2,350	2,508
Liberty Property LP	5.500%	12/15/16	113	125
ProLogis LP	7.625%	8/15/14	1,160	1,286
ProLogis LP	6.250%	3/15/17	650	735
Realty Income Corp.	5.950%	9/15/16	1,000	1,123
Regency Centers LP	5.250%	8/1/15	250	269
Senior Housing Properties Trust	4.300%	1/15/16	320	321
Simon Property Group LP	6.750%	5/15/14	3,445	3,751
Simon Property Group LP	4.200%	2/1/15	6,450	6,859
Simon Property Group LP	5.100%	6/15/15	175	192
Simon Property Group LP	5.250%	12/1/16	1,400	1,593
Simon Property Group LP	2.800%	1/30/17	1,775	1,825
Simon Property Group LP	5.875%	3/1/17	86	100
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	900	920
Vornado Realty LP	4.250%	4/1/15	2,520	2,649
				1,417,985
Industrial (49.2%)
Basic Industry (4.7%)
Air Products & Chemicals Inc.	2.000%	8/2/16	925	954
Airgas Inc.	4.500%	9/15/14	1,600	1,715
Airgas Inc.	3.250%	10/1/15	950	992
Airgas Inc.	2.950%	6/15/16	500	523
Alcoa Inc.	6.000%	7/15/13	2,085	2,196
Alcoa Inc.	5.550%	2/1/17	1,500	1,645
ArcelorMittal	5.375%	6/1/13	3,650	3,757
ArcelorMittal	9.000%	2/15/15	3,075	3,456
ArcelorMittal	3.750%	2/25/15	1,800	1,807
ArcelorMittal	3.750%	8/5/15	2,000	2,006
ArcelorMittal	3.750%	3/1/16	1,150	1,148
ArcelorMittal	4.500%	2/25/17	5,450	5,323

ArcelorMittal USA LLC	6.500%	4/15/14	250	266
Barrick Gold Corp.	1.750%	5/30/14	1,350	1,368
Barrick Gold Corp.	2.900%	5/30/16	4,825	5,073
Barrick Gold Financeco LLC	6.125%	9/15/13	2,330	2,482
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	6,725	7,309
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	7,000	7,054
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	750	753
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	1,450	1,484
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	5,950	5,996
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	300	351
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	450	486
Dow Chemical Co.	7.600%	5/15/14	3,800	4,243
Dow Chemical Co.	5.900%	2/15/15	3,650	4,080
Dow Chemical Co.	2.500%	2/15/16	4,525	4,642
Eastman Chemical Co.	3.000%	12/15/15	250	259
Eastman Chemical Co.	2.400%	6/1/17	900	905
Ecolab Inc.	2.375%	12/8/14	3,250	3,350
Ecolab Inc.	3.000%	12/8/16	2,700	2,840
EI du Pont de Nemours & Co.	5.000%	7/15/13	1,475	1,548
EI du Pont de Nemours & Co.	1.750%	3/25/14	3,075	3,144
EI du Pont de Nemours & Co.	4.875%	4/30/14	450	487
EI du Pont de Nemours & Co.	3.250%	1/15/15	3,200	3,411
EI du Pont de Nemours & Co.	2.750%	4/1/16	4,700	5,010
EI du Pont de Nemours & Co.	5.250%	12/15/16	600	710
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	1,475	1,469
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	1,500	1,477
Georgia-Pacific LLC	7.700%	6/15/15	750	870
International Paper Co.	7.400%	6/15/14	2,800	3,121
International Paper Co.	5.300%	4/1/15	1,200	1,315
2 Kinross Gold Corp.	3.625%	9/1/16	1,950	1,990
Lubrizol Corp.	5.500%	10/1/14	1,500	1,663
Monsanto Co.	2.750%	4/15/16	1,100	1,169
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	4,025	4,362
PPG Industries Inc.	5.750%	3/15/13	1,450	1,506
Praxair Inc.	2.125%	6/14/13	5,200	5,286
Praxair Inc.	5.250%	11/15/14	3,250	3,600
Praxair Inc.	5.200%	3/15/17	1,025	1,206
Rio Tinto Alcan Inc.	5.000%	6/1/15	700	777
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	2,925	3,082
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	7,425	8,509
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	4,725	4,831
Rio Tinto Finance USA plc	1.125%	3/20/15	2,725	2,729
Rio Tinto Finance USA plc	2.000%	3/22/17	1,325	1,349
Teck Resources Ltd.	10.250%	5/15/16	3,500	3,955
Teck Resources Ltd.	3.150%	1/15/17	600	621
Vale Canada Ltd.	5.700%	10/15/15	1,555	1,718
Vale Overseas Ltd.	6.250%	1/11/16	2,575	2,885
Vale Overseas Ltd.	6.250%	1/23/17	4,250	4,792
Xstrata Canada Corp.	6.000%	10/15/15	1,475	1,645

Capital Goods (4.4%)
3M Co.	4.375%	8/15/13	2,135	2,239
3M Co.	1.375%	9/29/16	2,425	2,483
ABB Finance USA Inc.	1.625%	5/8/17	1,100	1,097
Bemis Co. Inc.	5.650%	8/1/14	800	867
Black & Decker Corp.	8.950%	4/15/14	1,000	1,135
Black & Decker Corp.	5.750%	11/15/16	1,400	1,633

Boeing Capital Corp.	3.250%	10/27/14	3,500	3,715
Boeing Capital Corp.	2.125%	8/15/16	4,450	4,637
Boeing Co.	1.875%	11/20/12	1,240	1,248
Caterpillar Financial Services Corp.	6.200%	9/30/13	200	215
Caterpillar Financial Services Corp.	6.125%	2/17/14	9,334	10,153
Caterpillar Financial Services Corp.	1.375%	5/20/14	6,775	6,851
Caterpillar Financial Services Corp.	1.125%	12/15/14	2,300	2,311
Caterpillar Financial Services Corp.	4.625%	6/1/15	600	664
Caterpillar Financial Services Corp.	2.050%	8/1/16	6,825	7,047
Caterpillar Inc.	1.375%	5/27/14	2,800	2,837
Cooper US Inc.	5.450%	4/1/15	950	1,052
CRH America Inc.	5.300%	10/15/13	1,975	2,069
CRH America Inc.	4.125%	1/15/16	500	513
CRH America Inc.	6.000%	9/30/16	4,000	4,441
Danaher Corp.	2.300%	6/23/16	3,100	3,261
Deere & Co.	6.950%	4/25/14	125	140
Dover Corp.	4.875%	10/15/15	175	196
Eaton Corp.	5.300%	3/15/17	2,000	2,345
Embraer Overseas Ltd.	6.375%	1/24/17	1,600	1,758
Emerson Electric Co.	4.500%	5/1/13	2,000	2,073
Emerson Electric Co.	5.125%	12/1/16	375	437
General Dynamics Corp.	5.250%	2/1/14	4,540	4,883
General Dynamics Corp.	1.375%	1/15/15	7,100	7,213
Harsco Corp.	2.700%	10/15/15	2,300	2,338
Honeywell International Inc.	4.250%	3/1/13	1,000	1,024
Honeywell International Inc.	3.875%	2/15/14	3,500	3,689
Honeywell International Inc.	5.400%	3/15/16	275	319
Illinois Tool Works Inc.	5.150%	4/1/14	3,225	3,484
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	4,550	5,183
John Deere Capital Corp.	4.900%	9/9/13	2,600	2,740
John Deere Capital Corp.	1.600%	3/3/14	6,900	7,022
John Deere Capital Corp.	1.250%	12/2/14	1,175	1,189
John Deere Capital Corp.	2.950%	3/9/15	3,150	3,339
John Deere Capital Corp.	0.875%	4/17/15	1,900	1,902
John Deere Capital Corp.	1.850%	9/15/16	2,300	2,358
John Deere Capital Corp.	2.000%	1/13/17	475	490
Joy Global Inc.	6.000%	11/15/16	400	459
L-3 Communications Corp.	3.950%	11/15/16	950	1,024
Lockheed Martin Corp.	2.125%	9/15/16	3,200	3,266
Northrop Grumman Corp.	3.700%	8/1/14	225	237
Northrop Grumman Corp.	1.850%	11/15/15	2,750	2,792
Owens Corning	6.500%	12/1/16	3,300	3,665
Raytheon Co.	1.400%	12/15/14	2,350	2,385
Raytheon Co.	1.625%	10/15/15	200	204
Roper Industries Inc.	6.625%	8/15/13	1,375	1,454
Textron Inc.	4.625%	9/21/16	2,000	2,174
Tyco International Finance SA	6.000%	11/15/13	950	1,018
Tyco International Finance SA	4.125%	10/15/14	3,525	3,768
Tyco International Finance SA	3.375%	10/15/15	700	745
United Technologies Corp.	4.875%	5/1/15	4,100	4,568
United Technologies Corp.	1.200%	6/1/15	500	505
Waste Management Inc.	5.000%	3/15/14	100	107
Waste Management Inc.	6.375%	3/11/15	534	604
Waste Management Inc.	2.600%	9/1/16	3,921	4,061

Communication (8.8%)
America Movil SAB de CV	5.500%	3/1/14	2,600	2,789

America Movil SAB de CV	3.625%	3/30/15	3,900	4,141
America Movil SAB de CV	2.375%	9/8/16	5,525	5,577
American Tower Corp.	4.625%	4/1/15	2,100	2,231
AT&T Inc.	4.950%	1/15/13	4,250	4,362
AT&T Inc.	6.700%	11/15/13	7,425	8,038
AT&T Inc.	4.850%	2/15/14	1,900	2,030
AT&T Inc.	5.100%	9/15/14	3,250	3,550
AT&T Inc.	2.500%	8/15/15	4,100	4,291
AT&T Inc.	2.950%	5/15/16	7,550	8,029
AT&T Inc.	5.625%	6/15/16	1,850	2,160
AT&T Inc.	2.400%	8/15/16	10,150	10,610
AT&T Inc.	1.600%	2/15/17	3,700	3,726
BellSouth Corp.	5.200%	9/15/14	1,000	1,090
CBS Corp.	8.200%	5/15/14	2,000	2,262
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	15,400	16,540
CenturyLink Inc.	5.000%	2/15/15	300	314
CenturyLink Inc.	6.000%	4/1/17	3,325	3,538
Comcast Cable Communications LLC	8.875%	5/1/17	800	1,041
Comcast Corp.	5.300%	1/15/14	8,075	8,629
Comcast Corp.	6.500%	1/15/15	1,450	1,645
Comcast Corp.	5.900%	3/15/16	6,950	8,040
Comcast Corp.	6.500%	1/15/17	2,575	3,067
COX Communications Inc.	4.625%	6/1/13	3,750	3,893
COX Communications Inc.	5.450%	12/15/14	2,275	2,515
Deutsche Telekom International Finance BV	5.250%	7/22/13	4,325	4,526
Deutsche Telekom International Finance BV	5.875%	8/20/13	146	154
Deutsche Telekom International Finance BV	4.875%	7/8/14	3,475	3,711
Deutsche Telekom International Finance BV	5.750%	3/23/16	1,725	1,944
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	4,400	4,734
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	6,725	7,095
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	1,000	1,043
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	3,200	3,382
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	2,800	2,809
Discovery Communications LLC	3.700%	6/1/15	3,100	3,313
Embarq Corp.	7.082%	6/1/16	1,975	2,253
France Telecom SA	4.375%	7/8/14	4,800	5,069
France Telecom SA	2.750%	9/14/16	3,800	3,862
NBCUniversal Media LLC	2.100%	4/1/14	3,100	3,158
NBCUniversal Media LLC	3.650%	4/30/15	375	399
NBCUniversal Media LLC	2.875%	4/1/16	3,900	4,074
News America Inc.	5.300%	12/15/14	4,650	5,105
Omnicom Group Inc.	5.900%	4/15/16	2,810	3,253
Qwest Corp.	8.375%	5/1/16	3,925	4,663
Reed Elsevier Capital Inc.	7.750%	1/15/14	1,122	1,232
Rogers Communications Inc.	6.375%	3/1/14	5,675	6,199
Rogers Communications Inc.	5.500%	3/15/14	1,500	1,614
Scripps Networks Interactive Inc.	2.700%	12/15/16	2,900	3,025
TCI Communications Inc.	8.750%	8/1/15	125	152
Telecom Italia Capital SA	5.250%	11/15/13	630	628
Telecom Italia Capital SA	6.175%	6/18/14	7,250	7,291
Telecom Italia Capital SA	4.950%	9/30/14	4,425	4,317

Telecom Italia Capital SA	5.250%	10/1/15	2,500	2,455
Telefonica Emisiones SAU	4.949%	1/15/15	2,025	1,944
Telefonica Emisiones SAU	3.729%	4/27/15	550	514
Telefonica Emisiones SAU	3.992%	2/16/16	6,375	5,879
Telefonica Emisiones SAU	6.421%	6/20/16	4,500	4,430
Telefonos de Mexico SAB de CV	5.500%	1/27/15	1,400	1,524
Thomson Reuters Corp.	5.950%	7/15/13	1,350	1,425
Thomson Reuters Corp.	5.250%	8/15/13	145	152
Thomson Reuters Corp.	5.700%	10/1/14	4,775	5,259
Time Warner Cable Inc.	6.200%	7/1/13	2,525	2,667
Time Warner Cable Inc.	8.250%	2/14/14	1,500	1,677
Time Warner Cable Inc.	7.500%	4/1/14	3,400	3,788
Time Warner Cable Inc.	3.500%	2/1/15	2,725	2,885
Time Warner Cable Inc.	5.850%	5/1/17	6,050	7,033
Verizon Communications Inc.	1.950%	3/28/14	8,475	8,661
Verizon Communications Inc.	1.250%	11/3/14	600	607
Verizon Communications Inc.	5.550%	2/15/16	4,600	5,311
Verizon Communications Inc.	3.000%	4/1/16	4,350	4,642
Verizon Communications Inc.	2.000%	11/1/16	6,050	6,214
Vodafone Group plc	5.000%	12/16/13	1,525	1,619
Vodafone Group plc	4.150%	6/10/14	8,876	9,436
Vodafone Group plc	5.375%	1/30/15	515	571
Vodafone Group plc	3.375%	11/24/15	3,300	3,528
Vodafone Group plc	5.750%	3/15/16	925	1,076
Vodafone Group plc	5.625%	2/27/17	3,000	3,514
Vodafone Group plc	1.625%	3/20/17	3,425	3,422
WPP Finance UK	8.000%	9/15/14	3,450	3,933

Consumer Cyclical (6.4%)
AutoZone Inc.	5.750%	1/15/15	1,600	1,766
AutoZone Inc.	5.500%	11/15/15	2,200	2,479
Best Buy Co. Inc.	6.750%	7/15/13	1,500	1,569
Costco Wholesale Corp.	5.500%	3/15/17	2,750	3,304
CVS Caremark Corp.	3.250%	5/18/15	4,475	4,753
CVS Caremark Corp.	6.125%	8/15/16	1,105	1,299
Daimler Finance North America LLC	6.500%	11/15/13	6,400	6,891
2 Daimler Finance North America LLC	2.625%	9/15/16	125	129
eBay Inc.	0.875%	10/15/13	1,175	1,182
eBay Inc.	1.625%	10/15/15	2,950	3,017
Ford Motor Credit Co. LLC	7.000%	10/1/13	5,375	5,731
Ford Motor Credit Co. LLC	8.000%	6/1/14	2,300	2,556
Ford Motor Credit Co. LLC	8.700%	10/1/14	1,750	1,995
Ford Motor Credit Co. LLC	3.875%	1/15/15	3,800	3,952
Ford Motor Credit Co. LLC	7.000%	4/15/15	3,050	3,424
Ford Motor Credit Co. LLC	2.750%	5/15/15	2,425	2,458
Ford Motor Credit Co. LLC	12.000%	5/15/15	2,200	2,772
Ford Motor Credit Co. LLC	5.625%	9/15/15	2,750	3,025
Ford Motor Credit Co. LLC	8.000%	12/15/16	2,675	3,223
Ford Motor Credit Co. LLC	4.250%	2/3/17	2,775	2,952
Home Depot Inc.	5.250%	12/16/13	2,400	2,566
Home Depot Inc.	5.400%	3/1/16	10,058	11,572
Hyatt Hotels Corp.	3.875%	8/15/16	400	422
Johnson Controls Inc.	1.750%	3/1/14	3,700	3,756
Johnson Controls Inc.	5.500%	1/15/16	3,075	3,485
Johnson Controls Inc.	2.600%	12/1/16	650	675
Lowe's Cos. Inc.	5.000%	10/15/15	4,500	5,078
Lowe's Cos. Inc.	2.125%	4/15/16	525	543

Lowe's Cos. Inc.	5.400%	10/15/16	400	467
Macy's Retail Holdings Inc.	5.750%	7/15/14	2,750	2,999
Macy's Retail Holdings Inc.	7.875%	7/15/15	1,825	2,154
Macy's Retail Holdings Inc.	5.900%	12/1/16	2,369	2,741
Marriott International Inc.	6.200%	6/15/16	1,200	1,373
McDonald's Corp.	0.750%	5/29/15	1,125	1,125
McDonald's Corp.	5.300%	3/15/17	1,400	1,661
Nordstrom Inc.	6.750%	6/1/14	2,375	2,655
PACCAR Financial Corp.	1.600%	3/15/17	1,625	1,632
PACCAR Inc.	6.875%	2/15/14	2,125	2,343
Sheraton Holding Corp.	7.375%	11/15/15	3,125	3,578
Staples Inc.	9.750%	1/15/14	3,725	4,177
Target Corp.	1.125%	7/18/14	2,000	2,024
Target Corp.	5.875%	7/15/16	1,500	1,787
Target Corp.	5.375%	5/1/17	300	354
Time Warner Inc.	3.150%	7/15/15	1,475	1,556
Time Warner Inc.	5.875%	11/15/16	3,700	4,359
Toyota Motor Credit Corp.	1.375%	8/12/13	3,225	3,252
Toyota Motor Credit Corp.	1.250%	11/17/14	7,175	7,245
Toyota Motor Credit Corp.	1.000%	2/17/15	3,825	3,830
Toyota Motor Credit Corp.	3.200%	6/17/15	750	797
Toyota Motor Credit Corp.	2.800%	1/11/16	1,200	1,257
Toyota Motor Credit Corp.	2.000%	9/15/16	5,300	5,410
Toyota Motor Credit Corp.	2.050%	1/12/17	1,025	1,044
Turner Broadcasting System Inc.	8.375%	7/1/13	1,650	1,778
Viacom Inc.	4.375%	9/15/14	6,850	7,357
Viacom Inc.	1.250%	2/27/15	2,300	2,303
Viacom Inc.	6.250%	4/30/16	100	117
Viacom Inc.	2.500%	12/15/16	2,300	2,380
Wal-Mart Stores Inc.	4.550%	5/1/13	1,925	1,998
Wal-Mart Stores Inc.	1.625%	4/15/14	3,400	3,475
Wal-Mart Stores Inc.	3.200%	5/15/14	5,300	5,581
Wal-Mart Stores Inc.	2.875%	4/1/15	1,400	1,485
Wal-Mart Stores Inc.	4.500%	7/1/15	1,200	1,332
Wal-Mart Stores Inc.	2.250%	7/8/15	3,425	3,571
Wal-Mart Stores Inc.	1.500%	10/25/15	2,825	2,885
Wal-Mart Stores Inc.	2.800%	4/15/16	2,075	2,217
Wal-Mart Stores Inc.	5.375%	4/5/17	4,000	4,760
Walgreen Co.	4.875%	8/1/13	2,425	2,545
Walt Disney Co.	4.500%	12/15/13	5,075	5,371
Walt Disney Co.	0.875%	12/1/14	900	904
Walt Disney Co.	1.350%	8/16/16	2,400	2,420
Walt Disney Co.	5.625%	9/15/16	4,300	5,062
Walt Disney Co.	1.125%	2/15/17	1,800	1,790
Western Union Co.	6.500%	2/26/14	475	520
Western Union Co.	5.930%	10/1/16	2,350	2,720
Wyndham Worldwide Corp.	6.000%	12/1/16	1,688	1,907
Yum! Brands Inc.	6.250%	4/15/16	2,714	3,152

Consumer Noncyclical (12.9%)
Abbott Laboratories	4.350%	3/15/14	350	373
Abbott Laboratories	2.700%	5/27/15	1,900	2,009
Abbott Laboratories	5.875%	5/15/16	6,025	7,123
Allergan Inc.	5.750%	4/1/16	2,000	2,338
Altria Group Inc.	8.500%	11/10/13	1,002	1,107
Altria Group Inc.	4.125%	9/11/15	8,538	9,293
AmerisourceBergen Corp.	5.875%	9/15/15	925	1,058

Amgen Inc.	1.875%	11/15/14	4,400	4,476
Amgen Inc.	4.850%	11/18/14	3,600	3,893
Amgen Inc.	2.300%	6/15/16	1,600	1,625
Amgen Inc.	2.500%	11/15/16	2,550	2,614
Amgen Inc.	2.125%	5/15/17	2,475	2,487
Anheuser-Busch Cos. LLC	5.600%	3/1/17	350	413
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	4,400	4,465
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	6,450	7,133
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	2,925	3,166
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	1,800	1,933
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	500	531
Archer-Daniels-Midland Co.	8.375%	4/15/17	750	962
AstraZeneca plc	5.400%	6/1/14	1,475	1,611
Avon Products Inc.	5.625%	3/1/14	450	467
Baxter International Inc.	4.000%	3/1/14	1,158	1,225
Baxter International Inc.	4.625%	3/15/15	1,200	1,324
Baxter International Inc.	5.900%	9/1/16	1,985	2,373
Baxter International Inc.	1.850%	1/15/17	800	825
Beam Inc.	5.375%	1/15/16	1,568	1,754
Beam Inc.	1.875%	5/15/17	1,125	1,126
Becton Dickinson & Co.	1.750%	11/8/16	1,875	1,925
Boston Scientific Corp.	4.500%	1/15/15	3,240	3,466
Boston Scientific Corp.	6.250%	11/15/15	2,800	3,145
Boston Scientific Corp.	6.400%	6/15/16	1,400	1,620
Boston Scientific Corp.	5.125%	1/12/17	1,250	1,366
Bottling Group LLC	6.950%	3/15/14	925	1,026
Bottling Group LLC	5.500%	4/1/16	425	495
Bristol-Myers Squibb Co.	5.250%	8/15/13	1,325	1,400
Brown-Forman Corp.	2.500%	1/15/16	725	758
Bunge Ltd. Finance Corp.	5.350%	4/15/14	525	559
Bunge Ltd. Finance Corp.	5.100%	7/15/15	3,000	3,226
Bunge Ltd. Finance Corp.	4.100%	3/15/16	3,300	3,484
Campbell Soup Co.	3.375%	8/15/14	2,700	2,860
Cardinal Health Inc.	4.000%	6/15/15	3,625	3,897
CareFusion Corp.	5.125%	8/1/14	2,700	2,905
Celgene Corp.	2.450%	10/15/15	2,650	2,709
Church & Dwight Co. Inc.	3.350%	12/15/15	250	263
Clorox Co.	5.000%	3/1/13	3,000	3,097
Coca-Cola Co.	3.625%	3/15/14	850	896
Coca-Cola Co.	0.750%	3/13/15	2,600	2,608
Coca-Cola Co.	1.500%	11/15/15	3,670	3,757
Coca-Cola Co.	1.800%	9/1/16	3,875	3,985
Coca-Cola Enterprises Inc.	2.125%	9/15/15	2,300	2,355
Coca-Cola Enterprises Inc.	2.000%	8/19/16	500	507
Coca-Cola HBC Finance BV	5.500%	9/17/15	1,250	1,378
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,450	4,953
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	1,885	2,055
Colgate-Palmolive Co.	0.600%	11/15/14	2,075	2,087
Colgate-Palmolive Co.	1.300%	1/15/17	2,275	2,301
Colgate-Palmolive Co.	2.625%	5/1/17	625	667
Covidien International Finance SA	1.875%	6/15/13	2,350	2,372
Covidien International Finance SA	1.350%	5/29/15	1,575	1,577
Delhaize Group SA	5.875%	2/1/14	25	26
DENTSPLY International Inc.	2.750%	8/15/16	525	541
Diageo Capital plc	7.375%	1/15/14	3,475	3,842
Diageo Capital plc	5.500%	9/30/16	1,600	1,889
Diageo Capital plc	1.500%	5/11/17	5,075	5,083

Diageo Finance BV	5.300%	10/28/15	200	227
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,210	3,355
Eli Lilly & Co.	4.200%	3/6/14	2,100	2,231
Eli Lilly & Co.	5.200%	3/15/17	1,275	1,501
Express Scripts Holding Co.	6.250%	6/15/14	3,850	4,204
2 Express Scripts Holding Co.	2.100%	2/12/15	1,475	1,492
Express Scripts Holding Co.	3.125%	5/15/16	9,400	9,757
2 Express Scripts Holding Co.	3.500%	11/15/16	2,200	2,330
2 Express Scripts Holding Co.	2.650%	2/15/17	2,875	2,936
Genentech Inc.	4.750%	7/15/15	3,625	4,041
General Mills Inc.	5.250%	8/15/13	1,525	1,606
General Mills Inc.	5.200%	3/17/15	3,505	3,901
General Mills Inc.	5.700%	2/15/17	3,975	4,732
Gilead Sciences Inc.	2.400%	12/1/14	2,400	2,477
Gilead Sciences Inc.	3.050%	12/1/16	1,225	1,295
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,383	1,439
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	4,100	4,374
GlaxoSmithKline Capital plc	0.750%	5/8/15	1,975	1,970
GlaxoSmithKline Capital plc	1.500%	5/8/17	5,125	5,136
Hasbro Inc.	6.125%	5/15/14	1,025	1,114
Hershey Co.	5.450%	9/1/16	1,400	1,637
Hershey Co.	1.500%	11/1/16	375	380
HJ Heinz Co.	2.000%	9/12/16	1,400	1,442
HJ Heinz Co.	1.500%	3/1/17	1,100	1,100
Hospira Inc.	5.900%	6/15/14	1,025	1,101
Hospira Inc.	6.050%	3/30/17	1,000	1,136
Ingredion Inc.	3.200%	11/1/15	1,825	1,909
Johnson & Johnson	5.150%	8/15/12	2,250	2,271
Johnson & Johnson	1.200%	5/15/14	4,850	4,927
Johnson & Johnson	2.150%	5/15/16	2,120	2,231
Kellogg Co.	4.450%	5/30/16	2,525	2,802
Kellogg Co.	1.875%	11/17/16	2,000	2,037
Kellogg Co.	1.750%	5/17/17	525	524
Kimberly-Clark Corp.	4.875%	8/15/15	2,550	2,847
2 Kraft Foods Group Inc.	1.625%	6/4/15	4,150	4,141
2 Kraft Foods Group Inc.	2.250%	6/5/17	1,000	1,000
Kraft Foods Inc.	5.250%	10/1/13	3,635	3,818
Kraft Foods Inc.	6.750%	2/19/14	125	137
Kraft Foods Inc.	4.125%	2/9/16	5,350	5,817
Kroger Co.	7.500%	1/15/14	3,850	4,245
Kroger Co.	3.900%	10/1/15	1,850	2,001
Kroger Co.	2.200%	1/15/17	850	862
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,075	1,212
Life Technologies Corp.	4.400%	3/1/15	2,450	2,622
Lorillard Tobacco Co.	3.500%	8/4/16	800	834
Mattel Inc.	2.500%	11/1/16	2,255	2,327
McKesson Corp.	6.500%	2/15/14	575	628
McKesson Corp.	3.250%	3/1/16	3,775	4,071
Mead Johnson Nutrition Co.	3.500%	11/1/14	1,000	1,041
Medco Health Solutions Inc.	2.750%	9/15/15	3,025	3,112
Medtronic Inc.	4.500%	3/15/14	100	107
Medtronic Inc.	3.000%	3/15/15	5,550	5,871
Medtronic Inc.	2.625%	3/15/16	3,300	3,476
Merck & Co. Inc.	5.300%	12/1/13	5,575	5,974
Merck & Co. Inc.	4.750%	3/1/15	550	609
Merck & Co. Inc.	4.000%	6/30/15	2,825	3,084
Merck & Co. Inc.	2.250%	1/15/16	2,575	2,697

Molson Coors Brewing Co.	2.000%	5/1/17	500	503
Novartis Capital Corp.	4.125%	2/10/14	4,075	4,309
Novartis Capital Corp.	2.900%	4/24/15	4,175	4,425
PepsiAmericas Inc.	4.875%	1/15/15	225	248
PepsiAmericas Inc.	5.000%	5/15/17	750	880
PepsiCo Inc.	4.650%	2/15/13	4,779	4,916
PepsiCo Inc.	3.750%	3/1/14	2,550	2,685
PepsiCo Inc.	0.800%	8/25/14	1,000	1,002
PepsiCo Inc.	3.100%	1/15/15	3,850	4,080
PepsiCo Inc.	0.750%	3/5/15	1,775	1,768
PepsiCo Inc.	2.500%	5/10/16	6,500	6,850
Pfizer Inc.	5.350%	3/15/15	9,985	11,187
Philip Morris International Inc.	4.875%	5/16/13	3,400	3,539
Philip Morris International Inc.	6.875%	3/17/14	1,945	2,155
Philip Morris International Inc.	2.500%	5/16/16	2,650	2,790
Philip Morris International Inc.	1.625%	3/20/17	275	279
Procter & Gamble Co.	0.700%	8/15/14	4,850	4,870
Procter & Gamble Co.	3.150%	9/1/15	3,275	3,543
Procter & Gamble Co.	4.850%	12/15/15	1,100	1,261
Procter & Gamble Co.	1.450%	8/15/16	5,675	5,776
Quest Diagnostics Inc.	5.450%	11/1/15	90	101
Quest Diagnostics Inc.	3.200%	4/1/16	1,000	1,050
Reynolds American Inc.	7.250%	6/1/13	1,575	1,669
Reynolds American Inc.	7.625%	6/1/16	1,000	1,213
Safeway Inc.	6.250%	3/15/14	4,500	4,845
Sanofi	1.625%	3/28/14	1,375	1,399
Sanofi	1.200%	9/30/14	4,125	4,182
Sanofi	2.625%	3/29/16	5,640	5,914
Sara Lee Corp.	2.750%	9/15/15	1,125	1,156
St. Jude Medical Inc.	2.200%	9/15/13	450	458
St. Jude Medical Inc.	3.750%	7/15/14	3,225	3,415
St. Jude Medical Inc.	2.500%	1/15/16	975	1,017
Stryker Corp.	3.000%	1/15/15	1,375	1,448
Stryker Corp.	2.000%	9/30/16	1,500	1,545
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	6,425	6,687
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	800	843
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	1,175	1,175
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	3,475	3,537
Thermo Fisher Scientific Inc.	2.050%	2/21/14	350	360
Thermo Fisher Scientific Inc.	3.250%	11/20/14	150	158
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,375	1,461
Thermo Fisher Scientific Inc.	5.000%	6/1/15	2,000	2,232
Thermo Fisher Scientific Inc.	3.200%	3/1/16	2,710	2,907
Thermo Fisher Scientific Inc.	2.250%	8/15/16	2,000	2,082
Tyson Foods Inc.	10.500%	3/1/14	3,000	3,443
Tyson Foods Inc.	6.850%	4/1/16	715	803
Unilever Capital Corp.	3.650%	2/15/14	300	316
Unilever Capital Corp.	2.750%	2/10/16	1,750	1,869
Whirlpool Corp.	5.500%	3/1/13	3,475	3,570
Wyeth LLC	5.500%	2/1/14	5,055	5,464
Wyeth LLC	5.500%	2/15/16	2,500	2,917
Wyeth LLC	5.450%	4/1/17	2,125	2,519
Zimmer Holdings Inc.	1.400%	11/30/14	475	478

Energy (5.3%)
Anadarko Petroleum Corp.	7.625%	3/15/14	950	1,047

Anadarko Petroleum Corp.	5.750%	6/15/14	1,560	1,685
Anadarko Petroleum Corp.	5.950%	9/15/16	5,100	5,782
Apache Corp.	6.000%	9/15/13	2,850	3,050
Apache Corp.	5.625%	1/15/17	1,425	1,697
BP Capital Markets plc	5.250%	11/7/13	8,490	9,016
BP Capital Markets plc	3.625%	5/8/14	4,825	5,051
BP Capital Markets plc	1.700%	12/5/14	1,400	1,417
BP Capital Markets plc	3.875%	3/10/15	10,125	10,813
BP Capital Markets plc	3.125%	10/1/15	2,050	2,159
BP Capital Markets plc	3.200%	3/11/16	930	984
BP Capital Markets plc	2.248%	11/1/16	4,250	4,366
BP Capital Markets plc	1.846%	5/5/17	4,000	3,995
Cameron International Corp.	1.600%	4/30/15	600	600
Canadian Natural Resources Ltd.	5.150%	2/1/13	1,500	1,543
Canadian Natural Resources Ltd.	1.450%	11/14/14	1,300	1,316
Canadian Natural Resources Ltd.	4.900%	12/1/14	400	439
Canadian Natural Resources Ltd.	5.700%	5/15/17	3,150	3,697
Cenovus Energy Inc.	4.500%	9/15/14	3,900	4,179
Chevron Corp.	3.950%	3/3/14	4,225	4,480
ConocoPhillips	4.750%	2/1/14	6,725	7,166
ConocoPhillips	4.600%	1/15/15	5,375	5,895
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	2,900	3,424
Devon Energy Corp.	5.625%	1/15/14	1,800	1,932
Devon Energy Corp.	2.400%	7/15/16	1,675	1,725
Devon Energy Corp.	1.875%	5/15/17	750	749
Diamond Offshore Drilling Inc.	5.150%	9/1/14	750	811
EnCana Holdings Finance Corp.	5.800%	5/1/14	6,050	6,566
Ensco plc	3.250%	3/15/16	2,125	2,235
EOG Resources Inc.	2.950%	6/1/15	4,125	4,355
Husky Energy Inc.	5.900%	6/15/14	1,400	1,526
Marathon Petroleum Corp.	3.500%	3/1/16	2,700	2,834
Noble Holding International Ltd.	7.375%	3/15/14	240	264
Noble Holding International Ltd.	3.450%	8/1/15	800	843
Noble Holding International Ltd.	3.050%	3/1/16	3,900	4,062
Noble Holding International Ltd.	2.500%	3/15/17	500	511
Occidental Petroleum Corp.	1.450%	12/13/13	1,500	1,522
Occidental Petroleum Corp.	2.500%	2/1/16	800	844
Occidental Petroleum Corp.	4.125%	6/1/16	4,450	4,980
Occidental Petroleum Corp.	1.750%	2/15/17	2,550	2,598
PC Financial Partnership	5.000%	11/15/14	3,400	3,718
Petrohawk Energy Corp.	10.500%	8/1/14	700	777
Petrohawk Energy Corp.	7.875%	6/1/15	1,475	1,534
2 Phillips 66	1.950%	3/5/15	2,075	2,097
2 Phillips 66	2.950%	5/1/17	4,250	4,348
Shell International Finance BV	4.000%	3/21/14	10,125	10,737
Shell International Finance BV	3.100%	6/28/15	2,950	3,146
Shell International Finance BV	3.250%	9/22/15	1,775	1,902
Shell International Finance BV	5.200%	3/22/17	1,500	1,768
Talisman Energy Inc.	5.125%	5/15/15	1,125	1,226
Total Capital Canada Ltd.	1.625%	1/28/14	2,300	2,340
Total Capital International SA	1.500%	2/17/17	2,200	2,205
Total Capital SA	3.000%	6/24/15	8,525	8,983
Total Capital SA	2.300%	3/15/16	200	208
Transocean Inc.	4.950%	11/15/15	4,295	4,641
Transocean Inc.	5.050%	12/15/16	2,000	2,184
Valero Energy Corp.	4.750%	6/15/13	775	802
Valero Energy Corp.	4.500%	2/1/15	2,000	2,140

Weatherford International Ltd.	5.500%	2/15/16	2,155	2,382

Other Industrial (0.0%)
Yale University Connecticut GO	2.900%	10/15/14	660	696

Technology (5.7%)
Adobe Systems Inc.	3.250%	2/1/15	2,250	2,373
Agilent Technologies Inc.	5.500%	9/14/15	3,300	3,709
Altera Corp.	1.750%	5/15/17	1,300	1,308
Amphenol Corp.	4.750%	11/15/14	2,800	3,021
Analog Devices Inc.	3.000%	4/15/16	1,000	1,066
Applied Materials Inc.	2.650%	6/15/16	700	733
Arrow Electronics Inc.	6.875%	7/1/13	2,200	2,334
Arrow Electronics Inc.	3.375%	11/1/15	500	522
Avnet Inc.	6.625%	9/15/16	1,600	1,838
Broadcom Corp.	1.500%	11/1/13	500	507
Broadcom Corp.	2.375%	11/1/15	2,850	2,966
CA Inc.	6.125%	12/1/14	2,500	2,755
Cisco Systems Inc.	1.625%	3/14/14	6,775	6,907
Cisco Systems Inc.	2.900%	11/17/14	5,500	5,799
Cisco Systems Inc.	5.500%	2/22/16	6,175	7,177
Dell Inc.	1.400%	9/10/13	475	479
Dell Inc.	2.300%	9/10/15	4,375	4,522
Dell Inc.	3.100%	4/1/16	425	451
Dun & Bradstreet Corp.	2.875%	11/15/15	625	644
Fiserv Inc.	3.125%	6/15/16	3,275	3,379
Google Inc.	1.250%	5/19/14	900	913
Google Inc.	2.125%	5/19/16	2,700	2,827
Harris Corp.	5.000%	10/1/15	200	218
Hewlett-Packard Co.	1.250%	9/13/13	5,900	5,892
Hewlett-Packard Co.	6.125%	3/1/14	2,768	2,977
Hewlett-Packard Co.	1.550%	5/30/14	2,825	2,833
Hewlett-Packard Co.	4.750%	6/2/14	490	519
Hewlett-Packard Co.	2.625%	12/9/14	3,575	3,665
Hewlett-Packard Co.	2.350%	3/15/15	4,125	4,164
Hewlett-Packard Co.	2.125%	9/13/15	2,950	2,946
Hewlett-Packard Co.	2.200%	12/1/15	1,275	1,273
Hewlett-Packard Co.	2.650%	6/1/16	1,220	1,236
Hewlett-Packard Co.	3.000%	9/15/16	3,450	3,531
Hewlett-Packard Co.	3.300%	12/9/16	5,255	5,448
Hewlett-Packard Co.	5.400%	3/1/17	3,850	4,245
HP Enterprise Services LLC	6.000%	8/1/13	425	448
Intel Corp.	1.950%	10/1/16	5,550	5,759
International Business Machines Corp.	1.000%	8/5/13	3,700	3,725
International Business Machines Corp.	6.500%	10/15/13	4,275	4,623
International Business Machines Corp.	1.250%	5/12/14	5,475	5,544
International Business Machines Corp.	0.550%	2/6/15	3,800	3,775
International Business Machines Corp.	0.750%	5/11/15	4,700	4,692
International Business Machines Corp.	2.000%	1/5/16	4,000	4,140
International Business Machines Corp.	1.950%	7/22/16	4,650	4,801
International Business Machines Corp.	1.250%	2/6/17	2,600	2,597
Intuit Inc.	5.750%	3/15/17	1,025	1,186
Juniper Networks Inc.	3.100%	3/15/16	300	312
Lexmark International Inc.	5.900%	6/1/13	150	156
Maxim Integrated Products Inc.	3.450%	6/14/13	150	154
Microsoft Corp.	0.875%	9/27/13	2,050	2,065
Microsoft Corp.	2.950%	6/1/14	5,950	6,237

Microsoft Corp.	1.625%	9/25/15	1,475	1,520
Microsoft Corp.	2.500%	2/8/16	3,752	3,986
Oracle Corp.	3.750%	7/8/14	7,330	7,808
Oracle Corp.	5.250%	1/15/16	4,050	4,660
Pitney Bowes Inc.	4.875%	8/15/14	1,800	1,881
Pitney Bowes Inc.	4.750%	1/15/16	2,750	2,785
Symantec Corp.	2.750%	9/15/15	1,600	1,660
Texas Instruments Inc.	1.375%	5/15/14	5,050	5,130
Texas Instruments Inc.	2.375%	5/16/16	2,925	3,081
Tyco Electronics Group SA	1.600%	2/3/15	1,200	1,205
Xerox Corp.	4.250%	2/15/15	10,025	10,644
Xerox Corp.	6.400%	3/15/16	1,000	1,144
Xerox Corp.	2.950%	3/15/17	1,400	1,420

Transportation (1.0%)
Burlington Northern Santa Fe LLC	7.000%	2/1/14	2,174	2,395
Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,750	2,056
Canadian National Railway Co.	5.800%	6/1/16	700	824
Canadian National Railway Co.	1.450%	12/15/16	425	427
1 Continental Airlines 2009-1 Pass Through
Trust	9.000%	7/8/16	885	1,017
CSX Corp.	6.250%	4/1/15	3,671	4,207
CSX Corp.	5.600%	5/1/17	1,450	1,695
JB Hunt Transport Services Inc.	3.375%	9/15/15	300	311
Norfolk Southern Corp.	5.750%	1/15/16	3,200	3,695
Norfolk Southern Corp.	7.700%	5/15/17	800	1,013
Ryder System Inc.	5.850%	3/1/14	500	536
Ryder System Inc.	3.150%	3/2/15	525	544
Ryder System Inc.	7.200%	9/1/15	325	374
Ryder System Inc.	3.600%	3/1/16	2,600	2,748
Ryder System Inc.	2.500%	3/1/17	1,600	1,616
Southwest Airlines Co.	5.750%	12/15/16	1,390	1,569
Southwest Airlines Co.	5.125%	3/1/17	650	721
1 UAL 2009-1 Pass Through Trust	10.400%	5/1/18	728	834
1 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	2,338	2,674
Union Pacific Corp.	5.125%	2/15/14	900	963
United Parcel Service Inc.	3.875%	4/1/14	2,475	2,622
				1,657,008
Utilities (7.0%)
Electric (4.7%)
Ameren Corp.	8.875%	5/15/14	1,725	1,931
Appalachian Power Co.	3.400%	5/24/15	600	626
Arizona Public Service Co.	5.800%	6/30/14	1,800	1,967
Baltimore Gas & Electric Co.	5.900%	10/1/16	1,700	1,988
Carolina Power & Light Co.	5.125%	9/15/13	75	79
Carolina Power & Light Co.	5.150%	4/1/15	237	265
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	3,450	3,802
Cleveland Electric Illuminating Co.	5.650%	12/15/13	75	80
Commonwealth Edison Co.	1.625%	1/15/14	6,200	6,290
Commonwealth Edison Co.	4.700%	4/15/15	600	657
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,500	2,571
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	2,272	2,573
Consolidated Natural Gas Co.	5.000%	12/1/14	225	246
Constellation Energy Group Inc.	4.550%	6/15/15	825	888
Consumers Energy Co.	5.500%	8/15/16	1,300	1,514
Dayton Power & Light Co.	5.125%	10/1/13	960	1,012
Dominion Resources Inc.	1.800%	3/15/14	2,775	2,822

Dominion Resources Inc.	5.150%	7/15/15	1,725	1,927
Dominion Resources Inc.	2.250%	9/1/15	1,625	1,678
Dominion Resources Inc.	1.950%	8/15/16	1,550	1,580
1 Dominion Resources Inc.	7.500%	6/30/66	1,100	1,166
DTE Energy Co.	6.350%	6/1/16	665	773
Duke Energy Carolinas LLC	5.300%	10/1/15	600	683
Duke Energy Carolinas LLC	1.750%	12/15/16	5,125	5,261
Duke Energy Corp.	6.300%	2/1/14	3,900	4,247
Duke Energy Corp.	3.950%	9/15/14	975	1,037
Duke Energy Corp.	3.350%	4/1/15	3,375	3,577
Enersis SA	7.375%	1/15/14	1,500	1,611
Entergy Corp.	4.700%	1/15/17	1,800	1,885
Entergy Louisiana LLC	1.875%	12/15/14	2,000	2,031
Exelon Corp.	4.900%	6/15/15	4,450	4,838
Exelon Generation Co. LLC	5.350%	1/15/14	600	637
FirstEnergy Solutions Corp.	4.800%	2/15/15	5,050	5,405
Florida Power Corp.	5.100%	12/1/15	2,150	2,434
Great Plains Energy Inc.	2.750%	8/15/13	325	330
2 Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	1,575	1,576
1 Integrys Energy Group Inc.	6.110%	12/1/66	500	500
Kentucky Utilities Co.	1.625%	11/1/15	350	354
LG&E & KU Energy LLC	2.125%	11/15/15	425	425
Louisville Gas & Electric Co.	1.625%	11/15/15	1,200	1,211
MidAmerican Energy Holdings Co.	5.875%	10/1/12	1,850	1,881
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	6,325	6,659
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	2,800	2,990
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	294
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	1,000	1,045
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	375	381
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,865	4,664
2 Niagara Mohawk Power Corp.	3.553%	10/1/14	50	53
Northeast Utilities	5.650%	6/1/13	25	26
Northern States Power Co.	1.950%	8/15/15	125	128
NSTAR Electric Co.	4.875%	4/15/14	1,000	1,071
Ohio Power Co.	5.750%	9/1/13	107	113
Ohio Power Co.	6.000%	6/1/16	2,750	3,197
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	525	558
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,100	2,335
Pacific Gas & Electric Co.	6.250%	12/1/13	310	335
Pacific Gas & Electric Co.	4.800%	3/1/14	4,725	5,046
Peco Energy Co.	5.000%	10/1/14	25	27
Pepco Holdings Inc.	2.700%	10/1/15	500	514
PG&E Corp.	5.750%	4/1/14	50	54
PPL Energy Supply LLC	6.300%	7/15/13	3,600	3,807
PPL Energy Supply LLC	5.400%	8/15/14	75	81
PPL Energy Supply LLC	6.200%	5/15/16	1,850	2,087
Progress Energy Inc.	6.050%	3/15/14	4,000	4,351
PSEG Power LLC	2.500%	4/15/13	1,750	1,776
PSEG Power LLC	5.000%	4/1/14	100	107
PSEG Power LLC	5.500%	12/1/15	975	1,096
PSEG Power LLC	2.750%	9/15/16	300	310
Public Service Co. of Colorado	7.875%	10/1/12	1,315	1,345
Public Service Electric & Gas Co.	2.700%	5/1/15	4,125	4,350
San Diego Gas & Electric Co.	5.300%	11/15/15	300	343

Scottish Power Ltd.	5.375%	3/15/15	1,500	1,592
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,736
Southern California Edison Co.	5.750%	3/15/14	2,675	2,916
Southern California Edison Co.	4.150%	9/15/14	1,089	1,168
Southern California Edison Co.	4.650%	4/1/15	600	660
Southern Co.	4.150%	5/15/14	1,141	1,208
Southern Co.	2.375%	9/15/15	4,450	4,612
Southern Co.	1.950%	9/1/16	3,500	3,578
Southern Power Co.	4.875%	7/15/15	1,875	2,058
Southwestern Electric Power Co.	5.550%	1/15/17	675	764
TECO Finance Inc.	4.000%	3/15/16	725	780
TransAlta Corp.	4.750%	1/15/15	2,000	2,090
Wisconsin Electric Power Co.	6.000%	4/1/14	2,550	2,792
1 Wisconsin Energy Corp.	6.250%	5/15/67	2,275	2,355

Natural Gas (2.3%)
AGL Capital Corp.	6.375%	7/15/16	675	786
Atmos Energy Corp.	4.950%	10/15/14	105	113
Boardwalk Pipelines LP	5.500%	2/1/17	1,700	1,888
CenterPoint Energy Resources Corp.	6.150%	5/1/16	3,350	3,902
DCP Midstream Operating LP	3.250%	10/1/15	200	202
El Paso Natural Gas Co.	5.950%	4/15/17	1,750	1,973
Enbridge Energy Partners LP	5.875%	12/15/16	1,000	1,155
Enbridge Inc.	5.800%	6/15/14	325	352
Enbridge Inc.	4.900%	3/1/15	3,200	3,470
Energy Transfer Partners LP	6.000%	7/1/13	340	355
Energy Transfer Partners LP	5.950%	2/1/15	3,900	4,270
Energy Transfer Partners LP	6.125%	2/15/17	1,000	1,130
Enterprise Products Operating LLC	9.750%	1/31/14	425	482
Enterprise Products Operating LLC	5.600%	10/15/14	3,800	4,186
Enterprise Products Operating LLC	5.000%	3/1/15	206	226
Enterprise Products Operating LLC	3.700%	6/1/15	1,300	1,389
Enterprise Products Operating LLC	3.200%	2/1/16	2,250	2,369
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,550	1,639
Kinder Morgan Energy Partners LP	5.625%	2/15/15	110	122
Kinder Morgan Energy Partners LP	3.500%	3/1/16	5,500	5,801
Kinder Morgan Energy Partners LP	6.000%	2/1/17	850	984
Magellan Midstream Partners LP	5.650%	10/15/16	650	740
National Grid plc	6.300%	8/1/16	1,800	2,097
Nisource Finance Corp.	5.400%	7/15/14	2,325	2,521
ONEOK Inc.	5.200%	6/15/15	225	245
ONEOK Partners LP	3.250%	2/1/16	1,725	1,813
ONEOK Partners LP	6.150%	10/1/16	1,675	1,943
Panhandle Eastern Pipe Line Co. LP	6.050%	8/15/13	1,000	1,056
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,500	2,918
Questar Corp.	2.750%	2/1/16	275	286
Sempra Energy	2.000%	3/15/14	5,700	5,780
2 Southern Natural Gas Co. LLC	5.900%	4/1/17	2,325	2,677
Spectra Energy Capital LLC	5.668%	8/15/14	2,523	2,736
Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	450	535
Texas Gas Transmission LLC	4.600%	6/1/15	175	189
TransCanada PipeLines Ltd.	4.000%	6/15/13	425	440
TransCanada PipeLines Ltd.	0.875%	3/2/15	2,100	2,097
TransCanada PipeLines Ltd.	3.400%	6/1/15	2,025	2,161
1 TransCanada PipeLines Ltd.	6.350%	5/15/67	2,950	3,024
Williams Partners LP	3.800%	2/15/15	3,500	3,702

Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	1,825	2,204

Other Utility (0.0%)
Veolia Environnement SA	5.250%	6/3/13	900	933

				233,701
Total Corporate Bonds (Cost $3,267,517)				3,308,694
Sovereign Bond (0.0%)
African Development Bank (Cost $598)	1.125%	3/15/17	600	606
Taxable Municipal Bond (0.0%)
Howard Hughes Medical Institute Maryland
Revenue (Cost $224)	3.450%	9/1/14	210	224

			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
3 Vanguard Market Liquidity Fund (Cost
$15,784)	0.148%		15,784,000	15,784

Total Investments (99.5%) (Cost $3,307,072)				3,348,265
Other Assets and Liabilities-Net (0.5%)				18,081
Net Assets (100%)				3,366,346

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $25,062,000, representing 0.7% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Short-Term Corporate Bond Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	22,957	—
Corporate Bonds	—	3,308,694	—
Sovereign Bonds	—	606	—
Taxable Municipal Bonds	—	224	—
Temporary Cash Investments	15,784	—	—
Total	15,784	3,332,481	—

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

The fund had no open futures contracts at May 31, 2012.

D. At May 31, 2012, the cost of investment securities for tax purposes was $3,307,199,000. Net unrealized appreciation of investment securities for tax purposes was $41,066,000, consisting of unrealized gains of $48,530,000 on securities that had risen in value since their purchase and $7,464,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
United States Treasury Note/Bond	3.500%	5/31/13	155	160
United States Treasury Note/Bond	0.875%	2/28/17	50	50
United States Treasury Note/Bond	0.875%	4/30/17	1,000	1,011
Total U.S. Government and Agency Obligations (Cost $1,220)				1,221
Corporate Bonds (98.8%)
Finance (32.6%)
Banking (20.5%)
American Express Bank FSB	6.000%	9/13/17	2,805	3,279
American Express Centurion Bank	6.000%	9/13/17	2,725	3,218
American Express Co.	6.150%	8/28/17	2,750	3,250
American Express Co.	7.000%	3/19/18	3,950	4,865
American Express Co.	8.125%	5/20/19	3,793	5,056
Bancolombia SA	5.950%	6/3/21	1,150	1,189
Bank of America Corp.	6.000%	9/1/17	5,250	5,572
Bank of America Corp.	5.750%	12/1/17	3,500	3,644
Bank of America Corp.	5.650%	5/1/18	5,975	6,216
Bank of America Corp.	5.490%	3/15/19	700	701
Bank of America Corp.	7.625%	6/1/19	7,725	8,840
Bank of America Corp.	5.625%	7/1/20	4,225	4,407
Bank of America Corp.	5.875%	1/5/21	4,675	4,868
Bank of America Corp.	5.000%	5/13/21	3,445	3,435
Bank of America Corp.	5.700%	1/24/22	3,875	4,117
Bank of America NA	6.100%	6/15/17	4,350	4,520
Bank of New York Mellon Corp.	4.600%	1/15/20	2,300	2,602
Bank of New York Mellon Corp.	4.150%	2/1/21	1,900	2,104
Bank of New York Mellon Corp.	3.550%	9/23/21	3,300	3,521
Bank of Nova Scotia	4.375%	1/13/21	1,225	1,389
Barclays Bank plc	6.750%	5/22/19	4,975	5,744
Barclays Bank plc	5.125%	1/8/20	5,390	5,784
Barclays Bank plc	5.140%	10/14/20	2,225	2,126
BB&T Corp.	6.850%	4/30/19	1,600	2,029
BB&T Corp.	5.250%	11/1/19	1,350	1,535
BB&T Corp.	3.950%	3/22/22	600	628
Bear Stearns Cos. LLC	6.400%	10/2/17	3,900	4,474
Bear Stearns Cos. LLC	7.250%	2/1/18	5,900	6,925
BNP Paribas SA	5.000%	1/15/21	6,050	6,042
Capital One Bank USA NA	8.800%	7/15/19	2,500	3,153
Capital One Financial Corp.	6.750%	9/15/17	4,525	5,407
Capital One Financial Corp.	4.750%	7/15/21	1,800	1,965
Citigroup Inc.	6.000%	8/15/17	6,825	7,404
Citigroup Inc.	6.125%	11/21/17	8,970	9,711
Citigroup Inc.	6.125%	5/15/18	4,700	5,126
Citigroup Inc.	8.500%	5/22/19	4,840	5,912
Citigroup Inc.	5.375%	8/9/20	4,475	4,791
Citigroup Inc.	4.500%	1/14/22	2,925	2,994
Comerica Bank	5.200%	8/22/17	650	727
Compass Bank	6.400%	10/1/17	800	812

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	5,525	5,861
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	4,775	4,762
Credit Suisse	6.000%	2/15/18	3,100	3,284
Credit Suisse	5.300%	8/13/19	3,875	4,325
Credit Suisse	5.400%	1/14/20	3,875	3,930
Credit Suisse	4.375%	8/5/20	3,635	3,857
Deutsche Bank AG	6.000%	9/1/17	6,475	7,388
Discover Bank	8.700%	11/18/19	1,625	2,080
Discover Bank	7.000%	4/15/20	700	820
Fifth Third Bancorp	4.500%	6/1/18	1,000	1,061
Fifth Third Bancorp	3.500%	3/15/22	650	664
First Niagara Financial Group Inc.	6.750%	3/19/20	1,100	1,243
First Niagara Financial Group Inc.	7.250%	12/15/21	425	475
Goldman Sachs Group Inc.	6.250%	9/1/17	5,750	6,111
Goldman Sachs Group Inc.	5.950%	1/18/18	7,659	8,003
Goldman Sachs Group Inc.	6.150%	4/1/18	8,700	9,081
Goldman Sachs Group Inc.	7.500%	2/15/19	5,485	6,233
Goldman Sachs Group Inc.	5.375%	3/15/20	5,825	5,919
Goldman Sachs Group Inc.	6.000%	6/15/20	3,350	3,520
Goldman Sachs Group Inc.	5.250%	7/27/21	6,400	6,299
Goldman Sachs Group Inc.	5.750%	1/24/22	8,375	8,574
HSBC Bank USA NA	6.000%	8/9/17	1,375	1,553
HSBC Bank USA NA	4.875%	8/24/20	3,455	3,548
HSBC Holdings plc	5.100%	4/5/21	5,500	6,106
HSBC Holdings plc	4.875%	1/14/22	1,300	1,429
HSBC Holdings plc	4.000%	3/30/22	3,175	3,234
HSBC USA Inc.	5.000%	9/27/20	1,950	1,963
Huntington Bancshares Inc.	7.000%	12/15/20	675	800
JPMorgan Chase & Co.	3.700%	1/20/15	50	52
JPMorgan Chase & Co.	6.125%	6/27/17	2,025	2,276
JPMorgan Chase & Co.	6.000%	1/15/18	10,832	12,156
JPMorgan Chase & Co.	6.300%	4/23/19	6,875	7,998
JPMorgan Chase & Co.	4.950%	3/25/20	1,350	1,465
JPMorgan Chase & Co.	4.400%	7/22/20	3,925	4,116
JPMorgan Chase & Co.	4.250%	10/15/20	3,750	3,889
JPMorgan Chase & Co.	4.625%	5/10/21	2,725	2,892
JPMorgan Chase & Co.	4.350%	8/15/21	9,350	9,694
JPMorgan Chase & Co.	4.500%	1/24/22	6,650	7,100
JPMorgan Chase Bank NA	6.000%	10/1/17	9,585	10,653
KeyCorp	5.100%	3/24/21	1,900	2,152
Lloyds TSB Bank plc	6.375%	1/21/21	5,975	6,441
Manufacturers & Traders Trust Co.	6.625%	12/4/17	1,100	1,262
Merrill Lynch & Co. Inc.	6.400%	8/28/17	7,175	7,630
Merrill Lynch & Co. Inc.	6.875%	4/25/18	9,935	10,893
Merrill Lynch & Co. Inc.	6.500%	7/15/18	1,925	2,060
Merrill Lynch & Co. Inc.	6.875%	11/15/18	400	438
Morgan Stanley	6.250%	8/28/17	1,250	1,246
Morgan Stanley	5.950%	12/28/17	6,625	6,598
Morgan Stanley	6.625%	4/1/18	7,750	7,868
Morgan Stanley	7.300%	5/13/19	5,140	5,303
Morgan Stanley	5.625%	9/23/19	4,465	4,313
Morgan Stanley	5.500%	1/26/20	7,075	6,654
Morgan Stanley	5.500%	7/24/20	1,570	1,464
Morgan Stanley	5.750%	1/25/21	7,700	7,216
Morgan Stanley	5.500%	7/28/21	2,200	2,053

National City Corp.	6.875%	5/15/19	1,750	2,143
Northern Trust Corp.	3.450%	11/4/20	300	323
Northern Trust Corp.	3.375%	8/23/21	3,050	3,258
PNC Bank NA	4.875%	9/21/17	1,375	1,517
PNC Bank NA	6.000%	12/7/17	725	844
PNC Funding Corp.	6.700%	6/10/19	365	452
PNC Funding Corp.	5.125%	2/8/20	4,550	5,232
PNC Funding Corp.	4.375%	8/11/20	2,275	2,507
PNC Funding Corp.	3.300%	3/8/22	325	331
Royal Bank of Scotland Group plc	6.400%	10/21/19	4,750	4,927
Royal Bank of Scotland plc	5.625%	8/24/20	2,850	2,953
Royal Bank of Scotland plc	6.125%	1/11/21	2,700	2,877
Sovereign Bank	8.750%	5/30/18	1,275	1,436
State Street Corp.	4.956%	3/15/18	2,975	3,115
State Street Corp.	4.375%	3/7/21	750	859
SunTrust Bank	7.250%	3/15/18	1,225	1,439
SunTrust Banks Inc.	6.000%	9/11/17	1,615	1,832
UBS AG	5.875%	12/20/17	7,625	8,384
UBS AG	5.750%	4/25/18	4,720	5,174
UBS AG	4.875%	8/4/20	3,900	4,124
US Bancorp	4.125%	5/24/21	2,275	2,561
US Bancorp	3.000%	3/15/22	900	925
Wachovia Bank NA	6.000%	11/15/17	1,700	1,973
Wachovia Corp.	5.750%	6/15/17	3,600	4,186
Wachovia Corp.	5.750%	2/1/18	6,775	7,854
Wells Fargo & Co.	5.625%	12/11/17	6,050	7,003
Wells Fargo & Co.	4.600%	4/1/21	4,950	5,471
Wells Fargo & Co.	3.500%	3/8/22	3,900	3,955
Westpac Banking Corp.	4.875%	11/19/19	5,375	5,893

Brokerage (0.9%)
Ameriprise Financial Inc.	7.300%	6/28/19	500	630
Ameriprise Financial Inc.	5.300%	3/15/20	1,450	1,652
BlackRock Inc.	6.250%	9/15/17	200	241
BlackRock Inc.	5.000%	12/10/19	3,150	3,633
BlackRock Inc.	4.250%	5/24/21	1,700	1,869
BlackRock Inc.	3.375%	6/1/22	400	405
Charles Schwab Corp.	4.450%	7/22/20	2,150	2,391
Jefferies Group Inc.	5.125%	4/13/18	2,050	1,963
Jefferies Group Inc.	8.500%	7/15/19	1,555	1,648
Jefferies Group Inc.	6.875%	4/15/21	725	700
Lazard Group LLC	6.850%	6/15/17	1,000	1,104
1 Legg Mason Inc.	5.500%	5/21/19	1,250	1,279
Nomura Holdings Inc.	6.700%	3/4/20	3,325	3,668
Raymond James Financial Inc.	8.600%	8/15/19	500	619
TD Ameritrade Holding Corp.	5.600%	12/1/19	1,000	1,143

Finance Companies (2.9%)
Discover Financial Services	6.450%	6/12/17	100	114
1 Discover Financial Services	5.200%	4/27/22	900	956
2 GE Capital Trust I	6.375%	11/15/67	1,675	1,717
General Electric Capital Corp.	5.625%	9/15/17	5,340	6,105
General Electric Capital Corp.	5.625%	5/1/18	4,759	5,423
3 General Electric Capital Corp.	6.000%	8/7/19	8,550	10,061
General Electric Capital Corp.	5.500%	1/8/20	1,200	1,374
General Electric Capital Corp.	5.550%	5/4/20	5,643	6,512
General Electric Capital Corp.	4.375%	9/16/20	550	592

General Electric Capital Corp.	4.625%	1/7/21	6,175	6,768
General Electric Capital Corp.	5.300%	2/11/21	4,950	5,526
General Electric Capital Corp.	4.650%	10/17/21	5,675	6,254
2 General Electric Capital Corp.	6.375%	11/15/67	2,500	2,563
HSBC Finance Corp.	6.676%	1/15/21	5,818	6,294
SLM Corp.	8.450%	6/15/18	5,875	6,236
SLM Corp.	8.000%	3/25/20	2,250	2,318
SLM Corp.	7.250%	1/25/22	2,770	2,729

Insurance (5.3%)
ACE INA Holdings Inc.	5.900%	6/15/19	1,775	2,204
AEGON Funding Co. LLC	5.750%	12/15/20	920	1,032
Aetna Inc.	6.500%	9/15/18	750	923
Aetna Inc.	3.950%	9/1/20	1,950	2,115
Aetna Inc.	4.125%	6/1/21	925	1,024
Aflac Inc.	8.500%	5/15/19	800	1,055
Aflac Inc.	4.000%	2/15/22	2,300	2,400
Alleghany Corp.	5.625%	9/15/20	100	109
Allied World Assurance Co. Ltd.	5.500%	11/15/20	275	291
Allstate Corp.	7.450%	5/16/19	1,425	1,828
Alterra Finance LLC	6.250%	9/30/20	320	353
American Financial Group Inc.	9.875%	6/15/19	750	961
American International Group Inc.	5.850%	1/16/18	5,375	5,897
American International Group Inc.	8.250%	8/15/18	5,975	7,204
American International Group Inc.	6.400%	12/15/20	3,925	4,413
Aon Corp.	5.000%	9/30/20	1,725	1,969
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	100	108
Axis Specialty Finance LLC	5.875%	6/1/20	2,750	2,959
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,525	2,998
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	850	938
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	1,275	1,278
Berkshire Hathaway Inc.	3.750%	8/15/21	2,125	2,263
Chubb Corp.	5.750%	5/15/18	1,025	1,258
Cigna Corp.	4.375%	12/15/20	425	453
Cigna Corp.	4.500%	3/15/21	4,325	4,660
Cigna Corp.	4.000%	2/15/22	600	626
CNA Financial Corp.	7.350%	11/15/19	1,764	2,089
CNA Financial Corp.	5.875%	8/15/20	600	657
CNA Financial Corp.	5.750%	8/15/21	500	547
Coventry Health Care Inc.	5.450%	6/15/21	1,150	1,318
Genworth Financial Inc.	6.515%	5/22/18	1,625	1,544
Genworth Financial Inc.	7.700%	6/15/20	900	882
Genworth Financial Inc.	7.200%	2/15/21	225	214
Genworth Financial Inc.	7.625%	9/24/21	725	709
Hanover Insurance Group Inc.	6.375%	6/15/21	725	801
Hartford Financial Services Group Inc.	4.000%	10/15/17	1,475	1,486
Hartford Financial Services Group Inc.	6.300%	3/15/18	1,000	1,096
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,850	1,993
Hartford Financial Services Group Inc.	5.125%	4/15/22	850	866
Humana Inc.	7.200%	6/15/18	800	969
Lincoln National Corp.	8.750%	7/1/19	1,625	2,077
Lincoln National Corp.	4.200%	3/15/22	750	757
Manulife Financial Corp.	4.900%	9/17/20	925	979
Markel Corp.	7.125%	9/30/19	1,000	1,174
Markel Corp.	5.350%	6/1/21	380	412
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,325	2,580
MetLife Inc.	6.817%	8/15/18	2,750	3,366

MetLife Inc.	7.717%	2/15/19	1,995	2,551
MetLife Inc.	4.750%	2/8/21	1,825	2,025
PartnerRe Finance B LLC	5.500%	6/1/20	3,095	3,297
Principal Financial Group Inc.	8.875%	5/15/19	800	1,056
Progressive Corp.	3.750%	8/23/21	2,400	2,641
2 Progressive Corp.	6.700%	6/15/67	1,200	1,245
Protective Life Corp.	7.375%	10/15/19	100	118
Prudential Financial Inc.	7.375%	6/15/19	1,625	2,006
Prudential Financial Inc.	5.375%	6/21/20	4,860	5,462
2 Prudential Financial Inc.	8.875%	6/15/68	1,175	1,375
Reinsurance Group of America Inc.	6.450%	11/15/19	600	683
Reinsurance Group of America Inc.	5.000%	6/1/21	1,270	1,351
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	350	401
Travelers Cos. Inc.	5.750%	12/15/17	700	841
Travelers Cos. Inc.	5.800%	5/15/18	600	727
Travelers Cos. Inc.	5.900%	6/2/19	1,590	1,967
Travelers Cos. Inc.	3.900%	11/1/20	1,125	1,254
UnitedHealth Group Inc.	6.000%	2/15/18	3,570	4,342
UnitedHealth Group Inc.	3.875%	10/15/20	1,275	1,392
UnitedHealth Group Inc.	3.375%	11/15/21	725	766
UnitedHealth Group Inc.	2.875%	3/15/22	500	505
Unum Group	5.625%	9/15/20	825	902
WellPoint Inc.	5.250%	1/15/16	100	112
WellPoint Inc.	5.875%	6/15/17	450	533
WellPoint Inc.	7.000%	2/15/19	2,525	3,200
WellPoint Inc.	4.350%	8/15/20	1,400	1,544
WellPoint Inc.	3.700%	8/15/21	875	920
WellPoint Inc.	3.125%	5/15/22	1,025	1,024
Willis Group Holdings plc	5.750%	3/15/21	1,550	1,704
Willis North America Inc.	7.000%	9/29/19	1,050	1,236
WR Berkley Corp.	7.375%	9/15/19	750	900
WR Berkley Corp.	5.375%	9/15/20	1,050	1,153
XLIT Ltd.	5.750%	10/1/21	1,265	1,413

Other Finance (0.1%)
NASDAQ OMX Group Inc.	5.550%	1/15/20	1,750	1,842

Real Estate Investment Trusts (2.9%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,125	1,159
Boston Properties LP	3.700%	11/15/18	4,665	4,845
Boston Properties LP	5.875%	10/15/19	1,350	1,554
Boston Properties LP	5.625%	11/15/20	1,075	1,240
Boston Properties LP	4.125%	5/15/21	775	812
Brandywine Operating Partnership LP	4.950%	4/15/18	675	691
CommonWealth REIT	5.875%	9/15/20	1,300	1,371
Digital Realty Trust LP	5.875%	2/1/20	600	667
Digital Realty Trust LP	5.250%	3/15/21	1,160	1,237
Duke Realty LP	8.250%	8/15/19	1,050	1,299
Duke Realty LP	6.750%	3/15/20	850	1,006
ERP Operating LP	5.750%	6/15/17	1,125	1,306
ERP Operating LP	4.750%	7/15/20	2,550	2,823
ERP Operating LP	4.625%	12/15/21	2,450	2,668
HCP Inc.	6.700%	1/30/18	2,550	2,979
HCP Inc.	3.750%	2/1/19	1,000	1,006
HCP Inc.	5.375%	2/1/21	2,075	2,298
Health Care REIT Inc.	4.700%	9/15/17	1,925	2,044
Health Care REIT Inc.	4.125%	4/1/19	900	913

Health Care REIT Inc.	4.950%	1/15/21	1,060	1,121
Health Care REIT Inc.	5.250%	1/15/22	1,915	2,067
Healthcare Realty Trust Inc.	5.750%	1/15/21	800	856
Hospitality Properties Trust	6.700%	1/15/18	1,125	1,265
Kilroy Realty LP	4.800%	7/15/18	950	1,011
Kimco Realty Corp.	5.783%	3/15/16	1,100	1,219
Kimco Realty Corp.	6.875%	10/1/19	450	539
Liberty Property LP	6.625%	10/1/17	250	292
Liberty Property LP	4.750%	10/1/20	870	923
Mack-Cali Realty LP	7.750%	8/15/19	675	832
Mack-Cali Realty LP	4.500%	4/18/22	200	210
National Retail Properties Inc.	6.875%	10/15/17	1,250	1,433
ProLogis LP	4.500%	8/15/17	200	210
ProLogis LP	6.625%	5/15/18	1,575	1,810
ProLogis LP	7.375%	10/30/19	450	546
ProLogis LP	6.875%	3/15/20	1,675	2,004
Realty Income Corp.	6.750%	8/15/19	1,000	1,178
Realty Income Corp.	5.750%	1/15/21	450	502
Regency Centers LP	5.875%	6/15/17	1,300	1,465
Simon Property Group LP	2.150%	9/15/17	650	646
Simon Property Group LP	6.125%	5/30/18	1,775	2,102
Simon Property Group LP	10.350%	4/1/19	1,250	1,762
Simon Property Group LP	5.650%	2/1/20	3,824	4,490
Simon Property Group LP	4.375%	3/1/21	1,525	1,673
Simon Property Group LP	4.125%	12/1/21	250	272
Simon Property Group LP	3.375%	3/15/22	800	810
UDR Inc.	4.250%	6/1/18	1,125	1,199
UDR Inc.	4.625%	1/10/22	500	533
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	1,325	1,359
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	1,895	1,984
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	650	655
Vornado Realty LP	5.000%	1/15/22	700	734
Washington REIT	4.950%	10/1/20	425	459
				796,524
Industrial (56.0%)
Basic Industry (7.0%)
Agrium Inc.	6.750%	1/15/19	250	311
Air Products & Chemicals Inc.	3.000%	11/3/21	1,225	1,291
Albemarle Corp.	4.500%	12/15/20	125	137
Alcoa Inc.	6.500%	6/15/18	865	974
Alcoa Inc.	6.750%	7/15/18	2,525	2,877
Alcoa Inc.	5.720%	2/23/19	2,000	2,140
Alcoa Inc.	6.150%	8/15/20	1,625	1,756
Alcoa Inc.	5.400%	4/15/21	2,300	2,365
Allegheny Technologies Inc.	9.375%	6/1/19	900	1,144
Allegheny Technologies Inc.	5.950%	1/15/21	265	298
AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,200	2,262
ArcelorMittal	6.125%	6/1/18	3,000	3,042
ArcelorMittal	9.850%	6/1/19	2,300	2,732
ArcelorMittal	5.250%	8/5/20	4,300	4,073
ArcelorMittal	5.500%	3/1/21	2,250	2,127
ArcelorMittal	6.250%	2/25/22	1,500	1,481
Barrick Gold Corp.	6.950%	4/1/19	725	907
1 Barrick Gold Corp.	3.850%	4/1/22	2,550	2,630
Barrick North America Finance LLC	6.800%	9/15/18	2,300	2,849
Barrick North America Finance LLC	4.400%	5/30/21	2,850	3,088
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	3,175	4,056

BHP Billiton Finance USA Ltd.	3.250%	11/21/21	3,200	3,341
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	2,300	2,320
Carpenter Technology Corp.	5.200%	7/15/21	200	212
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	775	913
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	350	365
1 Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,175	1,181
CF Industries Inc.	6.875%	5/1/18	875	1,041
CF Industries Inc.	7.125%	5/1/20	840	1,021
Cliffs Natural Resources Inc.	5.900%	3/15/20	800	887
Cliffs Natural Resources Inc.	4.800%	10/1/20	1,600	1,668
Cliffs Natural Resources Inc.	4.875%	4/1/21	1,700	1,779
Dow Chemical Co.	5.700%	5/15/18	2,765	3,220
Dow Chemical Co.	8.550%	5/15/19	3,325	4,406
Dow Chemical Co.	4.250%	11/15/20	5,550	5,899
Dow Chemical Co.	4.125%	11/15/21	2,669	2,809
Eastman Chemical Co.	2.400%	6/1/17	1,000	1,006
Eastman Chemical Co.	5.500%	11/15/19	1,525	1,738
Eastman Chemical Co.	4.500%	1/15/21	550	594
Ecolab Inc.	4.350%	12/8/21	3,700	4,057
EI du Pont de Nemours & Co.	6.000%	7/15/18	3,625	4,489
EI du Pont de Nemours & Co.	4.625%	1/15/20	2,175	2,553
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,350	1,478
EI du Pont de Nemours & Co.	4.250%	4/1/21	1,000	1,145
FMC Corp.	3.950%	2/1/22	750	791
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	4,775	4,733
International Paper Co.	7.950%	6/15/18	4,500	5,653
International Paper Co.	9.375%	5/15/19	2,225	2,983
International Paper Co.	7.500%	8/15/21	1,601	2,037
1 Kinross Gold Corp.	5.125%	9/1/21	850	902
Lubrizol Corp.	8.875%	2/1/19	1,175	1,644
Monsanto Co.	5.125%	4/15/18	1,400	1,664
Mosaic Co.	3.750%	11/15/21	700	735
Newmont Mining Corp.	5.125%	10/1/19	1,875	2,157
Newmont Mining Corp.	3.500%	3/15/22	2,400	2,377
Nucor Corp.	5.750%	12/1/17	1,700	2,045
Plum Creek Timberlands LP	4.700%	3/15/21	1,150	1,200
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	2,050	2,204
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	100	127
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	725	845
PPG Industries Inc.	6.650%	3/15/18	400	496
PPG Industries Inc.	3.600%	11/15/20	2,645	2,835
Praxair Inc.	4.500%	8/15/19	300	352
Praxair Inc.	4.050%	3/15/21	2,300	2,582
Praxair Inc.	3.000%	9/1/21	2,500	2,611
Rayonier Inc.	3.750%	4/1/22	725	732
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	5,785	7,164
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	2,800	3,849
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	2,350	2,582
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	2,900	3,102
Rio Tinto Finance USA plc	3.500%	3/22/22	1,425	1,500
RPM International Inc.	6.125%	10/15/19	750	861
Sigma-Aldrich Corp.	3.375%	11/1/20	240	259
Southern Copper Corp.	5.375%	4/16/20	800	874
Syngenta Finance NV	3.125%	3/28/22	900	932
Teck Resources Ltd.	3.850%	8/15/17	400	425
Teck Resources Ltd.	3.000%	3/1/19	775	768
Teck Resources Ltd.	10.750%	5/15/19	2,237	2,718

Teck Resources Ltd.	4.500%	1/15/21	1,100	1,171
Teck Resources Ltd.	4.750%	1/15/22	750	798
Vale Overseas Ltd.	5.625%	9/15/19	3,700	4,084
Vale Overseas Ltd.	4.625%	9/15/20	2,325	2,392
Vale Overseas Ltd.	4.375%	1/11/22	2,515	2,509
Valspar Corp.	7.250%	6/15/19	425	516
Valspar Corp.	4.200%	1/15/22	1,775	1,877

Capital Goods (5.7%)
ABB Finance USA Inc.	2.875%	5/8/22	2,125	2,117
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	227
Allied Waste North America Inc.	6.875%	6/1/17	200	206
Bemis Co. Inc.	4.500%	10/15/21	2,625	2,847
Boeing Capital Corp.	2.900%	8/15/18	300	321
Boeing Co.	6.000%	3/15/19	225	284
Boeing Co.	4.875%	2/15/20	4,075	4,933
Boeing Co.	8.750%	8/15/21	300	448
Caterpillar Financial Services Corp.	5.450%	4/15/18	500	602
Caterpillar Financial Services Corp.	7.150%	2/15/19	3,775	4,940
Caterpillar Inc.	7.900%	12/15/18	3,775	5,147
Caterpillar Inc.	3.900%	5/27/21	2,425	2,699
Cooper US Inc.	3.875%	12/15/20	800	891
CRH America Inc.	4.125%	1/15/16	1,000	1,026
CRH America Inc.	8.125%	7/15/18	300	360
CRH America Inc.	5.750%	1/15/21	700	758
Danaher Corp.	5.400%	3/1/19	2,350	2,870
Danaher Corp.	3.900%	6/23/21	1,375	1,555
Deere & Co.	4.375%	10/16/19	2,425	2,836
Dover Corp.	4.300%	3/1/21	1,750	2,020
Eaton Corp.	6.950%	3/20/19	1,085	1,382
Embraer Overseas Ltd.	6.375%	1/15/20	1,275	1,416
Emerson Electric Co.	4.875%	10/15/19	2,365	2,827
Emerson Electric Co.	4.250%	11/15/20	1,075	1,251
General Dynamics Corp.	3.875%	7/15/21	1,150	1,289
General Electric Co.	5.250%	12/6/17	8,600	9,989
Goodrich Corp.	4.875%	3/1/20	1,100	1,282
Goodrich Corp.	3.600%	2/1/21	1,725	1,853
Harsco Corp.	5.750%	5/15/18	1,725	1,955
Honeywell International Inc.	5.300%	3/1/18	2,500	2,997
Honeywell International Inc.	4.250%	3/1/21	3,642	4,227
IDEX Corp.	4.200%	12/15/21	600	628
Illinois Tool Works Inc.	6.250%	4/1/19	925	1,159
1 Illinois Tool Works Inc.	3.375%	9/15/21	977	1,048
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,724	2,114
John Deere Capital Corp.	2.800%	9/18/17	300	321
John Deere Capital Corp.	5.350%	4/3/18	750	892
John Deere Capital Corp.	2.250%	4/17/19	525	537
John Deere Capital Corp.	3.900%	7/12/21	1,200	1,339
John Deere Capital Corp.	3.150%	10/15/21	1,750	1,853
John Deere Capital Corp.	2.750%	3/15/22	675	688
Joy Global Inc.	5.125%	10/15/21	1,800	2,029
Kennametal Inc.	3.875%	2/15/22	350	363
L-3 Communications Corp.	5.200%	10/15/19	875	973
L-3 Communications Corp.	4.750%	7/15/20	1,975	2,110
L-3 Communications Corp.	4.950%	2/15/21	2,150	2,332
Lockheed Martin Corp.	4.250%	11/15/19	2,325	2,619
Lockheed Martin Corp.	3.350%	9/15/21	1,375	1,421

Northrop Grumman Corp.	5.050%	8/1/19	1,275	1,491
Northrop Grumman Corp.	3.500%	3/15/21	1,100	1,178
Parker Hannifin Corp.	5.500%	5/15/18	425	511
Raytheon Co.	6.750%	3/15/18	250	312
Raytheon Co.	4.400%	2/15/20	125	144
Raytheon Co.	3.125%	10/15/20	4,125	4,354
Republic Services Inc.	3.800%	5/15/18	2,700	2,887
Republic Services Inc.	5.500%	9/15/19	925	1,079
Republic Services Inc.	5.000%	3/1/20	675	766
Republic Services Inc.	5.250%	11/15/21	1,650	1,911
Republic Services Inc.	3.550%	6/1/22	2,325	2,359
Rockwell Collins Inc.	3.100%	11/15/21	1,359	1,430
Roper Industries Inc.	6.250%	9/1/19	1,100	1,330
Snap-on Inc.	6.125%	9/1/21	210	259
Sonoco Products Co.	4.375%	11/1/21	775	830
Stanley Black & Decker Inc.	3.400%	12/1/21	2,300	2,390
Textron Inc.	5.600%	12/1/17	800	881
Textron Inc.	7.250%	10/1/19	850	1,009
Tyco International Finance SA	3.750%	1/15/18	600	643
Tyco International Finance SA	8.500%	1/15/19	3,008	4,030
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	1,000	1,267
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	250	321
United Technologies Corp.	1.800%	6/1/17	2,000	2,030
United Technologies Corp.	5.375%	12/15/17	1,735	2,084
United Technologies Corp.	6.125%	2/1/19	2,525	3,132
United Technologies Corp.	4.500%	4/15/20	3,300	3,825
Waste Management Inc.	6.100%	3/15/18	1,250	1,492
Waste Management Inc.	7.375%	3/11/19	750	956
Waste Management Inc.	4.750%	6/30/20	2,550	2,855
Waste Management Inc.	4.600%	3/1/21	450	499
1 Xylem Inc.	4.875%	10/1/21	620	692

Communication (8.6%)
America Movil SAB de CV	5.625%	11/15/17	1,125	1,303
America Movil SAB de CV	5.000%	10/16/19	1,100	1,232
America Movil SAB de CV	5.000%	3/30/20	5,275	5,903
American Tower Corp.	7.000%	10/15/17	1,500	1,755
American Tower Corp.	4.500%	1/15/18	4,075	4,331
American Tower Corp.	5.050%	9/1/20	1,275	1,355
American Tower Corp.	4.700%	3/15/22	450	468
AT&T Inc.	5.500%	2/1/18	11,665	13,834
AT&T Inc.	5.800%	2/15/19	3,025	3,689
AT&T Inc.	4.450%	5/15/21	1,825	2,071
AT&T Inc.	3.875%	8/15/21	3,125	3,418
AT&T Inc.	3.000%	2/15/22	300	306
British Telecommunications plc	5.950%	1/15/18	1,750	2,031
CBS Corp.	4.625%	5/15/18	525	581
CBS Corp.	8.875%	5/15/19	1,000	1,336
CBS Corp.	5.750%	4/15/20	1,815	2,127
CBS Corp.	4.300%	2/15/21	950	1,024
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	4,600	6,307
CenturyLink Inc.	5.150%	6/15/17	1,500	1,561
CenturyLink Inc.	6.450%	6/15/21	3,050	3,180
CenturyLink Inc.	5.800%	3/15/22	1,700	1,679

Comcast Corp.	6.300%	11/15/17	2,650	3,198
Comcast Corp.	5.875%	2/15/18	1,600	1,889
Comcast Corp.	5.700%	5/15/18	3,900	4,591
Comcast Corp.	5.700%	7/1/19	2,740	3,270
Comcast Corp.	5.150%	3/1/20	950	1,110
Deutsche Telekom International Finance BV	6.750%	8/20/18	1,500	1,796
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,625	1,926
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	5,400	6,234
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	2,740	3,047
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	1,320	1,404
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	1,750	1,923
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	2,100	2,097
Discovery Communications LLC	5.625%	8/15/19	160	188
Discovery Communications LLC	5.050%	6/1/20	4,025	4,587
Discovery Communications LLC	4.375%	6/15/21	1,350	1,464
Discovery Communications LLC	3.300%	5/15/22	325	326
France Telecom SA	5.375%	7/8/19	1,650	1,874
France Telecom SA	4.125%	9/14/21	2,650	2,750
Grupo Televisa SAB	6.000%	5/15/18	1,150	1,328
GTE Corp.	6.840%	4/15/18	750	923
GTE Corp.	8.750%	11/1/21	1,175	1,674
Interpublic Group of Cos. Inc.	10.000%	7/15/17	1,975	2,237
Moody's Corp.	5.500%	9/1/20	775	845
NBCUniversal Media LLC	5.150%	4/30/20	3,790	4,389
NBCUniversal Media LLC	4.375%	4/1/21	3,840	4,222
News America Inc.	6.900%	3/1/19	2,525	3,069
News America Inc.	5.650%	8/15/20	500	577
News America Inc.	4.500%	2/15/21	2,850	3,085
Omnicom Group Inc.	4.450%	8/15/20	2,850	3,082
Omnicom Group Inc.	3.625%	5/1/22	1,675	1,697
Qwest Corp.	6.500%	6/1/17	1,700	1,924
Qwest Corp.	6.750%	12/1/21	2,325	2,587
Reed Elsevier Capital Inc.	8.625%	1/15/19	1,400	1,785
Rogers Communications Inc.	6.800%	8/15/18	2,800	3,459
Telecom Italia Capital SA	6.999%	6/4/18	1,575	1,594
Telecom Italia Capital SA	7.175%	6/18/19	3,000	3,001
Telefonica Emisiones SAU	6.221%	7/3/17	1,550	1,490
Telefonica Emisiones SAU	5.877%	7/15/19	1,835	1,725
Telefonica Emisiones SAU	5.134%	4/27/20	2,900	2,571
Telefonica Emisiones SAU	5.462%	2/16/21	2,950	2,645
Telefonos de Mexico SAB de CV	5.500%	11/15/19	500	572
Thomson Reuters Corp.	6.500%	7/15/18	1,500	1,863
Thomson Reuters Corp.	4.700%	10/15/19	2,225	2,533
Thomson Reuters Corp.	3.950%	9/30/21	150	163
Time Warner Cable Inc.	6.750%	7/1/18	2,475	3,001
Time Warner Cable Inc.	8.250%	4/1/19	4,200	5,515
Time Warner Cable Inc.	5.000%	2/1/20	2,425	2,718
Time Warner Cable Inc.	4.125%	2/15/21	3,400	3,582
Time Warner Cable Inc.	4.000%	9/1/21	1,391	1,452
Verizon Communications Inc.	5.500%	2/15/18	4,875	5,756
Verizon Communications Inc.	6.100%	4/15/18	2,100	2,543
Verizon Communications Inc.	8.750%	11/1/18	5,075	6,983

Verizon Communications Inc.	6.350%	4/1/19	2,075	2,614
Verizon Communications Inc.	4.600%	4/1/21	1,950	2,238
Verizon Communications Inc.	3.500%	11/1/21	4,100	4,351
Virgin Media Secured Finance plc	6.500%	1/15/18	1,500	1,637
Virgin Media Secured Finance plc	5.250%	1/15/21	1,700	1,916
Vodafone Group plc	4.625%	7/15/18	1,325	1,512
Vodafone Group plc	5.450%	6/10/19	3,130	3,770
Washington Post Co.	7.250%	2/1/19	600	693
1 WPP Finance 2010	4.750%	11/21/21	775	819

Consumer Cyclical (5.8%)
Advance Auto Parts Inc.	4.500%	1/15/22	1,075	1,150
AutoZone Inc.	7.125%	8/1/18	800	995
AutoZone Inc.	4.000%	11/15/20	750	810
AutoZone Inc.	3.700%	4/15/22	1,000	1,031
Best Buy Co. Inc.	5.500%	3/15/21	950	879
BorgWarner Inc.	4.625%	9/15/20	75	83
CVS Caremark Corp.	5.750%	6/1/17	2,500	2,954
CVS Caremark Corp.	6.600%	3/15/19	300	379
CVS Caremark Corp.	4.750%	5/18/20	1,850	2,107
CVS Caremark Corp.	4.125%	5/15/21	3,275	3,584
Darden Restaurants Inc.	6.200%	10/15/17	675	788
Darden Restaurants Inc.	4.500%	10/15/21	625	667
eBay Inc.	3.250%	10/15/20	1,900	2,001
Expedia Inc.	7.456%	8/15/18	350	396
Expedia Inc.	5.950%	8/15/20	1,800	1,909
Family Dollar Stores Inc.	5.000%	2/1/21	565	616
Ford Motor Credit Co. LLC	6.625%	8/15/17	2,225	2,584
Ford Motor Credit Co. LLC	5.000%	5/15/18	4,375	4,774
Ford Motor Credit Co. LLC	8.125%	1/15/20	2,950	3,735
Ford Motor Credit Co. LLC	5.750%	2/1/21	2,375	2,696
Ford Motor Credit Co. LLC	5.875%	8/2/21	2,575	2,923
Gap Inc.	5.950%	4/12/21	2,125	2,189
Historic TW Inc.	6.875%	6/15/18	2,314	2,853
Home Depot Inc.	3.950%	9/15/20	1,000	1,116
Home Depot Inc.	4.400%	4/1/21	2,100	2,402
Hyatt Hotels Corp.	5.375%	8/15/21	150	168
International Game Technology	7.500%	6/15/19	1,350	1,615
International Game Technology	5.500%	6/15/20	50	55
Johnson Controls Inc.	5.000%	3/30/20	725	850
Johnson Controls Inc.	4.250%	3/1/21	200	218
Johnson Controls Inc.	3.750%	12/1/21	2,175	2,302
Kohl's Corp.	6.250%	12/15/17	750	911
Kohl's Corp.	4.000%	11/1/21	2,050	2,125
Lowe's Cos. Inc.	6.100%	9/15/17	500	607
Lowe's Cos. Inc.	4.625%	4/15/20	1,775	2,017
Lowe's Cos. Inc.	3.750%	4/15/21	750	807
Lowe's Cos. Inc.	3.800%	11/15/21	849	918
Lowe's Cos. Inc.	3.120%	4/15/22	1,000	1,010
Macy's Retail Holdings Inc.	7.450%	7/15/17	875	1,071
Macy's Retail Holdings Inc.	3.875%	1/15/22	1,000	1,042
Marriott International Inc.	3.000%	3/1/19	1,450	1,473
McDonald's Corp.	5.800%	10/15/17	1,150	1,405
McDonald's Corp.	5.350%	3/1/18	3,350	4,035
McDonald's Corp.	5.000%	2/1/19	645	764
McDonald's Corp.	3.500%	7/15/20	1,500	1,649
McDonald's Corp.	3.625%	5/20/21	750	831

McDonald's Corp.	2.625%	1/15/22	325	331
Nordstrom Inc.	6.250%	1/15/18	867	1,057
Nordstrom Inc.	4.750%	5/1/20	600	697
Nordstrom Inc.	4.000%	10/15/21	2,125	2,353
O'Reilly Automotive Inc.	4.875%	1/14/21	1,235	1,371
O'Reilly Automotive Inc.	4.625%	9/15/21	375	415
Starbucks Corp.	6.250%	8/15/17	850	1,032
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,150	1,343
Target Corp.	6.000%	1/15/18	2,900	3,553
Target Corp.	3.875%	7/15/20	500	553
Target Corp.	2.900%	1/15/22	2,325	2,375
Time Warner Inc.	4.875%	3/15/20	3,424	3,859
Time Warner Inc.	4.700%	1/15/21	1,300	1,458
Time Warner Inc.	4.750%	3/29/21	2,125	2,392
Time Warner Inc.	4.000%	1/15/22	1,125	1,191
TJX Cos. Inc.	6.950%	4/15/19	1,525	1,961
Toyota Motor Credit Corp.	4.500%	6/17/20	1,025	1,173
Toyota Motor Credit Corp.	4.250%	1/11/21	625	712
Toyota Motor Credit Corp.	3.400%	9/15/21	2,125	2,257
Toyota Motor Credit Corp.	3.300%	1/12/22	2,475	2,594
VF Corp.	3.500%	9/1/21	2,600	2,812
Viacom Inc.	6.125%	10/5/17	600	722
Viacom Inc.	5.625%	9/15/19	2,000	2,367
Viacom Inc.	4.500%	3/1/21	805	898
Viacom Inc.	3.875%	12/15/21	875	934
Wal-Mart Stores Inc.	5.800%	2/15/18	2,750	3,352
Wal-Mart Stores Inc.	4.125%	2/1/19	265	302
Wal-Mart Stores Inc.	3.625%	7/8/20	2,075	2,279
Wal-Mart Stores Inc.	3.250%	10/25/20	4,265	4,573
Wal-Mart Stores Inc.	4.250%	4/15/21	2,100	2,414
Walgreen Co.	5.250%	1/15/19	2,015	2,377
Walt Disney Co.	6.000%	7/17/17	900	1,100
Walt Disney Co.	3.750%	6/1/21	4,100	4,515
Walt Disney Co.	2.750%	8/16/21	750	767
Western Union Co.	3.650%	8/22/18	650	704
Western Union Co.	5.253%	4/1/20	600	694
Wyndham Worldwide Corp.	5.750%	2/1/18	2,000	2,220
Wyndham Worldwide Corp.	4.250%	3/1/22	875	892
Yum! Brands Inc.	6.250%	3/15/18	950	1,145
Yum! Brands Inc.	5.300%	9/15/19	900	1,049
Yum! Brands Inc.	3.875%	11/1/20	1,375	1,491

Consumer Noncyclical (14.7%)
Abbott Laboratories	5.600%	11/30/17	3,550	4,319
Abbott Laboratories	5.125%	4/1/19	4,100	4,931
Abbott Laboratories	4.125%	5/27/20	2,660	3,046
Allergan Inc.	3.375%	9/15/20	1,125	1,219
Altria Group Inc.	9.700%	11/10/18	8,732	11,991
Altria Group Inc.	9.250%	8/6/19	3,824	5,258
Altria Group Inc.	4.750%	5/5/21	2,074	2,308
AmerisourceBergen Corp.	4.875%	11/15/19	520	605
AmerisourceBergen Corp.	3.500%	11/15/21	1,000	1,053
Amgen Inc.	5.850%	6/1/17	3,200	3,748
Amgen Inc.	5.700%	2/1/19	2,920	3,433
Amgen Inc.	3.450%	10/1/20	1,375	1,423
Amgen Inc.	4.100%	6/15/21	3,975	4,206
Amgen Inc.	3.875%	11/15/21	1,925	2,007

Amgen Inc.	3.625%	5/15/22	1,100	1,122
Anheuser-Busch Cos. LLC	5.500%	1/15/18	850	1,012
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	6,040	7,997
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	1,150	1,498
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	3,575	4,287
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,125	2,506
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,950	2,253
Archer-Daniels-Midland Co.	5.450%	3/15/18	500	600
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,925	3,417
AstraZeneca plc	5.900%	9/15/17	3,750	4,522
Avon Products Inc.	6.500%	3/1/19	800	865
Baxter International Inc.	4.500%	8/15/19	1,450	1,670
Baxter International Inc.	4.250%	3/15/20	1,400	1,605
Beam Inc.	3.250%	5/15/22	475	477
Becton Dickinson & Co.	3.250%	11/12/20	960	1,023
Becton Dickinson & Co.	3.125%	11/8/21	3,250	3,390
Biogen Idec Inc.	6.875%	3/1/18	1,625	1,995
Boston Scientific Corp.	6.000%	1/15/20	2,175	2,584
Bottling Group LLC	5.125%	1/15/19	1,440	1,711
Bristol-Myers Squibb Co.	5.450%	5/1/18	855	1,032
Bunge Ltd. Finance Corp.	8.500%	6/15/19	1,450	1,846
Campbell Soup Co.	3.050%	7/15/17	125	135
Campbell Soup Co.	4.500%	2/15/19	700	797
Campbell Soup Co.	4.250%	4/15/21	825	940
Cardinal Health Inc.	4.625%	12/15/20	825	933
CareFusion Corp.	6.375%	8/1/19	950	1,132
Celgene Corp.	3.950%	10/15/20	1,890	1,999
Clorox Co.	5.950%	10/15/17	260	304
Clorox Co.	3.800%	11/15/21	1,358	1,439
Coca-Cola Co.	5.350%	11/15/17	2,825	3,409
Coca-Cola Co.	1.650%	3/14/18	1,275	1,287
Coca-Cola Co.	4.875%	3/15/19	525	625
Coca-Cola Co.	3.150%	11/15/20	2,400	2,587
Coca-Cola Co.	3.300%	9/1/21	2,825	3,004
Coca-Cola Enterprises Inc.	3.500%	9/15/20	2,750	2,921
Coca-Cola Enterprises Inc.	3.250%	8/19/21	425	439
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	975	1,087
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	975	1,466
Colgate-Palmolive Co.	2.450%	11/15/21	375	386
Colgate-Palmolive Co.	2.300%	5/3/22	700	708
ConAgra Foods Inc.	7.000%	4/15/19	1,475	1,810
Covidien International Finance SA	6.000%	10/15/17	2,600	3,146
Covidien International Finance SA	4.200%	6/15/20	825	913
Covidien International Finance SA	3.200%	6/15/22	1,275	1,295
CR Bard Inc.	4.400%	1/15/21	1,470	1,704
Delhaize Group SA	6.500%	6/15/17	700	785
Delhaize Group SA	4.125%	4/10/19	400	397
DENTSPLY International Inc.	4.125%	8/15/21	1,130	1,192
Diageo Capital plc	5.750%	10/23/17	1,550	1,870
Diageo Capital plc	4.828%	7/15/20	2,010	2,373
Diageo Investment Corp.	2.875%	5/11/22	1,400	1,431
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	770	957
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	175	180
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,475	1,530
Energizer Holdings Inc.	4.700%	5/19/21	525	547
Energizer Holdings Inc.	4.700%	5/24/22	1,600	1,666
Express Scripts Holding Co.	7.250%	6/15/19	1,775	2,251

1 Express Scripts Holding Co.	4.750%	11/15/21	1,425	1,587
1 Express Scripts Holding Co.	3.900%	2/15/22	2,375	2,479
Flowers Foods Inc.	4.375%	4/1/22	350	359
General Mills Inc.	5.650%	2/15/19	2,265	2,762
General Mills Inc.	3.150%	12/15/21	1,925	1,978
Gilead Sciences Inc.	4.500%	4/1/21	3,775	4,199
Gilead Sciences Inc.	4.400%	12/1/21	1,425	1,566
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	4,525	5,434
GlaxoSmithKline Capital plc	2.850%	5/8/22	4,250	4,283
Hasbro Inc.	6.300%	9/15/17	525	603
Hershey Co.	4.125%	12/1/20	225	254
HJ Heinz Co.	2.850%	3/1/22	1,050	1,057
Hormel Foods Corp.	4.125%	4/15/21	100	113
Ingredion Inc.	4.625%	11/1/20	375	411
JM Smucker Co.	3.500%	10/15/21	1,300	1,379
Johnson & Johnson	5.550%	8/15/17	1,775	2,162
Johnson & Johnson	5.150%	7/15/18	2,325	2,832
Johnson & Johnson	3.550%	5/15/21	650	736
Kaiser Foundation Hospitals	3.500%	4/1/22	675	703
Kellogg Co.	3.250%	5/21/18	2,575	2,760
Kellogg Co.	4.150%	11/15/19	75	84
Kellogg Co.	4.000%	12/15/20	1,800	1,957
Kellogg Co.	3.125%	5/17/22	450	453
Kimberly-Clark Corp.	6.125%	8/1/17	1,329	1,641
Kimberly-Clark Corp.	7.500%	11/1/18	2,890	3,877
Kimberly-Clark Corp.	3.625%	8/1/20	100	111
Kimberly-Clark Corp.	3.875%	3/1/21	1,075	1,211
Koninklijke Philips Electronics NV	5.750%	3/11/18	2,925	3,463
Koninklijke Philips Electronics NV	3.750%	3/15/22	3,875	4,043
1 Kraft Foods Group Inc.	2.250%	6/5/17	2,250	2,250
1 Kraft Foods Group Inc.	3.500%	6/6/22	1,750	1,745
Kraft Foods Inc.	6.500%	8/11/17	1,825	2,211
Kraft Foods Inc.	6.125%	2/1/18	6,080	7,230
Kraft Foods Inc.	6.125%	8/23/18	1,450	1,726
Kraft Foods Inc.	5.375%	2/10/20	7,545	8,870
Kroger Co.	6.400%	8/15/17	2,575	3,115
Kroger Co.	6.800%	12/15/18	425	529
Kroger Co.	6.150%	1/15/20	1,490	1,820
Kroger Co.	3.400%	4/15/22	1,568	1,553
Laboratory Corp. of America Holdings	4.625%	11/15/20	1,150	1,272
Life Technologies Corp.	6.000%	3/1/20	1,100	1,303
Life Technologies Corp.	5.000%	1/15/21	1,233	1,380
Lorillard Tobacco Co.	8.125%	6/23/19	650	813
Lorillard Tobacco Co.	6.875%	5/1/20	3,050	3,615
McCormick & Co. Inc.	3.900%	7/15/21	275	304
McKesson Corp.	4.750%	3/1/21	3,900	4,477
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,350	1,543
Medco Health Solutions Inc.	7.125%	3/15/18	2,675	3,321
Medco Health Solutions Inc.	4.125%	9/15/20	725	780
Medtronic Inc.	5.600%	3/15/19	500	612
Medtronic Inc.	4.450%	3/15/20	5,800	6,770
Medtronic Inc.	3.125%	3/15/22	100	103
Merck & Co. Inc.	6.000%	9/15/17	1,150	1,411
Merck & Co. Inc.	5.000%	6/30/19	2,625	3,163
Merck & Co. Inc.	3.875%	1/15/21	2,475	2,807
Molson Coors Brewing Co.	3.500%	5/1/22	800	816
Newell Rubbermaid Inc.	4.700%	8/15/20	850	924

Novartis Capital Corp.	4.400%	4/24/20	1,950	2,259
Novartis Securities Investment Ltd.	5.125%	2/10/19	5,775	6,930
PepsiCo Inc.	5.000%	6/1/18	2,375	2,794
PepsiCo Inc.	7.900%	11/1/18	4,194	5,652
PepsiCo Inc.	4.500%	1/15/20	3,900	4,438
PepsiCo Inc.	3.125%	11/1/20	895	935
PepsiCo Inc.	3.000%	8/25/21	600	618
PepsiCo Inc.	2.750%	3/5/22	3,515	3,528
PerkinElmer Inc.	5.000%	11/15/21	825	894
Pfizer Inc.	6.200%	3/15/19	7,950	10,006
Pharmacia Corp.	6.500%	12/1/18	290	370
Philip Morris International Inc.	5.650%	5/16/18	4,175	5,027
Philip Morris International Inc.	4.500%	3/26/20	4,175	4,861
Philip Morris International Inc.	4.125%	5/17/21	520	586
Philip Morris International Inc.	2.900%	11/15/21	1,200	1,236
Procter & Gamble Co.	4.700%	2/15/19	5,260	6,285
Procter & Gamble Co.	2.300%	2/6/22	1,424	1,423
Quest Diagnostics Inc.	4.700%	4/1/21	2,175	2,435
Ralcorp Holdings Inc.	4.950%	8/15/20	275	289
Reynolds American Inc.	6.750%	6/15/17	1,300	1,560
Safeway Inc.	6.350%	8/15/17	1,325	1,500
Safeway Inc.	5.000%	8/15/19	1,500	1,589
Safeway Inc.	3.950%	8/15/20	1,200	1,166
Safeway Inc.	4.750%	12/1/21	600	603
Sanofi	4.000%	3/29/21	4,225	4,724
Sara Lee Corp.	4.100%	9/15/20	54	57
St. Jude Medical Inc.	4.875%	7/15/19	500	581
Stryker Corp.	4.375%	1/15/20	500	570
Sysco Corp.	5.250%	2/12/18	970	1,163
Sysco Corp.	5.375%	3/17/19	150	184
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	1,650	1,729
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	2,350	2,461
Thermo Fisher Scientific Inc.	4.500%	3/1/21	2,175	2,489
Thermo Fisher Scientific Inc.	3.600%	8/15/21	2,500	2,702
Tupperware Brands Corp.	4.750%	6/1/21	300	316
Unilever Capital Corp.	4.800%	2/15/19	925	1,091
Unilever Capital Corp.	4.250%	2/10/21	2,275	2,691
Watson Pharmaceuticals Inc.	6.125%	8/15/19	375	432
Whirlpool Corp.	4.850%	6/15/21	1,850	1,924
Zimmer Holdings Inc.	4.625%	11/30/19	175	199
Zimmer Holdings Inc.	3.375%	11/30/21	1,800	1,865

Energy (7.2%)
Anadarko Petroleum Corp.	6.375%	9/15/17	4,750	5,571
Anadarko Petroleum Corp.	8.700%	3/15/19	925	1,232
Anadarko Petroleum Corp.	6.950%	6/15/19	700	866
Apache Corp.	3.625%	2/1/21	1,625	1,748
Apache Corp.	3.250%	4/15/22	3,600	3,768
Baker Hughes Inc.	7.500%	11/15/18	1,050	1,390
1 Baker Hughes Inc.	3.200%	8/15/21	1,700	1,766
BJ Services Co.	6.000%	6/1/18	850	1,028
BP Capital Markets plc	4.750%	3/10/19	3,450	3,921
BP Capital Markets plc	4.500%	10/1/20	3,765	4,202
BP Capital Markets plc	4.742%	3/11/21	1,850	2,114
BP Capital Markets plc	3.561%	11/1/21	1,550	1,625
BP Capital Markets plc	3.245%	5/6/22	2,000	2,028
Cameron International Corp.	6.375%	7/15/18	425	511

Cameron International Corp.	4.500%	6/1/21	350	377
Cameron International Corp.	3.600%	4/30/22	1,150	1,155
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,850	1,930
Cenovus Energy Inc.	5.700%	10/15/19	3,075	3,687
Chevron Corp.	4.950%	3/3/19	2,025	2,463
ConocoPhillips	5.750%	2/1/19	6,525	8,012
ConocoPhillips	6.000%	1/15/20	2,475	3,147
Devon Energy Corp.	6.300%	1/15/19	1,250	1,539
Devon Energy Corp.	4.000%	7/15/21	1,175	1,272
Devon Energy Corp.	3.250%	5/15/22	1,350	1,370
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,250	1,489
Encana Corp.	5.900%	12/1/17	825	948
Encana Corp.	3.900%	11/15/21	1,875	1,865
Ensco plc	4.700%	3/15/21	3,775	4,109
EOG Resources Inc.	5.875%	9/15/17	300	363
EOG Resources Inc.	5.625%	6/1/19	1,400	1,698
EOG Resources Inc.	4.400%	6/1/20	2,000	2,260
EOG Resources Inc.	4.100%	2/1/21	2,040	2,255
EQT Corp.	6.500%	4/1/18	1,500	1,731
EQT Corp.	8.125%	6/1/19	1,075	1,287
EQT Corp.	4.875%	11/15/21	1,175	1,211
Halliburton Co.	5.900%	9/15/18	500	618
Halliburton Co.	6.150%	9/15/19	1,750	2,179
Halliburton Co.	3.250%	11/15/21	1,350	1,412
Hess Corp.	8.125%	2/15/19	2,175	2,828
Husky Energy Inc.	7.250%	12/15/19	1,750	2,213
Husky Energy Inc.	3.950%	4/15/22	1,625	1,690
Marathon Oil Corp.	6.000%	10/1/17	1,400	1,647
Marathon Oil Corp.	5.900%	3/15/18	2,050	2,421
Marathon Petroleum Corp.	5.125%	3/1/21	950	1,058
Murphy Oil Corp.	4.000%	6/1/22	900	917
Nabors Industries Inc.	6.150%	2/15/18	1,450	1,688
Nabors Industries Inc.	9.250%	1/15/19	2,700	3,528
Nabors Industries Inc.	5.000%	9/15/20	650	708
Nabors Industries Inc.	4.625%	9/15/21	2,000	2,087
Nexen Inc.	6.200%	7/30/19	1,280	1,509
Noble Energy Inc.	8.250%	3/1/19	1,450	1,882
Noble Energy Inc.	4.150%	12/15/21	2,400	2,522
Noble Holding International Ltd.	4.900%	8/1/20	1,725	1,899
Noble Holding International Ltd.	3.950%	3/15/22	1,500	1,528
Occidental Petroleum Corp.	4.100%	2/1/21	4,300	4,851
Petro-Canada	6.050%	5/15/18	1,725	2,062
Petrohawk Energy Corp.	7.250%	8/15/18	1,100	1,249
Petrohawk Energy Corp.	6.250%	6/1/19	2,050	2,322
1 Phillips 66	4.300%	4/1/22	4,900	5,104
Pride International Inc.	8.500%	6/15/19	1,050	1,362
Pride International Inc.	6.875%	8/15/20	1,000	1,215
Rowan Cos. Inc.	5.000%	9/1/17	1,150	1,245
Shell International Finance BV	4.300%	9/22/19	4,925	5,720
Shell International Finance BV	4.375%	3/25/20	1,725	2,017
Southwestern Energy Co.	7.500%	2/1/18	1,100	1,317
1 Southwestern Energy Co.	4.100%	3/15/22	1,775	1,808
Suncor Energy Inc.	6.100%	6/1/18	2,625	3,140
Talisman Energy Inc.	7.750%	6/1/19	1,450	1,807
Talisman Energy Inc.	3.750%	2/1/21	1,560	1,568
Total Capital International SA	2.875%	2/17/22	1,600	1,628
Total Capital SA	4.450%	6/24/20	1,725	1,966

Total Capital SA	4.125%	1/28/21	2,900	3,264
Transocean Inc.	6.000%	3/15/18	1,950	2,202
Transocean Inc.	6.500%	11/15/20	1,490	1,725
Transocean Inc.	6.375%	12/15/21	2,450	2,820
Valero Energy Corp.	6.125%	6/15/17	1,700	1,991
Valero Energy Corp.	9.375%	3/15/19	1,200	1,580
Valero Energy Corp.	6.125%	2/1/20	2,100	2,434
Weatherford International Ltd.	6.000%	3/15/18	1,728	1,975
Weatherford International Ltd.	9.625%	3/1/19	2,900	3,841
Weatherford International Ltd.	5.125%	9/15/20	1,800	1,954
Weatherford International Ltd.	4.500%	4/15/22	200	205
XTO Energy Inc.	6.250%	8/1/17	547	682
XTO Energy Inc.	5.500%	6/15/18	300	371
XTO Energy Inc.	6.500%	12/15/18	1,200	1,558

Other Industrial (0.1%)
Cintas Corp. No 2	6.125%	12/1/17	875	1,048
Fluor Corp.	3.375%	9/15/21	830	879

Technology (4.7%)
Adobe Systems Inc.	4.750%	2/1/20	1,625	1,828
Agilent Technologies Inc.	6.500%	11/1/17	2,025	2,461
Amphenol Corp.	4.000%	2/1/22	650	674
Applied Materials Inc.	4.300%	6/15/21	1,650	1,842
Arrow Electronics Inc.	6.000%	4/1/20	600	666
Arrow Electronics Inc.	5.125%	3/1/21	300	316
Avnet Inc.	5.875%	6/15/20	500	565
BMC Software Inc.	4.250%	2/15/22	1,600	1,628
Broadcom Corp.	2.700%	11/1/18	1,875	1,943
CA Inc.	5.375%	12/1/19	1,825	2,076
Cisco Systems Inc.	4.950%	2/15/19	3,225	3,799
Cisco Systems Inc.	4.450%	1/15/20	6,170	7,144
Computer Sciences Corp.	6.500%	3/15/18	2,975	3,203
Corning Inc.	4.250%	8/15/20	1,150	1,272
Dell Inc.	5.650%	4/15/18	922	1,085
Dell Inc.	5.875%	6/15/19	250	299
Dell Inc.	4.625%	4/1/21	1,775	1,960
Fiserv Inc.	6.800%	11/20/17	1,325	1,598
Fiserv Inc.	4.625%	10/1/20	1,275	1,362
Google Inc.	3.625%	5/19/21	1,645	1,828
Harris Corp.	5.950%	12/1/17	900	1,046
Harris Corp.	6.375%	6/15/19	650	777
Harris Corp.	4.400%	12/15/20	1,775	1,935
Hewlett-Packard Co.	2.600%	9/15/17	3,275	3,234
Hewlett-Packard Co.	5.500%	3/1/18	1,525	1,722
Hewlett-Packard Co.	3.750%	12/1/20	2,175	2,172
Hewlett-Packard Co.	4.300%	6/1/21	2,725	2,758
Hewlett-Packard Co.	4.375%	9/15/21	1,675	1,695
Hewlett-Packard Co.	4.650%	12/9/21	3,475	3,606
Intel Corp.	3.300%	10/1/21	4,700	5,016
International Business Machines Corp.	5.700%	9/14/17	6,075	7,308
International Business Machines Corp.	7.625%	10/15/18	2,929	3,903
International Business Machines Corp.	2.900%	11/1/21	4,250	4,477
Juniper Networks Inc.	4.600%	3/15/21	90	97
KLA-Tencor Corp.	6.900%	5/1/18	1,450	1,750
Microsoft Corp.	4.200%	6/1/19	2,850	3,341
Microsoft Corp.	3.000%	10/1/20	1,900	2,062

Microsoft Corp.	4.000%	2/8/21	50	58
Motorola Solutions Inc.	6.000%	11/15/17	530	616
National Semiconductor Corp.	6.600%	6/15/17	1,400	1,736
Oracle Corp.	5.750%	4/15/18	5,899	7,162
Oracle Corp.	5.000%	7/8/19	2,575	3,067
Oracle Corp.	3.875%	7/15/20	1,900	2,137
Pitney Bowes Inc.	5.750%	9/15/17	1,925	1,991
Pitney Bowes Inc.	6.250%	3/15/19	1,549	1,608
SAIC Inc.	4.450%	12/1/20	300	327
Symantec Corp.	4.200%	9/15/20	1,750	1,865
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	1,775	1,790
Tyco Electronics Group SA	6.550%	10/1/17	1,605	1,926
Tyco Electronics Group SA	3.500%	2/3/22	1,175	1,184
Xerox Corp.	6.350%	5/15/18	2,575	3,027
Xerox Corp.	5.625%	12/15/19	975	1,113
Xerox Corp.	4.500%	5/15/21	2,075	2,148

Transportation (2.2%)
2 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	1/31/21	146	150
2 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	2,402	2,546
2 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	651	700
Burlington Northern Santa Fe LLC	5.750%	3/15/18	4,200	5,039
Burlington Northern Santa Fe LLC	4.700%	10/1/19	160	184
Burlington Northern Santa Fe LLC	3.450%	9/15/21	500	525
Burlington Northern Santa Fe LLC	3.050%	3/15/22	825	838
Canadian National Railway Co.	5.550%	3/1/19	725	887
Canadian National Railway Co.	2.850%	12/15/21	2,305	2,399
Canadian Pacific Railway Co.	6.500%	5/15/18	250	297
Canadian Pacific Railway Co.	7.250%	5/15/19	1,780	2,217
Con-way Inc.	7.250%	1/15/18	200	234
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	2,508	2,721
2 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	180	203
2 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	1/12/21	588	616
CSX Corp.	7.375%	2/1/19	3,290	4,213
CSX Corp.	3.700%	10/30/20	750	796
CSX Corp.	4.250%	6/1/21	1,250	1,370
2 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	1,491	1,696
2 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	7/2/18	450	488
2 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	1,558	1,651
FedEx Corp.	8.000%	1/15/19	1,150	1,538
Norfolk Southern Corp.	5.750%	4/1/18	200	237
Norfolk Southern Corp.	5.900%	6/15/19	2,450	3,018
Norfolk Southern Corp.	3.250%	12/1/21	1,975	2,076
Norfolk Southern Corp.	3.000%	4/1/22	1,400	1,423
Ryder System Inc.	3.500%	6/1/17	1,625	1,711
Union Pacific Corp.	6.125%	2/15/20	1,150	1,427
Union Pacific Corp.	4.000%	2/1/21	2,375	2,614
Union Pacific Corp.	4.163%	7/15/22	687	770

United Parcel Service Inc.	5.500%	1/15/18	3,300	3,979
United Parcel Service Inc.	5.125%	4/1/19	1,000	1,216
United Parcel Service Inc.	3.125%	1/15/21	3,400	3,649
				1,369,298
Utilities (10.2%)
Electric (6.3%)
Ameren Illinois Co.	9.750%	11/15/18	550	744
Appalachian Power Co.	7.950%	1/15/20	1,625	2,181
Appalachian Power Co.	4.600%	3/30/21	3,250	3,632
Arizona Public Service Co.	8.750%	3/1/19	500	670
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,975	2,092
Carolina Power & Light Co.	5.300%	1/15/19	1,425	1,698
Carolina Power & Light Co.	3.000%	9/15/21	300	314
Carolina Power & Light Co.	2.800%	5/15/22	1,600	1,632
CenterPoint Energy Inc.	6.500%	5/1/18	600	720
Commonwealth Edison Co.	5.800%	3/15/18	655	796
Commonwealth Edison Co.	4.000%	8/1/20	1,325	1,490
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	1,000	1,223
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	1,100	1,434
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	1,725	2,020
Constellation Energy Group Inc.	5.150%	12/1/20	1,500	1,655
Consumers Energy Co.	6.700%	9/15/19	1,525	1,994
Consumers Energy Co.	5.650%	4/15/20	1,075	1,329
Consumers Energy Co.	2.850%	5/15/22	500	510
Detroit Edison Co.	3.900%	6/1/21	475	529
Dominion Resources Inc.	6.400%	6/15/18	500	613
Dominion Resources Inc.	8.875%	1/15/19	1,975	2,731
Dominion Resources Inc.	5.200%	8/15/19	3,325	3,922
Dominion Resources Inc.	4.450%	3/15/21	2,875	3,283
Duke Energy Carolinas LLC	5.100%	4/15/18	500	594
Duke Energy Carolinas LLC	7.000%	11/15/18	1,885	2,449
Duke Energy Carolinas LLC	4.300%	6/15/20	1,375	1,584
Duke Energy Carolinas LLC	3.900%	6/15/21	1,675	1,869
Duke Energy Corp.	6.250%	6/15/18	695	851
Duke Energy Corp.	5.050%	9/15/19	2,395	2,823
Duke Energy Indiana Inc.	3.750%	7/15/20	1,000	1,100
Edison International	3.750%	9/15/17	800	845
Entergy Arkansas Inc.	3.750%	2/15/21	1,175	1,222
Entergy Corp.	5.125%	9/15/20	300	314
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	950	1,117
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	325	350
Entergy Louisiana LLC	6.500%	9/1/18	450	543
Entergy Texas Inc.	7.125%	2/1/19	3,450	4,263
Exelon Generation Co. LLC	6.200%	10/1/17	900	1,052
Exelon Generation Co. LLC	4.000%	10/1/20	4,150	4,290
FirstEnergy Solutions Corp.	6.050%	8/15/21	3,425	3,821
Florida Power Corp.	5.650%	6/15/18	1,800	2,181
Georgia Power Co.	5.700%	6/1/17	1,000	1,200
Georgia Power Co.	4.250%	12/1/19	1,905	2,185
Georgia Power Co.	2.850%	5/15/22	1,000	1,004
Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,312
Kansas City Power & Light Co.	7.150%	4/1/19	1,450	1,843
Kentucky Utilities Co.	3.250%	11/1/20	925	985
LG&E & KU Energy LLC	3.750%	11/15/20	195	200
MidAmerican Energy Co.	5.300%	3/15/18	500	591
MidAmerican Energy Holdings Co.	5.750%	4/1/18	3,000	3,567

National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	3,750	5,486
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	1,000	1,043
Nevada Power Co.	6.500%	5/15/18	325	403
Nevada Power Co.	6.500%	8/1/18	685	849
Nevada Power Co.	7.125%	3/15/19	1,550	1,992
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	750	883
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,275	1,399
2 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	425	436
2 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	500	532
Northern States Power Co.	5.250%	3/1/18	1,350	1,614
NSTAR Electric Co.	5.625%	11/15/17	450	541
NSTAR LLC	4.500%	11/15/19	744	860
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,000	3,572
Pacific Gas & Electric Co.	5.625%	11/30/17	2,650	3,190
Pacific Gas & Electric Co.	8.250%	10/15/18	650	876
Pacific Gas & Electric Co.	3.500%	10/1/20	1,450	1,554
Pacific Gas & Electric Co.	4.250%	5/15/21	825	940
Pacific Gas & Electric Co.	3.250%	9/15/21	500	521
PacifiCorp	3.850%	6/15/21	1,900	2,095
Pennsylvania Electric Co.	6.050%	9/1/17	1,400	1,590
Pennsylvania Electric Co.	5.200%	4/1/20	350	391
PPL Energy Supply LLC	6.500%	5/1/18	1,200	1,391
PPL Energy Supply LLC	4.600%	12/15/21	3,025	3,207
Progress Energy Inc.	7.050%	3/15/19	2,200	2,777
Progress Energy Inc.	4.875%	12/1/19	850	984
Progress Energy Inc.	4.400%	1/15/21	1,750	1,979
Progress Energy Inc.	3.150%	4/1/22	175	176
PSEG Power LLC	5.125%	4/15/20	1,500	1,691
PSEG Power LLC	4.150%	9/15/21	1,200	1,276
Public Service Co. of Colorado	5.125%	6/1/19	1,850	2,229
Public Service Co. of New Mexico	7.950%	5/15/18	1,750	2,157
Public Service Co. of Oklahoma	4.400%	2/1/21	500	559
Public Service Electric & Gas Co.	3.500%	8/15/20	375	411
San Diego Gas & Electric Co.	3.000%	8/15/21	550	580
SCANA Corp.	4.750%	5/15/21	1,500	1,604
SCANA Corp.	4.125%	2/1/22	950	968
Southern California Edison Co.	5.500%	8/15/18	100	122
Southern California Edison Co.	3.875%	6/1/21	2,200	2,461
Southwestern Electric Power Co.	5.875%	3/1/18	300	342
Southwestern Electric Power Co.	6.450%	1/15/19	1,600	1,944
TECO Finance Inc.	6.572%	11/1/17	1,000	1,200
TECO Finance Inc.	5.150%	3/15/20	3,350	3,938
TransAlta Corp.	6.650%	5/15/18	550	625
Tucson Electric Power Co.	5.150%	11/15/21	200	222
UIL Holdings Corp.	4.625%	10/1/20	150	160
Union Electric Co.	6.400%	6/15/17	1,440	1,742
Union Electric Co.	6.700%	2/1/19	2,725	3,440
Westar Energy Inc.	8.625%	12/1/18	1,094	1,489
Wisconsin Electric Power Co.	2.950%	9/15/21	800	834
Xcel Energy Inc.	4.700%	5/15/20	2,400	2,775

Natural Gas (3.8%)
AGL Capital Corp.	5.250%	8/15/19	750	868
AGL Capital Corp.	3.500%	9/15/21	425	446
Atmos Energy Corp.	8.500%	3/15/19	825	1,100

Boardwalk Pipelines LP	5.750%	9/15/19	500	559
British Transco Finance Inc.	6.625%	6/1/18	250	304
Buckeye Partners LP	4.875%	2/1/21	2,425	2,478
CenterPoint Energy Resources Corp.	6.000%	5/15/18	600	700
CenterPoint Energy Resources Corp.	4.500%	1/15/21	1,950	2,139
DCP Midstream Operating LP	4.950%	4/1/22	575	594
El Paso Natural Gas Co.	8.625%	1/15/22	150	193
Enbridge Energy Partners LP	6.500%	4/15/18	400	480
Enbridge Energy Partners LP	9.875%	3/1/19	1,775	2,398
Enbridge Energy Partners LP	5.200%	3/15/20	250	285
Enbridge Energy Partners LP	4.200%	9/15/21	1,950	2,060
Energy Transfer Partners LP	6.700%	7/1/18	750	864
Energy Transfer Partners LP	9.700%	3/15/19	1,089	1,414
Energy Transfer Partners LP	9.000%	4/15/19	1,207	1,528
Energy Transfer Partners LP	4.650%	6/1/21	2,050	2,097
Energy Transfer Partners LP	5.200%	2/1/22	3,000	3,171
Enterprise Products Operating LLC	6.300%	9/15/17	1,925	2,296
Enterprise Products Operating LLC	6.500%	1/31/19	2,125	2,583
Enterprise Products Operating LLC	5.200%	9/1/20	2,700	3,101
Enterprise Products Operating LLC	4.050%	2/15/22	875	928
Kinder Morgan Energy Partners LP	5.950%	2/15/18	1,725	2,006
Kinder Morgan Energy Partners LP	9.000%	2/1/19	1,850	2,411
Kinder Morgan Energy Partners LP	6.850%	2/15/20	3,875	4,680
Magellan Midstream Partners LP	6.550%	7/15/19	2,421	2,965
Magellan Midstream Partners LP	4.250%	2/1/21	1,200	1,298
National Fuel Gas Co.	4.900%	12/1/21	1,475	1,603
Nisource Finance Corp.	6.400%	3/15/18	3,500	4,126
Nisource Finance Corp.	6.800%	1/15/19	700	841
Nisource Finance Corp.	5.450%	9/15/20	600	681
Nisource Finance Corp.	6.125%	3/1/22	900	1,063
NuStar Logistics LP	7.650%	4/15/18	1,000	1,171
NuStar Logistics LP	4.800%	9/1/20	900	924
ONEOK Inc.	4.250%	2/1/22	2,825	2,967
ONEOK Partners LP	8.625%	3/1/19	1,475	1,933
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	1,425	1,657
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	750	899
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	1,400	1,696
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	800	935
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	1,534	1,723
Sempra Energy	6.150%	6/15/18	1,400	1,697
Sempra Energy	9.800%	2/15/19	1,050	1,479
Southern Natural Gas Co. LLC / Southern
Natural in Issuring Corp.	4.400%	6/15/21	2,400	2,570
Spectra Energy Capital LLC	6.200%	4/15/18	1,300	1,528
Spectra Energy Capital LLC	8.000%	10/1/19	800	1,044
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,075	1,120
TransCanada PipeLines Ltd.	6.500%	8/15/18	1,975	2,467
TransCanada PipeLines Ltd.	7.125%	1/15/19	1,117	1,446
TransCanada PipeLines Ltd.	3.800%	10/1/20	3,825	4,191
Williams Cos. Inc.	7.875%	9/1/21	663	859
Williams Partners LP	5.250%	3/15/20	2,475	2,804
Williams Partners LP	4.125%	11/15/20	2,000	2,107
Williams Partners LP	4.000%	11/15/21	1,400	1,451

Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	1,450	1,714
Veolia Environnement SA	6.000%	6/1/18	675	759

				250,818
Total Corporate Bonds (Cost $2,343,148)				2,416,640
Taxable Municipal Bonds (0.0%)
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	150	180
Cornell University New York GO	5.450%	2/1/19	150	184
Dartmouth College New Hampshire GO	4.750%	6/1/19	200	240
Johns Hopkins University Maryland GO	5.250%	7/1/19	290	355
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	225	233
Total Taxable Municipal Bonds (Cost $1,077)				1,192
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
4 Vanguard Market Liquidity Fund
(Cost $22,194)	0.148%		22,193,535	22,194
Total Investments (99.8%) (Cost $2,367,639)				2,441,247
Other Assets and Liabilities-Net (0.2%)				5,785
Net Assets (100%)				2,447,032

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $26,246,000, representing 1.1% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Securities with a value of $469,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Intermediate-Term Corporate Bond Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,221	—
Corporate Bonds	—	2,416,640	—
Taxable Municipal Bonds	—	1,192	—
Temporary Cash Investments	22,194	—	—
Futures Contracts—Assets[1]	37	—	—
Futures Contracts—Liabilities[1]	(101)	—	—
Total	22,130	2,419,053	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2012	(102)	(13,662)	(128)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2012, the cost of investment securities for tax purposes was $2,367,641,000. Net unrealized appreciation of investment securities for tax purposes was $73,606,000, consisting of unrealized gains of $79,398,000 on securities that had risen in value since their purchase and $5,792,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	1.750%	5/15/22	150	152
	United States Treasury Note/Bond	3.125%	2/15/42	1,335	1,466
Total U.S. Government and Agency Obligations (Cost $1,562)					1,618
Corporate Bonds (98.3%)
Finance (18.7%)
	Banking (9.5%)
1	Abbey National Capital Trust I	8.963%	12/29/49	725	695
	American Express Co.	8.150%	3/19/38	980	1,559
	Bank of America Corp.	4.500%	4/1/15	350	358
	Bank of America Corp.	5.875%	2/7/42	775	786
	Bank of America NA	6.000%	10/15/36	1,150	1,130
	Bank One Capital III	8.750%	9/1/30	225	312
	Bank One Corp.	7.625%	10/15/26	1,175	1,418
	BB&T Capital Trust II	6.750%	6/7/36	750	765
1	BB&T Capital Trust IV	6.820%	6/12/77	875	879
	Citigroup Inc.	6.625%	6/15/32	1,050	1,128
	Citigroup Inc.	5.875%	2/22/33	950	936
	Citigroup Inc.	6.000%	10/31/33	700	704
	Citigroup Inc.	5.850%	12/11/34	1,190	1,252
	Citigroup Inc.	6.125%	8/25/36	1,350	1,333
	Citigroup Inc.	5.875%	5/29/37	800	866
	Citigroup Inc.	6.875%	3/5/38	2,375	2,783
	Citigroup Inc.	8.125%	7/15/39	2,700	3,600
	Citigroup Inc.	5.875%	1/30/42	1,050	1,121
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	5.250%	5/24/41	1,350	1,456
	Credit Suisse USA Inc.	7.125%	7/15/32	900	1,163
	Fifth Third Bancorp	8.250%	3/1/38	932	1,326
	Goldman Sachs Capital I	6.345%	2/15/34	2,450	2,242
	Goldman Sachs Group Inc.	5.950%	1/15/27	800	782
	Goldman Sachs Group Inc.	6.125%	2/15/33	2,025	2,058
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,725	1,657
	Goldman Sachs Group Inc.	6.750%	10/1/37	4,575	4,511
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,300	2,316
	HSBC Bank USA NA	5.875%	11/1/34	1,925	2,008
	HSBC Bank USA NA	7.000%	1/15/39	475	557
	HSBC Holdings plc	6.500%	5/2/36	2,100	2,333
	HSBC Holdings plc	6.500%	9/15/37	2,700	2,965
	HSBC Holdings plc	6.800%	6/1/38	1,200	1,369
	HSBC Holdings plc	6.100%	1/14/42	775	947
	JPMorgan Chase & Co.	6.400%	5/15/38	2,105	2,504
	JPMorgan Chase & Co.	5.500%	10/15/40	1,000	1,076
	JPMorgan Chase & Co.	5.600%	7/15/41	2,300	2,538
	JPMorgan Chase & Co.	5.400%	1/6/42	550	588
1	JPMorgan Chase Capital XVIII	6.950%	8/1/66	600	614
1	JPMorgan Chase Capital XX	6.550%	9/15/66	1,275	1,299
1	JPMorgan Chase Capital XXII	6.450%	1/15/87	975	973
	JPMorgan Chase Capital XXV	6.800%	10/1/37	2,125	2,141

JPMorgan Chase Capital XXVII	7.000%	11/1/39	1,500	1,510
Merrill Lynch & Co. Inc.	6.750%	6/1/28	500	548
Merrill Lynch & Co. Inc.	6.110%	1/29/37	1,625	1,535
Merrill Lynch & Co. Inc.	7.750%	5/14/38	2,475	2,814
Morgan Stanley	6.000%	9/27/25	300	302
Morgan Stanley	6.250%	8/9/26	1,100	1,051
Morgan Stanley	7.250%	4/1/32	575	594
Santander UK plc	7.950%	10/26/29	618	608
UBS AG	7.750%	9/1/26	700	800
USB Capital XIII Trust	6.625%	12/15/39	525	537
Wachovia Bank NA	5.850%	2/1/37	1,175	1,351
Wachovia Bank NA	6.600%	1/15/38	2,460	3,068
Wachovia Corp.	5.500%	8/1/35	1,540	1,657
Wells Fargo & Co.	5.375%	2/7/35	960	1,101
Wells Fargo Bank NA	5.950%	8/26/36	1,275	1,476
1 Wells Fargo Capital X	5.950%	12/1/86	600	598

Brokerage (0.1%)
BlackRock Inc.	3.375%	6/1/22	625	632
Jefferies Group Inc.	6.250%	1/15/36	650	566

Finance Companies (2.4%)
General Electric Capital Corp.	5.550%	1/5/26	475	521
General Electric Capital Corp.	6.750%	3/15/32	6,230	7,637
General Electric Capital Corp.	6.150%	8/7/37	1,675	1,977
General Electric Capital Corp.	5.875%	1/14/38	4,425	5,053
General Electric Capital Corp.	6.875%	1/10/39	3,625	4,665
SLM Corp.	5.625%	8/1/33	600	485

Insurance (6.3%)
ACE Capital Trust II	9.700%	4/1/30	250	349
ACE INA Holdings Inc.	6.700%	5/15/36	350	488
Aetna Inc.	6.625%	6/15/36	710	918
Aetna Inc.	6.750%	12/15/37	655	848
Aetna Inc.	4.500%	5/15/42	375	375
Aflac Inc.	6.900%	12/17/39	100	124
Aflac Inc.	6.450%	8/15/40	800	941
Allstate Corp.	5.350%	6/1/33	150	172
Allstate Corp.	5.550%	5/9/35	900	1,056
Allstate Corp.	5.950%	4/1/36	950	1,175
Allstate Corp.	6.900%	5/15/38	200	277
Allstate Corp.	5.200%	1/15/42	500	566
1 Allstate Corp.	6.500%	5/15/57	375	358
American International Group Inc.	6.250%	5/1/36	1,040	1,186
American International Group Inc.	6.250%	3/15/37	1,160	1,012
1 American International Group Inc.	8.175%	5/15/68	3,375	3,493
Aon Corp.	8.205%	1/1/27	700	819
Aon Corp.	6.250%	9/30/40	325	422
Arch Capital Group Ltd.	7.350%	5/1/34	200	257
Assurant Inc.	6.750%	2/15/34	550	625
AXA SA	8.600%	12/15/30	1,410	1,540
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	805	977
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	275	279
Chubb Corp.	6.000%	5/11/37	740	973
Chubb Corp.	6.500%	5/15/38	700	967
Cigna Corp.	5.875%	3/15/41	1,000	1,159
Cigna Corp.	5.375%	2/15/42	1,300	1,397

Cincinnati Financial Corp.	6.920%	5/15/28	250	293
Cincinnati Financial Corp.	6.125%	11/1/34	644	709
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	370	401
Genworth Financial Inc.	6.500%	6/15/34	175	154
Hartford Financial Services Group Inc.	6.625%	3/30/40	400	420
Hartford Financial Services Group Inc.	6.100%	10/1/41	400	392
Hartford Financial Services Group Inc.	6.625%	4/15/42	350	368
Lincoln National Corp.	6.150%	4/7/36	200	221
Lincoln National Corp.	7.000%	6/15/40	925	1,123
Loews Corp.	6.000%	2/1/35	400	460
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	300	354
MetLife Inc.	6.500%	12/15/32	825	1,051
MetLife Inc.	6.375%	6/15/34	675	857
MetLife Inc.	5.700%	6/15/35	900	1,079
MetLife Inc.	5.875%	2/6/41	390	482
1 MetLife Inc.	6.400%	12/15/66	1,005	945
1 MetLife Inc.	10.750%	8/1/69	540	742
1 Nationwide Financial Services Inc.	6.750%	5/15/67	500	465
Principal Financial Group Inc.	6.050%	10/15/36	700	809
Progressive Corp.	6.625%	3/1/29	100	130
Progressive Corp.	6.250%	12/1/32	200	263
Protective Life Corp.	8.450%	10/15/39	275	339
Prudential Financial Inc.	5.750%	7/15/33	775	819
Prudential Financial Inc.	5.700%	12/14/36	850	891
Prudential Financial Inc.	6.625%	12/1/37	1,460	1,741
Prudential Financial Inc.	6.200%	11/15/40	300	335
Prudential Financial Inc.	5.625%	5/12/41	225	239
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	200	241
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	410	537
Transatlantic Holdings Inc.	8.000%	11/30/39	225	271
Travelers Cos. Inc.	6.750%	6/20/36	585	804
Travelers Cos. Inc.	6.250%	6/15/37	750	987
Travelers Cos. Inc.	5.350%	11/1/40	796	970
UnitedHealth Group Inc.	5.800%	3/15/36	1,790	2,165
UnitedHealth Group Inc.	6.625%	11/15/37	350	467
UnitedHealth Group Inc.	6.875%	2/15/38	910	1,259
UnitedHealth Group Inc.	5.950%	2/15/41	400	511
UnitedHealth Group Inc.	4.625%	11/15/41	975	1,049
UnitedHealth Group Inc.	4.375%	3/15/42	225	235
Validus Holdings Ltd.	8.875%	1/26/40	235	269
WellPoint Inc.	5.950%	12/15/34	175	212
WellPoint Inc.	5.850%	1/15/36	2,215	2,630
WellPoint Inc.	6.375%	6/15/37	650	815
WellPoint Inc.	4.625%	5/15/42	600	603
XL Group plc	6.250%	5/15/27	300	336

Real Estate Investment Trusts (0.4%)
Boston Properties LP	3.850%	2/1/23	800	804
HCP Inc.	6.750%	2/1/41	175	217
Health Care REIT Inc.	6.500%	3/15/41	425	473
Realty Income Corp.	5.875%	3/15/35	220	238
Simon Property Group LP	6.750%	2/1/40	675	841
Simon Property Group LP	4.750%	3/15/42	400	406
				158,309

Industrial (62.2%)
Basic Industry (5.5%)
Agrium Inc.	7.125%	5/23/36	500	660

Agrium Inc.	6.125%	1/15/41	350	431
Alcoa Inc.	5.900%	2/1/27	475	492
Alcoa Inc.	6.750%	1/15/28	250	272
Alcoa Inc.	5.950%	2/1/37	695	688
AngloGold Ashanti Holdings plc	6.500%	4/15/40	250	255
ArcelorMittal	7.000%	10/15/39	1,140	1,100
ArcelorMittal	6.750%	3/1/41	1,450	1,349
2 Barrick Gold Corp.	5.250%	4/1/42	475	509
Barrick North America Finance LLC	7.500%	9/15/38	75	101
Barrick North America Finance LLC	5.700%	5/30/41	800	899
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,300	1,484
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	550	729
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	725	741
Cliffs Natural Resources Inc.	6.250%	10/1/40	650	690
Dow Chemical Co.	7.375%	11/1/29	375	501
Dow Chemical Co.	9.400%	5/15/39	610	970
Dow Chemical Co.	5.250%	11/15/41	775	833
Eastman Chemical Co.	3.600%	8/15/22	1,200	1,197
Eastman Chemical Co.	4.800%	9/1/42	375	371
Ecolab Inc.	5.500%	12/8/41	700	818
EI du Pont de Nemours & Co.	4.900%	1/15/41	1,150	1,333
Georgia-Pacific LLC	7.375%	12/1/25	225	288
Georgia-Pacific LLC	7.250%	6/1/28	550	689
Georgia-Pacific LLC	7.750%	11/15/29	305	399
Georgia-Pacific LLC	8.875%	5/15/31	860	1,218
International Paper Co.	7.300%	11/15/39	850	1,059
International Paper Co.	6.000%	11/15/41	800	883
2 Kinross Gold Corp.	6.875%	9/1/41	100	111
Monsanto Co.	5.875%	4/15/38	475	620
Mosaic Co.	4.875%	11/15/41	525	562
Newmont Mining Corp.	6.250%	10/1/39	1,300	1,479
Newmont Mining Corp.	4.875%	3/15/42	1,200	1,137
Nucor Corp.	4.125%	9/15/22	1,375	1,549
Nucor Corp.	6.400%	12/1/37	250	343
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	300	374
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	575	735
PPG Industries Inc.	7.700%	3/15/38	400	591
PPG Industries Inc.	5.500%	11/15/40	125	152
Rio Tinto Alcan Inc.	6.125%	12/15/33	119	148
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,100	1,514
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,625	3,045
Rio Tinto Finance USA plc	4.750%	3/22/42	250	275
Rohm & Haas Co.	7.850%	7/15/29	1,300	1,706
Southern Copper Corp.	7.500%	7/27/35	950	1,080
Southern Copper Corp.	6.750%	4/16/40	1,075	1,132
Syngenta Finance NV	4.375%	3/28/42	225	239
Teck Resources Ltd.	6.125%	10/1/35	150	167
Teck Resources Ltd.	6.000%	8/15/40	515	580
Teck Resources Ltd.	6.250%	7/15/41	1,425	1,591
Teck Resources Ltd.	5.200%	3/1/42	350	342
Vale Overseas Ltd.	8.250%	1/17/34	1,000	1,283
Vale Overseas Ltd.	6.875%	11/21/36	2,085	2,373
Vale Overseas Ltd.	6.875%	11/10/39	1,830	2,098
Xstrata Canada Corp.	6.200%	6/15/35	125	127

Capital Goods (4.8%)
3M Co.	6.375%	2/15/28	100	138

3M Co.	5.700%	3/15/37	500	700
ABB Finance USA Inc.	4.375%	5/8/42	600	621
Boeing Co.	7.950%	8/15/24	400	596
Boeing Co.	6.125%	2/15/33	300	400
Boeing Co.	6.875%	3/15/39	1,015	1,504
Boeing Co.	5.875%	2/15/40	300	396
Caterpillar Inc.	6.050%	8/15/36	1,905	2,520
Caterpillar Inc.	5.200%	5/27/41	1,690	2,035
Deere & Co.	5.375%	10/16/29	800	1,019
Dover Corp.	6.600%	3/15/38	135	193
Dover Corp.	5.375%	3/1/41	1,075	1,321
Emerson Electric Co.	6.000%	8/15/32	125	166
Emerson Electric Co.	5.250%	11/15/39	80	100
Honeywell International Inc.	5.700%	3/15/36	300	375
Honeywell International Inc.	5.700%	3/15/37	825	1,038
Honeywell International Inc.	5.375%	3/1/41	475	590
2 Illinois Tool Works Inc.	4.875%	9/15/41	725	842
Legrand France SA	8.500%	2/15/25	350	458
Lockheed Martin Corp.	6.150%	9/1/36	1,590	2,004
Lockheed Martin Corp.	5.500%	11/15/39	600	700
Lockheed Martin Corp.	5.720%	6/1/40	470	570
Lockheed Martin Corp.	4.850%	9/15/41	475	518
Northrop Grumman Corp.	5.050%	11/15/40	720	832
Northrop Grumman Systems Corp.	7.750%	2/15/31	475	707
Owens Corning	7.000%	12/1/36	375	408
Parker Hannifin Corp.	3.500%	9/15/22	775	832
Raytheon Co.	7.200%	8/15/27	600	839
Raytheon Co.	4.875%	10/15/40	385	425
Raytheon Co.	4.700%	12/15/41	725	780
Republic Services Inc.	4.750%	5/15/23	1,050	1,167
Republic Services Inc.	5.700%	5/15/41	895	1,020
Rockwell Automation Inc.	6.700%	1/15/28	100	131
Sonoco Products Co.	5.750%	11/1/40	350	399
Stanley Black & Decker Inc.	5.200%	9/1/40	305	353
Tyco International Finance SA	4.625%	1/15/23	850	964
United Technologies Corp.	3.100%	6/1/22	2,500	2,597
United Technologies Corp.	7.500%	9/15/29	75	109
United Technologies Corp.	5.400%	5/1/35	800	950
United Technologies Corp.	6.125%	7/15/38	1,450	1,878
United Technologies Corp.	5.700%	4/15/40	1,775	2,192
United Technologies Corp.	4.500%	6/1/42	2,425	2,612
Waste Management Inc.	7.100%	8/1/26	175	233
Waste Management Inc.	7.750%	5/15/32	150	211
Waste Management Inc.	6.125%	11/30/39	1,500	1,881

Communication (15.1%)
Alltel Corp.	7.875%	7/1/32	800	1,216
America Movil SAB de CV	6.375%	3/1/35	910	1,098
America Movil SAB de CV	6.125%	3/30/40	2,260	2,692
AT&T Corp.	6.500%	3/15/29	450	544
AT&T Corp.	8.000%	11/15/31	3,775	5,555
AT&T Inc.	6.450%	6/15/34	250	310
AT&T Inc.	6.150%	9/15/34	800	957
AT&T Inc.	6.800%	5/15/36	2,125	2,734
AT&T Inc.	6.500%	9/1/37	1,095	1,372
AT&T Inc.	6.300%	1/15/38	2,730	3,370
AT&T Inc.	6.400%	5/15/38	275	343

AT&T Inc.	6.550%	2/15/39	1,300	1,665
AT&T Inc.	5.350%	9/1/40	2,965	3,353
AT&T Inc.	5.550%	8/15/41	1,275	1,493
AT&T Mobility LLC	7.125%	12/15/31	250	335
Bellsouth Capital Funding Corp.	7.875%	2/15/30	1,404	1,816
Bellsouth Capital Funding Corp.	7.120%	7/15/97	450	557
BellSouth Corp.	6.875%	10/15/31	1,175	1,452
BellSouth Corp.	6.550%	6/15/34	1,175	1,405
BellSouth Telecommunications Inc.	7.000%	10/1/25	250	317
BellSouth Telecommunications Inc.	0.000%	12/15/95	450	431
British Telecommunications plc	9.625%	12/15/30	2,250	3,408
CBS Corp.	7.875%	7/30/30	1,301	1,737
CBS Corp.	5.900%	10/15/40	500	578
CenturyLink Inc.	6.875%	1/15/28	200	193
CenturyLink Inc.	7.600%	9/15/39	750	713
CenturyLink Inc.	7.650%	3/15/42	400	381
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,371	2,006
Comcast Corp.	5.650%	6/15/35	775	881
Comcast Corp.	6.500%	11/15/35	800	977
Comcast Corp.	6.450%	3/15/37	1,680	2,073
Comcast Corp.	6.950%	8/15/37	2,790	3,596
Comcast Corp.	6.400%	5/15/38	880	1,072
Comcast Corp.	6.550%	7/1/39	425	529
Comcast Corp.	6.400%	3/1/40	800	1,008
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,435	3,351
Deutsche Telekom International Finance BV	9.250%	6/1/32	1,000	1,509
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	725	824
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	975	1,060
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	1,275	1,457
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	1,050	1,035
Discovery Communications LLC	6.350%	6/1/40	575	700
Discovery Communications LLC	4.950%	5/15/42	525	549
Embarq Corp.	7.995%	6/1/36	1,425	1,462
France Telecom SA	8.500%	3/1/31	1,885	2,597
France Telecom SA	5.375%	1/13/42	1,175	1,221
Grupo Televisa SAB	6.625%	3/18/25	100	122
Grupo Televisa SAB	6.625%	1/15/40	1,125	1,349
GTE Corp.	6.940%	4/15/28	950	1,199
Koninklijke KPN NV	8.375%	10/1/30	1,125	1,520
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	414
NBCUniversal Media LLC	6.400%	4/30/40	950	1,167
NBCUniversal Media LLC	5.950%	4/1/41	1,120	1,325
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,400	2,161
News America Inc.	7.700%	10/30/25	50	63
News America Inc.	6.550%	3/15/33	450	508
News America Inc.	6.200%	12/15/34	1,420	1,596
News America Inc.	6.400%	12/15/35	1,725	1,967
News America Inc.	6.150%	3/1/37	1,250	1,413
News America Inc.	6.650%	11/15/37	1,100	1,273
News America Inc.	6.900%	8/15/39	1,050	1,266
News America Inc.	6.150%	2/15/41	500	571
News America Inc.	7.750%	12/1/45	300	368

Qwest Capital Funding Inc.	6.875%	7/15/28	500	491
Qwest Capital Funding Inc.	7.750%	2/15/31	175	171
Qwest Corp.	7.500%	6/15/23	225	226
Qwest Corp.	7.250%	9/15/25	100	111
Qwest Corp.	6.875%	9/15/33	2,500	2,453
Qwest Corp.	7.125%	11/15/43	75	74
Rogers Communications Inc.	7.500%	8/15/38	800	1,152
TCI Communications Inc.	7.875%	2/15/26	600	814
Telecom Italia Capital SA	6.375%	11/15/33	325	267
Telecom Italia Capital SA	6.000%	9/30/34	525	404
Telecom Italia Capital SA	7.200%	7/18/36	1,050	898
Telecom Italia Capital SA	7.721%	6/4/38	1,600	1,405
Telefonica Emisiones SAU	7.045%	6/20/36	1,675	1,496
Telefonica Europe BV	8.250%	9/15/30	1,200	1,183
Thomson Reuters Corp.	5.500%	8/15/35	100	113
Thomson Reuters Corp.	5.850%	4/15/40	805	950
Time Warner Cable Inc.	6.550%	5/1/37	1,300	1,525
Time Warner Cable Inc.	7.300%	7/1/38	975	1,243
Time Warner Cable Inc.	6.750%	6/15/39	975	1,194
Time Warner Cable Inc.	5.875%	11/15/40	1,075	1,187
Time Warner Cable Inc.	5.500%	9/1/41	1,350	1,459
Time Warner Entertainment Co. LP	8.375%	3/15/23	1,150	1,558
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,100	1,528
United States Cellular Corp.	6.700%	12/15/33	425	447
Verizon Communications Inc.	5.850%	9/15/35	1,550	1,903
Verizon Communications Inc.	6.250%	4/1/37	1,540	1,956
Verizon Communications Inc.	6.400%	2/15/38	540	695
Verizon Communications Inc.	6.900%	4/15/38	1,060	1,434
Verizon Communications Inc.	8.950%	3/1/39	1,950	3,185
Verizon Communications Inc.	7.350%	4/1/39	800	1,148
Verizon Communications Inc.	6.000%	4/1/41	1,100	1,387
Verizon Communications Inc.	4.750%	11/1/41	525	572
Verizon Global Funding Corp.	7.750%	12/1/30	2,160	3,051
Verizon New York Inc.	7.375%	4/1/32	432	540
Vodafone Group plc	7.875%	2/15/30	1,125	1,617
Vodafone Group plc	6.150%	2/27/37	1,455	1,859

Consumer Cyclical (8.1%)
CVS Caremark Corp.	6.250%	6/1/27	975	1,220
CVS Caremark Corp.	6.125%	9/15/39	560	686
CVS Caremark Corp.	5.750%	5/15/41	1,620	1,921
Daimler Finance North America LLC	8.500%	1/18/31	1,450	2,243
Darden Restaurants Inc.	6.800%	10/15/37	250	301
Ford Motor Co.	6.625%	10/1/28	25	29
Ford Motor Co.	6.375%	2/1/29	50	56
Ford Motor Co.	7.450%	7/16/31	2,675	3,491
Historic TW Inc.	9.150%	2/1/23	500	692
Historic TW Inc.	6.625%	5/15/29	1,075	1,296
Home Depot Inc.	5.875%	12/16/36	2,950	3,716
Home Depot Inc.	5.400%	9/15/40	335	400
Home Depot Inc.	5.950%	4/1/41	975	1,256
Johnson Controls Inc.	6.000%	1/15/36	300	369
Johnson Controls Inc.	5.700%	3/1/41	425	515
Johnson Controls Inc.	5.250%	12/1/41	200	226
Kohl's Corp.	6.875%	12/15/37	1,050	1,379
Lowe's Cos. Inc.	5.500%	10/15/35	775	906
Lowe's Cos. Inc.	6.650%	9/15/37	250	336

Lowe's Cos. Inc.	5.800%	4/15/40	825	1,010
Lowe's Cos. Inc.	5.125%	11/15/41	1,100	1,232
Lowe's Cos. Inc.	4.650%	4/15/42	525	550
Macy's Retail Holdings Inc.	6.900%	4/1/29	200	237
Macy's Retail Holdings Inc.	6.375%	3/15/37	1,850	2,223
Macy's Retail Holdings Inc.	5.125%	1/15/42	125	132
McDonald's Corp.	6.300%	10/15/37	1,475	2,074
McDonald's Corp.	6.300%	3/1/38	620	866
McDonald's Corp.	3.700%	2/15/42	275	270
Nordstrom Inc.	7.000%	1/15/38	395	560
Target Corp.	7.000%	7/15/31	425	591
Target Corp.	6.500%	10/15/37	1,400	1,885
Target Corp.	7.000%	1/15/38	1,800	2,559
Time Warner Cos. Inc.	7.570%	2/1/24	350	453
Time Warner Inc.	7.625%	4/15/31	2,250	2,955
Time Warner Inc.	7.700%	5/1/32	1,925	2,551
Time Warner Inc.	6.500%	11/15/36	300	361
Time Warner Inc.	6.100%	7/15/40	1,100	1,266
Time Warner Inc.	6.250%	3/29/41	1,825	2,189
Time Warner Inc.	5.375%	10/15/41	325	351
VF Corp.	6.450%	11/1/37	575	777
Viacom Inc.	6.875%	4/30/36	1,800	2,361
Viacom Inc.	6.750%	10/5/37	200	262
Wal-Mart Stores Inc.	5.875%	4/5/27	1,350	1,730
Wal-Mart Stores Inc.	7.550%	2/15/30	625	936
Wal-Mart Stores Inc.	5.250%	9/1/35	2,250	2,672
Wal-Mart Stores Inc.	6.500%	8/15/37	3,360	4,604
Wal-Mart Stores Inc.	6.200%	4/15/38	2,550	3,412
Wal-Mart Stores Inc.	5.625%	4/1/40	1,450	1,837
Wal-Mart Stores Inc.	5.000%	10/25/40	400	468
Wal-Mart Stores Inc.	5.625%	4/15/41	1,250	1,595
Walt Disney Co.	3.750%	6/1/21	250	275
Walt Disney Co.	4.375%	8/16/41	500	541
Walt Disney Co.	4.125%	12/1/41	700	737
Western Union Co.	6.200%	11/17/36	725	781
Western Union Co.	6.200%	6/21/40	150	166
Yum! Brands Inc.	6.875%	11/15/37	325	442

Consumer Noncyclical (13.1%)
Abbott Laboratories	6.150%	11/30/37	900	1,191
Abbott Laboratories	6.000%	4/1/39	800	1,055
Abbott Laboratories	5.300%	5/27/40	1,050	1,276
Ahold Finance USA LLC	6.875%	5/1/29	275	342
Altria Group Inc.	9.950%	11/10/38	1,275	2,052
Altria Group Inc.	10.200%	2/6/39	1,400	2,294
Amgen Inc.	6.375%	6/1/37	1,400	1,670
Amgen Inc.	6.400%	2/1/39	1,175	1,411
Amgen Inc.	5.750%	3/15/40	600	675
Amgen Inc.	4.950%	10/1/41	300	302
Amgen Inc.	5.150%	11/15/41	1,800	1,869
Amgen Inc.	5.650%	6/15/42	1,175	1,296
Amgen Inc.	5.375%	5/15/43	825	880
Anheuser-Busch Cos. LLC	6.450%	9/1/37	600	819
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,925	3,168
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	200	321
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	900	1,257
Archer-Daniels-Midland Co.	5.935%	10/1/32	575	726

Archer-Daniels-Midland Co.	5.375%	9/15/35	475	572
Archer-Daniels-Midland Co.	5.765%	3/1/41	1,255	1,587
Archer-Daniels-Midland Co.	4.535%	3/26/42	200	214
AstraZeneca plc	6.450%	9/15/37	2,790	3,801
Baxter International Inc.	6.250%	12/1/37	300	408
Beam Inc.	5.875%	1/15/36	125	139
Becton Dickinson & Co.	5.000%	11/12/40	220	264
Boston Scientific Corp.	7.000%	11/15/35	50	64
Boston Scientific Corp.	7.375%	1/15/40	775	1,045
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,255	1,626
Bristol-Myers Squibb Co.	6.125%	5/1/38	750	1,014
Celgene Corp.	5.700%	10/15/40	275	317
Coca-Cola Co.	3.300%	9/1/21	50	53
ConAgra Foods Inc.	7.125%	10/1/26	300	380
ConAgra Foods Inc.	7.000%	10/1/28	325	408
ConAgra Foods Inc.	8.250%	9/15/30	450	609
Covidien International Finance SA	6.550%	10/15/37	575	774
Delhaize America LLC	9.000%	4/15/31	575	769
Delhaize Group SA	5.700%	10/1/40	352	322
Diageo Capital plc	5.875%	9/30/36	1,275	1,681
Diageo Investment Corp.	7.450%	4/15/35	175	267
Diageo Investment Corp.	4.250%	5/11/42	300	315
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	100	145
Eli Lilly & Co.	5.500%	3/15/27	950	1,196
Eli Lilly & Co.	6.770%	1/1/36	250	362
Eli Lilly & Co.	5.550%	3/15/37	650	830
Eli Lilly & Co.	5.950%	11/15/37	200	264
Estee Lauder Cos. Inc.	6.000%	5/15/37	175	230
2 Express Scripts Holding Co.	6.125%	11/15/41	900	1,091
Genentech Inc.	5.250%	7/15/35	875	1,055
General Mills Inc.	5.400%	6/15/40	450	539
Gilead Sciences Inc.	5.650%	12/1/41	800	927
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,850	3,870
Hasbro Inc.	6.350%	3/15/40	450	525
HJ Heinz Finance Co.	6.750%	3/15/32	375	475
Hospira Inc.	5.600%	9/15/40	800	824
Ingredion Inc.	6.625%	4/15/37	125	153
Johnson & Johnson	4.950%	5/15/33	425	520
Johnson & Johnson	5.950%	8/15/37	1,820	2,550
Johnson & Johnson	4.500%	9/1/40	775	907
Kaiser Foundation Hospitals	4.875%	4/1/42	525	581
Kellogg Co.	7.450%	4/1/31	1,200	1,657
Kimberly-Clark Corp.	6.625%	8/1/37	855	1,240
Kimberly-Clark Corp.	5.300%	3/1/41	525	670
Koninklijke Philips Electronics NV	6.875%	3/11/38	1,000	1,333
Koninklijke Philips Electronics NV	5.000%	3/15/42	225	243
2 Kraft Foods Group Inc.	3.500%	6/6/22	1,600	1,595
2 Kraft Foods Group Inc.	5.000%	6/4/42	1,800	1,802
Kraft Foods Inc.	6.500%	11/1/31	1,550	1,927
Kraft Foods Inc.	7.000%	8/11/37	608	782
Kraft Foods Inc.	6.875%	2/1/38	650	835
Kraft Foods Inc.	6.875%	1/26/39	800	1,026
Kraft Foods Inc.	6.500%	2/9/40	2,350	2,982
Kroger Co.	8.000%	9/15/29	100	138
Kroger Co.	7.500%	4/1/31	300	391
Kroger Co.	6.900%	4/15/38	1,675	2,093
Lorillard Tobacco Co.	7.000%	8/4/41	500	565

Mattel Inc.	5.450%	11/1/41	225	253
McKesson Corp.	6.000%	3/1/41	1,000	1,335
Mead Johnson Nutrition Co.	4.900%	11/1/19	350	400
Medtronic Inc.	6.500%	3/15/39	100	141
Medtronic Inc.	5.550%	3/15/40	450	573
Medtronic Inc.	4.500%	3/15/42	450	492
Merck & Co. Inc.	6.400%	3/1/28	75	104
Merck & Co. Inc.	6.500%	12/1/33	925	1,322
Merck & Co. Inc.	6.550%	9/15/37	2,470	3,596
Merck & Co. Inc.	5.850%	6/30/39	500	679
Molson Coors Brewing Co.	5.000%	5/1/42	1,225	1,308
Pepsi Bottling Group Inc.	7.000%	3/1/29	625	871
PepsiAmericas Inc.	5.500%	5/15/35	75	92
PepsiCo Inc.	5.500%	1/15/40	1,000	1,231
PepsiCo Inc.	4.875%	11/1/40	950	1,083
PepsiCo Inc.	4.000%	3/5/42	675	682
Pfizer Inc.	7.200%	3/15/39	3,375	5,152
Pharmacia Corp.	6.600%	12/1/28	250	345
Philip Morris International Inc.	6.375%	5/16/38	1,525	2,066
Philip Morris International Inc.	4.375%	11/15/41	825	887
Philip Morris International Inc.	4.500%	3/20/42	350	383
3 Procter & Gamble Co.	5.550%	3/5/37	2,465	3,305
Quest Diagnostics Inc.	6.950%	7/1/37	440	565
Quest Diagnostics Inc.	5.750%	1/30/40	400	452
Ralcorp Holdings Inc.	6.625%	8/15/39	566	599
Reynolds American Inc.	7.250%	6/15/37	175	222
Safeway Inc.	7.250%	2/1/31	600	695
Sysco Corp.	5.375%	9/21/35	450	582
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,000	1,288
Unilever Capital Corp.	5.900%	11/15/32	875	1,226
Wyeth LLC	6.450%	2/1/24	235	317
Wyeth LLC	6.500%	2/1/34	800	1,093
Wyeth LLC	6.000%	2/15/36	25	33
Wyeth LLC	5.950%	4/1/37	1,445	1,907
Zimmer Holdings Inc.	5.750%	11/30/39	375	459

Energy (9.2%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	550	660
Anadarko Finance Co.	7.500%	5/1/31	1,080	1,359
Anadarko Petroleum Corp.	6.450%	9/15/36	1,900	2,224
Anadarko Petroleum Corp.	6.200%	3/15/40	770	884
Apache Corp.	5.100%	9/1/40	2,465	2,824
Apache Corp.	5.250%	2/1/42	600	702
Apache Corp.	4.750%	4/15/43	1,275	1,399
Apache Finance Canada Corp.	7.750%	12/15/29	400	594
Baker Hughes Inc.	5.125%	9/15/40	1,470	1,731
Burlington Resources Finance Co.	7.200%	8/15/31	1,500	2,140
Cameron International Corp.	5.950%	6/1/41	200	244
Canadian Natural Resources Ltd.	7.200%	1/15/32	368	503
Canadian Natural Resources Ltd.	6.500%	2/15/37	350	451
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,850	2,303
Canadian Natural Resources Ltd.	6.750%	2/1/39	200	270
Cenovus Energy Inc.	6.750%	11/15/39	1,300	1,666
ConocoPhillips	5.900%	10/15/32	725	910
ConocoPhillips	5.900%	5/15/38	525	671
ConocoPhillips	6.500%	2/1/39	2,375	3,249
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	300	379

ConocoPhillips Holding Co.	6.950%	4/15/29	1,670	2,335
Devon Energy Corp.	7.950%	4/15/32	875	1,248
Devon Energy Corp.	5.600%	7/15/41	1,095	1,271
Devon Energy Corp.	4.750%	5/15/42	625	654
Devon Financing Corp. ULC	7.875%	9/30/31	1,075	1,523
Diamond Offshore Drilling Inc.	5.700%	10/15/39	250	301
Encana Corp.	6.500%	8/15/34	1,230	1,360
Encana Corp.	6.625%	8/15/37	550	626
Encana Corp.	6.500%	2/1/38	650	734
Encana Corp.	5.150%	11/15/41	605	583
Eni USA Inc.	7.300%	11/15/27	355	469
Halliburton Co.	6.700%	9/15/38	550	747
Halliburton Co.	7.450%	9/15/39	990	1,447
Halliburton Co.	4.500%	11/15/41	675	715
Hess Corp.	7.875%	10/1/29	850	1,120
Hess Corp.	7.300%	8/15/31	1,320	1,674
Hess Corp.	6.000%	1/15/40	550	613
Hess Corp.	5.600%	2/15/41	1,195	1,263
Husky Energy Inc.	6.800%	9/15/37	500	650
Kerr-McGee Corp.	7.875%	9/15/31	500	651
Marathon Oil Corp.	6.800%	3/15/32	1,075	1,381
Marathon Petroleum Corp.	6.500%	3/1/41	975	1,094
Murphy Oil Corp.	7.050%	5/1/29	300	358
Nexen Inc.	7.875%	3/15/32	350	442
Nexen Inc.	6.400%	5/15/37	1,000	1,106
Nexen Inc.	7.500%	7/30/39	1,425	1,766
Noble Energy Inc.	6.000%	3/1/41	1,025	1,181
Noble Holding International Ltd.	6.200%	8/1/40	350	410
Noble Holding International Ltd.	6.050%	3/1/41	600	691
Noble Holding International Ltd.	5.250%	3/15/42	300	306
Petro-Canada	5.950%	5/15/35	200	233
Petro-Canada	6.800%	5/15/38	1,225	1,551
2 Phillips 66	5.875%	5/1/42	1,400	1,488
Pride International Inc.	7.875%	8/15/40	450	639
Shell International Finance BV	6.375%	12/15/38	3,085	4,278
Shell International Finance BV	5.500%	3/25/40	425	553
Suncor Energy Inc.	7.150%	2/1/32	225	294
Suncor Energy Inc.	6.500%	6/15/38	1,825	2,250
Suncor Energy Inc.	6.850%	6/1/39	875	1,120
Talisman Energy Inc.	7.250%	10/15/27	200	257
Talisman Energy Inc.	5.850%	2/1/37	900	968
Talisman Energy Inc.	6.250%	2/1/38	475	520
Tosco Corp.	7.800%	1/1/27	100	143
Tosco Corp.	8.125%	2/15/30	575	865
Transocean Inc.	7.500%	4/15/31	525	634
Transocean Inc.	6.800%	3/15/38	1,100	1,278
Transocean Inc.	7.350%	12/15/41	475	595
Valero Energy Corp.	6.625%	6/15/37	2,405	2,685
Weatherford International Inc.	6.800%	6/15/37	500	570
Weatherford International Ltd.	6.500%	8/1/36	1,000	1,098
Weatherford International Ltd.	9.875%	3/1/39	200	289
Weatherford International Ltd.	6.750%	9/15/40	1,225	1,415

Other Industrial (0.2%)
California Institute of Technology GO	4.700%	11/1/11	375	409
Massachusetts Institute of Technology GO	5.600%	7/1/11	750	1,053

Technology (3.2%)
Applied Materials Inc.	5.850%	6/15/41	800	955
Cisco Systems Inc.	5.900%	2/15/39	2,150	2,736
Cisco Systems Inc.	5.500%	1/15/40	1,400	1,708
Corning Inc.	4.700%	3/15/37	850	863
Corning Inc.	5.750%	8/15/40	375	439
Dell Inc.	7.100%	4/15/28	125	160
Dell Inc.	5.400%	9/10/40	790	851
Harris Corp.	6.150%	12/15/40	350	417
Hewlett-Packard Co.	4.300%	6/1/21	325	329
Hewlett-Packard Co.	4.050%	9/15/22	350	345
Hewlett-Packard Co.	6.000%	9/15/41	1,500	1,633
Intel Corp.	4.800%	10/1/41	1,475	1,666
International Business Machines Corp.	7.000%	10/30/25	200	281
International Business Machines Corp.	6.220%	8/1/27	500	663
International Business Machines Corp.	5.875%	11/29/32	775	1,038
International Business Machines Corp.	5.600%	11/30/39	1,975	2,609
Juniper Networks Inc.	5.950%	3/15/41	300	357
Microsoft Corp.	5.200%	6/1/39	500	630
Microsoft Corp.	4.500%	10/1/40	725	837
3 Microsoft Corp.	5.300%	2/8/41	1,110	1,419
Oracle Corp.	6.500%	4/15/38	1,975	2,709
Oracle Corp.	6.125%	7/8/39	1,150	1,512
Oracle Corp.	5.375%	7/15/40	1,275	1,559
Pitney Bowes Inc.	5.250%	1/15/37	100	98
Science Applications International Corp.	5.500%	7/1/33	325	349
Tyco Electronics Group SA	7.125%	10/1/37	300	412
Xerox Corp.	6.750%	12/15/39	250	303

Transportation (3.0%)
1 BNSF Funding Trust I	6.613%	12/15/55	150	157
Burlington Northern Santa Fe LLC	6.150%	5/1/37	325	411
Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,140	1,377
Burlington Northern Santa Fe LLC	5.050%	3/1/41	700	778
Burlington Northern Santa Fe LLC	5.400%	6/1/41	375	437
Burlington Northern Santa Fe LLC	4.950%	9/15/41	875	962
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,000	998
Canadian National Railway Co.	6.900%	7/15/28	250	350
Canadian National Railway Co.	6.200%	6/1/36	245	336
Canadian National Railway Co.	6.375%	11/15/37	1,200	1,670
Canadian Pacific Railway Co.	4.450%	3/15/23	1,100	1,190
Canadian Pacific Railway Co.	7.125%	10/15/31	375	490
Canadian Pacific Railway Co.	5.950%	5/15/37	250	296
Con-way Inc.	6.700%	5/1/34	200	206
1 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	725	712
CSX Corp.	6.000%	10/1/36	500	598
CSX Corp.	6.150%	5/1/37	275	336
CSX Corp.	6.220%	4/30/40	400	498
CSX Corp.	5.500%	4/15/41	680	774
CSX Corp.	4.750%	5/30/42	800	818
CSX Corp.	4.400%	3/1/43	475	472
1 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	1,136	1,230
Norfolk Southern Corp.	5.640%	5/17/29	125	154
Norfolk Southern Corp.	7.250%	2/15/31	1,515	2,121
Norfolk Southern Corp.	4.837%	10/1/41	903	996

Norfolk Southern Corp.	6.000%	3/15/05	275	343
Norfolk Southern Corp.	6.000%	5/23/11	550	680
Union Pacific Corp.	4.163%	7/15/22	1,575	1,766
Union Pacific Corp.	6.625%	2/1/29	525	703
Union Pacific Corp.	4.750%	9/15/41	1,000	1,076
United Parcel Service Inc.	6.200%	1/15/38	1,230	1,690
United Parcel Service Inc.	4.875%	11/15/40	625	761
1 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	500	510
				526,630
Utilities (17.4%)
Electric (12.8%)
Alabama Power Co.	5.650%	3/15/35	2,000	2,161
Alabama Power Co.	6.125%	5/15/38	500	671
Alabama Power Co.	5.200%	6/1/41	550	657
Alabama Power Co.	4.100%	1/15/42	200	201
Appalachian Power Co.	5.800%	10/1/35	750	876
Appalachian Power Co.	6.375%	4/1/36	100	126
Appalachian Power Co.	7.000%	4/1/38	1,175	1,602
Arizona Public Service Co.	5.050%	9/1/41	400	457
Arizona Public Service Co.	4.500%	4/1/42	250	265
Carolina Power & Light Co.	4.100%	5/15/42	400	418
Cleco Power LLC	6.500%	12/1/35	300	384
Cleco Power LLC	6.000%	12/1/40	175	214
Commonwealth Edison Co.	6.450%	1/15/38	675	938
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	50	60
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	625	807
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	100	133
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	300	409
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	425	608
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	475	608
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,355	1,745
Constellation Energy Group Inc.	7.600%	4/1/32	680	911
Detroit Edison Co.	5.700%	10/1/37	375	493
Dominion Resources Inc.	5.250%	8/1/33	825	960
Dominion Resources Inc.	7.000%	6/15/38	550	778
Dominion Resources Inc.	4.900%	8/1/41	600	676
DTE Energy Co.	6.375%	4/15/33	435	566
Duke Energy Carolinas LLC	6.000%	1/15/38	625	826
Duke Energy Carolinas LLC	6.050%	4/15/38	1,075	1,431
Duke Energy Carolinas LLC	5.300%	2/15/40	1,450	1,793
Duke Energy Carolinas LLC	4.250%	12/15/41	1,225	1,312
Duke Energy Indiana Inc.	6.450%	4/1/39	175	241
Duke Energy Indiana Inc.	4.200%	3/15/42	250	258
Entergy Louisiana LLC	5.400%	11/1/24	725	877
Entergy Louisiana LLC	4.440%	1/15/26	75	84
Exelon Generation Co. LLC	6.250%	10/1/39	1,250	1,472
Exelon Generation Co. LLC	5.750%	10/1/41	1,375	1,554
FirstEnergy Corp.	7.375%	11/15/31	1,450	1,848
FirstEnergy Solutions Corp.	6.800%	8/15/39	1,350	1,494
Florida Power & Light Co.	5.850%	5/1/37	600	780
Florida Power & Light Co.	5.950%	2/1/38	975	1,294
Florida Power & Light Co.	5.960%	4/1/39	700	939
Florida Power & Light Co.	5.690%	3/1/40	525	686
Florida Power & Light Co.	5.250%	2/1/41	700	863
Florida Power & Light Co.	5.125%	6/1/41	105	126
Florida Power & Light Co.	4.125%	2/1/42	975	1,026

Florida Power & Light Co.	4.050%	6/1/42	775	804
Florida Power Corp.	6.400%	6/15/38	1,125	1,535
Georgia Power Co.	5.950%	2/1/39	265	345
Georgia Power Co.	5.400%	6/1/40	275	335
Georgia Power Co.	4.750%	9/1/40	275	305
Georgia Power Co.	4.300%	3/15/42	675	704
Iberdrola International BV	6.750%	7/15/36	590	579
Interstate Power & Light Co.	6.250%	7/15/39	200	274
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	425	481
Kansas City Power & Light Co.	5.300%	10/1/41	600	675
Kentucky Utilities Co.	5.125%	11/1/40	415	503
MidAmerican Energy Co.	5.750%	11/1/35	400	499
MidAmerican Energy Holdings Co.	6.125%	4/1/36	2,880	3,625
MidAmerican Energy Holdings Co.	5.950%	5/15/37	250	310
MidAmerican Energy Holdings Co.	6.500%	9/15/37	1,180	1,563
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,350	1,999
Nevada Power Co.	6.650%	4/1/36	225	308
Nevada Power Co.	6.750%	7/1/37	600	840
Nevada Power Co.	5.375%	9/15/40	375	446
Nevada Power Co.	5.450%	5/15/41	500	612
Northern States Power Co.	6.250%	6/1/36	950	1,311
Northern States Power Co.	5.350%	11/1/39	525	667
Northern States Power Co.	4.850%	8/15/40	150	179
Oglethorpe Power Corp.	5.950%	11/1/39	225	291
Oglethorpe Power Corp.	5.375%	11/1/40	850	1,011
Ohio Edison Co.	6.875%	7/15/36	300	399
Ohio Power Co.	5.850%	10/1/35	700	837
Oklahoma Gas & Electric Co.	5.850%	6/1/40	275	362
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,700	2,091
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,075	1,109
Pacific Gas & Electric Co.	6.050%	3/1/34	3,680	4,677
Pacific Gas & Electric Co.	5.800%	3/1/37	1,075	1,339
Pacific Gas & Electric Co.	6.350%	2/15/38	100	134
Pacific Gas & Electric Co.	6.250%	3/1/39	300	398
Pacific Gas & Electric Co.	5.400%	1/15/40	200	242
Pacific Gas & Electric Co.	4.500%	12/15/41	1,075	1,157
Pacific Gas & Electric Co.	4.450%	4/15/42	200	213
PacifiCorp	7.700%	11/15/31	80	121
PacifiCorp	6.100%	8/1/36	825	1,095
PacifiCorp	6.250%	10/15/37	800	1,097
PacifiCorp	6.000%	1/15/39	125	165
PacifiCorp	4.100%	2/1/42	1,350	1,410
Potomac Electric Power Co.	6.500%	11/15/37	1,200	1,677
PPL Electric Utilities Corp.	6.250%	5/15/39	200	274
PPL Electric Utilities Corp.	5.200%	7/15/41	1,075	1,322
Progress Energy Inc.	7.750%	3/1/31	800	1,144
Progress Energy Inc.	7.000%	10/30/31	750	1,020
Progress Energy Inc.	6.000%	12/1/39	750	941
PSEG Power LLC	8.625%	4/15/31	575	859
Public Service Co. of Colorado	6.250%	9/1/37	150	208
Public Service Co. of Colorado	4.750%	8/15/41	200	233
Public Service Electric & Gas Co.	5.700%	12/1/36	100	130
Public Service Electric & Gas Co.	5.800%	5/1/37	500	674
Public Service Electric & Gas Co.	5.500%	3/1/40	375	496
Public Service Electric & Gas Co.	3.950%	5/1/42	725	751
Puget Sound Energy Inc.	5.795%	3/15/40	150	197

Puget Sound Energy Inc.	5.638%	4/15/41	1,420	1,832
Puget Sound Energy Inc.	4.434%	11/15/41	450	499
San Diego Gas & Electric Co.	6.000%	6/1/39	600	837
San Diego Gas & Electric Co.	4.500%	8/15/40	275	312
San Diego Gas & Electric Co.	3.950%	11/15/41	1,000	1,040
South Carolina Electric & Gas Co.	6.625%	2/1/32	400	530
South Carolina Electric & Gas Co.	6.050%	1/15/38	625	802
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	122
South Carolina Electric & Gas Co.	4.350%	2/1/42	425	446
Southern California Edison Co.	6.000%	1/15/34	1,625	2,167
Southern California Edison Co.	5.550%	1/15/37	750	958
Southern California Edison Co.	5.950%	2/1/38	650	860
Southern California Edison Co.	6.050%	3/15/39	900	1,220
Southern California Edison Co.	4.500%	9/1/40	1,225	1,364
Southern California Edison Co.	3.900%	12/1/41	200	204
Southern Power Co.	5.150%	9/15/41	1,000	1,109
Southwestern Electric Power Co.	6.200%	3/15/40	275	341
Tampa Electric Co.	6.550%	5/15/36	400	557
Tampa Electric Co.	6.150%	5/15/37	100	134
Tampa Electric Co.	4.100%	6/15/42	200	199
Toledo Edison Co.	6.150%	5/15/37	800	983
TransAlta Corp.	6.500%	3/15/40	75	77
Union Electric Co.	8.450%	3/15/39	500	868
Virginia Electric & Power Co.	3.450%	9/1/22	1,400	1,514
Virginia Electric & Power Co.	6.000%	5/15/37	1,250	1,638
Virginia Electric & Power Co.	8.875%	11/15/38	400	681
Westar Energy Inc.	4.125%	3/1/42	450	470
Wisconsin Electric Power Co.	5.625%	5/15/33	525	652
Wisconsin Electric Power Co.	5.700%	12/1/36	100	128
Wisconsin Power & Light Co.	6.375%	8/15/37	519	746
Xcel Energy Inc.	4.800%	9/15/41	825	913

Natural Gas (4.4%)
AGL Capital Corp.	6.000%	10/1/34	150	188
AGL Capital Corp.	5.875%	3/15/41	900	1,135
Atmos Energy Corp.	5.500%	6/15/41	400	497
CenterPoint Energy Resources Corp.	6.625%	11/1/37	200	259
CenterPoint Energy Resources Corp.	5.850%	1/15/41	504	612
DCP Midstream LLC	8.125%	8/16/30	125	166
El Paso Natural Gas Co.	8.375%	6/15/32	740	987
Enbridge Energy Partners LP	7.500%	4/15/38	850	1,112
Energy Transfer Partners LP	7.500%	7/1/38	935	1,059
Energy Transfer Partners LP	6.050%	6/1/41	456	453
Energy Transfer Partners LP	6.500%	2/1/42	1,435	1,512
Enterprise Products Operating LLC	6.650%	10/15/34	625	773
Enterprise Products Operating LLC	7.550%	4/15/38	300	403
Enterprise Products Operating LLC	6.125%	10/15/39	900	1,051
Enterprise Products Operating LLC	6.450%	9/1/40	350	427
Enterprise Products Operating LLC	5.950%	2/1/41	1,450	1,670
Enterprise Products Operating LLC	5.700%	2/15/42	475	530
Enterprise Products Operating LLC	4.850%	8/15/42	150	149
KeySpan Corp.	8.000%	11/15/30	220	313
Kinder Morgan Energy Partners LP	3.950%	9/1/22	700	708
Kinder Morgan Energy Partners LP	7.750%	3/15/32	250	316
Kinder Morgan Energy Partners LP	7.300%	8/15/33	500	609
Kinder Morgan Energy Partners LP	6.500%	2/1/37	100	115
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,450	1,724

Kinder Morgan Energy Partners LP	6.500%	9/1/39	900	1,032
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,500	1,584
Nisource Finance Corp.	6.250%	12/15/40	550	643
ONEOK Inc.	6.000%	6/15/35	125	136
ONEOK Partners LP	6.125%	2/1/41	2,200	2,591
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	550	558
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	225	261
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,425	1,746
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	250	261
Sempra Energy	6.000%	10/15/39	1,095	1,412
Southern Natural Gas Co. LLC	8.000%	3/1/32	225	307
Southern Union Co.	7.600%	2/1/24	150	186
Southern Union Co.	8.250%	11/15/29	219	279
Spectra Energy Capital LLC	7.500%	9/15/38	325	438
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	150	173
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	150	158
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	100	127
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	253
Texas Eastern Transmission LP	7.000%	7/15/32	200	269
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,500	1,897
TransCanada PipeLines Ltd.	6.200%	10/15/37	275	358
TransCanada PipeLines Ltd.	7.250%	8/15/38	300	432
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,707	2,556
Williams Cos. Inc.	7.500%	1/15/31	217	269
Williams Cos. Inc.	7.750%	6/15/31	186	237
Williams Cos. Inc.	8.750%	3/15/32	611	856
Williams Partners LP	6.300%	4/15/40	1,385	1,648

Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	600	797
United Utilities plc	6.875%	8/15/28	700	822
Veolia Environnement SA	6.750%	6/1/38	175	204
				147,062
Total Corporate Bonds (Cost $787,950)				832,001
Taxable Municipal Bonds (0.3%)
George Washington University District of
Columbia GO	3.485%	9/15/22	300	318
Harvard University Massachusetts GO	4.875%	10/15/40	75	94
Ohio State University General Receipts
Revenue	4.800%	6/1/11	125	141
Princeton University New Jersey GO	5.700%	3/1/39	675	940
Tufts University Massachusetts GO	5.017%	4/15/12	275	317
University of Pennsylvania GO	4.674%	9/1/12	275	310
University of Southern California Revenue	5.250%	10/1/11	100	130
Total Taxable Municipal Bonds (Cost $2,011)				2,250

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
4 Vanguard Market Liquidity Fund (Cost $2,719)	0.148%	2,719,000	2,719
Total Investments (99.1%) (Cost $794,242)			838,588
Other Assets and Liabilities-Net (0.9%)			7,832
Net Assets (100%)			846,420

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $7,438,000, representing 0.9% of net assets.
3 Securities with a value of $741,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,618	—
Corporate Bonds	—	832,001	—
Taxable Municipal Bonds	—	2,250	—
Temporary Cash Investments	2,719	—	—
Futures Contracts—Assets[1]	129	—	—
Futures Contracts—Liabilities[1]	(180)	—	—
Total	2,668	835,869	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Long-Term Corporate Bond Index Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	September 2012	110	16,469	222
Ultra Long U.S. Treasury Bond	September 2012	(96)	(16,224)	(463)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2012, the cost of investment securities for tax purposes was $794,242,000. Net unrealized appreciation of investment securities for tax purposes was $44,346,000, consisting of unrealized gains of $46,212,000 on securities that had risen in value since their purchase and $1,866,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments
As of May 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (0.1%)
	United States Treasury Note/Bond	1.000%	3/31/17	200	204
					204
Conventional Mortgage-Backed Securities (95.7%)
1,2,3Fannie Mae Pool		2.500%	6/1/27	550	567
1,2,3Fannie Mae Pool		3.000%	11/1/25–6/1/42	4,223	4,412
1,2,3Fannie Mae Pool		3.500%	10/1/25–6/1/42	10,296	10,857
1,2,3Fannie Mae Pool		4.000%	7/1/18–6/1/42	16,872	17,987
1,2,3Fannie Mae Pool		4.500%	2/1/18–6/1/42	14,849	15,951
1,2,3Fannie Mae Pool		5.000%	3/1/17–6/1/42	13,095	14,179
1,2,3Fannie Mae Pool		5.500%	12/1/16–6/1/42	11,433	12,504
1,2,3Fannie Mae Pool		6.000%	12/1/13–6/1/42	8,272	9,130
1,2,3Fannie Mae Pool		6.500%	4/1/16–6/1/42	3,040	3,430
1,2	Fannie Mae Pool	7.000%	12/1/15–8/1/37	445	507
1,2,3Freddie Mac Gold Pool		2.500%	6/1/27	325	334
1,2,3Freddie Mac Gold Pool		3.000%	6/1/27	2,675	2,794
1,2,3Freddie Mac Gold Pool		3.500%	3/1/26–6/1/42	5,759	6,041
1,2,3Freddie Mac Gold Pool		4.000%	7/1/18–6/1/42	10,228	10,847
1,2,3Freddie Mac Gold Pool		4.500%	5/1/14–6/1/42	9,803	10,476
1,2,3Freddie Mac Gold Pool		5.000%	9/1/15–6/1/42	8,457	9,100
1,2,3Freddie Mac Gold Pool		5.500%	4/1/14–6/1/42	8,375	9,122
1,2,3Freddie Mac Gold Pool		6.000%	4/1/14–6/1/42	5,382	5,926
1,2	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	1,459	1,647
1,2	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	506	574
1,2	Freddie Mac Gold Pool	8.000%	11/1/22	4	4
1,3	Ginnie Mae I Pool	3.500%	2/15/26–6/1/42	1,241	1,327
1,3	Ginnie Mae I Pool	4.000%	10/15/24–6/1/42	4,211	4,604
1,3	Ginnie Mae I Pool	4.500%	9/15/18–6/1/42	6,948	7,638
1,3	Ginnie Mae I Pool	5.000%	1/15/18–6/1/42	4,227	4,678
1,3	Ginnie Mae I Pool	5.500%	10/15/32–6/1/42	2,565	2,861
1,3	Ginnie Mae I Pool	6.000%	4/15/28–6/1/42	1,602	1,804
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	514	592
1	Ginnie Mae I Pool	7.000%	10/15/27	15	18
1	Ginnie Mae II Pool	3.000%	2/20/27–2/20/27	98	105
1,3	Ginnie Mae II Pool	3.500%	12/20/25–6/1/42	3,665	3,912
1,3	Ginnie Mae II Pool	4.000%	9/20/25–6/1/42	5,902	6,443
1,3	Ginnie Mae II Pool	4.500%	4/20/18–6/1/42	7,578	8,347
1,3	Ginnie Mae II Pool	5.000%	6/20/33–6/1/42	5,620	6,225
1	Ginnie Mae II Pool	5.500%	12/20/33–12/20/41	2,054	2,285
1	Ginnie Mae II Pool	6.000%	1/20/32–12/20/41	1,389	1,557
1	Ginnie Mae II Pool	6.500%	10/20/28–11/20/38	386	441
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	149	171
					199,397
Nonconventional Mortgage-Backed Securities (3.2%)
1,2	Fannie Mae Pool	2.569%	10/1/40	524	540
1,2	Fannie Mae Pool	2.832%	3/1/41	59	61
1,2,4Fannie Mae Pool		2.844%	3/1/37	253	267
1,2	Fannie Mae Pool	2.923%	12/1/40	344	358
1,2	Fannie Mae Pool	3.126%	2/1/41	39	40

1,2	Fannie Mae Pool	3.135%	12/1/40	58	60
1,2	Fannie Mae Pool	3.162%	2/1/41	85	88
1,2	Fannie Mae Pool	3.175%	12/1/40	60	63
1,2	Fannie Mae Pool	3.242%	10/1/40	96	101
1,2	Fannie Mae Pool	3.261%	11/1/40	58	61
1,2	Fannie Mae Pool	3.292%	1/1/40	16	17
1,2	Fannie Mae Pool	3.449%	12/1/39	814	851
1,2	Fannie Mae Pool	3.506%	5/1/40	33	35
1,2	Fannie Mae Pool	3.531%	10/1/39	128	134
1,2	Fannie Mae Pool	3.534%	3/1/40	31	32
1,2	Fannie Mae Pool	3.580%	8/1/39	137	144
1,2	Fannie Mae Pool	3.601%	4/1/41	296	311
1,2	Fannie Mae Pool	3.602%	11/1/39	127	133
1,2	Fannie Mae Pool	3.700%	5/1/40	296	312
1,2	Fannie Mae Pool	3.829%	9/1/40	146	159
1,2	Fannie Mae Pool	5.104%	3/1/38	119	129
1,2	Fannie Mae Pool	5.713%	4/1/37	73	79
1,2,4Fannie Mae Pool		6.082%	9/1/37	40	42
1,2	Freddie Mac Non Gold Pool	2.711%	12/1/40	201	208
1,2	Freddie Mac Non Gold Pool	2.824%	1/1/41	229	237
1,2	Freddie Mac Non Gold Pool	2.979%	2/1/41	60	63
1,2	Freddie Mac Non Gold Pool	3.342%	4/1/40	48	50
1,2	Freddie Mac Non Gold Pool	3.351%	5/1/40	11	12
1,2	Freddie Mac Non Gold Pool	3.505%	8/1/40	170	183
1,2	Freddie Mac Non Gold Pool	3.577%	11/1/39	139	145
1,2	Freddie Mac Non Gold Pool	3.604%	6/1/40	162	170
1,2	Freddie Mac Non Gold Pool	3.626%	1/1/40	102	107
1,2	Freddie Mac Non Gold Pool	3.675%	9/1/40	227	239
1,2	Freddie Mac Non Gold Pool	3.971%	3/1/40	202	213
1,2	Freddie Mac Non Gold Pool	3.978%	12/1/39	119	126
1,2	Freddie Mac Non Gold Pool	4.891%	12/1/35	132	139
1,2	Freddie Mac Non Gold Pool	5.783%	10/1/37	51	53
1,2	Freddie Mac Non Gold Pool	6.393%	2/1/37	98	106
1	Ginnie Mae II Pool	2.500%	1/20/41–2/20/41	136	142
1	Ginnie Mae II Pool	3.000%	4/20/41–11/20/41	277	292
1	Ginnie Mae II Pool	4.000%	12/20/39	200	211
					6,713
Total U.S. Government and Agency Obligations (Cost $204,114)					206,314
		Coupon		Shares
Temporary Cash Investment (25.4%)
Money Market Fund (25.4%)
5	Vanguard Market Liquidity Fund (Cost
	$53,083)	0.148%		53,083,164	53,083

Total Investments (124.4%) (Cost $257,197)					259,397
Other Assets and Liabilities-Net (-24.4%)					(50,923)
Net Assets (100%)					208,474

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2012.
4 Adjustable-rate security.

5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

In April 2011, the Financial Accounting Standards Board adopted Accounting Standards Update (ASU) 2011-03, "Transfers and Servicing (Topic 860)—Reconsideration of Effective Control for Repurchase Agreements." The ASU takes effect for periods beginning after December 15, 2011. Under the ASU, certain mortgage-dollar-roll transactions that previously would have been accounted for as purchases and sales may be accounted for as financing transactions. Treating these transactions as financing would have no impact on total return, but certain transactions that previously resulted in realized gains and losses would instead be reflected in net income and unrealized gains and losses. Management has concluded that treating the mortgage-dollar-roll arrangements entered into by the fund as purchases and sales continues to be appropriate.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Mortgage-Backed Securities Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	206,314	—
Temporary Cash Investments	53,083	—	—
Total	53,083	206,314	—

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

The fund had no open futures contracts at May 31, 2012.

F. At May 31, 2012, the cost of investment securities for tax purposes was $257,199,000. Net unrealized appreciation of investment securities for tax purposes was $2,198,000, consisting of unrealized gains of $2,323,000 on securities that had risen in value since their purchase and $125,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Explorer Value Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (91.8%)[1]
Consumer Discretionary (9.6%)
Six Flags Entertainment Corp.	31,100	1,419
^ Meredith Corp.	37,671	1,115
Interpublic Group of Cos. Inc.	85,400	887
Virgin Media Inc.	38,500	848
Chico's FAS Inc.	52,897	773
HSN Inc.	16,400	638
Cinemark Holdings Inc.	24,200	558
Newell Rubbermaid Inc.	30,193	556
Regis Corp.	30,200	553
* DineEquity Inc.	10,500	504
* Kirkland's Inc.	43,500	472
Signet Jewelers Ltd.	9,900	432
Harman International Industries Inc.	10,900	427
International Speedway Corp. Class A	17,600	423
John Wiley & Sons Inc. Class A	8,500	387
* Entercom Communications Corp. Class A	76,250	376
* WABCO Holdings Inc.	6,526	338
* Maidenform Brands Inc.	16,800	324
Thor Industries Inc.	8,970	276
* Cambium Learning Group Inc.	58,100	71
		11,377
Consumer Staples (1.3%)
JM Smucker Co.	8,700	666
Inter Parfums Inc.	22,073	347
* Cott Corp.	40,500	306
* Pantry Inc.	22,165	286
		1,605
Energy (4.4%)
World Fuel Services Corp.	31,100	1,166
* Concho Resources Inc.	8,800	772
* Oasis Petroleum Inc.	22,700	583
SM Energy Co.	8,533	462
EXCO Resources Inc.	55,100	397
* Comstock Resources Inc.	25,910	387
* Carrizo Oil & Gas Inc.	16,148	357
* Forest Oil Corp.	39,300	328
* Resolute Energy Corp.	36,700	321
* Bonanza Creek Energy Inc.	17,800	304
* Rex Energy Corp.	10,300	104
		5,181
Financials (26.8%)
Aspen Insurance Holdings Ltd.	73,736	2,084
Endurance Specialty Holdings Ltd.	48,800	1,906
* Affiliated Managers Group Inc.	12,400	1,278
Nelnet Inc. Class A	52,800	1,232
First American Financial Corp.	76,700	1,209
CYS Investments Inc.	77,200	1,056
Cash America International Inc.	22,600	1,005

Leucadia National Corp.	43,900	892
Washington Federal Inc.	54,100	888
Medical Properties Trust Inc.	95,300	858
CapitalSource Inc.	134,800	853
Hatteras Financial Corp.	29,400	839
Ares Capital Corp.	49,800	751
HCC Insurance Holdings Inc.	23,673	740
* E*TRADE Financial Corp.	83,500	709
StanCorp Financial Group Inc.	19,400	675
Flushing Financial Corp.	51,570	665
Northwest Bancshares Inc.	56,800	651
* Popular Inc.	42,420	648
Willis Group Holdings plc	18,100	638
Parkway Properties Inc.	60,400	637
Argo Group International Holdings Ltd.	21,872	612
First Community Bancshares Inc.	48,094	596
First Citizens BancShares Inc. Class A	3,375	569
WSFS Financial Corp.	15,106	562
Entertainment Properties Trust	13,500	557
Starwood Property Trust Inc.	27,800	557
* PHH Corp.	33,600	557
National Retail Properties Inc.	20,894	553
Selective Insurance Group Inc.	30,610	517
* Navigators Group Inc.	10,480	508
Assured Guaranty Ltd.	42,300	505
Renasant Corp.	33,021	505
* Beneficial Mutual Bancorp Inc.	57,650	499
* Pinnacle Financial Partners Inc.	27,947	477
Jefferies Group Inc.	32,580	435
Raymond James Financial Inc.	12,554	429
Hancock Holding Co.	13,940	425
Campus Crest Communities Inc.	38,707	417
Home BancShares Inc.	14,710	414
Lincoln National Corp.	19,000	393
MI Developments Inc.	10,600	346
First Horizon National Corp.	38,204	324
Assurant Inc.	8,600	287
* Texas Capital Bancshares Inc.	7,240	281
* Investment Technology Group Inc.	25,900	246
Government Properties Income Trust	8,500	182
		31,967
Health Care (5.5%)
Teleflex Inc.	24,200	1,437
* VCA Antech Inc.	41,800	900
* Henry Schein Inc.	10,500	780
Cooper Cos. Inc.	8,884	757
Omnicare Inc.	22,400	706
Coventry Health Care Inc.	17,800	541
* Life Technologies Corp.	12,800	524
* IRIS International Inc.	40,677	434
* Symmetry Medical Inc.	53,700	416
		6,495
Industrials (17.2%)
* Atlas Air Worldwide Holdings Inc.	29,425	1,336
* Teledyne Technologies Inc.	22,042	1,313
Celadon Group Inc.	73,788	1,189

Equifax Inc.	21,300	962
* KAR Auction Services Inc.	62,700	934
* Sykes Enterprises Inc.	56,000	843
Harsco Corp.	41,100	826
* Saia Inc.	38,026	822
* FTI Consulting Inc.	25,300	799
Snap-on Inc.	10,735	650
* Altra Holdings Inc.	38,485	645
* Beacon Roofing Supply Inc.	24,233	602
* WESCO International Inc.	9,776	582
Actuant Corp. Class A	21,471	562
Lennox International Inc.	12,510	537
Granite Construction Inc.	21,800	500
* BE Aerospace Inc.	11,393	494
Carlisle Cos. Inc.	9,310	484
UTi Worldwide Inc.	30,700	480
Encore Wire Corp.	17,790	445
* RailAmerica Inc.	17,764	423
Interface Inc. Class A	33,127	420
* MRC Global Inc.	20,200	419
Apogee Enterprises Inc.	27,980	414
Kaman Corp.	13,900	407
* EnergySolutions Inc.	110,800	390
* Columbus McKinnon Corp.	24,705	381
* Orbital Sciences Corp.	31,645	354
* DXP Enterprises Inc.	6,449	303
HNI Corp.	12,276	284
Heidrick & Struggles International Inc.	16,310	268
Mine Safety Appliances Co.	6,500	267
* Accuride Corp.	44,020	261
Briggs & Stratton Corp.	14,500	245
* AerCap Holdings NV	20,650	236
* Furmanite Corp.	45,885	211
* CRA International Inc.	10,922	205
		20,493
Information Technology (19.1%)
EarthLink Inc.	147,900	1,194
IAC/InterActiveCorp	26,300	1,181
Global Payments Inc.	27,050	1,149
Lexmark International Inc. Class A	45,761	1,144
* Convergys Corp.	81,800	1,141
DST Systems Inc.	21,700	1,109
CA Inc.	44,500	1,107
j2 Global Inc.	44,500	1,076
* ACI Worldwide Inc.	27,900	1,066
* OSI Systems Inc.	12,016	767
* Skyworks Solutions Inc.	27,300	733
* Compuware Corp.	80,900	728
Lender Processing Services Inc.	30,200	697
* ValueClick Inc.	35,100	616
Jabil Circuit Inc.	32,017	612
* ON Semiconductor Corp.	85,220	574
* Itron Inc.	15,800	566
InterDigital Inc.	21,800	538
Fidelity National Information Services Inc.	16,100	528
Broadridge Financial Solutions Inc.	25,100	508
* Pericom Semiconductor Corp.	63,015	495

*	Fairchild Semiconductor International Inc. Class A			36,390	481
*	Insight Enterprises Inc.			32,040	477
*	Orbotech Ltd.			44,800	452
*	Ingram Micro Inc.			24,200	432
	Littelfuse Inc.			7,308	421
	Harris Corp.			10,200	406
	MTS Systems Corp.			10,287	398
	Diebold Inc.			10,248	379
*	Advanced Energy Industries Inc.			26,490	362
	Black Box Corp.			12,500	280
*	Lionbridge Technologies Inc.			86,050	259
*	Virtusa Corp.			16,970	248
*	Acxiom Corp.			16,800	236
*	CIBER Inc.			54,600	195
*	Anaren Inc.			8,615	166
					22,721
Materials (5.4%)
	Silgan Holdings Inc.			37,400	1,563
	FMC Corp.			23,200	1,183
	Cytec Industries Inc.			10,502	635
	Eagle Materials Inc.			16,980	545
	PH Glatfelter Co.			34,810	527
	Albemarle Corp.			8,100	492
	Cabot Corp.			12,872	487
*	WR Grace & Co.			9,100	478
*	Ferro Corp.			69,700	309
*	RTI International Metals Inc.			8,932	187
					6,406
Telecommunication Services (0.4%)
	NTELOS Holdings Corp.			16,250	311
	Lumos Networks Corp.			16,250	167
					478
Utilities (2.1%)
	Westar Energy Inc.			28,635	819
	Portland General Electric Co.			27,053	680
	Unitil Corp.			17,610	469
	Southwest Gas Corp.			9,745	409
	Piedmont Natural Gas Co. Inc.			5,566	169
					2,546
Total Common Stocks (Cost $106,237)					109,269
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (8.4%)[1]
Money Market Fund (7.9%)
[2,3] Vanguard Market Liquidity Fund		0.148%		9,431,736	9,432

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.5%)
[4,5] Freddie Mac Discount Notes		0.150%	8/27/12	100	100

[4,5] Freddie Mac Discount Notes	0.145%	9/17/12	500	500
				600
Total Temporary Cash Investments (Cost $10,031)				10,032
Total Investments (100.2%) (Cost $116,268)				119,301
Other Assets and Liabilities-Net (-0.2%)[3]				(212)
Net Assets (100%)				119,089

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $290,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.7% and 2.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $304,000 of collateral received for securities on loan.
4 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Explorer Value Fund

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	109,269	—	—
Temporary Cash Investments	9,432	600	—
Futures Contracts—Assets[1]	14	—	—
Total	118,715	600	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-Mini Russell 2000 Index	June 2012	93	7,078	(584)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2012, the cost of investment securities for tax purposes was $116,268,000. Net unrealized appreciation of investment securities for tax purposes was $3,033,000, consisting of unrealized gains of $11,755,000 on securities that had risen in value since their purchase and $8,722,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.1%)
McDonald's Corp.	27,432	2,451
Walt Disney Co.	47,318	2,163
Comcast Corp. Class A	72,913	2,108
Home Depot Inc.	42,250	2,085
* Amazon.com Inc.	9,609	2,046
News Corp. Class A	57,168	1,098
Starbucks Corp.	19,818	1,088
Target Corp.	18,220	1,055
Ford Motor Co.	98,509	1,040
NIKE Inc. Class B	9,439	1,021
Time Warner Inc.	26,462	912
TJX Cos. Inc.	20,416	867
Yum! Brands Inc.	12,309	866
Lowe's Cos. Inc.	31,784	849
* priceline.com Inc.	1,313	821
* DIRECTV Class A	17,316	770
Viacom Inc. Class B	14,600	697
Time Warner Cable Inc.	8,437	636
CBS Corp. Class B	17,682	564
Johnson Controls Inc.	17,937	541
Coach Inc.	7,763	524
Las Vegas Sands Corp.	10,416	481
* Bed Bath & Beyond Inc.	6,180	446
* General Motors Co.	20,096	446
Macy's Inc.	11,258	428
Ross Stores Inc.	6,231	394
Carnival Corp.	11,306	363
Omnicom Group Inc.	7,455	355
* Discovery Communications Inc. Class A	7,012	351
* Chipotle Mexican Grill Inc. Class A	821	339
* O'Reilly Automotive Inc.	3,407	326
VF Corp.	2,309	326
McGraw-Hill Cos. Inc.	7,379	320
* Liberty Global Inc. Class A	6,921	320
* Dollar Tree Inc.	3,070	317
Kohl's Corp.	6,724	308
Harley-Davidson Inc.	6,277	302
Limited Brands Inc.	6,617	293
Mattel Inc.	9,219	287
Thomson Reuters Corp.	9,993	274
Starwood Hotels & Resorts Worldwide Inc.	5,179	274
Marriott International Inc. Class A	6,899	267
Genuine Parts Co.	4,184	264
* AutoZone Inc.	663	252
* Liberty Media Corp. - Liberty Capital Class A	2,932	249
Staples Inc.	18,907	248
Ralph Lauren Corp. Class A	1,668	248
Gap Inc.	9,348	248
* Liberty Interactive Corp. Class A	14,769	247

Family Dollar Stores Inc.	3,265	221
* BorgWarner Inc.	2,917	209
* Sirius XM Radio Inc.	105,215	199
Nordstrom Inc.	4,073	193
PetSmart Inc.	2,964	191
Wyndham Worldwide Corp.	3,827	191
Tiffany & Co.	3,415	189
Darden Restaurants Inc.	3,360	174
Tractor Supply Co.	1,893	173
Wynn Resorts Ltd.	1,666	172
* CarMax Inc.	6,057	171
Virgin Media Inc.	7,275	160
DISH Network Corp. Class A	5,233	147
Autoliv Inc.	2,520	146
Best Buy Co. Inc.	7,691	144
Newell Rubbermaid Inc.	7,671	141
* LKQ Corp.	3,865	141
Advance Auto Parts Inc.	1,927	141
Polaris Industries Inc.	1,710	130
Foot Locker Inc.	4,086	130
Scripps Networks Interactive Inc. Class A	2,358	129
* Dollar General Corp.	2,622	128
PVH Corp.	1,570	127
Interpublic Group of Cos. Inc.	12,142	126
Whirlpool Corp.	2,001	124
DR Horton Inc.	7,428	123
H&R Block Inc.	8,049	123
Garmin Ltd.	2,835	122
Lennar Corp. Class A	4,251	116
Dick's Sporting Goods Inc.	2,494	116
JC Penney Co. Inc.	4,338	114
International Game Technology	7,909	113
* Panera Bread Co. Class A	765	112
* TripAdvisor Inc.	2,605	112
Expedia Inc.	2,385	109
Hasbro Inc.	3,065	109
* NVR Inc.	134	108
Ulta Salon Cosmetics & Fragrance Inc.	1,204	108
* Toll Brothers Inc.	3,937	107
* TRW Automotive Holdings Corp.	2,694	104
* Mohawk Industries Inc.	1,519	103
Lear Corp.	2,576	103
American Eagle Outfitters Inc.	5,234	101
* MGM Resorts International	9,308	101
Signet Jewelers Ltd.	2,307	101
* Fossil Inc.	1,369	100
* Under Armour Inc. Class A	976	98
* WABCO Holdings Inc.	1,795	93
* Netflix Inc.	1,447	92
Williams-Sonoma Inc.	2,623	92
* Delphi Automotive plc	3,069	89
* Apollo Group Inc. Class A	2,708	86
* Charter Communications Inc. Class A	1,369	86
Gentex Corp.	3,829	85
Royal Caribbean Cruises Ltd.	3,595	85
* Penn National Gaming Inc.	1,841	85
Gannett Co. Inc.	6,431	84

	Tupperware Brands Corp.	1,536	83
*	PulteGroup Inc.	8,750	82
	Jarden Corp.	2,013	82
*	Urban Outfitters Inc.	2,921	82
	Leggett & Platt Inc.	3,843	80
	Abercrombie & Fitch Co.	2,332	78
*	Tempur-Pedic International Inc.	1,678	78
	Harman International Industries Inc.	1,887	74
*	Hanesbrands Inc.	2,629	73
	Brinker International Inc.	2,198	71
	Chico's FAS Inc.	4,803	70
	GameStop Corp. Class A	3,530	68
*	Big Lots Inc.	1,784	66
*	Goodyear Tire & Rubber Co.	6,242	65
	Service Corp. International	5,636	64
*	Sally Beauty Holdings Inc.	2,414	64
	Cablevision Systems Corp. Class A	5,430	62
*	Michael Kors Holdings Ltd.	1,490	59
*	Madison Square Garden Co. Class A	1,526	57
*	Visteon Corp.	1,396	56
*	Deckers Outdoor Corp.	994	55
	John Wiley & Sons Inc. Class A	1,177	54
*	AMC Networks Inc. Class A	1,382	53
	Dillard's Inc. Class A	791	53
*	Bally Technologies Inc.	1,098	51
	Aaron's Inc.	1,918	51
*	Sears Holdings Corp.	978	48
	DeVry Inc.	1,749	48
	Washington Post Co. Class B	126	44
	Guess? Inc.	1,642	44
*	Tesla Motors Inc.	1,374	41
*	Hyatt Hotels Corp. Class A	1,062	39
*	Lamar Advertising Co. Class A	1,475	36
	Morningstar Inc.	648	36
	DSW Inc. Class A	607	36
*	ITT Educational Services Inc.	621	35
	Wendy's Co.	7,592	35
*	AutoNation Inc.	942	34
	Weight Watchers International Inc.	581	33
*	DreamWorks Animation SKG Inc. Class A	1,813	32
	Thor Industries Inc.	1,040	32
*	WMS Industries Inc.	1,455	30
	Regal Entertainment Group Class A	2,055	28
	Choice Hotels International Inc.	725	26
	Dunkin' Brands Group Inc.	652	21
*	Marriott Vacations Worldwide Corp.	703	20
	RadioShack Corp.	2,775	13
*,^ Groupon Inc.		1,084	12
	Clear Channel Outdoor Holdings Inc. Class A	1,389	9
*	Education Management Corp.	1,103	9
*	Career Education Corp.	1,142	7
*	Federal-Mogul Corp.	650	7
*	HomeAway Inc.	165	4
*	Pandora Media Inc.	310	3
*	Orchard Supply Hardware Stores Corp. Class A	36	1
			42,946

Consumer Staples (10.4%)
Procter & Gamble Co.	73,796	4,597
Philip Morris International Inc.	47,018	3,974
Coca-Cola Co.	52,232	3,903
Wal-Mart Stores Inc.	46,914	3,088
PepsiCo Inc.	41,790	2,835
Altria Group Inc.	55,345	1,782
Kraft Foods Inc.	43,687	1,672
CVS Caremark Corp.	33,880	1,523
Colgate-Palmolive Co.	12,926	1,271
Costco Wholesale Corp.	11,550	998
Kimberly-Clark Corp.	10,387	824
Walgreen Co.	22,735	694
General Mills Inc.	16,879	646
Archer-Daniels-Midland Co.	17,867	570
HJ Heinz Co.	8,509	452
Lorillard Inc.	3,570	441
Mead Johnson Nutrition Co.	5,403	436
Sysco Corp.	15,426	431
Reynolds American Inc.	8,884	372
Whole Foods Market Inc.	4,102	363
Kroger Co.	15,165	334
Sara Lee Corp.	15,520	324
Estee Lauder Cos. Inc. Class A	5,967	323
Kellogg Co.	6,522	318
ConAgra Foods Inc.	10,850	273
* Monster Beverage Corp.	3,721	270
Hershey Co.	4,019	269
Beam Inc.	4,103	248
Dr Pepper Snapple Group Inc.	5,893	243
Clorox Co.	3,526	243
JM Smucker Co.	3,088	236
Brown-Forman Corp. Class B	2,710	236
Bunge Ltd.	3,919	233
Coca-Cola Enterprises Inc.	8,075	221
Church & Dwight Co. Inc.	3,734	199
McCormick & Co. Inc.	3,461	195
Avon Products Inc.	11,435	189
Tyson Foods Inc. Class A	7,898	153
Campbell Soup Co.	4,653	148
Herbalife Ltd.	3,114	139
Molson Coors Brewing Co. Class B	3,518	135
* Energizer Holdings Inc.	1,744	127
Safeway Inc.	6,355	121
Hormel Foods Corp.	3,656	109
Corn Products International Inc.	2,026	104
* Ralcorp Holdings Inc.	1,463	93
* Constellation Brands Inc. Class A	4,534	87
* Smithfield Foods Inc.	4,441	87
* Dean Foods Co.	4,988	78
* Green Mountain Coffee Roasters Inc.	3,222	76
Flowers Foods Inc.	2,848	63
SUPERVALU Inc.	5,425	25
* Post Holdings Inc.	740	22
		36,793
Energy (10.0%)
Exxon Mobil Corp.	123,627	9,721

Chevron Corp.	53,147	5,225
Schlumberger Ltd.	35,875	2,269
ConocoPhillips	35,103	1,831
Occidental Petroleum Corp.	21,491	1,704
Apache Corp.	10,138	825
Anadarko Petroleum Corp.	13,154	802
National Oilwell Varco Inc.	11,186	747
Halliburton Co.	24,260	729
EOG Resources Inc.	7,118	707
Devon Energy Corp.	11,223	668
Williams Cos. Inc.	16,372	500
* Phillips 66	16,530	496
Spectra Energy Corp.	17,182	493
Baker Hughes Inc.	11,491	479
Marathon Oil Corp.	18,912	471
Kinder Morgan Inc.	12,935	442
Noble Energy Inc.	4,666	394
Hess Corp.	8,022	351
Marathon Petroleum Corp.	9,449	341
Valero Energy Corp.	15,130	319
Pioneer Natural Resources Co.	3,271	316
* Cameron International Corp.	6,497	297
Chesapeake Energy Corp.	17,435	295
* Southwestern Energy Co.	9,231	259
* FMC Technologies Inc.	6,373	256
Range Resources Corp.	4,285	246
* Concho Resources Inc.	2,734	240
Murphy Oil Corp.	5,139	240
Cabot Oil & Gas Corp.	5,466	178
CONSOL Energy Inc.	5,907	166
Peabody Energy Corp.	7,073	165
EQT Corp.	3,513	163
* Denbury Resources Inc.	10,488	159
Core Laboratories NV	1,196	153
HollyFrontier Corp.	5,002	147
Sunoco Inc.	2,872	133
* Whiting Petroleum Corp.	3,070	133
Oceaneering International Inc.	2,846	131
QEP Resources Inc.	4,648	122
* Plains Exploration & Production Co.	3,374	121
Cimarex Energy Co.	2,237	119
Helmerich & Payne Inc.	2,510	114
* Newfield Exploration Co.	3,558	107
Diamond Offshore Drilling Inc.	1,819	106
* Nabors Industries Ltd.	7,578	103
* Rowan Cos. plc	3,385	102
SM Energy Co.	1,685	91
* Oil States International Inc.	1,362	91
* Superior Energy Services Inc.	4,102	89
* Dresser-Rand Group Inc.	2,019	89
Energen Corp.	1,931	85
* Tesoro Corp.	3,835	85
* Continental Resources Inc.	1,120	82
* WPX Energy Inc.	5,255	77
* Ultra Petroleum Corp.	4,129	76
* Cobalt International Energy Inc.	3,168	72
* SandRidge Energy Inc.	11,076	70

* McDermott International Inc.	6,371	65
* Alpha Natural Resources Inc.	6,106	64
Patterson-UTI Energy Inc.	4,219	64
Tidewater Inc.	1,323	60
* Atwood Oceanics Inc.	1,441	55
* SEACOR Holdings Inc.	551	47
* Unit Corp.	1,065	42
CARBO Ceramics Inc.	485	39
Arch Coal Inc.	5,367	34
Teekay Corp.	1,057	28
EXCO Resources Inc.	3,780	27
* Forest Oil Corp.	2,882	24
RPC Inc.	1,724	18
* Quicksilver Resources Inc.	3,303	15
* Kosmos Energy Ltd.	987	10
* Laredo Petroleum Holdings Inc.	436	9
* Kinder Morgan Inc. Warrants Exp. 5/25/2017	526	3
		35,596
Financials (14.8%)
Wells Fargo & Co.	130,045	4,168
* Berkshire Hathaway Inc. Class B	46,281	3,673
JPMorgan Chase & Co.	105,056	3,483
Bank of America Corp.	283,742	2,085
Citigroup Inc.	76,829	2,037
US Bancorp	50,937	1,585
American Express Co.	27,778	1,551
Goldman Sachs Group Inc.	13,688	1,310
Simon Property Group Inc.	7,756	1,144
PNC Financial Services Group Inc.	13,914	855
American Tower Corporation	10,487	680
Capital One Financial Corp.	13,240	680
Bank of New York Mellon Corp.	32,944	671
Travelers Cos. Inc.	10,392	649
ACE Ltd.	8,950	647
MetLife Inc.	21,797	637
Prudential Financial Inc.	12,799	595
BB&T Corp.	18,414	556
State Street Corp.	13,326	549
Morgan Stanley	40,660	543
Chubb Corp.	7,205	519
Aflac Inc.	12,366	496
Public Storage	3,713	496
Discover Financial Services	14,422	478
Equity Residential	7,790	476
Marsh & McLennan Cos. Inc.	14,501	464
CME Group Inc.	1,773	457
Allstate Corp.	13,003	441
HCP Inc.	10,735	438
Annaly Capital Management Inc.	25,207	419
Franklin Resources Inc.	3,831	409
Aon plc	8,739	406
Vornado Realty Trust	4,871	399
Boston Properties Inc.	3,850	396
T. Rowe Price Group Inc.	6,868	396
Ventas Inc.	6,721	395
Prologis Inc.	12,132	388
BlackRock Inc.	2,264	387

Progressive Corp.	16,455	358
AvalonBay Communities Inc.	2,495	349
Charles Schwab Corp.	27,691	345
* American International Group Inc.	11,685	341
Loews Corp.	8,403	327
SunTrust Banks Inc.	14,243	326
Fifth Third Bancorp	24,368	325
Health Care REIT Inc.	5,647	313
Ameriprise Financial Inc.	6,001	288
Weyerhaeuser Co.	14,279	284
Host Hotels & Resorts Inc.	18,206	278
M&T Bank Corp.	3,333	271
Invesco Ltd.	12,250	266
American Capital Agency Corp.	7,980	261
General Growth Properties Inc.	14,902	250
Northern Trust Corp.	5,772	249
* IntercontinentalExchange Inc.	1,951	239
Regions Financial Corp.	37,689	237
Digital Realty Trust Inc.	2,871	203
Principal Financial Group Inc.	8,164	201
Hartford Financial Services Group Inc.	11,773	198
Moody's Corp.	5,330	195
Macerich Co.	3,418	195
KeyCorp	25,459	191
Kimco Realty Corp.	10,625	191
* CIT Group Inc.	5,368	184
SL Green Realty Corp.	2,331	175
NYSE Euronext	6,817	166
XL Group plc Class A	8,095	165
SLM Corp.	11,597	162
Federal Realty Investment Trust	1,633	160
Comerica Inc.	5,255	160
Lincoln National Corp.	7,596	157
UDR Inc.	6,044	157
Plum Creek Timber Co. Inc.	4,234	155
Unum Group	7,625	152
Huntington Bancshares Inc.	22,686	148
New York Community Bancorp Inc.	11,459	142
* Affiliated Managers Group Inc.	1,369	141
Cincinnati Financial Corp.	3,860	139
Essex Property Trust Inc.	919	138
Rayonier Inc.	3,202	138
Camden Property Trust	2,082	136
Realty Income Corp.	3,512	135
* Arch Capital Group Ltd.	3,482	133
* Alleghany Corp.	393	129
PartnerRe Ltd.	1,787	127
* CBRE Group Inc. Class A	7,664	126
Everest Re Group Ltd.	1,219	124
Torchmark Corp.	2,630	123
WR Berkley Corp.	3,037	116
People's United Financial Inc.	9,933	116
* Markel Corp.	258	113
Taubman Centers Inc.	1,549	113
Axis Capital Holdings Ltd.	3,436	113
Alexandria Real Estate Equities Inc.	1,638	112
Fidelity National Financial Inc. Class A	5,945	112

Arthur J Gallagher & Co.	3,110	108
* MSCI Inc. Class A	3,186	108
RenaissanceRe Holdings Ltd.	1,384	107
Liberty Property Trust	3,064	106
Leucadia National Corp.	5,206	106
Regency Centers Corp.	2,394	105
TD Ameritrade Holding Corp.	5,809	100
Raymond James Financial Inc.	2,915	100
BRE Properties Inc.	1,996	98
Reinsurance Group of America Inc. Class A	1,958	98
Duke Realty Corp.	7,045	97
Apartment Investment & Management Co. Class A	3,521	95
Legg Mason Inc.	3,726	95
Zions Bancorporation	4,898	93
Senior Housing Properties Trust	4,353	90
HCC Insurance Holdings Inc.	2,864	90
Ares Capital Corp.	5,926	89
East West Bancorp Inc.	3,991	89
Jones Lang LaSalle Inc.	1,154	84
Weingarten Realty Investors	3,263	83
Cullen/Frost Bankers Inc.	1,442	82
Commerce Bancshares Inc.	2,097	81
DDR Corp.	5,845	81
Brown & Brown Inc.	3,161	81
American Financial Group Inc.	2,062	80
Douglas Emmett Inc.	3,738	80
Allied World Assurance Co. Holdings AG	1,032	79
White Mountains Insurance Group Ltd.	154	79
Hudson City Bancorp Inc.	12,720	79
Assurant Inc.	2,346	78
Chimera Investment Corp.	27,889	78
Hospitality Properties Trust	3,321	78
* American Capital Ltd.	8,425	78
Eaton Vance Corp.	3,190	78
Piedmont Office Realty Trust Inc. Class A	4,677	77
First Niagara Financial Group Inc.	9,358	76
* NASDAQ OMX Group Inc.	3,340	73
Old Republic International Corp.	7,056	70
Lazard Ltd. Class A	3,003	69
* Genworth Financial Inc. Class A	13,047	68
Waddell & Reed Financial Inc. Class A	2,350	67
SEI Investments Co.	3,643	65
Validus Holdings Ltd.	1,960	61
First Horizon National Corp.	7,190	61
Mack-Cali Realty Corp.	2,210	60
Assured Guaranty Ltd.	5,003	60
City National Corp.	1,184	59
* First Republic Bank	1,868	59
* E*TRADE Financial Corp.	6,849	58
Protective Life Corp.	2,180	57
Bank of Hawaii Corp.	1,213	56
Associated Banc-Corp	4,417	56
Valley National Bancorp	4,940	55
Fulton Financial Corp.	5,055	51
Aspen Insurance Holdings Ltd.	1,798	51
Erie Indemnity Co. Class A	701	50
Jefferies Group Inc.	3,706	50

Capitol Federal Financial Inc.	4,248	49
TCF Financial Corp.	4,034	48
* Forest City Enterprises Inc. Class A	3,486	47
Washington Federal Inc.	2,821	46
Federated Investors Inc. Class B	2,293	46
Hanover Insurance Group Inc.	1,153	45
Endurance Specialty Holdings Ltd.	1,097	43
Corporate Office Properties Trust	1,861	41
CapitalSource Inc.	6,315	40
StanCorp Financial Group Inc.	1,148	40
* Popular Inc.	2,597	40
Brandywine Realty Trust	3,433	39
BOK Financial Corp.	690	38
Synovus Financial Corp.	19,926	38
CommonWealth REIT	2,133	38
Kemper Corp.	1,268	37
* MBIA Inc.	3,872	35
Janus Capital Group Inc.	4,726	34
CBOE Holdings Inc.	1,339	34
* Howard Hughes Corp.	547	33
Mercury General Corp.	680	30
* St. Joe Co.	1,812	29
Greenhill & Co. Inc.	813	28
LPL Investment Holdings Inc.	873	28
First Citizens BancShares Inc. Class A	137	23
BankUnited Inc.	843	20
* TFS Financial Corp.	2,119	20
CNA Financial Corp.	678	19
American National Insurance Co.	204	14
Interactive Brokers Group Inc.	958	14
* Green Dot Corp. Class A	434	9
Rouse Properties Inc.	465	6
		52,619
Health Care (11.6%)
Johnson & Johnson	72,471	4,524
Pfizer Inc.	197,970	4,330
Merck & Co. Inc.	81,603	3,067
Abbott Laboratories	41,092	2,539
UnitedHealth Group Inc.	28,644	1,597
Bristol-Myers Squibb Co.	45,103	1,504
Amgen Inc.	21,045	1,463
* Express Scripts Holding Co.	21,469	1,120
Eli Lilly & Co.	27,026	1,107
Medtronic Inc.	28,293	1,042
* Gilead Sciences Inc.	20,809	1,039
* Biogen Idec Inc.	6,389	835
* Celgene Corp.	11,602	792
Baxter International Inc.	15,080	763
Allergan Inc.	8,058	727
Covidien plc	13,149	681
WellPoint Inc.	9,197	620
* Intuitive Surgical Inc.	1,039	544
McKesson Corp.	6,223	543
Thermo Fisher Scientific Inc.	10,133	512
* Alexion Pharmaceuticals Inc.	4,861	440
Stryker Corp.	8,289	426
Becton Dickinson and Co.	5,358	392

Cardinal Health Inc.	9,297	385
Aetna Inc.	9,264	379
Agilent Technologies Inc.	9,228	375
Humana Inc.	4,452	340
St. Jude Medical Inc.	8,716	335
Cigna Corp.	7,571	332
* Vertex Pharmaceuticals Inc.	5,451	327
* Cerner Corp.	3,776	294
Zimmer Holdings Inc.	4,752	288
* Regeneron Pharmaceuticals Inc.	1,928	262
* Edwards Lifesciences Corp.	3,061	261
AmerisourceBergen Corp. Class A	6,867	254
* Mylan Inc.	11,675	253
* Forest Laboratories Inc.	7,063	247
* Watson Pharmaceuticals Inc.	3,374	241
Quest Diagnostics Inc.	4,185	238
Perrigo Co.	2,195	228
* Boston Scientific Corp.	38,746	222
* Laboratory Corp. of America Holdings	2,666	222
CR Bard Inc.	2,265	220
* DaVita Inc.	2,552	207
* Life Technologies Corp.	4,781	196
* Waters Corp.	2,444	195
* Varian Medical Systems Inc.	3,134	184
* Henry Schein Inc.	2,413	179
* SXC Health Solutions Corp.	1,822	163
* CareFusion Corp.	5,864	142
* Illumina Inc.	3,203	138
* Hospira Inc.	4,390	137
DENTSPLY International Inc.	3,695	137
* Mettler-Toledo International Inc.	843	132
* IDEXX Laboratories Inc.	1,515	129
Coventry Health Care Inc.	3,902	119
* ResMed Inc.	3,820	118
* Hologic Inc.	6,868	115
* BioMarin Pharmaceutical Inc.	2,963	106
Cooper Cos. Inc.	1,233	105
* Amylin Pharmaceuticals Inc.	3,860	102
* Endo Health Solutions Inc.	3,088	100
* QIAGEN NV	6,251	100
* Gen-Probe Inc.	1,218	99
Omnicare Inc.	3,084	97
* Catalyst Health Solutions Inc.	1,102	96
Universal Health Services Inc. Class B	2,412	93
* Warner Chilcott plc Class A	4,566	86
Patterson Cos. Inc.	2,518	84
PerkinElmer Inc.	3,048	81
HCA Holdings Inc.	3,033	79
* MEDNAX Inc.	1,292	79
* AMERIGROUP Corp.	1,193	74
* Covance Inc.	1,499	70
Techne Corp.	1,014	69
* Human Genome Sciences Inc.	4,997	68
* Sirona Dental Systems Inc.	1,513	65
Teleflex Inc.	1,025	61
* Health Net Inc.	2,227	57
* Allscripts Healthcare Solutions Inc.	5,139	56

* United Therapeutics Corp.	1,215	54
* Community Health Systems Inc.	2,409	53
* Myriad Genetics Inc.	2,175	53
Lincare Holdings Inc.	2,258	52
* Bio-Rad Laboratories Inc. Class A	499	50
* Tenet Healthcare Corp.	10,402	49
* VCA Antech Inc.	2,192	47
Hill-Rom Holdings Inc.	1,603	47
* LifePoint Hospitals Inc.	1,224	45
* Thoratec Corp.	1,454	44
* Charles River Laboratories International Inc.	1,264	42
* Health Management Associates Inc. Class A	6,422	41
* Brookdale Senior Living Inc. Class A	2,474	41
* Alere Inc.	2,113	39
* Bruker Corp.	2,325	35
* Dendreon Corp.	3,901	27
		41,147
Industrials (10.8%)
General Electric Co.	280,386	5,353
United Technologies Corp.	24,198	1,793
3M Co.	18,787	1,586
Caterpillar Inc.	17,045	1,494
United Parcel Service Inc. Class B	19,425	1,456
Union Pacific Corp.	12,969	1,445
Boeing Co.	19,519	1,359
Honeywell International Inc.	20,807	1,158
Emerson Electric Co.	19,873	929
Deere & Co.	11,097	820
Danaher Corp.	14,520	755
FedEx Corp.	8,346	744
Illinois Tool Works Inc.	11,793	662
Tyco International Ltd.	12,398	659
Precision Castparts Corp.	3,793	630
Lockheed Martin Corp.	7,032	582
Norfolk Southern Corp.	8,761	574
CSX Corp.	27,384	572
General Dynamics Corp.	8,783	562
Cummins Inc.	5,210	505
Raytheon Co.	8,812	443
Goodrich Corp.	3,302	415
Waste Management Inc.	12,537	407
Northrop Grumman Corp.	6,908	406
Eaton Corp.	9,021	385
PACCAR Inc.	9,663	363
Fastenal Co.	7,820	346
Ingersoll-Rand plc	8,274	342
Parker Hannifin Corp.	4,011	328
Cooper Industries plc	4,375	308
Stanley Black & Decker Inc.	4,462	296
WW Grainger Inc.	1,513	293
Dover Corp.	4,954	280
Rockwell Automation Inc.	3,826	277
* Delta Air Lines Inc.	22,497	272
Roper Industries Inc.	2,549	258
CH Robinson Worldwide Inc.	4,396	256
Republic Services Inc. Class A	8,529	225
* United Continental Holdings Inc.	8,872	223

AMETEK Inc.	4,298	218
Fluor Corp.	4,640	218
Expeditors International of Washington Inc.	5,645	216
* Stericycle Inc.	2,296	200
Rockwell Collins Inc.	3,917	197
Kansas City Southern	2,864	189
Southwest Airlines Co.	20,697	187
L-3 Communications Holdings Inc.	2,610	178
Textron Inc.	7,212	170
Pall Corp.	3,034	169
* TransDigm Group Inc.	1,312	161
Joy Global Inc.	2,728	152
* Verisk Analytics Inc. Class A	3,130	150
Flowserve Corp.	1,458	150
Equifax Inc.	3,234	146
Donaldson Co. Inc.	4,012	144
JB Hunt Transport Services Inc.	2,408	138
* IHS Inc. Class A	1,308	129
* Quanta Services Inc.	5,712	129
Hubbell Inc. Class B	1,590	125
Xylem Inc.	4,853	123
Masco Corp.	9,462	120
* Jacobs Engineering Group Inc.	3,329	118
Iron Mountain Inc.	4,071	115
* BE Aerospace Inc.	2,576	112
Robert Half International Inc.	3,894	111
Timken Co.	2,315	110
Cintas Corp.	2,991	110
Lincoln Electric Holdings Inc.	2,253	107
Pentair Inc.	2,604	106
* Owens Corning	3,308	102
KBR Inc.	3,988	102
Waste Connections Inc.	3,279	102
* AGCO Corp.	2,511	101
SPX Corp.	1,357	97
Chicago Bridge & Iron Co. NV	2,649	95
Snap-on Inc.	1,560	94
Wabtec Corp.	1,294	94
* Fortune Brands Home & Security Inc.	4,144	94
Towers Watson & Co. Class A	1,533	92
* Hertz Global Holdings Inc.	6,539	89
Dun & Bradstreet Corp.	1,314	89
IDEX Corp.	2,220	88
Carlisle Cos. Inc.	1,655	86
MSC Industrial Direct Co. Inc. Class A	1,186	85
Avery Dennison Corp.	2,883	84
Nordson Corp.	1,557	83
* Copart Inc.	3,036	82
Graco Inc.	1,637	79
Manpower Inc.	2,190	79
* Babcock & Wilcox Co.	3,184	79
URS Corp.	2,123	77
Gardner Denver Inc.	1,411	76
Kennametal Inc.	2,187	76
* Kirby Corp.	1,440	76
* Spirit Aerosystems Holdings Inc. Class A	3,184	73
Copa Holdings SA Class A	882	73

* Corrections Corp. of America	2,699	70
Landstar System Inc.	1,306	69
Pitney Bowes Inc.	4,938	67
Valmont Industries Inc.	579	66
* WESCO International Inc.	1,102	66
Ryder System Inc.	1,397	60
Regal-Beloit Corp.	991	60
Toro Co.	789	59
Lennox International Inc.	1,354	58
* Nielsen Holdings NV	2,045	57
Trinity Industries Inc.	2,185	54
Alexander & Baldwin Inc.	1,054	54
* AECOM Technology Corp.	3,259	53
* Navistar International Corp.	1,869	52
^ RR Donnelley & Sons Co.	4,767	51
Con-way Inc.	1,404	50
ITT Corp.	2,340	48
* Oshkosh Corp.	2,310	47
Crane Co.	1,235	47
Exelis Inc.	4,672	47
* Terex Corp.	2,789	46
* Huntington Ingalls Industries Inc.	1,252	46
GATX Corp.	1,175	45
Covanta Holding Corp.	2,874	45
* Shaw Group Inc.	1,657	42
Alliant Techsystems Inc.	849	42
Harsco Corp.	2,048	41
UTi Worldwide Inc.	2,603	41
* General Cable Corp.	1,390	40
* Polypore International Inc.	993	37
* GrafTech International Ltd.	3,349	36
Manitowoc Co. Inc.	3,342	35
* CNH Global NV	673	26
Armstrong World Industries Inc.	550	26
* Air Lease Corp.	903	19
* KAR Auction Services Inc.	840	13
		38,321
Information Technology (19.2%)
* Apple Inc.	24,458	14,130
International Business Machines Corp.	32,022	6,177
Microsoft Corp.	196,192	5,727
* Google Inc. Class A	6,654	3,865
Intel Corp.	132,084	3,413
Oracle Corp.	101,547	2,688
QUALCOMM Inc.	44,139	2,530
Cisco Systems Inc.	145,414	2,375
Visa Inc. Class A	13,826	1,593
* EMC Corp.	54,398	1,297
* eBay Inc.	30,471	1,194
Hewlett-Packard Co.	52,532	1,191
Mastercard Inc. Class A	2,836	1,153
Accenture plc Class A	17,070	975
Texas Instruments Inc.	30,699	874
Automatic Data Processing Inc.	13,254	691
Corning Inc.	41,506	539
* Dell Inc.	40,291	497
* Salesforce.com Inc.	3,541	491

* Yahoo! Inc.	32,089	489
* Cognizant Technology Solutions Corp. Class A	8,082	471
Broadcom Corp. Class A	14,174	459
Intuit Inc.	8,000	450
* Adobe Systems Inc.	13,337	414
* Citrix Systems Inc.	4,971	363
Applied Materials Inc.	34,852	360
Motorola Solutions Inc.	6,859	330
* Teradata Corp.	4,483	298
* Symantec Corp.	20,035	297
* NetApp Inc.	9,726	289
Analog Devices Inc.	7,944	289
Altera Corp.	8,543	285
Western Union Co.	16,771	275
Xerox Corp.	37,172	268
* Red Hat Inc.	5,117	263
* Fiserv Inc.	3,818	257
Paychex Inc.	8,584	257
* Juniper Networks Inc.	14,136	243
CA Inc.	9,455	235
Amphenol Corp. Class A	4,411	235
Xilinx Inc.	7,078	226
* F5 Networks Inc.	2,155	223
Fidelity National Information Services Inc.	6,633	217
* Western Digital Corp.	6,875	216
* VMware Inc. Class A	2,241	208
* SanDisk Corp.	6,328	207
KLA-Tencor Corp.	4,468	205
* Equinix Inc.	1,252	204
* NVIDIA Corp.	15,994	199
Maxim Integrated Products Inc.	7,895	199
* Autodesk Inc.	6,117	196
* BMC Software Inc.	4,295	182
Linear Technology Corp.	5,941	172
Avago Technologies Ltd.	5,132	170
* Alliance Data Systems Corp.	1,334	168
* Marvell Technology Group Ltd.	12,714	159
* VeriSign Inc.	4,165	159
Microchip Technology Inc.	4,966	154
* Trimble Navigation Ltd.	3,207	151
* ANSYS Inc.	2,405	149
* Akamai Technologies Inc.	4,870	143
* Skyworks Solutions Inc.	4,981	134
* Rackspace Hosting Inc.	2,702	134
* Amdocs Ltd.	4,592	132
* Micron Technology Inc.	22,546	132
Activision Blizzard Inc.	11,132	131
* Nuance Communications Inc.	6,241	129
FactSet Research Systems Inc.	1,220	129
Harris Corp.	3,119	124
* Lam Research Corp.	3,274	122
* Electronic Arts Inc.	8,739	119
* TIBCO Software Inc.	4,375	117
* Ariba Inc.	2,604	117
* Avnet Inc.	3,817	116
* Informatica Corp.	2,782	115
* Synopsys Inc.	3,888	115

* MICROS Systems Inc.	2,149	113
Computer Sciences Corp.	4,107	109
* Gartner Inc.	2,589	105
* Arrow Electronics Inc.	3,053	104
Total System Services Inc.	4,328	101
* LSI Corp.	15,116	101
* Advanced Micro Devices Inc.	16,222	99
* VeriFone Systems Inc.	2,688	97
Jabil Circuit Inc.	4,798	92
IAC/InterActiveCorp	2,032	91
* NCR Corp.	4,254	91
FLIR Systems Inc.	4,253	91
Global Payments Inc.	2,088	89
SAIC Inc.	7,698	86
* Atmel Corp.	12,116	85
Solera Holdings Inc.	1,904	85
Molex Inc.	3,607	83
* ON Semiconductor Corp.	11,840	80
* Novellus Systems Inc.	1,878	79
* Cadence Design Systems Inc.	7,258	74
* Cree Inc.	2,944	74
* Rovi Corp.	3,019	74
* AOL Inc.	2,657	73
* Ingram Micro Inc.	4,077	73
* Teradyne Inc.	5,014	72
* Fortinet Inc.	3,221	68
Broadridge Financial Solutions Inc.	3,348	68
* Riverbed Technology Inc.	4,073	67
National Instruments Corp.	2,488	65
* JDS Uniphase Corp.	6,136	62
Diebold Inc.	1,668	62
* Brocade Communications Systems Inc.	12,891	60
* Dolby Laboratories Inc. Class A	1,349	58
* Polycom Inc.	4,831	55
* NeuStar Inc. Class A	1,713	55
Cypress Semiconductor Corp.	3,938	52
Lender Processing Services Inc.	2,190	51
* Compuware Corp.	5,541	50
* Genpact Ltd.	3,198	50
* Tech Data Corp.	1,047	50
* Zebra Technologies Corp.	1,386	46
Lexmark International Inc. Class A	1,797	45
* Fairchild Semiconductor International Inc. Class A	3,268	43
DST Systems Inc.	843	43
* CoreLogic Inc.	2,463	42
* Vishay Intertechnology Inc.	3,664	39
* PMC - Sierra Inc.	5,923	38
* Itron Inc.	1,044	37
* Silicon Laboratories Inc.	1,065	37
* QLogic Corp.	2,504	34
Tellabs Inc.	9,219	34
Intersil Corp. Class A	3,188	34
* International Rectifier Corp.	1,774	33
* Ciena Corp.	2,410	33
* IPG Photonics Corp.	756	32
* VistaPrint NV	935	32
* Acme Packet Inc.	1,358	31

* WebMD Health Corp.	1,267	29
* EchoStar Corp. Class A	1,015	28
* Monster Worldwide Inc.	3,283	28
* LinkedIn Corp. Class A	244	23
* Zynga Inc. Class A	3,088	19
* First Solar Inc.	1,523	19
* FleetCor Technologies Inc.	398	15
AVX Corp.	1,281	14
* SunPower Corp. Class A	2,488	12
Booz Allen Hamilton Holding Corp.	725	12
* Freescale Semiconductor Ltd.	1,141	10
* Fusion-io Inc.	490	10
* MEMC Electronic Materials Inc.	5,935	10
		67,956
Materials (3.9%)
EI du Pont de Nemours & Co.	24,554	1,185
Monsanto Co.	14,171	1,094
Dow Chemical Co.	31,080	965
Praxair Inc.	8,021	852
Freeport-McMoRan Copper & Gold Inc.	25,046	802
Newmont Mining Corp.	12,859	606
Ecolab Inc.	7,932	501
Air Products & Chemicals Inc.	5,603	443
PPG Industries Inc.	4,182	433
Mosaic Co.	7,309	349
International Paper Co.	11,560	338
LyondellBasell Industries NV Class A	8,301	328
Sherwin-Williams Co.	2,384	309
Nucor Corp.	8,387	300
CF Industries Holdings Inc.	1,729	296
Alcoa Inc.	28,288	242
Sigma-Aldrich Corp.	3,245	225
FMC Corp.	3,744	191
Cliffs Natural Resources Inc.	3,895	186
Airgas Inc.	2,052	178
Eastman Chemical Co.	3,712	173
Ball Corp.	4,077	163
Celanese Corp. Class A	4,084	163
Albemarle Corp.	2,404	146
* Crown Holdings Inc.	4,095	140
Ashland Inc.	2,093	134
Southern Copper Corp.	4,516	128
MeadWestvaco Corp.	4,466	123
Valspar Corp.	2,536	122
International Flavors & Fragrances Inc.	2,127	120
Vulcan Materials Co.	3,396	118
Royal Gold Inc.	1,569	106
* WR Grace & Co.	1,948	102
Rock-Tenn Co. Class A	1,830	94
Reliance Steel & Aluminum Co.	1,990	94
RPM International Inc.	3,501	92
Aptargroup Inc.	1,798	91
Allegheny Technologies Inc.	2,818	91
Solutia Inc.	3,280	90
* Rockwood Holdings Inc.	1,832	89
Bemis Co. Inc.	2,828	86
* Owens-Illinois Inc.	4,380	86

Sonoco Products Co.	2,680	82
Martin Marietta Materials Inc.	1,215	82
Walter Energy Inc.	1,667	81
Sealed Air Corp.	5,131	80
United States Steel Corp.	3,819	78
Domtar Corp.	977	77
Cytec Industries Inc.	1,248	75
Packaging Corp. of America	2,762	74
Huntsman Corp.	5,246	67
Cabot Corp.	1,673	63
* Allied Nevada Gold Corp.	2,431	63
Steel Dynamics Inc.	5,909	62
Compass Minerals International Inc.	836	59
Silgan Holdings Inc.	1,256	53
Carpenter Technology Corp.	1,119	50
Scotts Miracle-Gro Co. Class A	1,079	47
Greif Inc. Class A	973	43
Commercial Metals Co.	2,931	34
* Molycorp Inc.	1,420	28
Westlake Chemical Corp.	511	28
Titanium Metals Corp.	2,392	27
* Intrepid Potash Inc.	1,331	26
AK Steel Holding Corp.	2,852	17
Schnitzer Steel Industries Inc.	566	15
Kronos Worldwide Inc.	614	10
		13,695
Telecommunication Services (3.0%)
AT&T Inc.	156,566	5,350
Verizon Communications Inc.	74,795	3,114
CenturyLink Inc.	16,173	634
* Crown Castle International Corp.	7,679	419
* Sprint Nextel Corp.	79,721	205
* SBA Communications Corp. Class A	3,195	166
Windstream Corp.	14,837	139
Frontier Communications Corp.	26,455	99
* tw telecom inc Class A	4,053	94
* Level 3 Communications Inc.	4,204	89
* NII Holdings Inc.	4,593	53
Telephone & Data Systems Inc.	2,516	50
* MetroPCS Communications Inc.	7,634	49
* United States Cellular Corp.	389	15
* Clearwire Corp. Class A	4,804	6
		10,482
Utilities (3.8%)
Southern Co.	22,450	1,031
Exelon Corp.	22,092	817
Dominion Resources Inc.	15,223	792
Duke Energy Corp.	35,198	774
NextEra Energy Inc.	11,156	729
FirstEnergy Corp.	11,057	517
American Electric Power Co. Inc.	12,738	491
PG&E Corp.	11,136	487
Consolidated Edison Inc.	7,736	467
Progress Energy Inc.	7,806	428
PPL Corp.	15,300	419
Public Service Enterprise Group Inc.	13,413	418

Sempra Energy			6,348	413
Edison International			8,636	388
Xcel Energy Inc.			12,835	360
Entergy Corp.			4,720	305
Northeast Utilities			8,200	295
DTE Energy Co.			4,507	256
ONEOK Inc.			2,833	235
Wisconsin Energy Corp.			6,180	234
CenterPoint Energy Inc.			11,247	227
* AES Corp.			17,505	212
Ameren Corp.			6,448	208
NiSource Inc.			7,300	183
* Calpine Corp.			10,036	169
American Water Works Co. Inc.			4,596	157
CMS Energy Corp.			6,630	154
SCANA Corp.			3,036	142
Pinnacle West Capital Corp.			2,870	142
OGE Energy Corp.			2,580	137
Alliant Energy Corp.			2,933	128
AGL Resources Inc.			3,083	116
Pepco Holdings Inc.			5,993	114
MDU Resources Group Inc.			5,014	113
Integrys Energy Group Inc.			2,080	112
NV Energy Inc.			6,299	109
TECO Energy Inc.			5,740	100
Questar Corp.			4,764	96
National Fuel Gas Co.			2,201	95
ITC Holdings Corp.			1,358	94
* NRG Energy Inc.			6,099	93
Westar Energy Inc.			3,065	88
UGI Corp.			3,018	87
Aqua America Inc.			3,737	86
Atmos Energy Corp.			2,453	81
Great Plains Energy Inc.			3,700	74
Hawaiian Electric Industries Inc.			2,428	67
Vectren Corp.			2,074	61
* GenOn Energy Inc.			19,828	34
				13,335
Total Common Stocks (Cost $349,801)				352,890
	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.148%		570,086	570

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.155%	9/26/12	200	200
Total Temporary Cash Investments (Cost $770)				770
Total Investments (99.8%) (Cost $350,571)				353,660
Other Assets and Liabilities-Net (0.2%)[3]				825
Net Assets (100%)				354,485

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $27,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $29,000 of collateral received for securities on loan.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	352,890	—	—
Temporary Cash Investments	570	200	—
Futures Contracts—Assets[1]	1	—	—
Total	353,461	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully

Russell 1000 Index Fund

invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2012	4	1,309	(62)
E-mini S&P 500 Index	June 2012	4	262	(12)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2012, the cost of investment securities for tax purposes was $350,571,000. Net unrealized appreciation of investment securities for tax purposes was $3,089,000, consisting of unrealized gains of $23,987,000 on securities that had risen in value since their purchase and $20,898,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (9.5%)
Walt Disney Co.	105,781	4,835
News Corp. Class A	127,801	2,454
Comcast Corp. Class A	80,732	2,334
Target Corp.	38,572	2,234
Time Warner Inc.	59,156	2,039
Lowe's Cos. Inc.	70,860	1,893
Home Depot Inc.	37,497	1,850
CBS Corp. Class B	33,401	1,066
Ford Motor Co.	96,563	1,020
* General Motors Co.	44,879	996
Johnson Controls Inc.	29,946	903
Macy's Inc.	22,046	839
Carnival Corp.	25,202	809
VF Corp.	5,141	725
* Liberty Media Corp. - Liberty Capital Class A	6,556	556
* Liberty Interactive Corp. Class A	33,017	553
Gap Inc.	20,850	553
Staples Inc.	42,044	552
Wyndham Worldwide Corp.	8,632	430
Genuine Parts Co.	6,765	426
Autoliv Inc.	5,633	326
Thomson Reuters Corp.	11,785	324
Comcast Corp.	11,200	322
Newell Rubbermaid Inc.	17,293	318
* CarMax Inc.	11,195	316
Best Buy Co. Inc.	16,463	308
Foot Locker Inc.	9,201	292
Whirlpool Corp.	4,540	281
DR Horton Inc.	16,647	276
Lennar Corp. Class A	9,539	260
JC Penney Co. Inc.	9,845	258
Garmin Ltd.	5,921	254
PVH Corp.	3,005	243
* NVR Inc.	297	239
* Toll Brothers Inc.	8,678	237
* TRW Automotive Holdings Corp.	6,019	232
Lear Corp.	5,779	230
* Mohawk Industries Inc.	3,356	229
Signet Jewelers Ltd.	5,133	224
American Eagle Outfitters Inc.	11,518	222
* PulteGroup Inc.	20,182	189
Gannett Co. Inc.	14,211	186
* Penn National Gaming Inc.	4,012	184
Jarden Corp.	4,516	184
Interpublic Group of Cos. Inc.	17,063	177
* MGM Resorts International	16,220	176
Mattel Inc.	5,280	164
GameStop Corp. Class A	7,830	150
Service Corp. International	12,946	148

*	Madison Square Garden Co. Class A	3,521	132
	McGraw-Hill Cos. Inc.	2,876	125
	Dillard's Inc. Class A	1,820	122
	International Game Technology	8,518	122
*	Delphi Automotive plc	3,930	114
*	Visteon Corp.	2,821	113
	H&R Block Inc.	7,350	112
*	Sears Holdings Corp.	2,260	112
	Kohl's Corp.	2,281	105
*	TripAdvisor Inc.	2,411	103
	Washington Post Co. Class B	292	102
	Expedia Inc.	2,207	101
	Williams-Sonoma Inc.	2,788	97
*	Big Lots Inc.	2,587	95
*	Hyatt Hotels Corp. Class A	2,327	86
	Royal Caribbean Cruises Ltd.	3,586	84
	DISH Network Corp. Class A	2,999	84
	Wendy's Co.	18,075	83
*	DreamWorks Animation SKG Inc. Class A	4,354	77
	Thor Industries Inc.	2,494	77
*	WMS Industries Inc.	3,494	72
*	Lamar Advertising Co. Class A	2,408	59
	Choice Hotels International Inc.	1,553	57
	Harman International Industries Inc.	1,405	55
	Chico's FAS Inc.	3,479	51
	Regal Entertainment Group Class A	3,083	42
	Leggett & Platt Inc.	2,039	42
*	AutoNation Inc.	1,089	39
	Aaron's Inc.	1,166	31
	RadioShack Corp.	5,717	27
*	Michael Kors Holdings Ltd.	653	26
	Abercrombie & Fitch Co.	701	24
	DeVry Inc.	761	21
*	Career Education Corp.	3,174	21
*	Education Management Corp.	2,192	17
	Clear Channel Outdoor Holdings Inc. Class A	2,332	15
	Brinker International Inc.	426	14
*	Federal-Mogul Corp.	1,116	13
*	Sally Beauty Holdings Inc.	467	12
*	Bally Technologies Inc.	204	10
	Dunkin' Brands Group Inc.	281	9
	DSW Inc. Class A	141	8
*	HomeAway Inc.	319	8
*,^ Groupon Inc.		390	4
*	Pandora Media Inc.	283	3
*	Orchard Supply Hardware Stores Corp. Class A	78	1
			36,743
Consumer Staples (8.0%)
	Procter & Gamble Co.	153,921	9,588
	Kraft Foods Inc.	97,662	3,738
	CVS Caremark Corp.	75,740	3,404
	Wal-Mart Stores Inc.	25,171	1,657
	Archer-Daniels-Midland Co.	39,942	1,273
	Altria Group Inc.	31,389	1,010
	Lorillard Inc.	7,970	985
	Philip Morris International Inc.	9,986	844
	Mead Johnson Nutrition Co.	9,868	797

Reynolds American Inc.	13,734	575
Beam Inc.	9,099	551
ConAgra Foods Inc.	21,083	530
JM Smucker Co.	6,844	524
Clorox Co.	7,414	510
HJ Heinz Co.	7,917	420
Bunge Ltd.	6,477	385
General Mills Inc.	9,308	356
Tyson Foods Inc. Class A	17,850	346
Molson Coors Brewing Co. Class B	7,973	307
* Energizer Holdings Inc.	3,924	286
Colgate-Palmolive Co.	2,851	280
Safeway Inc.	14,208	270
Kimberly-Clark Corp.	2,880	229
* Ralcorp Holdings Inc.	3,254	207
* Smithfield Foods Inc.	9,815	193
Church & Dwight Co. Inc.	3,558	189
Kroger Co.	8,480	187
* Constellation Brands Inc. Class A	9,522	184
* Dean Foods Co.	10,828	169
Hershey Co.	2,257	151
McCormick & Co. Inc.	2,447	138
Sara Lee Corp.	5,813	121
Coca-Cola Enterprises Inc.	4,137	113
Hormel Foods Corp.	3,762	112
Walgreen Co.	2,835	87
Campbell Soup Co.	2,604	83
Brown-Forman Corp. Class B	916	80
SUPERVALU Inc.	12,539	57
* Post Holdings Inc.	1,627	49
Kellogg Co.	911	44
Corn Products International Inc.	841	43
		31,072
Energy (10.9%)
Chevron Corp.	112,039	11,015
Exxon Mobil Corp.	72,410	5,694
ConocoPhillips	78,474	4,093
Occidental Petroleum Corp.	34,207	2,712
National Oilwell Varco Inc.	25,006	1,669
Anadarko Petroleum Corp.	24,936	1,521
Devon Energy Corp.	25,001	1,488
Apache Corp.	16,136	1,313
Williams Cos. Inc.	36,719	1,121
* Phillips 66	36,955	1,110
Spectra Energy Corp.	38,411	1,103
Marathon Oil Corp.	42,023	1,047
Hess Corp.	17,932	784
Marathon Petroleum Corp.	21,044	759
Valero Energy Corp.	33,704	711
Noble Energy Inc.	8,334	704
Chesapeake Energy Corp.	38,766	655
Baker Hughes Inc.	15,465	645
Murphy Oil Corp.	9,682	451
Sunoco Inc.	6,418	298
* Plains Exploration & Production Co.	7,628	273
* Nabors Industries Ltd.	16,985	230
EQT Corp.	4,828	224

Cimarex Energy Co.	3,711	198
* Rowan Cos. plc	6,291	189
Energen Corp.	4,260	188
* Tesoro Corp.	8,498	188
* Cameron International Corp.	3,809	174
* WPX Energy Inc.	11,588	170
^ Kinder Morgan Inc.	4,269	146
Pioneer Natural Resources Co.	1,362	132
Tidewater Inc.	2,838	128
Diamond Offshore Drilling Inc.	2,124	124
Patterson-UTI Energy Inc.	8,028	121
* SEACOR Holdings Inc.	1,266	109
* Newfield Exploration Co.	3,325	100
* Unit Corp.	2,449	97
* Atwood Oceanics Inc.	2,363	90
Arch Coal Inc.	11,052	70
Teekay Corp.	2,541	68
* Alpha Natural Resources Inc.	6,013	63
* Denbury Resources Inc.	3,967	60
QEP Resources Inc.	2,247	59
SM Energy Co.	696	38
* Oil States International Inc.	481	32
* Quicksilver Resources Inc.	6,486	29
Helmerich & Payne Inc.	409	18
* McDermott International Inc.	1,697	17
* Forest Oil Corp.	1,428	12
* Cobalt International Energy Inc.	514	12
* Laredo Petroleum Holdings Inc.	423	9
EXCO Resources Inc.	1,204	9
* Kosmos Energy Ltd.	167	2
* Kinder Morgan Inc. Warrants Exp. 5/25/2017	70	—
		42,272
Financials (25.8%)
Wells Fargo & Co.	270,369	8,665
* Berkshire Hathaway Inc. Class B	103,462	8,211
JPMorgan Chase & Co.	234,857	7,786
Bank of America Corp.	634,316	4,662
Citigroup Inc.	171,754	4,553
US Bancorp	113,871	3,543
Goldman Sachs Group Inc.	30,600	2,928
PNC Financial Services Group Inc.	31,105	1,910
Capital One Financial Corp.	29,501	1,515
Bank of New York Mellon Corp.	73,390	1,494
Travelers Cos. Inc.	23,232	1,452
ACE Ltd.	19,942	1,442
MetLife Inc.	48,543	1,418
American Express Co.	24,529	1,369
Prudential Financial Inc.	28,727	1,334
BB&T Corp.	41,164	1,244
State Street Corp.	29,791	1,228
Morgan Stanley	91,294	1,220
Chubb Corp.	16,106	1,161
Aflac Inc.	27,643	1,108
Marsh & McLennan Cos. Inc.	32,365	1,035
CME Group Inc.	3,958	1,019
Allstate Corp.	29,142	989
Equity Residential	16,125	985

HCP Inc.	23,974	979
Discover Financial Services	29,031	961
Annaly Capital Management Inc.	56,186	934
Aon plc	19,533	908
Prologis Inc.	27,122	867
Progressive Corp.	36,680	797
Vornado Realty Trust	9,692	794
AvalonBay Communities Inc.	5,559	777
* American International Group Inc.	26,121	762
Loews Corp.	18,726	728
SunTrust Banks Inc.	31,732	727
Fifth Third Bancorp	54,300	725
Health Care REIT Inc.	12,588	698
Ameriprise Financial Inc.	13,373	641
Host Hotels & Resorts Inc.	40,555	619
M&T Bank Corp.	7,396	601
Invesco Ltd.	27,236	592
American Capital Agency Corp.	17,687	578
General Growth Properties Inc.	33,235	557
Northern Trust Corp.	12,805	553
Regions Financial Corp.	83,339	524
Simon Property Group Inc.	3,172	468
Weyerhaeuser Co.	22,601	450
Principal Financial Group Inc.	18,042	443
Hartford Financial Services Group Inc.	26,312	443
BlackRock Inc.	2,557	437
Kimco Realty Corp.	24,058	432
KeyCorp	56,226	422
* CIT Group Inc.	11,865	406
SL Green Realty Corp.	5,263	395
SLM Corp.	27,505	384
XL Group plc Class A	18,328	374
Comerica Inc.	11,911	362
Lincoln National Corp.	17,262	357
Ventas Inc.	5,909	348
Unum Group	17,336	346
Huntington Bancshares Inc.	51,245	335
UDR Inc.	12,485	323
New York Community Bancorp Inc.	25,955	321
Cincinnati Financial Corp.	8,691	314
Realty Income Corp.	7,915	303
* Arch Capital Group Ltd.	7,841	300
* Alleghany Corp.	889	292
Macerich Co.	4,999	285
PartnerRe Ltd.	4,017	285
Everest Re Group Ltd.	2,736	279
Torchmark Corp.	5,935	277
NYSE Euronext	10,774	262
WR Berkley Corp.	6,810	261
Axis Capital Holdings Ltd.	7,712	254
Taubman Centers Inc.	3,474	254
* Markel Corp.	575	252
Alexandria Real Estate Equities Inc.	3,651	250
Fidelity National Financial Inc. Class A	13,196	249
Arthur J Gallagher & Co.	6,918	240
Leucadia National Corp.	11,679	237
Liberty Property Trust	6,805	236

RenaissanceRe Holdings Ltd.	3,059	236
Regency Centers Corp.	5,314	233
Raymond James Financial Inc.	6,475	221
Reinsurance Group of America Inc. Class A	4,369	219
Duke Realty Corp.	15,748	218
BRE Properties Inc.	4,411	217
Legg Mason Inc.	8,261	210
Zions Bancorporation	10,865	207
People's United Financial Inc.	17,102	199
Senior Housing Properties Trust	9,613	199
Ares Capital Corp.	13,095	198
East West Bancorp Inc.	8,790	197
HCC Insurance Holdings Inc.	6,295	197
Weingarten Realty Investors	7,137	183
* American Capital Ltd.	19,451	180
Cullen/Frost Bankers Inc.	3,150	179
Commerce Bancshares Inc.	4,591	178
DDR Corp.	12,798	178
Brown & Brown Inc.	6,877	176
Douglas Emmett Inc.	8,186	175
American Financial Group Inc.	4,492	175
White Mountains Insurance Group Ltd.	339	175
Assurant Inc.	5,172	173
Allied World Assurance Co. Holdings AG	2,242	172
Hospitality Properties Trust	7,296	172
Chimera Investment Corp.	60,707	170
Piedmont Office Realty Trust Inc. Class A	10,211	169
First Niagara Financial Group Inc.	20,559	166
Boston Properties Inc.	1,541	159
Hudson City Bancorp Inc.	24,877	154
* Genworth Financial Inc. Class A	28,669	150
Old Republic International Corp.	15,152	150
* NASDAQ OMX Group Inc.	6,346	139
Mack-Cali Realty Corp.	5,082	138
Plum Creek Timber Co. Inc.	3,757	137
Essex Property Trust Inc.	900	135
City National Corp.	2,723	135
* First Republic Bank	4,293	135
Protective Life Corp.	5,009	132
First Horizon National Corp.	15,390	131
Bank of Hawaii Corp.	2,788	129
Assured Guaranty Ltd.	10,762	128
Associated Banc-Corp	10,129	128
Valley National Bancorp	11,351	127
* E*TRADE Financial Corp.	14,662	124
Validus Holdings Ltd.	3,887	122
Fulton Financial Corp.	11,645	118
Aspen Insurance Holdings Ltd.	4,137	117
Capitol Federal Financial Inc.	9,789	114
TCF Financial Corp.	9,294	110
* Forest City Enterprises Inc. Class A	8,022	107
Washington Federal Inc.	6,492	107
Jefferies Group Inc.	7,891	105
Hanover Insurance Group Inc.	2,656	104
Endurance Specialty Holdings Ltd.	2,555	100
StanCorp Financial Group Inc.	2,644	92
* Popular Inc.	5,981	91

Brandywine Realty Trust	8,128	91
Synovus Financial Corp.	47,201	90
Federal Realty Investment Trust	916	90
CapitalSource Inc.	14,217	90
* Affiliated Managers Group Inc.	870	90
CommonWealth REIT	5,035	89
Kemper Corp.	3,022	89
Camden Property Trust	1,328	86
BOK Financial Corp.	1,547	86
Janus Capital Group Inc.	11,305	83
* MBIA Inc.	8,952	80
* Howard Hughes Corp.	1,307	78
Mercury General Corp.	1,635	71
Apartment Investment & Management Co. Class A	2,534	69
Public Storage	502	67
Corporate Office Properties Trust	2,999	66
* St. Joe Co.	4,010	64
First Citizens BancShares Inc. Class A	322	54
BankUnited Inc.	1,950	46
CNA Financial Corp.	1,519	43
* TFS Financial Corp.	4,551	43
Jones Lang LaSalle Inc.	551	40
American National Insurance Co.	438	30
Interactive Brokers Group Inc.	2,081	30
Federated Investors Inc. Class B	979	20
Rouse Properties Inc.	1,361	17
LPL Investment Holdings Inc.	340	11
		100,172
Health Care (12.6%)
Pfizer Inc.	442,570	9,679
Johnson & Johnson	128,960	8,051
Merck & Co. Inc.	182,427	6,856
UnitedHealth Group Inc.	64,035	3,571
Bristol-Myers Squibb Co.	100,829	3,362
Amgen Inc.	47,046	3,271
Eli Lilly & Co.	40,419	1,655
WellPoint Inc.	20,560	1,385
Thermo Fisher Scientific Inc.	22,652	1,143
Aetna Inc.	20,710	847
Humana Inc.	9,953	760
Cigna Corp.	16,872	741
Covidien plc	13,654	707
Zimmer Holdings Inc.	10,590	642
* Forest Laboratories Inc.	15,765	552
* Boston Scientific Corp.	85,663	492
Cardinal Health Inc.	10,367	429
* Life Technologies Corp.	9,659	395
Abbott Laboratories	5,623	347
Medtronic Inc.	8,704	321
Coventry Health Care Inc.	8,831	268
* Hologic Inc.	15,575	261
* QIAGEN NV	13,812	221
* CareFusion Corp.	9,073	220
Omnicare Inc.	6,853	216
* Henry Schein Inc.	2,569	191
DENTSPLY International Inc.	4,926	182
PerkinElmer Inc.	6,665	177

Baxter International Inc.	3,372	171
Cooper Cos. Inc.	1,995	170
Teleflex Inc.	2,354	140
* Health Net Inc.	4,849	124
* Community Health Systems Inc.	5,550	122
* Bio-Rad Laboratories Inc. Class A	1,157	115
Patterson Cos. Inc.	3,276	109
* VCA Antech Inc.	5,051	109
* Tenet Healthcare Corp.	22,643	107
* LifePoint Hospitals Inc.	2,815	104
* Alere Inc.	4,693	86
* Vertex Pharmaceuticals Inc.	1,429	86
HCA Holdings Inc.	2,686	70
* AMERIGROUP Corp.	866	54
* Mylan Inc.	2,467	53
* Hospira Inc.	1,597	50
Quest Diagnostics Inc.	736	42
* Watson Pharmaceuticals Inc.	458	33
* Allscripts Healthcare Solutions Inc.	2,103	23
* Warner Chilcott plc Class A	885	17
* Brookdale Senior Living Inc. Class A	753	12
Hill-Rom Holdings Inc.	370	11
		48,750
Industrials (9.4%)
General Electric Co.	626,813	11,966
Union Pacific Corp.	24,266	2,703
FedEx Corp.	17,575	1,567
Tyco International Ltd.	27,716	1,473
Norfolk Southern Corp.	19,513	1,278
General Dynamics Corp.	19,634	1,257
Raytheon Co.	19,701	991
Waste Management Inc.	28,017	909
Northrop Grumman Corp.	15,441	907
Stanley Black & Decker Inc.	9,936	658
Goodrich Corp.	4,353	547
Eaton Corp.	12,500	533
Republic Services Inc. Class A	18,936	499
Parker Hannifin Corp.	5,256	430
3M Co.	4,918	415
L-3 Communications Holdings Inc.	5,910	403
Textron Inc.	15,439	365
Southwest Airlines Co.	38,723	350
Boeing Co.	4,946	344
Equifax Inc.	6,923	313
* Quanta Services Inc.	12,825	290
Hubbell Inc. Class B	3,586	283
Xylem Inc.	10,953	277
* Jacobs Engineering Group Inc.	7,547	268
Cintas Corp.	6,671	246
* Delta Air Lines Inc.	19,947	241
Cooper Industries plc	3,375	238
Pentair Inc.	5,817	237
* Owens Corning	7,377	228
* AGCO Corp.	5,604	225
United Technologies Corp.	2,922	217
KBR Inc.	8,376	213
* Fortune Brands Home & Security Inc.	9,112	206

Manpower Inc.	4,858	175
Carlisle Cos. Inc.	3,322	173
Avery Dennison Corp.	5,926	172
Snap-on Inc.	2,818	171
URS Corp.	4,648	168
Lockheed Martin Corp.	1,990	165
Towers Watson & Co. Class A	2,661	160
SPX Corp.	2,189	157
Ingersoll-Rand plc	3,777	156
* Corrections Corp. of America	5,816	152
Kennametal Inc.	4,222	147
Pitney Bowes Inc.	10,698	146
Dover Corp.	2,421	137
Regal-Beloit Corp.	2,258	136
Ryder System Inc.	3,001	130
* Spirit Aerosystems Holdings Inc. Class A	5,441	126
Alexander & Baldwin Inc.	2,431	124
RR Donnelley & Sons Co.	10,975	118
Trinity Industries Inc.	4,670	115
ITT Corp.	5,380	110
* Oshkosh Corp.	5,324	109
Crane Co.	2,848	108
Exelis Inc.	10,759	108
* Terex Corp.	6,405	106
Con-way Inc.	3,003	106
Kansas City Southern	1,604	106
* Huntington Ingalls Industries Inc.	2,851	105
GATX Corp.	2,712	104
Covanta Holding Corp.	6,199	97
* Shaw Group Inc.	3,808	97
Illinois Tool Works Inc.	1,721	97
Lincoln Electric Holdings Inc.	1,959	93
Alliant Techsystems Inc.	1,832	90
Harsco Corp.	4,455	90
Chicago Bridge & Iron Co. NV	2,464	89
* WESCO International Inc.	1,375	82
* GrafTech International Ltd.	7,356	78
* United Continental Holdings Inc.	3,029	76
* AECOM Technology Corp.	4,034	66
* CNH Global NV	1,630	62
* Verisk Analytics Inc. Class A	1,118	54
* Navistar International Corp.	1,897	53
Armstrong World Industries Inc.	1,121	52
* Kirby Corp.	924	49
* Air Lease Corp.	1,982	41
* General Cable Corp.	1,430	41
Timken Co.	777	37
Copa Holdings SA Class A	402	33
Waste Connections Inc.	962	30
Flowserve Corp.	287	29
* KAR Auction Services Inc.	1,426	21
IDEX Corp.	466	18
* Nielsen Holdings NV	603	17
* BE Aerospace Inc.	313	14
UTi Worldwide Inc.	692	11
		36,384

Information Technology (8.4%)
Intel Corp.	295,279	7,630
Cisco Systems Inc.	325,078	5,309
Hewlett-Packard Co.	117,436	2,663
Visa Inc. Class A	20,925	2,411
* eBay Inc.	30,926	1,212
Corning Inc.	92,787	1,205
* Yahoo! Inc.	71,737	1,093
Applied Materials Inc.	73,004	754
Motorola Solutions Inc.	15,276	735
Texas Instruments Inc.	25,050	713
Xerox Corp.	82,581	596
CA Inc.	21,138	526
* Western Digital Corp.	15,369	482
Fidelity National Information Services Inc.	14,671	481
* SanDisk Corp.	14,083	461
* Marvell Technology Group Ltd.	28,578	358
* Micron Technology Inc.	51,553	301
* Amdocs Ltd.	10,379	298
* Dell Inc.	24,025	296
Activision Blizzard Inc.	25,146	295
* Avnet Inc.	8,641	264
Computer Sciences Corp.	9,167	244
* Synopsys Inc.	8,072	239
Total System Services Inc.	9,576	223
Harris Corp.	5,125	204
IAC/InterActiveCorp	4,495	202
* Arrow Electronics Inc.	5,865	199
Molex Inc.	7,989	184
* Novellus Systems Inc.	4,116	172
* Teradyne Inc.	10,960	158
* Ingram Micro Inc.	8,872	158
* LSI Corp.	23,634	157
* AOL Inc.	5,689	156
* Cree Inc.	6,021	151
Diebold Inc.	3,816	141
* Brocade Communications Systems Inc.	27,608	128
SAIC Inc.	11,430	127
* Tech Data Corp.	2,404	114
* Fiserv Inc.	1,671	113
Lexmark International Inc. Class A	4,159	104
KLA-Tencor Corp.	2,228	102
* CoreLogic Inc.	5,817	99
* Fairchild Semiconductor International Inc. Class A	7,457	99
* Vishay Intertechnology Inc.	8,656	92
DST Systems Inc.	1,712	88
* Itron Inc.	2,438	87
* PMC - Sierra Inc.	13,290	85
Tellabs Inc.	22,064	81
* International Rectifier Corp.	4,236	80
* Monster Worldwide Inc.	7,925	68
* EchoStar Corp. Class A	2,256	63
Paychex Inc.	1,473	44
* NCR Corp.	1,934	41
Intersil Corp. Class A	3,593	38
Jabil Circuit Inc.	1,926	37
* Compuware Corp.	3,320	30

AVX Corp.	2,744	30
* SunPower Corp. Class A	5,641	28
* Akamai Technologies Inc.	958	28
* Genpact Ltd.	1,616	25
* Atmel Corp.	2,114	15
* QLogic Corp.	1,087	15
* Fusion-io Inc.	604	13
Booz Allen Hamilton Holding Corp.	759	12
* Zynga Inc. Class A	1,820	11
* Silicon Laboratories Inc.	292	10
Broadridge Financial Solutions Inc.	468	10
* Freescale Semiconductor Ltd.	933	9
* MEMC Electronic Materials Inc.	5,019	8
		32,605
Materials (2.5%)
Dow Chemical Co.	69,481	2,158
Newmont Mining Corp.	28,746	1,356
LyondellBasell Industries NV Class A	17,249	681
Nucor Corp.	18,681	668
International Paper Co.	20,303	593
Alcoa Inc.	62,744	536
Ashland Inc.	4,704	301
MeadWestvaco Corp.	10,097	278
Vulcan Materials Co.	7,690	266
Valspar Corp.	4,950	239
RPM International Inc.	7,709	203
Aptargroup Inc.	3,973	201
* Owens-Illinois Inc.	9,694	189
Bemis Co. Inc.	6,226	189
Sonoco Products Co.	5,893	181
Reliance Steel & Aluminum Co.	3,781	179
Sealed Air Corp.	11,344	178
United States Steel Corp.	8,498	173
Domtar Corp.	2,155	170
Cytec Industries Inc.	2,709	164
Cabot Corp.	3,832	145
Huntsman Corp.	9,077	116
CF Industries Holdings Inc.	631	108
Greif Inc. Class A	2,233	98
Martin Marietta Materials Inc.	1,415	95
Commercial Metals Co.	6,746	79
Westlake Chemical Corp.	933	51
Steel Dynamics Inc.	3,358	35
AK Steel Holding Corp.	5,123	31
Titanium Metals Corp.	2,273	26
* WR Grace & Co.	487	26
Schnitzer Steel Industries Inc.	899	23
Packaging Corp. of America	577	15
Scotts Miracle-Gro Co. Class A	331	14
* Rockwood Holdings Inc.	233	11
		9,776
Telecommunication Services (5.1%)
AT&T Inc.	350,008	11,960
Verizon Communications Inc.	129,419	5,389
CenturyLink Inc.	36,155	1,418
* Sprint Nextel Corp.	176,866	454

Frontier Communications Corp.	58,821	220
* Level 3 Communications Inc.	8,025	170
Windstream Corp.	14,231	133
Telephone & Data Systems Inc.	5,746	114
* United States Cellular Corp.	826	31
* tw telecom inc Class A	1,245	29
* NII Holdings Inc.	1,455	17
* Clearwire Corp. Class A	811	1
		19,936
Utilities (7.6%)
Southern Co.	50,186	2,304
Exelon Corp.	49,387	1,826
Dominion Resources Inc.	34,032	1,772
Duke Energy Corp.	78,686	1,730
NextEra Energy Inc.	24,940	1,630
FirstEnergy Corp.	24,718	1,157
American Electric Power Co. Inc.	28,476	1,097
PG&E Corp.	24,895	1,088
Consolidated Edison Inc.	17,270	1,042
Progress Energy Inc.	17,398	954
PPL Corp.	34,099	933
Public Service Enterprise Group Inc.	29,890	932
Sempra Energy	14,152	920
Edison International	19,257	866
Xcel Energy Inc.	28,617	802
Entergy Corp.	10,519	679
Northeast Utilities	18,481	665
DTE Energy Co.	9,987	568
Wisconsin Energy Corp.	13,795	522
CenterPoint Energy Inc.	25,113	508
ONEOK Inc.	5,852	486
* AES Corp.	38,799	469
Ameren Corp.	14,250	460
NiSource Inc.	16,542	415
* Calpine Corp.	22,734	382
American Water Works Co. Inc.	10,398	356
CMS Energy Corp.	14,967	349
SCANA Corp.	6,842	321
Pinnacle West Capital Corp.	6,474	320
OGE Energy Corp.	5,817	310
Alliant Energy Corp.	6,599	288
AGL Resources Inc.	6,882	258
Pepco Holdings Inc.	13,344	254
MDU Resources Group Inc.	11,159	251
Integrys Energy Group Inc.	4,628	250
NV Energy Inc.	13,940	241
TECO Energy Inc.	12,704	221
Questar Corp.	10,490	211
* NRG Energy Inc.	13,457	206
Westar Energy Inc.	6,720	192
UGI Corp.	6,600	189
National Fuel Gas Co.	4,174	180
Atmos Energy Corp.	5,339	177
Aqua America Inc.	7,328	169
Great Plains Energy Inc.	7,945	158
Hawaiian Electric Industries Inc.	5,571	154
Vectren Corp.	4,776	140

* GenOn Energy Inc.			46,480	80
				29,482
Total Common Stocks (Cost $382,942)				387,192
	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.148%		101,000	101

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 Federal Home Loan Bank Discount Notes	0.135%	8/10/12	100	100
Total Temporary Cash Investments (Cost $201)				201
Total Investments (99.9%) (Cost $383,143)				387,393
Other Assets and Liabilities-Net (0.1%)[3]				542
Net Assets (100%)				387,935

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $99,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $102,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Russell 1000 Value Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	387,192	—	—
Temporary Cash Investments	101	100	—
Total	387,293	100	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2012	1	327	(12)
E-mini S&P 500 Index	June 2012	1	66	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2012, the cost of investment securities for tax purposes was $383,143,000. Net unrealized appreciation of investment securities for tax purposes was $4,250,000, consisting of unrealized gains of $25,151,000 on securities that had risen in value since their purchase and $20,901,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (14.7%)
McDonald's Corp.	77,335	6,909
* Amazon.com Inc.	27,089	5,767
Home Depot Inc.	71,824	3,544
Starbucks Corp.	55,871	3,067
NIKE Inc. Class B	26,610	2,879
Comcast Corp. Class A	89,623	2,591
TJX Cos. Inc.	57,556	2,444
Yum! Brands Inc.	34,701	2,442
* priceline.com Inc.	3,701	2,315
* DIRECTV Class A	48,819	2,170
Viacom Inc. Class B	41,159	1,964
Time Warner Cable Inc.	23,785	1,793
Ford Motor Co.	155,797	1,645
Coach Inc.	21,884	1,476
Las Vegas Sands Corp.	29,232	1,350
* Bed Bath & Beyond Inc.	17,423	1,259
Ross Stores Inc.	17,517	1,108
Omnicom Group Inc.	20,953	999
* Discovery Communications Inc. Class A	19,698	987
* Chipotle Mexican Grill Inc. Class A	2,320	958
* O'Reilly Automotive Inc.	9,565	916
* Liberty Global Inc. Class A	19,511	901
* Dollar Tree Inc.	8,621	889
Harley-Davidson Inc.	17,611	848
Limited Brands Inc.	18,589	825
Starwood Hotels & Resorts Worldwide Inc.	14,540	768
Marriott International Inc. Class A	19,334	748
McGraw-Hill Cos. Inc.	17,053	740
Kohl's Corp.	15,981	732
* AutoZone Inc.	1,885	717
Ralph Lauren Corp. Class A	4,681	697
Family Dollar Stores Inc.	9,116	618
Mattel Inc.	19,197	598
* BorgWarner Inc.	8,140	584
* Sirius XM Radio Inc.	293,341	554
PetSmart Inc.	8,429	543
Nordstrom Inc.	11,450	542
Tiffany & Co.	9,494	526
Darden Restaurants Inc.	9,548	494
Tractor Supply Co.	5,371	491
Wynn Resorts Ltd.	4,745	489
Virgin Media Inc.	20,740	457
Advance Auto Parts Inc.	5,481	400
* LKQ Corp.	10,845	395
Johnson Controls Inc.	12,759	385
Polaris Industries Inc.	4,813	366
Thomson Reuters Corp.	13,197	362
Scripps Networks Interactive Inc. Class A	6,602	362
* Dollar General Corp.	7,362	360

Dick's Sporting Goods Inc.	7,001	326
* Panera Bread Co. Class A	2,157	317
DISH Network Corp. Class A	11,173	313
Hasbro Inc.	8,572	304
Ulta Salon Cosmetics & Fragrance Inc.	3,371	301
* Fossil Inc.	3,890	285
* Under Armour Inc. Class A	2,706	273
* Netflix Inc.	4,116	261
* WABCO Holdings Inc.	5,016	260
CBS Corp. Class B	7,706	246
* Apollo Group Inc. Class A	7,641	243
* Charter Communications Inc. Class A	3,781	237
Gentex Corp.	10,611	237
Tupperware Brands Corp.	4,264	230
* Urban Outfitters Inc.	8,072	226
* Tempur-Pedic International Inc.	4,743	219
H&R Block Inc.	13,343	204
Genuine Parts Co.	3,197	201
* Hanesbrands Inc.	7,197	200
* Goodyear Tire & Rubber Co.	18,167	190
Abercrombie & Fitch Co.	5,613	188
* TripAdvisor Inc.	4,236	182
Expedia Inc.	3,940	181
Cablevision Systems Corp. Class A	15,396	176
* Sally Beauty Holdings Inc.	6,555	173
Brinker International Inc.	5,180	167
Leggett & Platt Inc.	7,999	166
International Game Technology	11,490	164
* Deckers Outdoor Corp.	2,883	160
John Wiley & Sons Inc. Class A	3,472	158
Target Corp.	2,723	158
* AMC Networks Inc. Class A	4,048	156
Macy's Inc.	3,936	150
* Bally Technologies Inc.	2,992	139
Williams-Sonoma Inc.	3,868	135
Harman International Industries Inc.	3,439	135
Interpublic Group of Cos. Inc.	12,856	134
Royal Caribbean Cruises Ltd.	5,614	132
Guess? Inc.	4,830	129
Chico's FAS Inc.	8,747	128
* Michael Kors Holdings Ltd.	3,220	127
* Tesla Motors Inc.	4,025	119
DeVry Inc.	4,169	114
Aaron's Inc.	4,104	109
* ITT Educational Services Inc.	1,845	105
* Delphi Automotive plc	3,527	102
Morningstar Inc.	1,818	102
DSW Inc. Class A	1,637	98
Weight Watchers International Inc.	1,644	93
* CarMax Inc.	2,778	78
* MGM Resorts International	5,803	63
* Big Lots Inc.	1,645	60
* Marriott Vacations Worldwide Corp.	1,903	54
Dunkin' Brands Group Inc.	1,632	53
PVH Corp.	651	53
* AutoNation Inc.	1,275	46
* Lamar Advertising Co. Class A	1,296	32

	Regal Entertainment Group Class A	1,929	27
*,^ Groupon Inc.		2,412	26
	Garmin Ltd.	546	23
*	HomeAway Inc.	392	9
*	Visteon Corp.	210	8
*	Pandora Media Inc.	668	7
	Choice Hotels International Inc.	194	7
*	Hyatt Hotels Corp. Class A	129	5
			74,678
Consumer Staples (12.7%)
	Coca-Cola Co.	147,251	11,004
	Philip Morris International Inc.	119,959	10,138
	PepsiCo Inc.	117,812	7,994
	Wal-Mart Stores Inc.	100,517	6,616
	Altria Group Inc.	116,397	3,747
	Colgate-Palmolive Co.	32,868	3,231
	Costco Wholesale Corp.	32,561	2,813
	Kimberly-Clark Corp.	25,652	2,035
	Walgreen Co.	60,703	1,853
	General Mills Inc.	35,878	1,373
	Sysco Corp.	43,489	1,214
	Whole Foods Market Inc.	11,525	1,021
	Estee Lauder Cos. Inc. Class A	16,820	911
	Procter & Gamble Co.	13,939	868
	Kellogg Co.	17,146	836
*	Monster Beverage Corp.	10,436	758
	Sara Lee Corp.	36,196	756
	HJ Heinz Co.	14,009	744
	Kroger Co.	31,910	702
	Dr Pepper Snapple Group Inc.	16,499	681
	Brown-Forman Corp. Class B	6,500	567
	Hershey Co.	8,429	564
	Avon Products Inc.	31,977	529
	Coca-Cola Enterprises Inc.	17,224	471
	Herbalife Ltd.	8,864	397
	McCormick & Co. Inc.	6,737	380
	Church & Dwight Co. Inc.	6,153	328
	Reynolds American Inc.	7,599	318
	Campbell Soup Co.	9,983	316
	Corn Products International Inc.	4,584	234
	Mead Johnson Nutrition Co.	2,780	224
*	Green Mountain Coffee Roasters Inc.	9,133	216
	Flowers Foods Inc.	8,335	183
	Bunge Ltd.	2,827	168
	Hormel Foods Corp.	5,433	162
	ConAgra Foods Inc.	3,840	97
	Clorox Co.	577	40
			64,489
Energy (9.3%)
	Exxon Mobil Corp.	257,215	20,225
	Schlumberger Ltd.	101,138	6,397
	Halliburton Co.	68,200	2,050
	EOG Resources Inc.	20,008	1,987
	Occidental Petroleum Corp.	17,449	1,383
	Kinder Morgan Inc.	31,212	1,067
	Chevron Corp.	8,541	840

* Southwestern Energy Co.	25,931	727
* FMC Technologies Inc.	17,913	721
Pioneer Natural Resources Co.	7,451	720
Range Resources Corp.	11,978	688
* Concho Resources Inc.	7,706	676
Apache Corp.	8,231	670
* Cameron International Corp.	13,460	615
Baker Hughes Inc.	12,859	537
Cabot Oil & Gas Corp.	15,531	505
CONSOL Energy Inc.	16,847	473
Peabody Energy Corp.	20,125	470
Core Laboratories NV	3,391	434
HollyFrontier Corp.	14,186	418
* Whiting Petroleum Corp.	8,725	377
* Denbury Resources Inc.	24,885	376
Oceaneering International Inc.	8,068	373
Anadarko Petroleum Corp.	5,622	343
Helmerich & Payne Inc.	6,568	298
QEP Resources Inc.	10,314	271
* Superior Energy Services Inc.	11,465	248
* Dresser-Rand Group Inc.	5,593	245
* Continental Resources Inc.	3,114	227
Noble Energy Inc.	2,637	223
* Oil States International Inc.	3,203	213
* Ultra Petroleum Corp.	11,368	211
SM Energy Co.	3,822	207
* SandRidge Energy Inc.	30,477	194
* Cobalt International Energy Inc.	8,200	186
EQT Corp.	3,923	182
* Newfield Exploration Co.	5,790	173
* McDermott International Inc.	15,297	155
Diamond Offshore Drilling Inc.	2,421	141
CARBO Ceramics Inc.	1,430	116
Murphy Oil Corp.	2,200	103
* Alpha Natural Resources Inc.	9,473	99
Cimarex Energy Co.	1,696	90
EXCO Resources Inc.	10,175	73
* Forest Oil Corp.	6,468	54
RPC Inc.	4,781	50
* Rowan Cos. plc Class A	1,553	47
* Atwood Oceanics Inc.	1,200	46
* Kosmos Energy Ltd.	1,972	21
Patterson-UTI Energy Inc.	1,248	19
* Laredo Petroleum Holdings Inc.	879	18
Tidewater Inc.	271	12
Arch Coal Inc.	1,622	10
* Kinder Morgan Inc. Warrants, Exp. Date 5/25/17	1,362	8
* Quicksilver Resources Inc.	466	2
		47,014
Financials (4.3%)
American Express Co.	47,379	2,645
Simon Property Group Inc.	17,865	2,635
American Tower Corporation	29,563	1,918
Public Storage	9,860	1,316
Franklin Resources Inc.	10,799	1,153
T. Rowe Price Group Inc.	19,361	1,115
Charles Schwab Corp.	78,065	973

Boston Properties Inc.	8,910	917
Wells Fargo & Co.	25,664	822
Ventas Inc.	11,469	675
* IntercontinentalExchange Inc.	5,480	671
Digital Realty Trust Inc.	7,975	564
Moody's Corp.	14,817	542
BlackRock Inc.	3,150	538
Rayonier Inc.	9,047	389
* CBRE Group Inc. Class A	21,717	357
Federal Realty Investment Trust	3,498	344
* MSCI Inc. Class A	8,931	302
* Affiliated Managers Group Inc.	2,763	285
TD Ameritrade Holding Corp.	16,267	279
Camden Property Trust	4,228	275
Plum Creek Timber Co. Inc.	7,259	265
Weyerhaeuser Co.	11,610	231
Essex Property Trust Inc.	1,444	217
Eaton Vance Corp.	8,829	215
Macerich Co.	3,487	199
Lazard Ltd. Class A	8,255	190
Waddell & Reed Financial Inc. Class A	6,449	185
SEI Investments Co.	10,310	185
Apartment Investment & Management Co. Class A	6,729	182
Jones Lang LaSalle Inc.	2,480	180
Erie Indemnity Co. Class A	2,062	148
NYSE Euronext	6,030	147
Discover Financial Services	4,026	133
Vornado Realty Trust	1,511	124
Federated Investors Inc. Class B	5,457	110
CBOE Holdings Inc.	3,928	99
Equity Residential	1,604	98
Greenhill & Co. Inc.	2,170	76
LPL Financial Holdings Inc.	2,153	70
People's United Financial Inc.	5,125	60
Corporate Office Properties Trust	1,670	37
UDR Inc.	1,295	34
* Green Dot Corp. Class A	1,390	29
Validus Holdings Ltd.	784	25
* NASDAQ OMX Group Inc.	1,058	23
Hudson City Bancorp Inc.	3,454	21
		21,998
Health Care (10.7%)
Abbott Laboratories	108,780	6,721
* Express Scripts Holding Co.	60,525	3,159
* Gilead Sciences Inc.	58,662	2,930
Johnson & Johnson	41,679	2,602
Medtronic Inc.	68,836	2,536
* Biogen Idec Inc.	18,010	2,355
* Celgene Corp.	32,707	2,232
Allergan Inc./United States	22,717	2,050
Baxter International Inc.	38,262	1,937
* Intuitive Surgical Inc.	2,929	1,532
McKesson Corp.	17,544	1,531
* Alexion Pharmaceuticals Inc.	13,702	1,241
Stryker Corp.	23,367	1,202
Becton Dickinson and Co.	15,107	1,105
Agilent Technologies Inc.	25,938	1,055

Eli Lilly & Co.	25,219	1,033
Covidien plc	19,731	1,022
St. Jude Medical Inc.	24,511	942
* Cerner Corp.	10,595	826
* Vertex Pharmaceuticals Inc.	13,589	816
* Regeneron Pharmaceuticals Inc.	5,434	737
* Edwards Lifesciences Corp.	8,548	730
AmerisourceBergen Corp. Class A	19,256	712
Perrigo Co.	6,186	643
* Mylan Inc.	29,629	642
* Watson Pharmaceuticals Inc.	8,890	634
* Laboratory Corp. of America Holdings	7,469	622
CR Bard Inc.	6,385	621
Quest Diagnostics Inc.	10,767	613
* DaVita Inc.	7,099	577
* Waters Corp.	6,812	543
Cardinal Health Inc.	13,030	539
* Varian Medical Systems Inc.	8,711	511
* SXC Health Solutions Corp.	5,135	461
* Illumina Inc.	9,153	394
* Mettler-Toledo International Inc.	2,390	373
* IDEXX Laboratories Inc.	4,263	362
* ResMed Inc.	10,718	332
* Hospira Inc.	10,464	327
* BioMarin Pharmaceutical Inc.	8,245	294
* Amylin Pharmaceuticals Inc.	10,723	284
* Endo Health Solutions Inc.	8,664	282
* Catalyst Health Solutions Inc.	3,167	275
* Gen-Probe Inc.	3,346	271
* Henry Schein Inc.	3,628	270
Universal Health Services Inc. Class B	6,716	260
* MEDNAX Inc.	3,578	218
* Warner Chilcott plc Class A	11,497	217
* Covance Inc.	4,236	196
* Human Genome Sciences Inc.	14,123	192
Techne Corp.	2,767	188
* Sirona Dental Systems Inc.	4,160	178
DENTSPLY International Inc.	4,281	158
* United Therapeutics Corp.	3,562	158
* Myriad Genetics Inc.	6,391	154
Lincare Holdings Inc.	6,626	152
* AMERIGROUP Corp.	2,177	136
HCA Holdings Inc.	5,100	132
* Thoratec Corp.	4,264	129
* CareFusion Corp.	5,213	126
Hill-Rom Holdings Inc.	4,266	125
* Allscripts Healthcare Solutions Inc.	11,428	124
* Charles River Laboratories International Inc.	3,644	122
* Health Management Associates Inc. Class A	18,870	121
* Brookdale Senior Living Inc. Class A	6,316	104
* Bruker Corp.	6,314	94
Patterson Cos. Inc.	2,762	92
* Dendreon Corp.	11,464	80
Cooper Cos. Inc.	931	79
* Life Technologies Corp.	1,151	47
* Tenet Healthcare Corp.	1,657	8
		54,466

Industrials (12.2%)
United Technologies Corp.	64,534	4,783
Caterpillar Inc.	48,052	4,210
United Parcel Service Inc. Class B	54,762	4,104
3M Co.	46,766	3,948
Boeing Co.	48,809	3,398
Honeywell International Inc.	58,659	3,265
Emerson Electric Co.	56,025	2,620
Deere & Co.	31,283	2,311
Danaher Corp.	40,932	2,127
Precision Castparts Corp.	10,692	1,777
Illinois Tool Works Inc.	31,051	1,744
CSX Corp.	77,453	1,618
Lockheed Martin Corp.	17,244	1,428
Cummins Inc.	14,627	1,418
PACCAR Inc.	27,240	1,023
Fastenal Co.	21,978	972
WW Grainger Inc.	4,244	822
Rockwell Automation Inc.	10,756	780
Ingersoll-Rand plc	18,452	762
Roper Industries Inc.	7,148	724
CH Robinson Worldwide Inc.	12,341	719
Union Pacific Corp.	5,960	664
Dover Corp.	10,820	612
Fluor Corp.	12,990	609
AMETEK Inc.	11,987	608
Expeditors International of Washington Inc.	15,829	605
Cooper Industries plc	8,023	566
* Stericycle Inc.	6,382	557
Rockwell Collins Inc.	10,876	548
* United Continental Holdings Inc.	20,991	528
Pall Corp.	8,632	480
Goodrich Corp.	3,797	478
* Delta Air Lines Inc.	37,787	457
* TransDigm Group Inc.	3,716	457
Joy Global Inc.	7,789	435
Eaton Corp.	9,613	410
Donaldson Co. Inc.	11,343	406
Kansas City Southern	6,118	404
Flowserve Corp.	3,777	388
JB Hunt Transport Services Inc.	6,793	388
Parker Hannifin Corp.	4,632	379
* IHS Inc. Class A	3,673	364
* Verisk Analytics Inc. Class A	7,438	356
Masco Corp.	26,619	337
Iron Mountain Inc.	11,421	324
Robert Half International Inc.	10,915	310
* BE Aerospace Inc.	6,824	296
Timken Co.	5,485	262
Wabtec Corp.	3,589	261
Waste Connections Inc.	8,025	248
Dun & Bradstreet Corp.	3,673	248
* Hertz Global Holdings Inc.	18,174	247
MSC Industrial Direct Co. Inc. Class A	3,293	236
Nordson Corp.	4,276	229
* Copart Inc.	8,312	225
IDEX Corp.	5,521	219

Graco Inc.	4,509	217
* Babcock & Wilcox Co.	8,741	215
Gardner Denver Inc.	3,887	210
Valmont Industries Inc.	1,691	194
Landstar System Inc.	3,567	188
Lincoln Electric Holdings Inc.	3,861	184
Toro Co.	2,314	172
Lennox International Inc.	3,982	171
Copa Holdings SA Class A	1,884	156
Chicago Bridge & Iron Co. NV	4,315	155
* Kirby Corp.	2,837	150
* Nielsen Holdings NV	5,172	143
FedEx Corp.	1,361	121
UTi Worldwide Inc.	6,902	108
* Polypore International Inc.	2,902	107
Manitowoc Co. Inc.	9,823	102
Southwest Airlines Co.	10,386	94
* WESCO International Inc.	1,517	90
* Navistar International Corp.	2,769	77
SPX Corp.	1,042	75
* AECOM Technology Corp.	3,872	63
* General Cable Corp.	1,970	56
Towers Watson & Co. Class A	867	52
Snap-on Inc.	795	48
* Spirit Aerosystems Holdings Inc. Class A	1,801	42
Textron Inc.	1,196	28
Kennametal Inc.	714	25
Equifax Inc.	498	23
Carlisle Cos. Inc.	375	20
KBR Inc.	711	18
Con-way Inc.	431	15
Avery Dennison Corp.	494	14
Harsco Corp.	530	11
Covanta Holding Corp.	483	8
Armstrong World Industries Inc.	142	7
Alliant Techsystems Inc.	135	7
* KAR Auction Services Inc.	438	7
* GrafTech International Ltd.	485	5
		62,072
Information Technology (29.7%)
* Apple Inc.	68,926	39,821
International Business Machines Corp.	90,275	17,414
Microsoft Corp.	553,101	16,145
* Google Inc. Class A	18,759	10,896
Oracle Corp.	286,278	7,578
QUALCOMM Inc.	124,436	7,131
* EMC Corp.	153,358	3,658
Mastercard Inc. Class A	7,995	3,250
Accenture plc Class A	48,122	2,748
Automatic Data Processing Inc.	37,245	1,942
* eBay Inc.	46,903	1,838
Texas Instruments Inc.	54,957	1,565
Visa Inc. Class A	12,590	1,450
* Salesforce.com Inc.	9,981	1,384
* Cognizant Technology Solutions Corp. Class A	22,677	1,321
Broadcom Corp. Class A	39,958	1,293
Intuit Inc.	22,553	1,268

* Adobe Systems Inc.	37,600	1,167
* Dell Inc.	83,998	1,036
* Citrix Systems Inc.	14,012	1,024
* Teradata Corp.	12,582	836
* Symantec Corp.	56,314	836
* NetApp Inc.	27,419	816
Analog Devices Inc.	22,333	812
Altera Corp.	24,017	802
Western Union Co.	47,125	773
* Red Hat Inc.	14,387	739
* Juniper Networks Inc.	39,732	683
Paychex Inc.	22,158	664
Amphenol Corp. Class A	12,354	657
Xilinx Inc.	19,798	633
* F5 Networks Inc.	6,046	626
* VMware Inc. Class A	6,299	586
* Fiserv Inc.	8,551	577
* Equinix Inc.	3,482	568
* NVIDIA Corp.	44,621	555
Maxim Integrated Products Inc.	21,956	552
* Autodesk Inc.	17,082	547
* BMC Software Inc.	12,208	517
Linear Technology Corp.	16,928	491
* Alliance Data Systems Corp.	3,793	478
Avago Technologies Ltd.	14,220	471
* VeriSign Inc.	11,824	452
KLA-Tencor Corp.	9,648	442
Microchip Technology Inc.	14,159	439
* Trimble Navigation Ltd.	9,116	430
* ANSYS Inc.	6,825	422
* Rackspace Hosting Inc.	7,660	379
* Skyworks Solutions Inc.	14,063	378
* Akamai Technologies Inc.	12,630	371
* Nuance Communications Inc.	17,709	366
FactSet Research Systems Inc.	3,430	362
* Lam Research Corp.	9,254	345
* Electronic Arts Inc.	24,712	337
* TIBCO Software Inc.	12,335	330
* Informatica Corp.	7,863	326
* Ariba Inc.	7,178	322
* MICROS Systems Inc.	6,030	318
* Gartner Inc.	7,230	294
* Advanced Micro Devices Inc.	45,689	278
* VeriFone Systems Inc.	7,583	274
FLIR Systems Inc.	11,870	253
Global Payments Inc.	5,951	253
Solera Holdings Inc.	5,252	233
* Atmel Corp.	31,830	223
* ON Semiconductor Corp.	33,057	223
Jabil Circuit Inc.	11,180	214
* Rovi Corp.	8,395	205
* Cadence Design Systems Inc.	19,991	204
* NCR Corp.	9,276	199
* Fortinet Inc.	8,915	189
* Riverbed Technology Inc.	11,421	187
National Instruments Corp.	6,776	176
Broadridge Financial Solutions Inc.	8,696	176

* JDS Uniphase Corp.	16,929	172
* Dolby Laboratories Inc. Class A	3,966	170
* NeuStar Inc. Class A	5,024	162
Cypress Semiconductor Corp.	11,499	152
* Polycom Inc.	13,154	150
Lender Processing Services Inc.	6,438	149
* Zebra Technologies Corp.	3,868	129
* Genpact Ltd.	7,282	114
* Compuware Corp.	11,924	107
* Silicon Laboratories Inc.	2,791	96
* Ciena Corp.	7,082	96
Harris Corp.	2,378	95
* IPG Photonics Corp.	2,210	95
* VistaPrint NV	2,751	93
* Acme Packet Inc.	3,975	91
* WebMD Health Corp.	3,742	86
* LSI Corp.	12,895	86
* QLogic Corp.	6,001	82
SAIC Inc.	6,924	77
* LinkedIn Corp. Class A	716	69
Applied Materials Inc.	6,190	64
* First Solar Inc.	4,373	55
Intersil Corp. Class A	4,691	49
* Zynga Inc. Class A	6,713	42
* FleetCor Technologies Inc.	1,105	42
* Arrow Electronics Inc.	1,233	42
* Synopsys Inc.	724	21
DST Systems Inc.	380	19
* MEMC Electronic Materials Inc.	10,631	18
* Freescale Semiconductor Ltd.	1,851	17
* Fusion-io Inc.	710	15
Booz Allen Hamilton Holding Corp.	756	12
* Cree Inc.	443	11
* PMC - Sierra Inc.	980	6
		150,432
Materials (5.2%)
EI du Pont de Nemours & Co.	69,220	3,341
Monsanto Co.	39,949	3,084
Praxair Inc.	22,613	2,402
Freeport-McMoRan Copper & Gold Inc.	70,607	2,262
Ecolab Inc.	22,362	1,413
Air Products & Chemicals Inc.	15,794	1,248
PPG Industries Inc.	11,788	1,219
Mosaic Co.	20,537	979
Sherwin-Williams Co.	6,690	867
CF Industries Holdings Inc.	4,070	696
Sigma-Aldrich Corp.	9,081	630
FMC Corp.	10,666	544
Cliffs Natural Resources Inc.	10,853	519
Airgas Inc.	5,835	507
Eastman Chemical Co.	10,567	492
Ball Corp.	11,605	464
Celanese Corp. Class A	11,613	462
Albemarle Corp.	6,816	414
* Crown Holdings Inc.	11,592	395
Southern Copper Corp.	12,772	363
International Flavors & Fragrances Inc.	5,976	337

Royal Gold Inc.	4,371	296
Rock-Tenn Co. Class A	5,149	266
* WR Grace & Co.	4,913	258
Allegheny Technologies Inc.	7,889	253
Solutia Inc.	9,090	250
* Rockwood Holdings Inc.	4,825	234
Walter Energy Inc.	4,631	224
International Paper Co.	6,893	201
Packaging Corp. of America	6,869	184
Compass Minerals International Inc.	2,456	175
* Allied Nevada Gold Corp.	6,657	173
Silgan Holdings Inc.	3,688	154
Carpenter Technology Corp.	3,281	148
Steel Dynamics Inc.	11,877	125
Scotts Miracle-Gro Co. Class A	2,744	118
Martin Marietta Materials Inc.	1,594	108
* Molycorp Inc.	4,178	82
* Intrepid Potash Inc.	3,901	77
LyondellBasell Industries NV Class A	1,558	61
Valspar Corp.	909	44
Titanium Metals Corp.	3,389	39
Reliance Steel & Aluminum Co.	822	39
Huntsman Corp.	2,805	36
Kronos Worldwide Inc.	1,624	27
Westlake Chemical Corp.	305	17
Schnitzer Steel Industries Inc.	492	13
AK Steel Holding Corp.	1,735	10
		26,250
Telecommunication Services (0.9%)
Verizon Communications Inc.	47,655	1,984
* Crown Castle International Corp.	21,647	1,182
* SBA Communications Corp. Class A	9,011	468
Windstream Corp.	24,093	226
* tw telecom inc Class A	9,576	222
* MetroPCS Communications Inc.	20,697	133
* NII Holdings Inc.	11,100	128
* Level 3 Communications Inc.	1,661	35
* Clearwire Corp. Class A	14,183	17
		4,395
Utilities (0.1%)
ITC Holdings Corp.	3,794	262
ONEOK Inc.	597	49
National Fuel Gas Co.	900	39
Aqua America Inc.	1,037	24
		374
Total Common Stocks (Cost $484,556)		506,168

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.0%)[1]
Money Market Fund (0.0%)
[2,3] Vanguard Market Liquidity Fund	0.148%		26,401	26

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.155%	9/26/12	100	100
Total Temporary Cash Investments (Cost $126)				126
Total Investments (99.8%) (Cost $484,682)				506,294
Other Assets and Liabilities-Net (0.2%)[3]				1,075
Net Assets (100%)				507,369

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $23,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $26,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Russell 1000 Growth Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	506,168	—	—
Temporary Cash Investments	26	100	—
Futures Contracts—Assets[1]	1	—	—
Total	506,195	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-Mini S&P 500 Index	June 2012	14	917	(9)
S&P 500 Index	June 2012	1	327	(13)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2012, the cost of investment securities for tax purposes was $484,682,000. Net unrealized appreciation of investment securities for tax purposes was $21,612,000, consisting of unrealized gains of $43,878,000 on securities that had risen in value since their purchase and $22,266,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (13.9%)
* Carter's Inc.	10,826	584
* Ascena Retail Group Inc.	27,668	524
Cinemark Holdings Inc.	20,469	472
Wolverine World Wide Inc.	10,928	465
Sotheby's	14,874	454
Rent-A-Center Inc./TX	12,943	436
Brunswick Corp./DE	19,607	429
Dana Holding Corp.	32,211	429
* Coinstar Inc.	6,908	424
Six Flags Entertainment Corp.	9,185	419
Men's Wearhouse Inc.	11,340	408
* Life Time Fitness Inc.	9,319	399
* Warnaco Group Inc.	8,920	397
Domino's Pizza Inc.	12,822	394
Pool Corp.	10,611	392
* Cheesecake Factory Inc.	12,033	390
* Tenneco Inc.	13,326	362
Pier 1 Imports Inc.	21,609	352
* Genesco Inc.	5,221	347
Vail Resorts Inc.	7,930	345
* Buffalo Wild Wings Inc.	4,035	343
HSN Inc.	8,803	342
* Hibbett Sports Inc.	6,035	338
* Steven Madden Ltd.	8,332	338
* Cabela's Inc.	9,528	337
* Crocs Inc.	19,880	336
* Select Comfort Corp.	12,243	335
* Aeropostale Inc.	17,801	329
Cracker Barrel Old Country Store Inc.	5,055	310
* Gaylord Entertainment Co.	7,850	298
* Live Nation Entertainment Inc.	31,082	291
* Collective Brands Inc.	13,557	288
* ANN Inc.	10,648	286
Bob Evans Farms Inc./DE	6,674	271
* Vitamin Shoppe Inc.	5,454	270
* Jos A Bank Clothiers Inc.	6,084	270
* Fifth & Pacific Cos. Inc.	22,434	269
Group 1 Automotive Inc.	5,007	262
Hillenbrand Inc.	13,808	259
Texas Roadhouse Inc. Class A	13,859	252
* Saks Inc.	25,400	250
* Jack in the Box Inc.	9,662	250
* Children's Place Retail Stores Inc.	5,383	247
Strayer Education Inc.	2,689	242
Penske Automotive Group Inc.	9,810	241
* Iconix Brand Group Inc.	16,065	241
PF Chang's China Bistro Inc.	4,671	240
MDC Holdings Inc.	8,239	237
^ Meredith Corp.	7,984	236

Finish Line Inc. Class A	11,415	235
Regis Corp.	12,692	232
Buckle Inc.	5,933	232
* BJ's Restaurants Inc.	5,286	231
Monro Muffler Brake Inc.	6,714	227
* Express Inc.	12,170	225
Ryland Group Inc.	9,747	218
* Helen of Troy Ltd.	6,780	213
Cooper Tire & Rubber Co.	13,644	211
* New York Times Co. Class A	30,127	200
Arbitron Inc.	5,961	199
* Valassis Communications Inc.	9,829	196
Matthews International Corp. Class A	6,483	195
GNC Holdings Inc. Class A	5,021	193
* Papa John's International Inc.	4,102	191
* Shutterfly Inc.	6,921	191
* Shuffle Master Inc.	11,869	188
* Charming Shoppes Inc.	25,530	187
* Meritage Homes Corp.	6,140	184
* Orient-Express Hotels Ltd. Class A	20,934	177
Cato Corp. Class A	6,075	174
* Zumiez Inc.	4,664	172
* Asbury Automotive Group Inc.	6,411	171
Jones Group Inc.	17,771	171
* Peet's Coffee & Tea Inc.	2,816	168
True Religion Apparel Inc.	5,662	166
* Ascent Capital Group Inc. Class A	3,164	166
Churchill Downs Inc.	2,760	166
National CineMedia Inc.	12,111	163
* DineEquity Inc.	3,397	163
Sturm Ruger & Co. Inc.	4,145	162
* La-Z-Boy Inc.	11,391	161
Scholastic Corp.	5,835	157
International Speedway Corp. Class A	6,469	156
* Steiner Leisure Ltd.	3,301	151
* Lumber Liquidators Holdings Inc.	5,081	148
Interval Leisure Group Inc.	8,835	147
* Skechers U.S.A. Inc. Class A	8,225	140
CEC Entertainment Inc.	3,972	139
* American Axle & Manufacturing Holdings Inc.	14,665	136
* Pinnacle Entertainment Inc.	13,601	133
Ameristar Casinos Inc.	7,078	132
* Lions Gate Entertainment Corp.	9,900	132
Sonic Automotive Inc. Class A	8,839	132
* Office Depot Inc.	60,996	131
Oxford Industries Inc.	2,820	130
* Knology Inc.	6,599	129
Columbia Sportswear Co.	2,665	128
* K12 Inc.	5,709	125
KB Home	16,904	123
* Standard Pacific Corp.	23,333	120
Ethan Allen Interiors Inc.	5,303	119
Lithia Motors Inc. Class A	4,847	118
Stage Stores Inc.	6,838	118
Belo Corp. Class A	20,336	118
* AFC Enterprises Inc.	5,473	117
* Sonic Corp.	13,628	116

* Dorman Products Inc.	2,375	114
* Grand Canyon Education Inc.	6,300	114
Fred's Inc. Class A	8,135	112
* American Public Education Inc.	3,927	112
* Drew Industries Inc.	4,198	111
JAKKS Pacific Inc.	5,982	111
* iRobot Corp.	5,218	111
Brown Shoe Co. Inc.	9,244	110
Core-Mark Holding Co. Inc.	2,515	109
* Scientific Games Corp. Class A	12,779	109
American Greetings Corp. Class A	7,730	108
Pep Boys-Manny Moe & Jack	11,565	107
Movado Group Inc.	3,814	106
* Barnes & Noble Inc.	6,414	105
* Biglari Holdings Inc.	269	105
* Ruby Tuesday Inc.	14,299	103
Stewart Enterprises Inc. Class A	16,491	102
* Maidenform Brands Inc.	5,141	99
* Caesars Entertainment Corp.	8,081	98
* Arctic Cat Inc.	2,665	96
* LeapFrog Enterprises Inc.	9,199	96
* Vera Bradley Inc.	4,351	95
* Denny's Corp.	21,939	95
* Capella Education Co.	3,022	93
Hot Topic Inc.	9,336	93
* Boyd Gaming Corp.	12,133	92
* OfficeMax Inc.	18,956	92
* Cost Plus Inc.	4,171	92
* Red Robin Gourmet Burgers Inc.	2,861	92
Sinclair Broadcast Group Inc. Class A	11,078	90
* G-III Apparel Group Ltd.	3,638	90
* Smith & Wesson Holding Corp.	13,238	89
* rue21 inc	3,310	88
Superior Industries International Inc.	5,174	87
Blyth Inc.	1,156	86
* Blue Nile Inc.	2,624	85
Harte-Hanks Inc.	9,834	83
* America's Car-Mart Inc./TX	1,906	82
* Krispy Kreme Doughnuts Inc.	12,965	82
* Quiksilver Inc.	28,537	79
Callaway Golf Co.	14,214	78
* Amerigon Inc.	6,513	78
* Bridgepoint Education Inc.	3,972	78
* Multimedia Games Holding Co. Inc.	5,928	75
* Bravo Brio Restaurant Group Inc.	4,284	70
* Modine Manufacturing Co.	10,249	66
* Shoe Carnival Inc.	3,049	65
Nutrisystem Inc.	6,260	64
* Libbey Inc.	4,406	64
* Cavco Industries Inc.	1,498	63
* EW Scripps Co. Class A	6,931	62
* M/I Homes Inc.	4,081	61
Universal Technical Institute Inc.	4,965	61
Marcus Corp.	4,490	60
Standard Motor Products Inc.	4,321	58
* Winnebago Industries Inc.	6,512	58
* Beazer Homes USA Inc.	22,291	58

*	Digital Generation Inc.	6,064	58
*	Conn's Inc.	3,248	57
*	Wet Seal Inc. Class A	19,880	56
*	Fisher Communications Inc.	1,954	56
*	Fuel Systems Solutions Inc.	3,608	54
*	Town Sports International Holdings Inc.	4,597	54
	MDC Partners Inc. Class A	5,523	54
	bebe stores inc	8,344	53
*,^ Zagg Inc.		4,962	53
	PetMed Express Inc.	4,562	52
*	Francesca's Holdings Corp.	2,217	52
*	Ruth's Hospitality Group Inc.	7,901	52
	Benihana Inc. Class A	3,201	52
*	Perry Ellis International Inc.	2,658	50
	Haverty Furniture Cos. Inc.	4,091	50
*	MarineMax Inc.	5,103	49
*	Central European Media Enterprises Ltd. Class A	8,097	48
*	Corinthian Colleges Inc.	17,116	47
	World Wrestling Entertainment Inc. Class A	5,905	47
*	Citi Trends Inc.	3,337	46
	Destination Maternity Corp.	2,357	46
*	Stein Mart Inc.	6,145	45
*	Universal Electronics Inc.	3,325	44
*	Stoneridge Inc.	6,138	43
*	Mattress Firm Holding Corp.	1,262	43
	Speedway Motorsports Inc.	2,598	43
*	Journal Communications Inc. Class A	9,706	41
*	Tuesday Morning Corp.	9,621	40
*	hhgregg Inc.	3,723	40
*	Exide Technologies	16,706	39
*	VOXX International Corp. Class A	3,915	39
	Weyco Group Inc.	1,609	38
*	Body Central Corp.	2,559	38
*	Black Diamond Inc.	4,154	37
*	Talbots Inc.	15,255	37
*	Kirkland's Inc.	3,431	37
	CSS Industries Inc.	1,829	35
*	West Marine Inc.	3,298	34
*	Rentrak Corp.	2,120	34
*	Hovnanian Enterprises Inc. Class A	18,273	34
*	Fiesta Restaurant Group Inc.	2,797	34
	Spartan Motors Inc.	7,467	34
*	Caribou Coffee Co. Inc.	2,809	33
*	Steinway Musical Instruments Inc.	1,478	33
*	Unifi Inc.	2,985	33
	Mac-Gray Corp.	2,652	33
	Big 5 Sporting Goods Corp.	4,890	32
*	Tumi Holdings Inc.	1,800	31
*	Tilly's Inc. Class A	1,800	29
	Lincoln Educational Services Corp.	5,034	29
*	Systemax Inc.	2,387	29
*	McClatchy Co. Class A	13,055	29
*	Casual Male Retail Group Inc.	9,003	27
*	Saga Communications Inc. Class A	773	27
*,^ Skullcandy Inc.		2,051	27
*	Jamba Inc.	14,135	27
*	Red Lion Hotels Corp.	3,164	27

* Entercom Communications Corp. Class A	5,142	25
* Cumulus Media Inc. Class A	8,933	25
Winmark Corp.	484	25
* Kenneth Cole Productions Inc. Class A	1,633	25
RG Barry Corp.	1,883	24
* Isle of Capri Casinos Inc.	4,355	23
Lifetime Brands Inc.	2,036	23
* ReachLocal Inc.	2,263	23
Einstein Noah Restaurant Group Inc.	1,324	23
Cherokee Inc.	1,861	23
* Delta Apparel Inc.	1,535	22
* Morgans Hotel Group Co.	4,806	22
* Luby's Inc.	4,062	21
* New York & Co. Inc.	5,850	21
Outdoor Channel Holdings Inc.	3,135	21
* Gordmans Stores Inc.	1,153	21
* Teavana Holdings Inc.	1,523	20
Ambassadors Group Inc.	3,886	19
* Johnson Outdoors Inc. Class A	1,069	19
* Tower International Inc.	1,478	19
* LIN TV Corp. Class A	6,407	18
* Monarch Casino & Resort Inc.	1,976	18
* Sealy Corp.	10,836	18
Martha Stewart Living Omnimedia Class A	5,967	18
* Geeknet Inc.	976	18
* Overstock.com Inc.	2,647	18
* Orbitz Worldwide Inc.	4,761	17
* K-Swiss Inc. Class A	5,711	17
* Fiesta Restaurant Group Inc.	2,797	17
* 1-800-Flowers.com Inc. Class A	5,718	17
* Zale Corp.	7,097	17
AH Belo Corp. Class A	4,144	17
* Nexstar Broadcasting Group Inc. Class A	2,443	16
* Valuevision Media Inc. Class A	8,954	16
* Gray Television Inc.	10,998	15
* Pacific Sunwear of California Inc.	10,627	15
* Build-A-Bear Workshop Inc.	3,326	15
Entravision Communications Corp. Class A	11,236	15
* US Auto Parts Network Inc.	3,419	14
Bon-Ton Stores Inc.	2,627	14
* Global Sources Ltd.	2,562	13
* Coldwater Creek Inc.	15,883	13
Marine Products Corp.	2,327	12
Shiloh Industries Inc.	1,197	12
* Crown Media Holdings Inc. Class A	7,753	11
* Motorcar Parts of America Inc.	2,613	11
* School Specialty Inc.	3,664	11
* Furniture Brands International Inc.	9,089	11
Christopher & Banks Corp.	8,186	10
* Summer Infant Inc.	3,017	9
National American University Holdings Inc.	2,014	8
* CafePress Inc.	530	7
Skyline Corp.	1,590	7
* Digital Domain Media Group Inc.	827	6
* Cambium Learning Group Inc.	3,685	5
Value Line Inc.	300	4

* Dial Global Inc.	1,156	3
		34,363
Consumer Staples (3.7%)
* United Natural Foods Inc.	10,653	540
Nu Skin Enterprises Inc. Class A	12,067	517
Casey's General Stores Inc.	8,355	473
* TreeHouse Foods Inc.	7,818	446
* Hain Celestial Group Inc.	7,886	438
* Harris Teeter Supermarkets Inc.	10,826	406
* Darling International Inc.	25,782	361
* Fresh Market Inc.	6,194	360
Lancaster Colony Corp.	4,121	277
Snyders-Lance Inc.	10,404	268
Sanderson Farms Inc.	4,876	268
PriceSmart Inc.	3,918	265
B&G Foods Inc. Class A	10,527	253
Universal Corp./VA	5,088	230
* Boston Beer Co. Inc. Class A	1,803	189
Fresh Del Monte Produce Inc.	8,019	188
* Elizabeth Arden Inc.	5,371	185
Andersons Inc.	4,085	178
Vector Group Ltd.	10,567	175
J&J Snack Foods Corp.	3,139	173
* Rite Aid Corp.	129,436	168
WD-40 Co.	3,506	164
* Prestige Brands Holdings Inc.	11,045	152
* Spectrum Brands Holdings Inc.	3,670	127
Tootsie Roll Industries Inc.	5,380	120
* Pilgrim's Pride Corp.	13,494	111
Cal-Maine Foods Inc.	3,113	111
Weis Markets Inc.	2,420	106
Diamond Foods Inc.	4,843	102
* Star Scientific Inc.	23,580	91
* Central Garden and Pet Co. Class A	9,279	86
Spartan Stores Inc.	5,007	84
* Smart Balance Inc.	13,250	79
Calavo Growers Inc.	2,601	71
* Dole Food Co. Inc.	7,901	70
* Pantry Inc.	5,068	65
* Central European Distribution Corp.	15,814	62
Coca-Cola Bottling Co. Consolidated	1,011	62
* Susser Holdings Corp.	2,039	60
* USANA Health Sciences Inc.	1,402	57
Inter Parfums Inc.	3,597	56
* Alliance One International Inc.	19,127	55
Nash Finch Co.	2,640	54
* Medifast Inc.	2,992	54
* Chiquita Brands International Inc.	9,844	53
Roundy's Inc.	4,308	46
* Schiff Nutrition International Inc.	2,723	46
* Seneca Foods Corp. Class A	2,002	44
Ingles Markets Inc. Class A	2,754	43
* Chefs' Warehouse Inc.	2,196	42
Nature's Sunshine Products Inc.	2,518	37
* National Beverage Corp.	2,503	36
* Revlon Inc. Class A	2,413	36
Village Super Market Inc. Class A	1,404	35

* Nutraceutical International Corp.	1,975	30
* Omega Protein Corp.	4,122	28
Limoneira Co.	1,679	26
Female Health Co.	4,057	23
Oil-Dri Corp. of America	1,088	21
Arden Group Inc.	248	20
Alico Inc.	795	19
* Synutra International Inc.	3,795	19
* Craft Brew Alliance Inc.	2,284	18
Imperial Sugar Co.	2,832	18
Griffin Land & Nurseries Inc.	551	13
* Farmer Bros Co.	1,535	11
Lifeway Foods Inc.	1,029	10
* Harbinger Group Inc.	2,036	10
MGP Ingredients Inc.	2,724	9
* Primo Water Corp.	3,277	4
		9,054
Energy (5.7%)
World Fuel Services Corp.	15,595	585
Energy XXI Bermuda Ltd.	16,587	515
* Cheniere Energy Inc.	33,866	475
* Kodiak Oil & Gas Corp.	56,746	460
* Dril-Quip Inc.	7,567	458
* Rosetta Resources Inc.	11,672	452
Berry Petroleum Co. Class A	11,351	442
Lufkin Industries Inc.	7,391	425
* Helix Energy Solutions Group Inc.	23,346	400
* Oasis Petroleum Inc.	13,124	337
Bristow Group Inc.	8,022	321
Golar LNG Ltd.	8,784	308
* SemGroup Corp. Class A	9,141	276
* Key Energy Services Inc.	27,480	272
* Stone Energy Corp.	10,793	254
* Northern Oil and Gas Inc.	13,906	249
* Hornbeck Offshore Services Inc.	6,802	227
Western Refining Inc.	11,589	224
* McMoRan Exploration Co.	21,574	210
* Cloud Peak Energy Inc.	13,384	207
* Bill Barrett Corp.	10,394	201
* Carrizo Oil & Gas Inc.	8,576	190
* Gulfmark Offshore Inc.	5,215	186
* Swift Energy Co.	9,317	186
* Gulfport Energy Corp.	10,016	185
* ION Geophysical Corp.	28,854	175
* Petroleum Development Corp.	6,592	164
* Exterran Holdings Inc.	14,039	162
* Approach Resources Inc.	5,718	160
Targa Resources Corp.	3,610	160
* GeoResources Inc.	4,407	157
* Comstock Resources Inc.	10,461	156
Ship Finance International Ltd.	9,890	153
* Clean Energy Fuels Corp.	10,886	148
Nordic American Tankers Ltd.	11,622	146
* Contango Oil & Gas Co.	2,681	141
* Magnum Hunter Resources Corp.	32,508	131
* Parker Drilling Co.	25,627	125
Crosstex Energy Inc.	8,917	120

W&T Offshore Inc.	7,656	118
* Newpark Resources Inc.	19,853	115
* TETRA Technologies Inc.	16,873	108
* Pioneer Drilling Co.	13,534	101
* Energy Partners Ltd.	6,372	101
* Hercules Offshore Inc.	29,110	96
* Vaalco Energy Inc.	11,251	96
* CVR Energy Inc.	3,664	93
* Rex Energy Corp.	9,189	92
* Rentech Inc.	48,994	92
* OYO Geospace Corp.	957	89
* Resolute Energy Corp.	10,138	89
* Heckmann Corp.	25,560	86
* Goodrich Petroleum Corp.	5,719	84
* Endeavour International Corp.	8,286	83
* Tesco Corp.	6,661	80
Gulf Island Fabrication Inc.	3,186	80
* Clayton Williams Energy Inc.	1,307	75
* BPZ Resources Inc.	22,807	70
* PHI Inc.	2,865	68
Overseas Shipholding Group Inc.	5,899	64
* Venoco Inc.	6,493	61
* Petroquest Energy Inc.	12,199	60
* Basic Energy Services Inc.	5,307	60
* Matrix Service Co.	5,744	60
* Vantage Drilling Co.	38,362	58
Penn Virginia Corp.	10,005	56
* FX Energy Inc.	11,514	56
* Sanchez Energy Corp.	2,222	54
* Cal Dive International Inc.	20,774	53
Frontline Ltd.	11,194	53
* Mitcham Industries Inc.	2,780	53
* ATP Oil & Gas Corp./United States	9,702	51
* Abraxas Petroleum Corp.	18,344	51
* Willbros Group Inc.	8,768	50
Delek US Holdings Inc.	3,113	50
* Triangle Petroleum Corp.	9,462	48
* Patriot Coal Corp.	20,051	48
Teekay Tankers Ltd. Class A	11,667	47
* C&J Energy Services Inc.	2,601	47
Apco Oil and Gas International Inc.	2,011	46
* Harvest Natural Resources Inc.	8,184	45
Knightsbridge Tankers Ltd.	4,828	45
* Scorpio Tankers Inc.	7,246	41
* Dawson Geophysical Co.	1,775	40
Panhandle Oil and Gas Inc. Class A	1,542	39
* Uranium Energy Corp.	16,871	39
* Bonanza Creek Energy Inc.	2,246	38
* Natural Gas Services Group Inc.	2,729	38
* Callon Petroleum Co.	8,445	36
* Warren Resources Inc.	15,534	33
* Matador Resources Co.	3,007	30
* Global Geophysical Services Inc.	4,043	29
* Hyperdynamics Corp.	36,705	28
* Evolution Petroleum Corp.	3,424	27
* Miller Energy Resources Inc.	6,680	27
* Green Plains Renewable Energy Inc.	3,635	26

*,^ Solazyme Inc.		2,330	26
*	REX American Resources Corp.	1,366	25
*	Gastar Exploration Ltd.	12,926	23
	Alon USA Energy Inc.	2,492	21
*	KiOR Inc.	2,304	21
*	RigNet Inc.	1,280	20
*	Ur-Energy Inc.	22,290	20
*	James River Coal Co.	7,835	20
*	Voyager Oil & Gas Inc.	10,168	19
*	Crimson Exploration Inc.	4,743	19
*	Isramco Inc.	238	19
*	Uranerz Energy Corp.	13,692	18
*	USEC Inc.	25,027	18
*	Westmoreland Coal Co.	2,206	16
*	Uranium Resources Inc.	20,919	15
*	Union Drilling Inc.	3,151	15
*	Zion Oil & Gas Inc.	6,823	15
*	GMX Resources Inc.	14,544	14
*	Syntroleum Corp.	19,693	13
*	US Energy Corp. Wyoming	5,556	12
*,^ Ceres Inc.		1,178	12
*	Amyris Inc.	4,015	11
^	DHT Holdings Inc.	15,504	11
*	Renewable Energy Group Inc.	1,475	10
*	CAMAC Energy Inc.	12,778	9
*	L&L Energy Inc.	5,086	8
*	Gevo Inc.	1,176	7
	Hallador Energy Co.	1,001	7
*	Houston American Energy Corp.	3,300	5
*	Geokinetics Inc.	1,797	1
			14,096
Financials (23.4%)
	American Campus Communities Inc.	16,340	717
	Kilroy Realty Corp.	15,044	691
	Extra Space Storage Inc.	22,706	644
	Home Properties Inc.	10,579	634
*	Signature Bank/New York NY	10,147	623
	BioMed Realty Trust Inc.	33,882	612
	National Retail Properties Inc.	23,005	609
	Mid-America Apartment Communities Inc.	9,013	607
	Hatteras Financial Corp.	20,958	598
	MFA Financial Inc.	78,423	598
	ProAssurance Corp.	6,734	594
	Tanger Factory Outlet Centers	18,923	587
	CBL & Associates Properties Inc.	32,677	571
	Post Properties Inc.	11,670	565
*	SVB Financial Group	9,446	564
	LaSalle Hotel Properties	18,740	517
	Highwoods Properties Inc.	15,885	512
	Hancock Holding Co.	16,807	512
	Starwood Property Trust Inc.	24,972	500
	Two Harbors Investment Corp.	46,188	478
	Omega Healthcare Investors Inc.	22,371	472
	Equity Lifestyle Properties Inc.	7,150	471
	Invesco Mortgage Capital Inc.	25,407	461
	Prosperity Bancshares Inc.	10,325	441
	Entertainment Properties Trust	10,271	424

Alterra Capital Holdings Ltd.	18,971	421
Colonial Properties Trust	19,353	411
Washington REIT	14,524	409
Susquehanna Bancshares Inc.	40,436	389
FirstMerit Corp.	24,068	383
* Stifel Financial Corp.	11,836	376
Healthcare Realty Trust Inc.	17,142	375
DiamondRock Hospitality Co.	36,964	367
First American Financial Corp.	23,165	365
Trustmark Corp.	14,094	344
UMB Financial Corp.	7,049	344
* Ocwen Financial Corp.	21,105	338
CYS Investments Inc.	24,600	337
* CNO Financial Group Inc.	48,843	335
DuPont Fabros Technology Inc.	12,955	330
Umpqua Holdings Corp.	25,250	324
Webster Financial Corp.	15,867	322
Apollo Investment Corp.	43,151	321
* Texas Capital Bancshares Inc.	8,197	318
FNB Corp./PA	29,931	318
Iberiabank Corp.	6,505	315
DCT Industrial Trust Inc.	54,109	315
EastGroup Properties Inc.	6,272	311
CubeSmart	26,995	305
Sovran Self Storage Inc.	6,097	301
Prospect Capital Corp.	26,837	289
Cash America International Inc.	6,475	288
Cathay General Bancorp	17,319	287
Westamerica Bancorporation	6,360	284
United Bankshares Inc./WV	11,055	283
Platinum Underwriters Holdings Ltd.	7,786	283
Glimcher Realty Trust	30,704	282
BancorpSouth Inc.	20,800	281
* Knight Capital Group Inc. Class A	22,105	278
Capstead Mortgage Corp.	19,892	274
ARMOUR Residential REIT Inc.	39,124	273
PS Business Parks Inc.	4,098	270
RLI Corp.	4,016	268
Medical Properties Trust Inc.	29,593	266
Montpelier Re Holdings Ltd.	12,752	266
Wintrust Financial Corp.	7,700	262
* Strategic Hotels & Resorts Inc.	41,977	262
* Sunstone Hotel Investors Inc.	26,030	261
National Health Investors Inc.	5,370	259
Potlatch Corp.	8,841	253
Northwest Bancshares Inc.	21,475	246
Pebblebrook Hotel Trust	11,208	246
* Ezcorp Inc. Class A	10,336	244
* First Cash Financial Services Inc.	6,492	243
MB Financial Inc.	11,959	243
National Penn Bancshares Inc.	27,182	242
Old National Bancorp/IN	20,865	242
Sun Communities Inc.	5,826	240
Equity One Inc.	11,817	235
Community Bank System Inc.	8,547	227
* First Industrial Realty Trust Inc.	19,022	227
Glacier Bancorp Inc.	15,798	227

* World Acceptance Corp.	3,305	226
Education Realty Trust Inc.	20,205	223
First Financial Bankshares Inc.	6,906	221
Lexington Realty Trust	26,370	219
Newcastle Investment Corp.	32,417	215
International Bancshares Corp.	11,645	215
LTC Properties Inc.	6,663	215
CVB Financial Corp.	19,621	214
Acadia Realty Trust	9,353	209
Redwood Trust Inc.	17,253	209
* PHH Corp.	12,358	205
MarketAxess Holdings Inc.	6,305	204
Selective Insurance Group Inc.	11,864	201
Anworth Mortgage Asset Corp.	29,423	198
First Financial Bancorp	12,795	197
PrivateBancorp Inc. Class A	13,188	194
Hersha Hospitality Trust Class A	36,216	193
Provident Financial Services Inc.	13,282	185
Park National Corp.	2,836	183
Bank of the Ozarks Inc.	6,167	179
* Financial Engines Inc.	8,411	176
Alexander's Inc.	451	176
* BBCN Bancorp Inc.	16,302	176
Solar Capital Ltd.	8,013	174
Fifth Street Finance Corp.	18,093	172
Astoria Financial Corp.	19,100	172
Symetra Financial Corp.	14,840	168
PennyMac Mortgage Investment Trust	9,069	168
Government Properties Income Trust	7,776	166
First Midwest Bancorp Inc./IL	16,372	165
American Assets Trust Inc.	7,077	160
Tower Group Inc.	8,099	159
Argo Group International Holdings Ltd.	5,680	159
* DFC Global Corp.	9,544	157
Columbia Banking System Inc.	8,673	157
Pennsylvania REIT	12,223	155
Boston Private Financial Holdings Inc.	16,912	153
* Greenlight Capital Re Ltd. Class A	6,156	152
Amtrust Financial Services Inc.	5,293	152
NorthStar Realty Finance Corp.	29,373	152
* Investors Bancorp Inc.	10,165	152
PacWest Bancorp	6,644	152
Franklin Street Properties Corp.	15,507	151
BlackRock Kelso Capital Corp.	16,036	151
NBT Bancorp Inc.	7,565	150
Horace Mann Educators Corp.	8,761	150
Primerica Inc.	6,089	147
Infinity Property & Casualty Corp.	2,724	146
Cousins Properties Inc.	20,029	145
First Commonwealth Financial Corp.	23,041	144
Associated Estates Realty Corp.	9,104	144
Inland Real Estate Corp.	16,935	139
Home BancShares Inc./AR	4,926	139
American Equity Investment Life Holding Co.	13,069	138
* Enstar Group Ltd.	1,514	138
Oritani Financial Corp.	10,062	138
* Western Alliance Bancorp	15,230	133

Nelnet Inc. Class A	5,665	132
First Potomac Realty Trust	10,991	132
Investors Real Estate Trust	18,538	132
Retail Opportunity Investments Corp.	10,912	131
Brookline Bancorp Inc.	14,887	131
* Pinnacle Financial Partners Inc.	7,498	128
Chesapeake Lodging Trust	7,062	127
Independent Bank Corp./Rockland MA	4,707	127
Cohen & Steers Inc.	3,903	126
* Credit Acceptance Corp.	1,467	124
CreXus Investment Corp.	12,554	123
Chemical Financial Corp.	6,030	123
Colony Financial Inc.	7,228	121
Employers Holdings Inc.	7,161	121
* National Financial Partners Corp.	9,088	121
Triangle Capital Corp.	5,938	121
Ramco-Gershenson Properties Trust	10,121	121
Banco Latinoamericano de Comercio Exterior SA	6,112	119
KBW Inc.	7,254	118
PennantPark Investment Corp.	12,050	118
* State Bank Financial Corp.	6,943	117
Main Street Capital Corp.	5,040	117
ViewPoint Financial Group Inc.	7,653	117
Sabra Health Care REIT Inc.	8,099	116
Compass Diversified Holdings	8,866	116
* Navigators Group Inc.	2,390	116
Evercore Partners Inc. Class A	4,615	114
* FelCor Lodging Trust Inc.	27,374	114
Hercules Technology Growth Capital Inc.	10,741	113
SCBT Financial Corp.	3,320	113
Safety Insurance Group Inc.	2,772	111
* AMERISAFE Inc.	4,050	111
* PICO Holdings Inc.	4,986	111
Dynex Capital Inc.	11,883	110
Hudson Pacific Properties Inc.	6,834	110
City Holding Co.	3,347	108
Walter Investment Management Corp.	5,667	107
RLJ Lodging Trust	6,047	107
TrustCo Bank Corp. NY	20,428	106
S&T Bancorp Inc.	6,162	106
* Sterling Financial Corp./WA	5,890	106
* Forestar Group Inc.	7,781	105
* MGIC Investment Corp.	41,218	105
Coresite Realty Corp.	4,371	104
WesBanco Inc.	5,090	104
* Virtus Investment Partners Inc.	1,449	103
* iStar Financial Inc.	17,992	102
United Fire Group Inc.	4,772	101
Universal Health Realty Income Trust	2,616	101
Community Trust Bancorp Inc.	3,057	101
Berkshire Hills Bancorp Inc.	4,564	100
BGC Partners Inc. Class A	16,602	99
American Capital Mortgage Investment Corp.	4,158	99
Meadowbrook Insurance Group Inc.	11,125	99
Ashford Hospitality Trust Inc.	11,498	98
Resource Capital Corp.	18,349	98
Apollo Residential Mortgage Inc.	5,160	97

Duff & Phelps Corp. Class A	6,684	95
Oriental Financial Group Inc.	9,066	95
Sandy Spring Bancorp Inc.	5,323	95
Lakeland Financial Corp.	3,589	92
Getty Realty Corp.	5,720	92
Simmons First National Corp. Class A	3,832	91
* Hilltop Holdings Inc.	8,749	91
Maiden Holdings Ltd.	11,161	91
Urstadt Biddle Properties Inc. Class A	5,085	91
Dime Community Bancshares Inc.	6,879	90
Flushing Financial Corp.	6,947	90
Monmouth Real Estate Investment Corp. Class A	8,712	88
Flagstone Reinsurance Holdings SA	11,601	86
Renasant Corp.	5,561	85
* Tejon Ranch Co.	3,157	84
* HFF Inc. Class A	6,394	84
* Investment Technology Group Inc.	8,673	82
* West Coast Bancorp/OR	4,294	81
Southside Bancshares Inc.	3,844	81
Excel Trust Inc.	6,888	81
First Busey Corp.	17,164	80
TICC Capital Corp.	8,402	80
Kennedy-Wilson Holdings Inc.	5,995	78
* Piper Jaffray Cos.	3,516	77
* United Community Banks Inc./GA	9,245	76
Epoch Holding Corp.	3,290	76
Banner Corp.	3,916	75
MCG Capital Corp.	16,803	74
Rockville Financial Inc.	6,498	73
Washington Trust Bancorp Inc.	3,102	73
Tompkins Financial Corp.	1,985	73
Radian Group Inc.	29,285	73
Campus Crest Communities Inc.	6,737	73
Cardinal Financial Corp.	6,355	72
Apollo Commercial Real Estate Finance Inc.	4,517	72
1st Source Corp.	3,350	71
* ICG Group Inc.	8,075	70
* eHealth Inc.	4,367	70
* Safeguard Scientifics Inc.	4,555	69
TowneBank/Portsmouth VA	5,508	68
* Citizens Inc./TX	8,470	68
First Financial Corp./IN	2,423	68
* Wilshire Bancorp Inc.	13,546	68
* NewStar Financial Inc.	6,028	67
First Merchants Corp.	5,634	66
MVC Capital Inc.	5,269	66
Saul Centers Inc.	1,621	65
* Hanmi Financial Corp.	6,917	65
Winthrop Realty Trust	6,302	65
Provident New York Bancorp	8,354	65
FBL Financial Group Inc. Class A	2,513	64
* Beneficial Mutual Bancorp Inc.	7,320	63
OneBeacon Insurance Group Ltd. Class A	4,836	63
Union First Market Bankshares Corp.	4,469	62
Sterling Bancorp/NY	6,814	62
GAMCO Investors Inc.	1,492	62
StellarOne Corp.	5,113	62

National Western Life Insurance Co. Class A	485	61
SY Bancorp Inc.	2,676	60
Univest Corp. of Pennsylvania	3,724	60
* Eagle Bancorp Inc.	3,706	59
* Ameris Bancorp	5,226	59
Cedar Realty Trust Inc.	12,371	59
CapLease Inc.	15,094	59
* Bancorp Inc./DE	6,475	59
Kite Realty Group Trust	12,296	58
* Global Indemnity plc	2,789	58
Hudson Valley Holding Corp.	3,474	58
Capital Southwest Corp.	649	57
Stewart Information Services Corp.	4,076	56
Bancfirst Corp.	1,485	56
* INTL. FCStone Inc.	3,076	56
Camden National Corp.	1,717	55
Heartland Financial USA Inc.	2,911	55
Arrow Financial Corp.	2,232	53
Agree Realty Corp.	2,531	53
Federal Agricultural Mortgage Corp.	2,148	52
First Connecticut Bancorp Inc./Farmington CT	3,970	52
Great Southern Bancorp Inc.	2,208	52
WSFS Financial Corp.	1,390	52
Bryn Mawr Bank Corp.	2,510	51
Territorial Bancorp Inc.	2,394	51
Parkway Properties Inc./Md	4,783	50
German American Bancorp Inc.	2,727	50
Northfield Bancorp Inc./NJ	3,594	50
United Financial Bancorp Inc.	3,604	50
* Taylor Capital Group Inc.	3,321	49
First Interstate Bancsystem Inc.	3,534	49
Financial Institutions Inc.	3,006	49
MainSource Financial Group Inc.	4,379	48
* OmniAmerican Bancorp Inc.	2,444	48
Westwood Holdings Group Inc.	1,357	48
Summit Hotel Properties Inc.	6,032	48
STAG Industrial Inc.	3,461	48
Heritage Financial Corp./WA	3,423	47
Centerstate Banks Inc.	6,517	47
* Franklin Financial Corp./VA	3,075	47
Trico Bancshares	3,050	47
CoBiz Financial Inc.	7,687	47
Citizens & Northern Corp.	2,646	46
Washington Banking Co.	3,351	45
OceanFirst Financial Corp.	3,212	45
Republic Bancorp Inc./KY Class A	2,142	45
First of Long Island Corp.	1,673	45
RAIT Financial Trust	11,026	45
Lakeland Bancorp Inc.	4,973	45
Calamos Asset Management Inc. Class A	4,106	45
National Bankshares Inc.	1,522	44
Peoples Bancorp Inc./OH	2,348	44
AG Mortgage Investment Trust Inc.	2,197	44
State Auto Financial Corp.	3,213	44
* Central Pacific Financial Corp.	3,368	43
One Liberty Properties Inc.	2,434	43
First Community Bancshares Inc./VA	3,471	43

* Netspend Holdings Inc.	5,800	43
* Virginia Commerce Bancorp Inc.	5,163	43
Westfield Financial Inc.	5,985	42
Terreno Realty Corp.	2,942	42
Bank of Marin Bancorp	1,171	42
Presidential Life Corp.	4,706	41
GFI Group Inc.	15,227	41
* Pacific Capital Bancorp	909	41
* Southwest Bancorp Inc./Stillwater OK	4,331	41
Manning & Napier Inc.	2,978	41
* American Safety Insurance Holdings Ltd.	2,296	41
Medallion Financial Corp.	3,979	41
* Phoenix Cos. Inc.	25,103	41
* BofI Holding Inc.	2,147	40
CNB Financial Corp./PA	2,698	40
* Doral Financial Corp.	27,829	40
Chatham Lodging Trust	3,077	40
Baldwin & Lyons Inc.	1,861	40
Edelman Financial Group Inc.	4,567	39
* Encore Bancshares Inc.	1,883	39
FXCM Inc. Class A	3,771	39
Golub Capital BDC Inc.	2,659	39
Arlington Asset Investment Corp. Class A	1,712	39
* 1st United Bancorp Inc./Boca Raton	6,684	39
Home Loan Servicing Solutions Ltd.	2,875	38
National Interstate Corp.	1,539	38
Gladstone Commercial Corp.	2,416	38
Enterprise Financial Services Corp.	3,512	38
* Cowen Group Inc. Class A	14,932	38
Diamond Hill Investment Group Inc.	567	38
SeaBright Holdings Inc.	4,456	38
SWS Group Inc.	6,526	38
Ames National Corp.	1,846	38
Pacific Continental Corp.	4,128	37
Fox Chase Bancorp Inc.	2,867	37
Gladstone Investment Corp.	4,943	36
* Zillow Inc. Class A	926	36
* Metro Bancorp Inc.	3,112	35
First Financial Holdings Inc.	3,646	35
First Defiance Financial Corp.	2,188	35
Bank Mutual Corp.	10,158	35
Gladstone Capital Corp.	4,707	35
ESB Financial Corp.	2,793	35
* Ladenburg Thalmann Financial Services Inc.	23,396	34
Mission West Properties Inc.	3,975	33
* Flagstar Bancorp Inc.	43,380	33
Penns Woods Bancorp Inc.	869	33
West Bancorporation Inc.	3,525	33
Oppenheimer Holdings Inc. Class A	2,328	33
BankFinancial Corp.	4,778	32
Alliance Financial Corp./NY	1,015	32
* HomeStreet Inc.	964	32
NGP Capital Resources Co.	4,622	32
Home Federal Bancorp Inc./ID	3,531	32
First Bancorp/Troy NC	3,401	32
* Park Sterling Corp.	7,056	31
* Bridge Capital Holdings	1,978	30

Bank of Kentucky Financial Corp.	1,228	29
UMH Properties Inc.	2,856	29
Kansas City Life Insurance Co.	915	29
Bridge Bancorp Inc.	1,438	28
Solar Senior Capital Ltd.	1,673	28
* Heritage Commerce Corp.	4,478	28
Merchants Bancshares Inc.	1,033	27
* Walker & Dunlop Inc.	2,307	27
Center Bancorp Inc.	2,613	27
Marlin Business Services Corp.	1,860	27
First Bancorp Inc./ME	1,883	27
Nicholas Financial Inc.	2,090	27
Medley Capital Corp.	2,401	27
Kearny Financial Corp.	2,864	27
* FBR & Co.	9,735	26
THL Credit Inc.	2,007	25
Donegal Group Inc. Class A	1,696	25
Consolidated-Tomoka Land Co.	904	25
* Meridian Interstate Bancorp Inc.	1,903	25
* Suffolk Bancorp	2,087	25
ESSA Bancorp Inc.	2,348	24
* Harris & Harris Group Inc.	6,658	24
* Seacoast Banking Corp. of Florida	15,558	24
Kohlberg Capital Corp.	4,103	23
Sierra Bancorp	2,576	23
New Mountain Finance Corp.	1,599	23
First Pactrust Bancorp Inc.	2,004	23
* FX Alliance Inc.	1,349	22
MidSouth Bancorp Inc.	1,674	22
Whitestone REIT Class B	1,723	22
* AV Homes Inc.	1,942	22
Century Bancorp Inc./MA Class A	762	21
* Cape Bancorp Inc.	2,537	21
Enterprise Bancorp Inc./MA	1,283	20
Artio Global Investors Inc. Class A	6,664	20
EMC Insurance Group Inc.	1,020	20
Crawford & Co. Class B	5,550	20
* Sun Bancorp Inc./NJ	8,506	20
Clifton Savings Bancorp Inc.	1,901	19
* CIFC Corp.	2,635	19
JMP Group Inc.	3,291	19
* MPG Office Trust Inc.	10,646	19
* Hallmark Financial Services	2,643	19
Capital City Bank Group Inc.	2,544	17
Fidus Investment Corp.	1,207	17
Independence Holding Co.	1,791	16
* Imperial Holdings Inc.	3,939	16
Universal Insurance Holdings Inc.	4,188	15
* First Marblehead Corp.	12,504	14
* Gleacher & Co. Inc.	16,414	14
Charter Financial Corp./GA	1,540	14
Roma Financial Corp.	1,686	14
Orrstown Financial Services Inc.	1,606	12
* Fortegra Financial Corp.	1,299	10
Gain Capital Holdings Inc.	1,677	8
Pzena Investment Management Inc. Class A	1,965	8
* Cascade Bancorp	1,322	7

California First National Bancorp	457	7
* Hampton Roads Bankshares Inc. Rights Exp. xx/xx/xxxx	2,472	7
* Capital Bank Corp.	3,214	7
* Hampton Roads Bankshares Inc.	1,902	3
		57,881
Health Care (12.9%)
* Salix Pharmaceuticals Ltd.	12,862	666
* Onyx Pharmaceuticals Inc.	13,954	639
* Ariad Pharmaceuticals Inc.	36,503	605
* Medivation Inc.	6,903	581
* athenahealth Inc.	7,680	558
* Cubist Pharmaceuticals Inc.	13,864	556
* Cepheid Inc.	14,354	543
* Vivus Inc.	21,579	535
* WellCare Health Plans Inc.	9,374	529
* HMS Holdings Corp.	18,670	500
Medicis Pharmaceutical Corp. Class A	13,597	491
* Questcor Pharmaceuticals Inc.	11,693	484
* Align Technology Inc.	13,508	422
* Incyte Corp. Ltd.	19,480	415
* Seattle Genetics Inc.	21,255	414
* HealthSouth Corp.	20,950	401
Owens & Minor Inc.	14,045	400
* Centene Corp.	11,010	398
* Haemonetics Corp.	5,668	395
STERIS Corp.	13,050	390
West Pharmaceutical Services Inc.	7,375	353
* PAREXEL International Corp.	12,966	347
* Volcano Corp.	11,517	329
* Alkermes plc	21,061	329
* Pharmacyclics Inc.	10,114	318
* Theravance Inc.	15,188	314
* ViroPharma Inc.	15,583	314
* Impax Laboratories Inc.	14,378	298
* Par Pharmaceutical Cos. Inc.	8,002	287
* Arena Pharmaceuticals Inc.	40,599	272
* Magellan Health Services Inc.	6,270	264
* Medicines Co.	11,869	261
* MWI Veterinary Supply Inc.	2,758	256
Quality Systems Inc.	8,534	244
Chemed Corp.	4,378	243
* Cyberonics Inc.	6,228	240
* Immunogen Inc.	16,545	232
* PSS World Medical Inc.	11,263	228
* Air Methods Corp.	2,488	227
* Masimo Corp.	11,538	217
* Isis Pharmaceuticals Inc.	21,873	216
* HeartWare International Inc.	2,639	215
* Jazz Pharmaceuticals plc	4,851	210
* Auxilium Pharmaceuticals Inc.	10,508	201
PDL BioPharma Inc.	30,678	199
* Neogen Corp.	5,095	198
* Acorda Therapeutics Inc.	8,668	191
* Amsurg Corp. Class A	6,867	188
* Insulet Corp.	10,097	186
* Luminex Corp.	8,301	184
* NuVasive Inc.	9,279	183

	Analogic Corp.	2,758	182
	Meridian Bioscience Inc.	9,006	171
*	Wright Medical Group Inc.	8,570	170
*	Akorn Inc.	12,315	168
*	Nektar Therapeutics	25,061	168
	CONMED Corp.	6,215	166
*	Abaxis Inc.	4,946	162
*	Ardea Biosciences Inc.	5,068	162
*	MAKO Surgical Corp.	7,026	160
*	Hanger Inc.	7,357	159
*	DexCom Inc.	14,731	158
*	Molina Healthcare Inc.	6,164	157
*	ArthroCare Corp.	5,999	157
*	Integra LifeSciences Holdings Corp.	4,300	153
*	Optimer Pharmaceuticals Inc.	10,181	152
*	Exelixis Inc.	32,599	151
*	Orthofix International NV	3,965	150
*	Halozyme Therapeutics Inc.	19,536	149
*	NPS Pharmaceuticals Inc.	18,888	149
*	NxStage Medical Inc.	9,801	149
*	Spectrum Pharmaceuticals Inc.	12,608	146
*	Endologix Inc.	10,746	146
*	Dynavax Technologies Corp.	38,364	145
*	ABIOMED Inc.	6,958	141
*	Ironwood Pharmaceuticals Inc. Class A	11,830	141
*	Momenta Pharmaceuticals Inc.	10,130	140
*	ICU Medical Inc.	2,668	137
*	Team Health Holdings Inc.	5,856	133
	Computer Programs & Systems Inc.	2,431	132
*	Medidata Solutions Inc.	4,620	131
*	Genomic Health Inc.	3,737	126
*	IPC The Hospitalist Co. Inc.	3,595	126
*	InterMune Inc.	11,873	124
*	Exact Sciences Corp.	12,410	123
*	Idenix Pharmaceuticals Inc.	13,238	120
*	Merit Medical Systems Inc.	9,202	120
*	MedAssets Inc.	10,467	118
*	Conceptus Inc.	6,862	116
*	Rigel Pharmaceuticals Inc.	15,062	112
*	Affymax Inc.	7,816	111
*,^ Opko Health Inc.		23,917	110
*	Greatbatch Inc.	5,120	106
*	OraSure Technologies Inc.	10,256	106
	Landauer Inc.	2,072	104
*	Bio-Reference Labs Inc.	5,395	104
*	Accretive Health Inc.	8,789	103
*	Emeritus Corp.	6,712	102
*	Alnylam Pharmaceuticals Inc.	9,888	101
*	Quidel Corp.	6,257	98
	National Healthcare Corp.	2,255	97
*	Sequenom Inc.	25,105	96
*	Omnicell Inc.	7,288	95
	Cantel Medical Corp.	4,359	95
*	Kindred Healthcare Inc.	11,446	95
*	Accuray Inc.	15,017	94
	Invacare Corp.	6,317	94
*	MModal Inc.	7,431	93

Ensign Group Inc.	3,613	92
* AVEO Pharmaceuticals Inc.	6,952	88
* AVANIR Pharmaceuticals Inc.	29,306	87
* eResearchTechnology Inc.	10,888	86
* Neurocrine Biosciences Inc.	12,789	86
* Select Medical Holdings Corp.	9,228	85
* HealthStream Inc.	4,013	85
* Metropolitan Health Networks Inc.	9,415	82
* Arqule Inc.	13,594	81
* Curis Inc.	16,985	79
* Santarus Inc.	11,752	78
* Emergent Biosolutions Inc.	5,417	78
* Triple-S Management Corp. Class B	4,388	76
* Sunrise Senior Living Inc.	12,641	76
* Achillion Pharmaceuticals Inc.	10,523	76
* ZIOPHARM Oncology Inc.	14,593	75
* Affymetrix Inc.	15,486	73
* Spectranetics Corp.	7,324	72
Kensey Nash Corp.	1,878	72
* Natus Medical Inc.	6,370	71
* Amedisys Inc.	6,491	71
Atrion Corp.	351	71
* Universal American Corp./NY	7,033	69
* Staar Surgical Co.	7,899	67
* ExamWorks Group Inc.	5,942	67
* AngioDynamics Inc.	5,487	66
* Hi-Tech Pharmacal Co. Inc.	2,282	66
* PharMerica Corp.	6,565	65
* AMAG Pharmaceuticals Inc.	4,607	65
* Lexicon Pharmaceuticals Inc.	40,495	64
* ISTA Pharmaceuticals Inc.	7,080	64
* Array BioPharma Inc.	19,633	64
US Physical Therapy Inc.	2,622	64
* Symmetry Medical Inc.	8,081	63
* Corvel Corp.	1,380	61
* BioScrip Inc.	8,997	61
* Capital Senior Living Corp.	6,155	61
* Depomed Inc.	11,681	60
* Unilife Corp.	14,178	59
Assisted Living Concepts Inc. Class A	4,257	59
* LHC Group Inc.	3,483	58
* MAP Pharmaceuticals Inc.	4,802	57
* Navidea Biopharmaceuticals Inc.	20,806	56
* Progenics Pharmaceuticals Inc.	6,471	56
* Raptor Pharmaceutical Corp.	10,339	56
* Vical Inc.	18,889	55
* Infinity Pharmaceuticals Inc.	4,201	55
* Ligand Pharmaceuticals Inc. Class B	4,314	54
* Enzon Pharmaceuticals Inc.	8,289	53
* Antares Pharma Inc.	19,482	53
* Celldex Therapeutics Inc.	12,575	52
* Sangamo Biosciences Inc.	11,710	52
* Vanguard Health Systems Inc.	6,706	52
* AMN Healthcare Services Inc.	8,578	51
* Obagi Medical Products Inc.	4,016	50
* Clovis Oncology Inc.	2,738	49
* Sciclone Pharmaceuticals Inc.	7,643	48

* Healthways Inc.	7,344	48
* Immunomedics Inc.	14,288	47
* SurModics Inc.	3,366	47
* Tornier NV	2,366	47
* Cambrex Corp.	6,465	46
* XenoPort Inc.	7,842	46
* Oncothyreon Inc.	12,517	45
* Cell Therapeutics Inc.	49,771	45
Young Innovations Inc.	1,254	44
* RTI Biologics Inc.	12,106	43
* Furiex Pharmaceuticals Inc.	2,150	43
* Vascular Solutions Inc.	3,742	43
* Cynosure Inc. Class A	2,143	42
* Dyax Corp.	22,277	41
* IRIS International Inc.	3,876	41
* OncoGenex Pharmaceutical Inc.	3,280	41
* Pozen Inc.	5,888	41
* Cerus Corp.	11,972	40
* Almost Family Inc.	1,801	40
* MannKind Corp.	21,513	39
* Corcept Therapeutics Inc.	9,546	39
* Providence Service Corp.	2,855	38
* Vocera Communications Inc.	1,537	37
* Gentiva Health Services Inc.	6,611	37
* Geron Corp.	28,069	37
* Maxygen Inc.	6,294	36
* Palomar Medical Technologies Inc.	4,241	35
* Solta Medical Inc.	13,372	35
* Medtox Scientific Inc.	1,630	33
* Cardiovascular Systems Inc.	3,600	33
* Orexigen Therapeutics Inc.	9,731	33
* Nymox Pharmaceutical Corp.	4,380	32
* Rockwell Medical Technologies Inc.	3,656	31
* Allos Therapeutics Inc.	17,093	30
* Cadence Pharmaceuticals Inc.	11,046	30
* Novavax Inc.	23,638	30
* Aegerion Pharmaceuticals Inc.	1,970	30
* Pain Therapeutics Inc.	7,936	30
* Exactech Inc.	1,823	30
* Merge Healthcare Inc.	12,249	29
* Greenway Medical Technologies	1,706	28
* Hansen Medical Inc.	11,862	28
* Five Star Quality Care Inc.	8,963	28
* Synta Pharmaceuticals Corp.	5,760	28
* Keryx Biopharmaceuticals Inc.	15,630	28
* CryoLife Inc.	5,952	27
* Sun Healthcare Group Inc.	5,593	27
* AtriCure Inc.	3,005	27
* Cross Country Healthcare Inc.	5,943	27
* Dusa Pharmaceuticals Inc.	5,199	27
* Cytori Therapeutics Inc.	11,931	26
* Vanda Pharmaceuticals Inc.	6,021	26
* Targacept Inc.	5,884	24
* Osiris Therapeutics Inc.	3,740	24
* Endocyte Inc.	3,654	23
* Chindex International Inc.	2,479	23
* Sagent Pharmaceuticals Inc.	1,440	23

* Skilled Healthcare Group Inc.	4,127	23
* Amicus Therapeutics Inc.	4,708	22
* Astex Pharmaceuticals	12,365	22
* Uroplasty Inc.	4,675	22
* Biotime Inc.	5,370	22
* BioCryst Pharmaceuticals Inc.	6,947	22
* Pacira Pharmaceuticals Inc./DE	1,951	21
* Sucampo Pharmaceuticals Inc. Class A	2,784	20
* NewLink Genetics Corp.	1,556	20
* Fluidigm Corp.	1,420	20
* Alphatec Holdings Inc.	11,610	19
* Biospecifics Technologies Corp.	1,116	19
* AVI BioPharma Inc.	28,691	19
* Harvard Bioscience Inc.	5,101	18
* Zalicus Inc.	18,798	18
* Sunesis Pharmaceuticals Inc.	6,074	18
* Chelsea Therapeutics International Ltd.	13,051	17
National Research Corp.	406	17
* Pacific Biosciences of California Inc.	7,363	17
* SIGA Technologies Inc.	7,460	17
* Synergetics USA Inc.	4,754	17
* Codexis Inc.	5,451	17
* Biolase Inc.	6,863	16
* RadNet Inc.	6,684	16
* Medical Action Industries Inc.	3,659	16
* Ampio Pharmaceuticals Inc.	4,830	16
* Insmed Inc.	5,516	16
* Enzo Biochem Inc.	8,493	15
* Delcath Systems Inc.	10,268	15
* Metabolix Inc.	7,516	15
* ChemoCentryx Inc.	1,060	15
* Durect Corp.	18,374	15
* Nabi Biopharmaceuticals	9,507	15
* Lannett Co. Inc.	3,589	15
* GTx Inc.	4,838	14
* Anacor Pharmaceuticals Inc.	2,745	14
* Verastem Inc.	1,295	13
* Albany Molecular Research Inc.	4,987	13
* KV Pharmaceutical Co. Class A	11,531	13
* CardioNet Inc.	5,463	13
* Peregrine Pharmaceuticals Inc.	21,490	12
* Trius Therapeutics Inc.	2,315	12
* Biosante Pharmaceuticals Inc.	24,795	11
* Transcept Pharmaceuticals Inc.	1,564	11
* Savient Pharmaceuticals Inc.	15,121	11
* BioMimetic Therapeutics Inc.	4,318	11
* Epocrates Inc.	1,433	11
* Columbia Laboratories Inc.	15,457	11
* PharmAthene Inc.	8,099	10
* Cornerstone Therapeutics Inc.	1,814	10
* Zogenix Inc.	4,638	8
* Anthera Pharmaceuticals Inc.	4,202	8
* BG Medicine Inc.	1,497	8
* Bacterin International Holdings Inc.	5,438	8
* Cleveland Biolabs Inc.	5,658	7
* Cempra Inc.	868	7
* Alimera Sciences Inc.	2,454	7

* Acura Pharmaceuticals Inc.	2,356	7
* Zeltiq Aesthetics Inc.	1,466	7
* Alliance HealthCare Services Inc.	5,511	6
* Complete Genomics Inc.	2,329	5
* Pernix Therapeutics Holdings	815	5
* Horizon Pharma Inc.	1,267	5
* Neostem Inc.	10,828	5
* DynaVox Inc. Class A	2,122	3
* Stereotaxis Inc.	9,542	2
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	913	1
		31,811
Industrials (15.5%)
* Clean Harbors Inc.	10,318	640
* United Rentals Inc.	17,919	619
CLARCOR Inc.	11,103	542
* Alaska Air Group Inc.	15,782	541
* Hexcel Corp.	21,571	526
Acuity Brands Inc.	9,538	520
* Dollar Thrifty Automotive Group Inc.	6,370	520
Woodward Inc.	13,543	511
Triumph Group Inc.	8,283	496
* Teledyne Technologies Inc.	8,089	482
HEICO Corp.	11,483	478
* US Airways Group Inc.	35,680	472
Watsco Inc.	6,193	456
* Old Dominion Freight Line Inc.	10,450	455
* Genesee & Wyoming Inc. Class A	8,727	437
* Esterline Technologies Corp.	6,712	434
* Middleby Corp.	4,126	422
* Chart Industries Inc.	6,469	404
EMCOR Group Inc.	14,726	403
Robbins & Myers Inc.	8,687	396
Actuant Corp. Class A	15,117	396
AO Smith Corp.	8,380	387
* Moog Inc. Class A	10,008	380
* Advisory Board Co.	3,671	356
Mueller Industries Inc.	8,337	354
Applied Industrial Technologies Inc.	9,332	352
* EnerSys	10,506	346
* Avis Budget Group Inc.	23,123	343
* Tetra Tech Inc.	13,731	343
* Acacia Research Corp.	9,448	329
Belden Inc.	10,434	326
* Colfax Corp.	11,387	323
Curtiss-Wright Corp.	10,224	311
Rollins Inc.	13,995	297
* Geo Group Inc.	13,473	293
* FTI Consulting Inc.	9,261	292
Brady Corp. Class A	10,459	287
Healthcare Services Group Inc.	14,619	286
* Hub Group Inc. Class A	8,107	283
* JetBlue Airways Corp.	54,179	283
Barnes Group Inc.	11,994	279
Corporate Executive Board Co.	7,602	276
Raven Industries Inc.	3,981	265
* Atlas Air Worldwide Holdings Inc.	5,785	263
Deluxe Corp.	11,324	262

* Portfolio Recovery Associates Inc.	3,767	260
Simpson Manufacturing Co. Inc.	9,141	254
* Beacon Roofing Supply Inc.	10,125	252
ABM Industries Inc.	11,677	251
Franklin Electric Co. Inc.	5,124	251
Mine Safety Appliances Co.	5,981	246
* USG Corp.	15,695	242
United Stationers Inc.	9,374	237
Werner Enterprises Inc.	9,628	234
Brink's Co.	10,280	234
Herman Miller Inc.	12,587	233
HNI Corp.	9,826	227
Knight Transportation Inc.	13,400	225
* ACCO Brands Corp.	24,565	224
* RBC Bearings Inc.	4,816	223
Watts Water Technologies Inc. Class A	6,610	218
* II-VI Inc.	11,367	215
* Allegiant Travel Co. Class A	3,247	211
Titan International Inc.	9,266	208
Forward Air Corp.	6,453	205
ESCO Technologies Inc.	5,844	204
* MasTec Inc.	12,439	203
Granite Construction Inc.	8,488	195
Briggs & Stratton Corp.	11,077	187
* Swift Transportation Co.	17,400	185
UniFirst Corp./MA	3,111	178
Tennant Co.	4,206	177
* EnPro Industries Inc.	4,541	175
* Interline Brands Inc.	6,940	174
Kaman Corp.	5,773	169
Universal Forest Products Inc.	4,288	161
Amerco Inc.	1,904	160
Kaydon Corp.	7,161	160
TAL International Group Inc.	4,826	158
Heartland Express Inc.	11,076	158
Lindsay Corp.	2,760	154
Steelcase Inc. Class A	17,468	153
* Huron Consulting Group Inc.	4,877	152
* Dycom Industries Inc.	7,735	151
Cubic Corp.	3,470	151
AZZ Inc.	2,756	148
Interface Inc. Class A	11,571	147
* Blount International Inc.	10,684	146
* Orbital Sciences Corp.	12,833	144
* Korn/Ferry International	10,316	140
Knoll Inc.	10,508	139
Ceradyne Inc.	5,468	138
Quanex Building Products Corp.	8,324	137
* Exponent Inc.	2,908	137
* Aegion Corp. Class A	8,674	137
* Navigant Consulting Inc.	11,328	136
* Generac Holdings Inc.	5,475	136
* On Assignment Inc.	8,119	135
* Seaboard Corp.	68	135
McGrath RentCorp	5,338	135
NACCO Industries Inc. Class A	1,281	134
Aircastle Ltd.	12,062	134

* TrueBlue Inc.	8,806	132
* Sykes Enterprises Inc.	8,715	131
* Trimas Corp.	6,445	129
Insperity Inc.	5,031	126
* DigitalGlobe Inc.	7,776	126
CIRCOR International Inc.	3,786	122
* Astec Industries Inc.	4,379	120
G&K Services Inc. Class A	4,110	120
Mueller Water Products Inc. Class A	34,149	119
* Rush Enterprises Inc. Class A	7,117	118
* Team Inc.	4,277	114
Resources Connection Inc.	9,474	114
* Meritor Inc.	20,745	112
* RailAmerica Inc.	4,705	112
Standex International Corp.	2,743	112
* Mobile Mini Inc.	8,072	111
Albany International Corp.	6,072	111
AAR Corp.	8,728	105
* Wabash National Corp.	15,044	105
* Titan Machinery Inc.	3,394	105
Sun Hydraulics Corp.	4,405	103
Encore Wire Corp.	4,075	102
Cascade Corp.	2,024	101
* H&E Equipment Services Inc.	6,278	100
* Trex Co. Inc.	3,423	100
* Altra Holdings Inc.	5,908	99
* ICF International Inc.	4,324	97
American Science & Engineering Inc.	1,995	97
Gorman-Rupp Co.	3,364	94
* GeoEye Inc.	4,869	93
Apogee Enterprises Inc.	6,219	92
Sauer-Danfoss Inc.	2,541	92
* DXP Enterprises Inc.	1,928	91
John Bean Technologies Corp.	6,311	88
* Kforce Inc.	6,567	88
* Encore Capital Group Inc.	3,584	87
Great Lakes Dredge & Dock Corp.	13,055	85
Griffon Corp.	10,491	84
* Aerovironment Inc.	3,744	83
Textainer Group Holdings Ltd.	2,526	83
Ennis Inc.	5,779	82
SkyWest Inc.	11,616	82
* Layne Christensen Co.	4,352	82
Viad Corp.	4,538	80
* GenCorp Inc.	13,011	80
AAON Inc.	4,182	78
* Tutor Perini Corp.	6,866	77
Comfort Systems USA Inc.	8,426	77
* Saia Inc.	3,528	76
* Mistras Group Inc.	3,241	73
Primoris Services Corp.	5,956	71
* Powell Industries Inc.	1,940	71
Celadon Group Inc.	4,407	71
Arkansas Best Corp.	5,602	71
* Spirit Airlines Inc.	3,424	71
US Ecology Inc.	4,084	70
National Presto Industries Inc.	1,045	70

* Global Power Equipment Group Inc.	3,786	70
Quad/Graphics Inc.	5,494	69
Kelly Services Inc. Class A	5,925	69
Marten Transport Ltd.	3,381	69
* Gibraltar Industries Inc.	6,764	69
* Federal Signal Corp.	13,644	68
* MYR Group Inc.	4,433	67
* InnerWorkings Inc.	5,667	67
* Standard Parking Corp.	3,476	66
* Taser International Inc.	12,241	66
* Columbus McKinnon Corp./NY	4,229	65
Heidrick & Struggles International Inc.	3,974	65
* Hawaiian Holdings Inc.	11,201	65
* Wesco Aircraft Holdings Inc.	4,612	64
* EnergySolutions Inc.	17,321	61
* Capstone Turbine Corp.	58,440	60
* Greenbrier Cos. Inc.	4,346	60
* Air Transport Services Group Inc.	11,832	60
* Kadant Inc.	2,559	58
* Republic Airways Holdings Inc.	10,449	57
LB Foster Co. Class A	2,012	56
* Commercial Vehicle Group Inc.	6,321	55
* Astronics Corp.	2,153	55
* Consolidated Graphics Inc.	1,831	53
* Accuride Corp.	8,884	53
FreightCar America Inc.	2,642	52
Douglas Dynamics Inc.	4,032	52
* Odyssey Marine Exploration Inc.	15,859	51
* GP Strategies Corp.	3,217	51
Dynamic Materials Corp.	2,957	50
* CBIZ Inc.	8,815	50
Aceto Corp.	5,754	49
* CAI International Inc.	2,635	49
* Dolan Co.	6,806	49
* FuelCell Energy Inc.	35,637	48
* Kratos Defense & Security Solutions Inc.	8,835	48
* Lydall Inc.	3,815	47
Multi-Color Corp.	2,558	47
Kimball International Inc. Class B	6,855	47
CDI Corp.	2,754	46
* CRA International Inc.	2,434	46
Alamo Group Inc.	1,465	45
* American Railcar Industries Inc.	2,103	44
* Thermon Group Holdings Inc.	2,188	44
SeaCube Container Leasing Ltd.	2,432	44
* Ameresco Inc. Class A	4,106	44
Houston Wire & Cable Co.	3,836	44
* Pacer International Inc.	7,635	43
* American Reprographics Co.	8,328	43
* Michael Baker Corp.	1,843	42
* Echo Global Logistics Inc.	2,486	42
* Northwest Pipe Co.	2,048	42
* NCI Building Systems Inc.	4,286	42
Graham Corp.	2,152	41
* Quality Distribution Inc.	3,749	40
* Builders FirstSource Inc.	10,047	40
* Proto Labs Inc.	1,077	40

*	Orion Marine Group Inc.	5,945	40
*,^ American Superconductor Corp.		9,873	39
*	KEYW Holding Corp.	4,158	38
*	Pendrell Corp.	32,777	38
*	Furmanite Corp.	8,046	37
*	Swisher Hygiene Inc.	18,475	37
	Miller Industries Inc./TN	2,480	36
	American Woodmark Corp.	2,114	36
*	EnerNOC Inc.	5,597	35
	Twin Disc Inc.	1,847	35
	Insteel Industries Inc.	3,853	35
*	PMFG Inc.	4,540	35
*	Roadrunner Transportation Systems Inc.	2,042	34
*	Park-Ohio Holdings Corp.	1,858	34
*	Sterling Construction Co. Inc.	3,705	33
*	TMS International Corp. Class A	2,908	32
*	LMI Aerospace Inc.	2,049	32
*	Hurco Cos. Inc.	1,453	32
	Met-Pro Corp.	3,322	31
	Preformed Line Products Co.	553	31
*	Flow International Corp.	10,437	31
	Ampco-Pittsburgh Corp.	1,932	30
*	RPX Corp.	2,237	30
*	Casella Waste Systems Inc. Class A	5,729	29
*	Hudson Global Inc.	7,329	29
	Schawk Inc. Class A	2,513	28
*	NN Inc.	3,591	28
*	Patriot Transportation Holding Inc.	1,318	27
*	Franklin Covey Co.	2,876	27
	LSI Industries Inc.	4,162	25
*	Pike Electric Corp.	3,484	25
	Vicor Corp.	4,162	25
*	Cenveo Inc.	12,037	25
	Courier Corp.	2,228	24
*	Heritage-Crystal Clean Inc.	1,229	24
*	Genco Shipping & Trading Ltd.	7,686	24
	Intersections Inc.	2,089	24
*	Zipcar Inc.	2,179	23
*	TRC Cos. Inc.	3,850	23
*	Metalico Inc.	9,171	23
	Barrett Business Services Inc.	1,148	23
*	Energy Recovery Inc.	10,087	23
	Argan Inc.	1,698	23
	VSE Corp.	909	22
	International Shipholding Corp.	1,174	21
*	AT Cross Co. Class A	2,076	21
*	Ducommun Inc.	2,265	20
*	A123 Systems Inc.	19,739	20
*	Tecumseh Products Co. Class A	4,175	20
	NL Industries Inc.	1,471	18
*	PowerSecure International Inc.	4,078	17
*	Hill International Inc.	5,519	17
	Coleman Cable Inc.	1,879	16
	Universal Truckload Services Inc.	1,226	16
*	Fuel Tech Inc.	4,017	16
*	Active Power Inc.	17,739	14
	Baltic Trading Ltd.	3,652	14

*	Essex Rental Corp.	3,920	13
*	Valence Technology Inc.	16,432	12
*	Eagle Bulk Shipping Inc.	3,379	10
*	Broadwind Energy Inc.	27,899	8
*	Xerium Technologies Inc.	2,196	8
*,^ Excel Maritime Carriers Ltd. Class A		10,271	8
	Lawson Products Inc./DE	783	8
*	Covenant Transportation Group Inc. Class A	1,987	7
*	Satcon Technology Corp.	21,542	7
*	Omega Flex Inc.	656	7
*	UniTek Global Services Inc.	2,459	7
*	Ultrapetrol Bahamas Ltd.	4,121	6
	Compx International Inc.	275	4
*	Astronics Corp. Class B	85	2
			38,245
Information Technology (16.1%)
	Jack Henry & Associates Inc.	19,014	628
*	Concur Technologies Inc.	9,833	608
*	SolarWinds Inc.	12,549	576
*	Parametric Technology Corp.	26,233	530
*	Wright Express Corp.	8,505	477
*	Ultimate Software Group Inc.	5,690	457
*	CommVault Systems Inc.	9,699	455
*	CoStar Group Inc.	5,713	422
*	Cirrus Logic Inc.	14,594	419
	ADTRAN Inc.	14,245	416
*	Aspen Technology Inc.	18,672	413
*	FEI Co.	8,526	390
*	QLIK Technologies Inc.	16,350	372
	Anixter International Inc.	6,388	367
*	Cymer Inc.	6,721	364
	MAXIMUS Inc.	7,643	348
*	Sourcefire Inc.	6,279	346
*	Semtech Corp.	14,371	346
*	Hittite Microwave Corp.	6,902	340
*	Microsemi Corp.	19,039	336
*	ViaSat Inc.	7,990	336
*	ACI Worldwide Inc.	8,612	329
*	Convergys Corp.	23,171	323
	Fair Isaac Corp.	7,863	320
	Cognex Corp.	9,131	320
*	Arris Group Inc.	25,348	313
*	Quest Software Inc.	12,498	312
*	Veeco Instruments Inc.	8,972	311
*	ValueClick Inc.	17,308	304
	MKS Instruments Inc.	11,511	301
*	Mentor Graphics Corp.	21,208	299
*,^ VirnetX Holding Corp.		8,965	299
*	NetSuite Inc.	6,303	296
	Plantronics Inc.	9,582	288
*	Finisar Corp.	19,741	283
*	3D Systems Corp.	9,213	280
*	Liquidity Services Inc.	4,378	280
	Littelfuse Inc.	4,747	273
*	OSI Systems Inc.	4,196	268
*	Cardtronics Inc.	9,485	266
	Sapient Corp.	24,060	265

* Progress Software Corp.	13,654	262
* Aruba Networks Inc.	19,804	260
Power Integrations Inc.	6,351	259
* Cavium Inc.	10,667	258
* JDA Software Group Inc.	9,318	258
Blackbaud Inc.	9,802	253
* NETGEAR Inc.	8,061	253
* Acxiom Corp.	17,835	251
* CACI International Inc. Class A	5,806	249
Heartland Payment Systems Inc.	8,489	248
* DealerTrack Holdings Inc.	9,055	247
InterDigital Inc./PA	9,990	247
j2 Global Inc.	10,128	245
* Tyler Technologies Inc.	6,544	244
* Universal Display Corp.	8,453	238
* Coherent Inc.	5,196	229
* RF Micro Devices Inc.	60,678	229
* Entegris Inc.	29,590	228
* TiVo Inc.	26,258	224
* Stratasys Inc.	4,643	221
* Plexus Corp.	7,829	219
* MicroStrategy Inc. Class A	1,755	214
* Manhattan Associates Inc.	4,488	213
* OpenTable Inc.	5,172	205
* Euronet Worldwide Inc.	11,247	202
* LivePerson Inc.	11,569	200
EarthLink Inc.	24,164	195
* Synaptics Inc.	7,063	189
Syntel Inc.	3,384	189
* Advent Software Inc.	7,210	188
* TriQuint Semiconductor Inc.	36,068	188
* Take-Two Interactive Software Inc.	16,146	186
* OmniVision Technologies Inc.	11,494	186
* Standard Microsystems Corp.	5,054	185
* SYNNEX Corp.	5,524	184
* Integrated Device Technology Inc.	32,539	179
* ScanSource Inc.	5,932	178
* Benchmark Electronics Inc.	12,699	172
* Kenexa Corp.	5,800	169
* Ultratech Inc.	5,523	167
* Kulicke & Soffa Industries Inc.	15,815	166
* FARO Technologies Inc.	3,589	166
* Netscout Systems Inc.	8,203	164
Cabot Microelectronics Corp.	5,166	162
* Websense Inc.	8,279	154
NIC Inc.	14,051	153
Tessera Technologies Inc.	11,227	153
* Diodes Inc.	7,756	152
* Electronics for Imaging Inc.	10,252	151
* Volterra Semiconductor Corp.	5,394	150
* Unisys Corp.	9,452	149
* Infinera Corp.	22,961	147
Loral Space & Communications Inc.	2,401	145
* Insight Enterprises Inc.	9,637	144
* LogMeIn Inc.	4,475	143
* Ancestry.com Inc.	6,605	142
* Rogers Corp.	3,508	141

* Bottomline Technologies Inc.	7,888	141
* ATMI Inc.	6,950	139
Brooks Automation Inc.	14,527	136
* BroadSoft Inc.	4,952	135
* Verint Systems Inc.	4,652	134
MTS Systems Corp.	3,427	132
* Constant Contact Inc.	6,472	131
* SS&C Technologies Holdings Inc.	5,539	131
* Emulex Corp.	19,275	130
* comScore Inc.	7,002	127
* Sanmina-SCI Corp.	17,684	126
* CSG Systems International Inc.	7,601	125
* RealPage Inc.	7,014	125
* Rofin-Sinar Technologies Inc.	6,247	124
* Monolithic Power Systems Inc.	6,578	124
Comtech Telecommunications Corp.	4,176	121
* Advanced Energy Industries Inc.	8,819	120
* Digital River Inc.	8,200	120
Badger Meter Inc.	3,307	119
* Spansion Inc. Class A	11,050	119
* Lattice Semiconductor Corp.	25,873	118
Pegasystems Inc.	3,653	113
* Sonus Networks Inc.	46,344	113
Mantech International Corp./VA Class A	5,120	112
* iGATE Corp.	6,795	111
* InfoSpace Inc.	8,683	111
* Harmonic Inc.	25,211	111
Ebix Inc.	6,330	110
* GT Advanced Technologies Inc.	25,982	109
Micrel Inc.	11,075	108
* RealD Inc.	9,018	108
* Monotype Imaging Holdings Inc.	7,856	108
* Measurement Specialties Inc.	3,286	107
Park Electrochemical Corp.	4,553	107
* TTM Technologies Inc.	11,413	105
* Dice Holdings Inc.	10,654	105
Forrester Research Inc.	3,233	104
* Synchronoss Technologies Inc.	5,803	104
* Rambus Inc.	21,566	104
* Web.com Group Inc.	6,420	102
* TNS Inc.	5,593	100
* Global Cash Access Holdings Inc.	14,166	100
* DTS Inc./CA	3,614	100
* Super Micro Computer Inc.	6,215	99
* Newport Corp.	8,229	98
* Quantum Corp.	49,505	97
* Accelrys Inc.	12,236	95
* Amkor Technology Inc.	19,744	93
* Ixia	8,497	90
Black Box Corp.	3,980	89
* Ceva Inc.	5,062	88
* Procera Networks Inc.	4,205	88
* Bankrate Inc.	5,051	88
* Higher One Holdings Inc.	6,739	86
* Cray Inc.	8,013	86
* TeleTech Holdings Inc.	5,630	84
* Internap Network Services Corp.	11,619	83

* Interactive Intelligence Group Inc.	3,164	82
* ExlService Holdings Inc.	3,757	81
OPNET	3,208	80
* Mercury Computer Systems Inc.	6,702	79
* Photronics Inc.	13,098	79
* Intermec Inc.	13,218	78
United Online Inc.	19,674	78
* Silicon Image Inc.	17,524	77
EPIQ Systems Inc.	7,001	77
* Entropic Communications Inc.	19,015	76
* LTX-Credence Corp.	10,764	76
Cass Information Systems Inc.	2,066	76
* Extreme Networks	20,281	76
* Applied Micro Circuits Corp.	14,083	75
* MIPS Technologies Inc. Class A	11,541	74
* Move Inc.	8,858	73
* Brightpoint Inc.	14,977	73
* PROS Holdings Inc.	4,785	72
Xyratex Ltd.	6,279	72
CTS Corp.	7,561	71
* Calix Inc.	8,672	70
* Checkpoint Systems Inc.	8,905	70
* Nanometrics Inc.	4,434	69
* FormFactor Inc.	11,201	67
* GSI Group Inc.	5,677	66
* OCZ Technology Group Inc.	14,578	65
* Anaren Inc.	3,363	65
* Vocus Inc.	4,002	65
* Stamps.com Inc.	2,624	64
* Exar Corp.	8,081	63
* Power-One Inc.	15,017	62
* PLX Technology Inc.	9,771	62
Methode Electronics Inc.	8,055	61
* Perficient Inc.	5,311	60
* Rudolph Technologies Inc.	6,887	59
* Jive Software Inc.	3,462	58
* Zygo Corp.	3,493	58
* Demandware Inc.	1,853	58
* Sycamore Networks Inc.	4,347	58
Electro Rent Corp.	4,124	57
* STEC Inc.	8,023	57
* Kemet Corp.	9,723	56
* NVE Corp.	1,067	55
* Integrated Silicon Solution Inc.	5,909	55
* Actuate Corp.	8,263	55
* Oplink Communications Inc.	4,290	55
* IXYS Corp.	5,306	55
* Saba Software Inc.	6,541	55
Electro Scientific Industries Inc.	4,925	54
* XO Group Inc.	5,944	52
* Globecomm Systems Inc.	4,925	52
* LeCroy Corp.	3,660	52
* Fabrinet	4,440	52
* Symmetricom Inc.	9,389	51
* Glu Mobile Inc.	11,054	51
* SPS Commerce Inc.	1,841	51
* Digi International Inc.	5,622	51

* CIBER Inc.	14,161	51
* Guidewire Software Inc.	1,953	51
* Deltek Inc.	4,815	51
* Cornerstone OnDemand Inc.	2,512	50
Cohu Inc.	5,361	50
Daktronics Inc.	7,618	50
* Envestnet Inc.	4,141	49
* Multi-Fineline Electronix Inc.	1,956	48
* Tangoe Inc.	2,500	48
* Virtusa Corp.	3,275	48
Keynote Systems Inc.	3,242	47
* Seachange International Inc.	5,783	47
* Avid Technology Inc.	6,522	47
* QuinStreet Inc.	5,710	46
* PDF Solutions Inc.	5,174	46
* Kopin Corp.	14,671	45
Unwired Planet Inc.	18,651	44
DDi Corp.	3,331	43
* SciQuest Inc.	2,727	43
* ModusLink Global Solutions Inc.	9,533	43
* Maxwell Technologies Inc.	6,160	43
* ShoreTel Inc.	10,168	43
* VASCO Data Security International Inc.	6,088	43
* Sigma Designs Inc.	7,086	42
* Supertex Inc.	2,260	42
* Active Network Inc.	2,957	42
* Lionbridge Technologies Inc.	13,761	41
* Pericom Semiconductor Corp.	5,202	41
RealNetworks Inc.	4,613	41
* Bazaarvoice Inc.	2,345	41
* Inphi Corp.	4,834	40
* Silicon Graphics International Corp.	6,820	40
* Computer Task Group Inc.	3,287	40
American Software Inc./Georgia Class A	4,990	40
Bel Fuse Inc. Class B	2,355	38
* Intevac Inc.	5,077	38
* Imation Corp.	6,698	38
* Vishay Precision Group Inc.	2,725	38
* Limelight Networks Inc.	13,897	38
Richardson Electronics Ltd./United States	3,152	36
* Immersion Corp.	6,407	36
* Ubiquiti Networks Inc.	1,880	35
* Aviat Networks Inc.	13,532	35
Digimarc Corp.	1,395	34
* Rubicon Technology Inc.	3,884	34
* Zix Corp.	13,542	33
* Rosetta Stone Inc.	2,381	33
* Callidus Software Inc.	6,509	32
* KVH Industries Inc.	3,376	32
* MoneyGram International Inc.	2,312	32
* DSP Group Inc.	4,997	31
* Imperva Inc.	1,204	31
* M/A-COM Technology Solutions Holdings Inc.	1,853	31
* Ultra Clean Holdings	5,144	31
* ANADIGICS Inc.	15,309	30
* Alpha & Omega Semiconductor Ltd.	3,340	30
* Ellie Mae Inc.	1,837	30

* FSI International Inc.	8,539	30
* IntraLinks Holdings Inc.	7,187	29
* ServiceSource International Inc.	2,378	29
* support.com Inc.	11,031	28
* PRGX Global Inc.	4,210	28
* Oclaro Inc.	11,034	28
* Aeroflex Holding Corp.	4,331	28
* Agilysys Inc.	3,840	28
* Angie's List Inc.	2,186	28
* Travelzoo Inc.	1,193	28
* KIT Digital Inc.	8,461	28
* AXT Inc.	7,095	27
* Echelon Corp.	7,455	26
* Axcelis Technologies Inc.	23,369	26
* Hackett Group Inc.	4,947	26
* ePlus Inc.	791	25
* Westell Technologies Inc. Class A	11,453	25
* Mindspeed Technologies Inc.	7,961	25
* Guidance Software Inc.	3,006	25
* STR Holdings Inc.	6,449	25
* SRS Labs Inc.	2,693	24
* Radisys Corp.	4,147	24
* AVG Technologies NV	1,773	24
* InvenSense Inc.	2,220	22
* TeleNav Inc.	3,579	22
* Responsys Inc.	2,059	21
* MoSys Inc.	7,009	21
* Emcore Corp.	4,856	20
* Numerex Corp. Class A	2,114	19
PC Connection Inc.	2,115	19
* GSI Technology Inc.	4,503	18
QAD Inc. Class A	1,471	18
Pulse Electronics Corp.	9,159	18
* FalconStor Software Inc.	6,671	18
* Wave Systems Corp. Class A	17,636	18
Marchex Inc. Class B	4,733	17
* TechTarget Inc.	3,199	17
* Demand Media Inc.	1,822	17
Rimage Corp.	2,097	16
* Brightcove Inc.	1,270	16
* MaxLinear Inc.	3,570	16
Communications Systems Inc.	1,475	16
* Dot Hill Systems Corp.	12,434	15
* TeleCommunication Systems Inc. Class A	9,978	15
* Novatel Wireless Inc.	6,972	14
* Intermolecular Inc.	2,192	14
* eMagin Corp.	4,277	13
* EPAM Systems Inc.	754	13
* Smith Micro Software Inc.	8,133	13
* Carbonite Inc.	1,634	13
* Dynamics Research Corp.	1,984	12
* Viasystems Group Inc.	629	12
* Millennial Media Inc.	876	12
* Identive Group Inc.	8,673	11
* THQ Inc.	16,226	11
* ExactTarget Inc.	514	10
* Amtech Systems Inc.	2,169	10

* Opnext Inc.	9,246	10
* NeoPhotonics Corp.	2,044	8
* Microvision Inc.	3,012	8
* Powerwave Technologies Inc.	7,286	6
* NCI Inc. Class A	1,484	6
* Motricity Inc.	8,444	5
* Yelp Inc.	314	5
* Quepasa Corp.	1,605	5
* Meru Networks Inc.	2,492	4
* Splunk Inc.	95	3
* Dialogic Inc.	3,089	3
* FriendFinder Networks Inc.	555	1
* Gerber Scientific Inc. CVR	2,358	—
		39,670
Materials (4.4%)
NewMarket Corp.	1,985	414
Sensient Technologies Corp.	11,032	403
Olin Corp.	17,551	336
* Coeur d'Alene Mines Corp.	19,740	334
HB Fuller Co.	10,886	331
* Chemtura Corp.	21,209	320
Eagle Materials Inc.	9,799	315
* Louisiana-Pacific Corp.	29,106	274
PolyOne Corp.	20,569	272
Hecla Mining Co.	61,494	261
Minerals Technologies Inc.	4,023	255
Buckeye Technologies Inc.	8,786	243
Innophos Holdings Inc.	4,767	241
Schweitzer-Mauduit International Inc.	3,548	237
* Georgia Gulf Corp.	7,462	222
* SunCoke Energy Inc.	15,556	218
* Stillwater Mining Co.	25,315	215
Worthington Industries Inc.	11,809	192
Balchem Corp.	6,337	184
* Graphic Packaging Holding Co.	35,106	174
Kaiser Aluminum Corp.	3,577	172
* Calgon Carbon Corp.	12,402	166
Gold Resource Corp.	6,239	165
Globe Specialty Metals Inc.	13,844	162
Stepan Co.	1,781	161
Texas Industries Inc.	5,004	160
Koppers Holdings Inc.	4,526	159
* Clearwater Paper Corp.	5,060	159
AMCOL International Corp.	5,351	150
PH Glatfelter Co.	9,580	145
A Schulman Inc.	6,777	145
* RTI International Metals Inc.	6,631	139
* Innospec Inc.	5,207	138
Haynes International Inc.	2,681	137
* Kraton Performance Polymers Inc.	7,005	134
* KapStone Paper and Packaging Corp.	8,580	132
American Vanguard Corp.	4,906	132
Deltic Timber Corp.	2,371	132
Boise Inc.	18,956	131
* OM Group Inc.	6,810	124
Quaker Chemical Corp.	2,813	118
* Flotek Industries Inc.	10,967	117

* Thompson Creek Metals Co. Inc.	33,556	115
* LSB Industries Inc.	4,034	112
Myers Industries Inc.	6,582	111
Wausau Paper Corp.	10,845	100
Materion Corp.	4,483	99
* TPC Group Inc.	2,913	92
Neenah Paper Inc.	3,456	90
* Horsehead Holding Corp.	9,604	85
* Ferro Corp.	19,082	85
* Century Aluminum Co.	11,374	80
Tredegar Corp.	5,306	72
* Omnova Solutions Inc.	9,937	72
Zep Inc.	4,819	68
* Universal Stainless & Alloy	1,568	63
Hawkins Inc.	1,909	63
* Headwaters Inc.	13,393	62
* Golden Star Resources Ltd.	57,275	61
* Paramount Gold and Silver Corp.	27,767	60
* McEwen Mining Inc.	22,872	54
* Zoltek Cos. Inc.	6,102	51
* Vista Gold Corp.	15,452	45
* Landec Corp.	5,889	43
FutureFuel Corp.	4,123	41
* AM Castle & Co.	3,662	40
Noranda Aluminum Holding Corp.	4,916	38
* Metals USA Holdings Corp.	2,585	37
* General Moly Inc.	14,967	37
Olympic Steel Inc.	1,998	33
* AEP Industries Inc.	945	33
* US Silica Holdings Inc.	2,407	29
KMG Chemicals Inc.	1,542	26
* Spartech Corp.	6,564	25
* United States Lime & Minerals Inc.	494	22
* Midway Gold Corp.	18,512	22
* Jaguar Mining Inc.	18,345	22
* Golden Minerals Co.	6,107	21
* Senomyx Inc.	8,632	20
* GSE Holding Inc.	1,810	20
* Revett Minerals Inc.	5,490	18
* Handy & Harman Ltd.	1,270	17
Chase Corp.	1,408	16
* Verso Paper Corp.	3,551	4
		10,823
Telecommunication Services (0.8%)
* AboveNet Inc.	5,109	426
* Cogent Communications Group Inc.	10,098	179
* Cincinnati Bell Inc.	43,661	155
* Premiere Global Services Inc.	11,511	96
* Neutral Tandem Inc.	6,979	95
Consolidated Communications Holdings Inc.	5,742	85
* Iridium Communications Inc.	9,696	82
* Leap Wireless International Inc.	13,489	78
Atlantic Tele-Network Inc.	2,042	67
SureWest Communications	3,089	66
NTELOS Holdings Corp.	3,302	63
USA Mobility Inc.	4,865	60
Shenandoah Telecommunications Co.	5,316	57

* 8x8 Inc.	13,825	56
* Vonage Holdings Corp.	30,467	56
* General Communication Inc. Class A	8,137	52
* Cbeyond Inc.	6,211	37
* inContact Inc.	6,903	36
* Towerstream Corp.	9,406	34
Lumos Networks Corp.	3,310	34
HickoryTech Corp.	2,859	27
* Fairpoint Communications Inc.	4,822	26
IDT Corp. Class B	2,990	25
* ORBCOMM Inc.	7,431	24
Alaska Communications Systems Group Inc.	9,666	19
* Boingo Wireless Inc.	1,258	12
* Globalstar Inc.	23,200	8
		1,955
Utilities (3.5%)
Cleco Corp.	13,430	549
Piedmont Natural Gas Co. Inc.	15,805	479
WGL Holdings Inc.	11,282	439
IDACORP Inc.	10,917	429
Southwest Gas Corp.	10,099	424
Portland General Electric Co.	16,596	417
New Jersey Resources Corp.	9,134	383
UIL Holdings Corp.	11,128	376
Atlantic Power Corp.	25,065	334
UNS Energy Corp.	8,868	332
PNM Resources Inc.	17,544	327
Avista Corp.	12,693	323
South Jersey Industries Inc.	6,597	319
Black Hills Corp.	9,709	312
ALLETE Inc.	7,427	290
El Paso Electric Co.	9,274	285
NorthWestern Corp.	7,985	284
Northwest Natural Gas Co.	5,874	272
MGE Energy Inc.	5,078	229
CH Energy Group Inc.	3,415	224
Laclede Group Inc.	4,923	188
Empire District Electric Co.	9,176	184
Otter Tail Corp.	7,920	167
California Water Service Group	9,171	160
American States Water Co.	4,100	151
Central Vermont Public Service Corp.	2,951	104
Chesapeake Utilities Corp.	2,117	90
Ormat Technologies Inc.	3,998	81
Unitil Corp.	3,029	81
SJW Corp.	3,068	71
Middlesex Water Co.	3,441	63
Connecticut Water Service Inc.	1,891	53
York Water Co.	2,774	47
Artesian Resources Corp. Class A	1,559	29
Consolidated Water Co. Ltd.	3,163	24
Genie Energy Ltd. Class B	2,979	20
* Cadiz Inc.	2,629	20
* Dynegy Inc. Class A	20,560	10
		8,570
Total Common Stocks (Cost $255,779)		246,468

	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.148%		385,902	386

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.145%	9/17/12	100,000	100
Total Temporary Cash Investments (Cost $486)				486
Total Investments (100.1%) (Cost $256,265)				246,954
Other Assets and Liabilities-Net (-0.1%)[3]				(342)
Net Assets (100%)				246,612

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $362,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $386,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

Russell 2000 Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	246,460	7	1
Temporary Cash Investments	386	100	—
Total	246,846	107	1

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2012	2	152	(14)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2012, the cost of investment securities for tax purposes was $256,265,000. Net unrealized depreciation of investment securities for tax purposes was $9,311,000, consisting of unrealized gains of $15,627,000 on securities that had risen in value since their purchase and $24,938,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.2%)
Consumer Discretionary (12.3%)
Rent-A-Center Inc.	1,211	41
Men's Wearhouse Inc.	879	32
* Cabela's Inc.	891	31
* Genesco Inc.	444	30
* Gaylord Entertainment Co.	732	28
* Collective Brands Inc.	1,287	27
* Live Nation Entertainment Inc.	2,907	27
* Fifth & Pacific Co. Inc.	2,142	26
Bob Evans Farms Inc.	623	25
Group 1 Automotive Inc.	471	25
* Children's Place Retail Stores Inc.	514	24
* Saks Inc.	2,382	23
Domino's Pizza Inc.	743	23
Penske Automotive Group Inc.	919	23
* Iconix Brand Group Inc.	1,505	23
Pier 1 Imports Inc.	1,380	22
* Jack in the Box Inc.	863	22
MDC Holdings Inc.	776	22
Meredith Corp.	747	22
Regis Corp.	1,188	22
Ryland Group Inc.	921	21
* Helen of Troy Ltd.	634	20
* New York Times Co. Class A	2,816	19
* Charming Shoppes Inc.	2,429	18
* Meritage Homes Corp.	582	17
* Orient-Express Hotels Ltd. Class A	1,969	17
* Asbury Automotive Group Inc.	607	16
Jones Group Inc.	1,658	16
* Ascent Capital Group Inc. Class A	299	16
Finish Line Inc. Class A	744	15
* La-Z-Boy Inc.	1,080	15
Scholastic Corp.	550	15
International Speedway Corp. Class A	614	15
* Skechers U.S.A. Inc. Class A	791	13
Sonic Automotive Inc. Class A	838	12
* Office Depot Inc.	5,729	12
* Pinnacle Entertainment Inc.	1,220	12
* Standard Pacific Corp.	2,248	12
KB Home	1,595	12
Matthews International Corp. Class A	382	11
Churchill Downs Inc.	189	11
Stage Stores Inc.	656	11
Lithia Motors Inc. Class A	452	11
Fred's Inc. Class A	787	11
JAKKS Pacific Inc.	557	10
* American Axle & Manufacturing Holdings Inc.	1,101	10
Movado Group Inc.	368	10
Pep Boys-Manny Moe & Jack	1,095	10
Brown Shoe Co. Inc.	851	10

* Barnes & Noble Inc.	612	10
* Ruby Tuesday Inc.	1,334	10
Stewart Enterprises Inc. Class A	1,534	9
* Arctic Cat Inc.	256	9
* LeapFrog Enterprises Inc.	885	9
Core-Mark Holding Co. Inc.	210	9
* Boyd Gaming Corp.	1,165	9
* OfficeMax Inc.	1,816	9
Hot Topic Inc.	889	9
* Biglari Holdings Inc.	22	9
American Greetings Corp. Class A	600	8
Superior Industries International Inc.	500	8
Sinclair Broadcast Group Inc. Class A	988	8
Harte-Hanks Inc.	952	8
Blyth Inc.	105	8
Belo Corp. Class A	1,338	8
Callaway Golf Co.	1,373	8
* Quiksilver Inc.	2,728	7
* Carter's Inc.	134	7
Ethan Allen Interiors Inc.	316	7
* Beazer Homes USA Inc.	2,642	7
* Multimedia Games Holding Co. Inc.	543	7
Vail Resorts Inc.	152	7
* Caesars Entertainment Corp.	529	6
* Drew Industries Inc.	238	6
* EW Scripps Co. Class A	678	6
* Modine Manufacturing Co.	938	6
* Shoe Carnival Inc.	278	6
* Cavco Industries Inc.	138	6
* Warnaco Group Inc.	129	6
* M/I Homes Inc.	378	6
Marcus Corp.	411	5
* Smith & Wesson Holding Corp.	803	5
Standard Motor Products Inc.	397	5
* Wet Seal Inc. Class A	1,818	5
* Fisher Communications Inc.	179	5
* Fuel Systems Solutions Inc.	341	5
Benihana Inc. Class A	314	5
bebe stores inc	774	5
* Conn's Inc.	275	5
* Scientific Games Corp. Class A	558	5
Haverty Furniture Cos. Inc.	379	5
* Perry Ellis International Inc.	242	5
* MarineMax Inc.	469	5
* Central European Media Enterprises Ltd. Class A	738	4
* Corinthian Colleges Inc.	1,570	4
* Citi Trends Inc.	302	4
Cinemark Holdings Inc.	174	4
* Stein Mart Inc.	554	4
* Select Comfort Corp.	144	4
Speedway Motorsports Inc.	238	4
* Ruth's Hospitality Group Inc.	589	4
* America's Car-Mart Inc.	88	4
Columbia Sportswear Co.	78	4
* hhgregg Inc.	346	4
* Journal Communications Inc. Class A	870	4
* Kirkland's Inc.	337	4

* Tuesday Morning Corp.	868	4
* VOXX International Corp. Class A	364	4
* Cost Plus Inc.	159	4
* Life Time Fitness Inc.	81	3
* Talbots Inc.	1,408	3
* Black Diamond Inc.	378	3
Weyco Group Inc.	144	3
* Hovnanian Enterprises Inc. Class A	1,767	3
* Shuffle Master Inc.	207	3
* Francesca's Holdings Corp.	134	3
CSS Industries Inc.	164	3
* West Marine Inc.	298	3
* Unifi Inc.	281	3
Spartan Motors Inc.	672	3
* Steinway Musical Instruments Inc.	133	3
Mac-Gray Corp.	240	3
Big 5 Sporting Goods Corp.	443	3
* Town Sports International Holdings Inc.	238	3
* Exide Technologies	1,171	3
Lincoln Educational Services Corp.	455	3
* Mattress Firm Holding Corp.	77	3
* Casual Male Retail Group Inc.	849	3
* Saga Communications Inc. Class A	73	3
* McClatchy Co. Class A	1,163	3
* Red Lion Hotels Corp.	296	3
* Systemax Inc.	206	2
* Universal Electronics Inc.	187	2
* Entercom Communications Corp. Class A	488	2
* Denny's Corp.	551	2
Dana Holding Corp.	175	2
Lifetime Brands Inc.	200	2
* Isle of Capri Casinos Inc.	411	2
RG Barry Corp.	156	2
* Luby's Inc.	378	2
Outdoor Channel Holdings Inc.	291	2
* Delta Apparel Inc.	129	2
* New York & Co. Inc.	513	2
* Monarch Casino & Resort Inc.	190	2
PF Chang's China Bistro Inc.	34	2
* Johnson Outdoors Inc. Class A	94	2
* Cumulus Media Inc. Class A	608	2
* Caribou Coffee Co. Inc.	143	2
* Sealy Corp.	996	2
* Skullcandy Inc.	126	2
Martha Stewart Living Omnimedia Class A	547	2
* LIN TV Corp. Class A	549	2
* K-Swiss Inc. Class A	528	2
* Orbitz Worldwide Inc.	431	2
* Kenneth Cole Productions Inc. Class A	103	2
Cracker Barrel Old Country Store Inc.	25	2
* Build-A-Bear Workshop Inc.	337	2
* Zale Corp.	648	2
AH Belo Corp. Class A	376	1
Texas Roadhouse Inc. Class A	82	1
* 1-800-Flowers.com Inc. Class A	494	1
* Gray Television Inc.	998	1
Ambassadors Group Inc.	275	1

* Pacific Sunwear of California Inc.	956	1
Bon-Ton Stores Inc.	248	1
* Teavana Holdings Inc.	96	1
* Morgans Hotel Group Co.	283	1
* Digital Generation Inc.	129	1
* Coldwater Creek Inc.	1,452	1
* Nexstar Broadcasting Group Inc. Class A	176	1
Shiloh Industries Inc.	109	1
* Motorcar Parts of America Inc.	244	1
* Red Robin Gourmet Burgers Inc.	32	1
* Crown Media Holdings Inc. Class A	671	1
* Furniture Brands International Inc.	845	1
* School Specialty Inc.	325	1
* Knology Inc.	45	1
Christopher & Banks Corp.	721	1
* Summer Infant Inc.	275	1
Skyline Corp.	139	1
Entravision Communications Corp. Class A	383	1
World Wrestling Entertainment Inc. Class A	57	—
Marine Products Corp.	84	—
* Cambium Learning Group Inc.	334	—
* Valuevision Media Inc. Class A	166	—
Einstein Noah Restaurant Group Inc.	16	—
Cherokee Inc.	22	—
* Digital Domain Media Group Inc.	35	—
* Dial Global Inc.	83	—
* Gordmans Stores Inc.	5	—
* Global Sources Ltd.	10	—
Value Line Inc.	3	—
		1,426
Consumer Staples (3.0%)
* Hain Celestial Group Inc.	555	31
Sanderson Farms Inc.	464	25
Snyders-Lance Inc.	970	25
Universal Corp.	480	22
Fresh Del Monte Produce Inc.	753	18
* Harris Teeter Supermarkets Inc.	467	17
* TreeHouse Foods Inc.	301	17
Andersons Inc.	385	17
* Rite Aid Corp.	11,229	15
* Prestige Brands Holdings Inc.	1,042	14
B&G Foods Inc. Class A	436	10
* Pilgrim's Pride Corp.	1,252	10
Weis Markets Inc.	234	10
Cal-Maine Foods Inc.	273	10
Spartan Stores Inc.	483	8
* Central Garden and Pet Co. Class A	851	8
* Central European Distribution Corp.	1,465	6
* Susser Holdings Corp.	191	6
* Pantry Inc.	429	5
* Dole Food Co. Inc.	588	5
Vector Group Ltd.	307	5
* Alliance One International Inc.	1,754	5
Nash Finch Co.	244	5
* Chiquita Brands International Inc.	915	5
* Seneca Foods Corp. Class A	186	4
Ingles Markets Inc. Class A	254	4

* Smart Balance Inc.	631	4
* Revlon Inc. Class A	219	3
* Elizabeth Arden Inc.	93	3
Village Super Market Inc. Class A	127	3
* Schiff Nutrition International Inc.	176	3
* Nutraceutical International Corp.	186	3
Roundy's Inc.	247	3
* Spectrum Brands Holdings Inc.	70	2
* Omega Protein Corp.	352	2
* Chefs' Warehouse Inc.	91	2
Oil-Dri Corp. of America	86	2
Imperial Sugar Co.	247	2
* Craft Brew Alliance Inc.	163	1
Alico Inc.	50	1
Griffin Land & Nurseries Inc.	50	1
* Star Scientific Inc.	246	1
* Farmer Bros Co.	129	1
* Harbinger Group Inc.	182	1
Tootsie Roll Industries Inc.	38	1
Arden Group Inc.	9	1
MGP Ingredients Inc.	225	1
* Primo Water Corp.	96	—
		348
Energy (4.3%)
* Helix Energy Solutions Group Inc.	2,186	37
Bristow Group Inc.	750	30
* SemGroup Corp. Class A	868	26
World Fuel Services Corp.	632	24
* Hornbeck Offshore Services Inc.	639	21
* Petroleum Development Corp.	751	19
* Bill Barrett Corp.	904	17
* Swift Energy Co.	876	17
* Cloud Peak Energy Inc.	1,001	16
* Exterran Holdings Inc.	1,324	15
* Comstock Resources Inc.	986	15
Ship Finance International Ltd.	941	15
* Gulfmark Offshore Inc.	404	14
Nordic American Tankers Ltd.	1,104	14
* Parker Drilling Co.	2,423	12
* Newpark Resources Inc.	1,756	10
* Energy Partners Ltd.	612	10
* GeoResources Inc.	262	9
* TETRA Technologies Inc.	1,432	9
* Hercules Offshore Inc.	2,718	9
* Vaalco Energy Inc.	971	8
* Endeavour International Corp.	787	8
* PHI Inc.	263	6
Gulf Island Fabrication Inc.	247	6
Overseas Shipholding Group Inc.	536	6
* Vantage Drilling Co.	3,518	5
Penn Virginia Corp.	920	5
Frontline Ltd.	1,038	5
* BPZ Resources Inc.	1,559	5
* Matrix Service Co.	449	5
Delek US Holdings Inc.	287	5
Teekay Tankers Ltd. Class A	1,065	4
* Petroquest Energy Inc.	864	4

* Harvest Natural Resources Inc.	775	4
* Venoco Inc.	456	4
* Approach Resources Inc.	150	4
* Heckmann Corp.	1,225	4
Knightsbridge Tankers Ltd.	443	4
* Scorpio Tankers Inc.	690	4
* Willbros Group Inc.	638	4
* Natural Gas Services Group Inc.	246	3
* Dawson Geophysical Co.	116	3
* Green Plains Renewable Energy Inc.	367	3
* Key Energy Services Inc.	262	3
* Warren Resources Inc.	1,207	3
* Miller Energy Resources Inc.	626	3
* Triangle Petroleum Corp.	449	2
* REX American Resources Corp.	124	2
* Mitcham Industries Inc.	116	2
* Gastar Exploration Ltd.	1,169	2
* C&J Energy Services Inc.	115	2
* Pioneer Drilling Co.	265	2
* Cal Dive International Inc.	738	2
* Sanchez Energy Corp.	75	2
* James River Coal Co.	716	2
* Crimson Exploration Inc.	440	2
* USEC Inc.	2,338	2
* Rex Energy Corp.	147	2
* Union Drilling Inc.	306	1
* Tesco Corp.	114	1
* Bonanza Creek Energy Inc.	75	1
Crosstex Energy Inc.	87	1
* GMX Resources Inc.	1,181	1
Western Refining Inc.	59	1
* US Energy Corp. Wyoming	492	1
* Westmoreland Coal Co.	146	1
* Matador Resources Co.	104	1
DHT Holdings Inc.	1,298	1
* KiOR Inc.	96	1
* CAMAC Energy Inc.	1,158	1
* Solazyme Inc.	69	1
* L&L Energy Inc.	449	1
* Ceres Inc.	52	1
Alon USA Energy Inc.	57	1
* Voyager Oil & Gas Inc.	257	1
* Renewable Energy Group Inc.	65	—
* Ur-Energy Inc.	419	—
* Patriot Coal Corp.	123	—
Hallador Energy Co.	7	—
		498
Financials (38.9%)
BioMed Realty Trust Inc.	3,196	58
National Retail Properties Inc.	2,152	57
MFA Financial Inc.	7,400	56
Hatteras Financial Corp.	1,970	56
ProAssurance Corp.	632	56
Post Properties Inc.	1,097	53
LaSalle Hotel Properties	1,753	48
Hancock Holding Co.	1,572	48
Starwood Property Trust Inc.	2,351	47

Two Harbors Investment Corp.	4,348	45
Invesco Mortgage Capital Inc.	2,377	43
Prosperity Bancshares Inc.	966	41
* SVB Financial Group	688	41
Entertainment Properties Trust	961	40
Colonial Properties Trust	1,825	39
American Campus Communities Inc.	860	38
Alterra Capital Holdings Ltd.	1,683	37
Extra Space Storage Inc.	1,309	37
Susquehanna Bancshares Inc.	3,814	37
CBL & Associates Properties Inc.	2,103	37
FirstMerit Corp.	2,250	36
Healthcare Realty Trust Inc.	1,608	35
DiamondRock Hospitality Co.	3,448	34
First American Financial Corp.	2,167	34
Kilroy Realty Corp.	714	33
UMB Financial Corp.	660	32
Trustmark Corp.	1,318	32
* Ocwen Financial Corp.	1,978	32
CYS Investments Inc.	2,301	32
* CNO Financial Group Inc.	4,568	31
Umpqua Holdings Corp.	2,362	30
* Texas Capital Bancshares Inc.	776	30
Webster Financial Corp.	1,484	30
FNB Corp.	2,832	30
Apollo Investment Corp.	4,037	30
Iberiabank Corp.	616	30
DCT Industrial Trust Inc.	5,060	29
CubeSmart	2,530	29
Washington REIT	1,012	29
Sovran Self Storage Inc.	576	28
Prospect Capital Corp.	2,545	27
Cathay General Bancorp	1,640	27
United Bankshares Inc.	1,049	27
Platinum Underwriters Holdings Ltd.	738	27
BancorpSouth Inc.	1,947	26
* Knight Capital Group Inc. Class A	2,072	26
Capstead Mortgage Corp.	1,889	26
ARMOUR Residential REIT Inc.	3,716	26
RLI Corp.	375	25
Medical Properties Trust Inc.	2,769	25
* Sunstone Hotel Investors Inc.	2,473	25
Wintrust Financial Corp.	718	24
Pebblebrook Hotel Trust	1,066	23
Northwest Bancshares Inc.	2,018	23
Old National Bancorp	1,984	23
Montpelier Re Holdings Ltd.	1,097	23
MB Financial Inc.	1,118	23
National Penn Bancshares Inc.	2,539	23
Sun Communities Inc.	547	23
Equity One Inc.	1,102	22
Community Bank System Inc.	805	21
* First Industrial Realty Trust Inc.	1,785	21
* Stifel Financial Corp.	668	21
Glacier Bancorp Inc.	1,477	21
Education Realty Trust Inc.	1,914	21
Lexington Realty Trust	2,491	21

Hersha Hospitality Trust Class A	3,852	21
PS Business Parks Inc.	308	20
International Bancshares Corp.	1,089	20
CVB Financial Corp.	1,838	20
PennyMac Mortgage Investment Trust	1,083	20
Redwood Trust Inc.	1,620	20
* PHH Corp.	1,173	19
DuPont Fabros Technology Inc.	753	19
Anworth Mortgage Asset Corp.	2,796	19
Selective Insurance Group Inc.	1,111	19
First Financial Bancorp	1,197	18
PrivateBancorp Inc. Class A	1,242	18
* Strategic Hotels & Resorts Inc.	2,913	18
Cash America International Inc.	404	18
Provident Financial Services Inc.	1,250	17
Park National Corp.	266	17
LTC Properties Inc.	516	17
NorthStar Realty Finance Corp.	3,178	16
Solar Capital Ltd.	754	16
* BBCN Bancorp Inc.	1,521	16
Fifth Street Finance Corp.	1,716	16
Astoria Financial Corp.	1,802	16
Acadia Realty Trust	711	16
Symetra Financial Corp.	1,405	16
EastGroup Properties Inc.	318	16
Government Properties Income Trust	732	16
First Midwest Bancorp Inc.	1,541	16
Tower Group Inc.	762	15
Columbia Banking System Inc.	816	15
Bank of the Ozarks Inc.	505	15
Pennsylvania REIT	1,154	15
Boston Private Financial Holdings Inc.	1,600	14
Westamerica Bancorporation	322	14
PacWest Bancorp	631	14
BlackRock Kelso Capital Corp.	1,522	14
Franklin Street Properties Corp.	1,463	14
Horace Mann Educators Corp.	833	14
NBT Bancorp Inc.	714	14
Infinity Property & Casualty Corp.	260	14
Argo Group International Holdings Ltd.	494	14
Cousins Properties Inc.	1,903	14
Equity Lifestyle Properties Inc.	209	14
First Commonwealth Financial Corp.	2,190	14
National Health Investors Inc.	279	14
Hudson Pacific Properties Inc.	835	13
Home BancShares Inc.	471	13
Inland Real Estate Corp.	1,610	13
Oritani Financial Corp.	965	13
Ramco-Gershenson Properties Trust	1,107	13
American Equity Investment Life Holding Co.	1,233	13
Associated Estates Realty Corp.	824	13
* Enstar Group Ltd.	141	13
Amtrust Financial Services Inc.	443	13
* Western Alliance Bancorp	1,454	13
Retail Opportunity Investments Corp.	1,050	13
Nelnet Inc. Class A	539	13
First Potomac Realty Trust	1,048	13

* Investors Bancorp Inc.	837	13
Brookline Bancorp Inc.	1,410	12
Primerica Inc.	514	12
* Pinnacle Financial Partners Inc.	716	12
Chesapeake Lodging Trust	676	12
Independent Bank Corp.	450	12
CreXus Investment Corp.	1,196	12
Chemical Financial Corp.	575	12
Colony Financial Inc.	694	12
Triangle Capital Corp.	573	12
* National Financial Partners Corp.	874	12
Highwoods Properties Inc.	359	12
Banco Latinoamericano de Comercio Exterior SA	585	11
KBW Inc.	702	11
Main Street Capital Corp.	488	11
First Financial Bankshares Inc.	353	11
Employers Holdings Inc.	668	11
* State Bank Financial Corp.	666	11
ViewPoint Financial Group Inc.	735	11
Compass Diversified Holdings	847	11
* Greenlight Capital Re Ltd. Class A	444	11
PennantPark Investment Corp.	1,124	11
Hercules Technology Growth Capital Inc.	1,035	11
Potlatch Corp.	381	11
* Navigators Group Inc.	223	11
* AMERISAFE Inc.	391	11
Dynex Capital Inc.	1,149	11
SCBT Financial Corp.	311	11
Walter Investment Management Corp.	549	10
Safety Insurance Group Inc.	258	10
* PICO Holdings Inc.	465	10
Investors Real Estate Trust	1,443	10
S&T Bancorp Inc.	589	10
* Sterling Financial Corp.	564	10
Coresite Realty Corp.	422	10
* Forestar Group Inc.	746	10
City Holding Co.	312	10
WesBanco Inc.	492	10
RLJ Lodging Trust	564	10
* iStar Financial Inc.	1,743	10
* MGIC Investment Corp.	3,880	10
Community Trust Bancorp Inc.	296	10
United Fire Group Inc.	459	10
Ashford Hospitality Trust Inc.	1,104	9
TrustCo Bank Corp. NY	1,807	9
Berkshire Hills Bancorp Inc.	425	9
Meadowbrook Insurance Group Inc.	1,041	9
Oriental Financial Group Inc.	878	9
Sandy Spring Bancorp Inc.	514	9
Resource Capital Corp.	1,706	9
Lakeland Financial Corp.	348	9
* Hilltop Holdings Inc.	851	9
Dime Community Bancshares Inc.	665	9
Flushing Financial Corp.	672	9
Simmons First National Corp. Class A	355	8
Maiden Holdings Ltd.	1,036	8
Renasant Corp.	538	8

Monmouth Real Estate Investment Corp. Class A	797	8
Sabra Health Care REIT Inc.	548	8
Flagstone Reinsurance Holdings SA	1,057	8
Southside Bancshares Inc.	372	8
* West Coast Bancorp	415	8
Excel Trust Inc.	667	8
First Busey Corp.	1,662	8
American Capital Mortgage Investment Corp.	323	8
Urstadt Biddle Properties Inc. Class A	430	8
* Investment Technology Group Inc.	801	8
TICC Capital Corp.	774	7
* United Community Banks Inc.	890	7
Kennedy-Wilson Holdings Inc.	548	7
Campus Crest Communities Inc.	660	7
Apollo Commercial Real Estate Finance Inc.	445	7
* Piper Jaffray Cos.	319	7
Radian Group Inc.	2,794	7
Banner Corp.	359	7
* eHealth Inc.	429	7
MCG Capital Corp.	1,553	7
Tompkins Financial Corp.	186	7
Washington Trust Bancorp Inc.	288	7
Rockville Financial Inc.	595	7
* Wilshire Bancorp Inc.	1,333	7
Cardinal Financial Corp.	583	7
1st Source Corp.	307	7
* Safeguard Scientifics Inc.	417	6
First Financial Corp.	225	6
TowneBank	504	6
* Citizens Inc.	764	6
* NewStar Financial Inc.	550	6
MVC Capital Inc.	484	6
First Merchants Corp.	517	6
* ICG Group Inc.	694	6
* Hanmi Financial Corp.	639	6
FBL Financial Group Inc. Class A	235	6
Winthrop Realty Trust	578	6
Provident New York Bancorp	767	6
OneBeacon Insurance Group Ltd. Class A	447	6
* Beneficial Mutual Bancorp Inc.	670	6
Union First Market Bankshares Corp.	409	6
* Global Indemnity plc	273	6
National Western Life Insurance Co. Class A	45	6
Sterling Bancorp	624	6
StellarOne Corp.	463	6
* Ameris Bancorp	479	5
* Eagle Bancorp Inc.	338	5
Cedar Realty Trust Inc.	1,129	5
Univest Corp. of Pennsylvania	338	5
CapLease Inc.	1,371	5
* Bancorp Inc.	590	5
Kite Realty Group Trust	1,122	5
Hudson Valley Holding Corp.	314	5
* FelCor Lodging Trust Inc.	1,254	5
Capital Southwest Corp.	59	5
Bancfirst Corp.	136	5
Territorial Bancorp Inc.	240	5

Heartland Financial USA Inc.	268	5
Stewart Information Services Corp.	367	5
Camden National Corp.	155	5
* INTL. FCStone Inc.	268	5
WSFS Financial Corp.	130	5
Agree Realty Corp.	230	5
Great Southern Bancorp Inc.	205	5
Federal Agricultural Mortgage Corp.	198	5
Northfield Bancorp Inc.	343	5
* OmniAmerican Bancorp Inc.	239	5
First Connecticut Bancorp Inc.	360	5
Parkway Properties Inc.	443	5
German American Bancorp Inc.	254	5
SY Bancorp Inc.	206	5
Arrow Financial Corp.	193	5
Financial Institutions Inc.	278	5
Getty Realty Corp.	280	5
MainSource Financial Group Inc.	406	5
United Financial Bancorp Inc.	325	5
First Interstate Bancsystem Inc.	318	4
STAG Industrial Inc.	320	4
Centerstate Banks Inc.	606	4
Summit Hotel Properties Inc.	550	4
Heritage Financial Corp.	316	4
Universal Health Realty Income Trust	113	4
Trico Bancshares	284	4
CoBiz Financial Inc.	715	4
Citizens & Northern Corp.	246	4
* Franklin Financial Corp.	280	4
Republic Bancorp Inc.	200	4
Washington Banking Co.	310	4
First of Long Island Corp.	155	4
OceanFirst Financial Corp.	296	4
Calamos Asset Management Inc. Class A	383	4
RAIT Financial Trust	1,023	4
Lakeland Bancorp Inc.	457	4
National Bankshares Inc.	140	4
Peoples Bancorp Inc.	213	4
One Liberty Properties Inc.	224	4
First Community Bancshares Inc.	320	4
* Central Pacific Financial Corp.	309	4
* Virginia Commerce Bancorp Inc.	472	4
GFI Group Inc.	1,423	4
Presidential Life Corp.	437	4
Medallion Financial Corp.	373	4
Bank of Marin Bancorp	108	4
Terreno Realty Corp.	270	4
* Phoenix Cos. Inc.	2,342	4
* American Safety Insurance Holdings Ltd.	211	4
* Pacific Capital Bancorp NA	83	4
* Southwest Bancorp Inc.	392	4
* BofI Holding Inc.	198	4
CNB Financial Corp.	248	4
AG Mortgage Investment Trust Inc.	185	4
* Doral Financial Corp.	2,564	4
Arlington Asset Investment Corp. Class A	163	4
Chatham Lodging Trust	279	4

FXCM Inc. Class A	350	4
Baldwin & Lyons Inc.	169	4
Bryn Mawr Bank Corp.	173	4
State Auto Financial Corp.	259	4
Edelman Financial Group Inc.	409	4
Golub Capital BDC Inc.	241	4
* Encore Bancshares Inc.	169	4
National Interstate Corp.	139	3
Apollo Residential Mortgage Inc.	184	3
* Cowen Group Inc. Class A	1,347	3
SeaBright Holdings Inc.	403	3
Ames National Corp.	167	3
SWS Group Inc.	588	3
Fox Chase Bancorp Inc.	263	3
Glimcher Realty Trust	366	3
Pacific Continental Corp.	371	3
Gladstone Investment Corp.	445	3
Manning & Napier Inc.	233	3
First Financial Holdings Inc.	334	3
Bank Mutual Corp.	926	3
* Metro Bancorp Inc.	280	3
* 1st United Bancorp Inc.	549	3
* Taylor Capital Group Inc.	212	3
First Defiance Financial Corp.	197	3
Gladstone Capital Corp.	424	3
ESB Financial Corp.	252	3
* Park Sterling Corp.	695	3
* Bridge Capital Holdings	199	3
Alliance Financial Corp.	96	3
Mission West Properties Inc.	358	3
* Flagstar Bancorp Inc.	3,938	3
Enterprise Financial Services Corp.	277	3
Home Federal Bancorp Inc.	334	3
NGP Capital Resources Co.	436	3
* HomeStreet Inc.	90	3
Westfield Financial Inc.	418	3
Penns Woods Bancorp Inc.	78	3
Oppenheimer Holdings Inc. Class A	209	3
West Bancorporation Inc.	313	3
BankFinancial Corp.	425	3
First Bancorp	305	3
Bank of Kentucky Financial Corp.	117	3
UMH Properties Inc.	276	3
Kansas City Life Insurance Co.	87	3
* FBR & Co.	1,016	3
Solar Senior Capital Ltd.	156	3
* Heritage Commerce Corp.	419	3
Merchants Bancshares Inc.	97	3
Marlin Business Services Corp.	178	3
Center Bancorp Inc.	244	3
First Bancorp Inc.	177	3
Nicholas Financial Inc.	197	3
Kearny Financial Corp.	269	3
Medley Capital Corp.	224	3
* Zillow Inc.	63	3
Whitestone REIT Class B	190	2
Omega Healthcare Investors Inc.	115	2

Donegal Group Inc. Class A	162	2
THL Credit Inc.	187	2
Consolidated-Tomoka Land Co.	85	2
ESSA Bancorp Inc.	229	2
* Meridian Interstate Bancorp Inc.	177	2
* Suffolk Bancorp	196	2
* Harris & Harris Group Inc.	625	2
* Seacoast Banking Corp. of Florida	1,460	2
Kohlberg Capital Corp.	385	2
Sierra Bancorp	240	2
First Pactrust Bancorp Inc.	189	2
* Sun Bancorp Inc.	905	2
GAMCO Investors Inc.	51	2
New Mountain Finance Corp.	146	2
Gladstone Commercial Corp.	130	2
* AV Homes Inc.	181	2
Cohen & Steers Inc.	62	2
* Cape Bancorp Inc.	240	2
MidSouth Bancorp Inc.	147	2
Century Bancorp Inc. Class A	69	2
Enterprise Bancorp Inc.	118	2
EMC Insurance Group Inc.	92	2
JMP Group Inc.	306	2
* MPG Office Trust Inc.	988	2
* CIFC Corp.	238	2
Bridge Bancorp Inc.	89	2
Clifton Savings Bancorp Inc.	152	2
Capital City Bank Group Inc.	230	2
Independence Holding Co.	162	1
* FX Alliance Inc.	89	1
Home Loan Servicing Solutions Ltd.	104	1
Newcastle Investment Corp.	207	1
* Gleacher & Co. Inc.	1,587	1
Universal Insurance Holdings Inc.	366	1
* First Marblehead Corp.	1,111	1
Charter Financial Corp.	136	1
Roma Financial Corp.	151	1
Fidus Investment Corp.	84	1
Orrstown Financial Services Inc.	141	1
* Hallmark Financial Services	142	1
* Fortegra Financial Corp.	118	1
Gain Capital Holdings Inc.	161	1
American Assets Trust Inc.	35	1
* Capital Bank Corp.	358	1
* Virtus Investment Partners Inc.	9	1
* Cascade Bancorp	115	1
California First National Bancorp	40	1
* Imperial Holdings Inc.	69	—
Artio Global Investors Inc. Class A	58	—
		4,509
Health Care (4.9%)
* HealthSouth Corp.	1,960	38
* ViroPharma Inc.	1,458	29
* Arena Pharmaceuticals Inc.	3,829	26
* Magellan Health Services Inc.	588	25
* Amsurg Corp. Class A	647	18
* Wright Medical Group Inc.	814	16

CONMED Corp.	584	16
West Pharmaceutical Services Inc.	310	15
* Centene Corp.	390	14
* Medicines Co.	476	10
* ICU Medical Inc.	196	10
* Greatbatch Inc.	477	10
* Kindred Healthcare Inc.	1,100	9
National Healthcare Corp.	209	9
Cantel Medical Corp.	405	9
* Par Pharmaceutical Cos. Inc.	237	9
Medicis Pharmaceutical Corp. Class A	233	8
Invacare Corp.	553	8
* Idenix Pharmaceuticals Inc.	885	8
* Affymetrix Inc.	1,521	7
* Hanger Orthopedic Group Inc.	322	7
* Triple-S Management Corp. Class B	399	7
Owens & Minor Inc.	239	7
* Amedisys Inc.	594	7
* Select Medical Holdings Corp.	699	6
* Universal American Corp.	651	6
* InterMune Inc.	585	6
* AngioDynamics Inc.	503	6
* Immunogen Inc.	430	6
* PharMerica Corp.	592	6
* Molina Healthcare Inc.	225	6
* Nektar Therapeutics	848	6
Assisted Living Concepts Inc. Class A	394	5
* AMAG Pharmaceuticals Inc.	380	5
* Affymax Inc.	367	5
* LHC Group Inc.	302	5
* Theravance Inc.	230	5
* Enzon Pharmaceuticals Inc.	712	5
* Omnicell Inc.	347	5
* Healthways Inc.	684	5
Analogic Corp.	66	4
* SurModics Inc.	307	4
* Cambrex Corp.	593	4
* Symmetry Medical Inc.	549	4
* Hi-Tech Pharmacal Co. Inc.	145	4
* Celldex Therapeutics Inc.	1,004	4
* Cynosure Inc. Class A	207	4
* Lexicon Pharmaceuticals Inc.	2,521	4
* Furiex Pharmaceuticals Inc.	200	4
* Exact Sciences Corp.	383	4
* eResearchTechnology Inc.	478	4
* RTI Biologics Inc.	1,049	4
* Capital Senior Living Corp.	375	4
* Almost Family Inc.	166	4
* Gentiva Health Services Inc.	616	3
* Maxygen Inc.	563	3
PDL BioPharma Inc.	492	3
* Solta Medical Inc.	1,221	3
* Palomar Medical Technologies Inc.	383	3
* Natus Medical Inc.	282	3
* Array BioPharma Inc.	954	3
* Vanguard Health Systems Inc.	399	3
* PAREXEL International Corp.	113	3

* Providence Service Corp.	209	3
* Sequenom Inc.	713	3
* Geron Corp.	2,022	3
* Five Star Quality Care Inc.	845	3
* AMN Healthcare Services Inc.	434	3
Young Innovations Inc.	75	3
* Cross Country Healthcare Inc.	560	3
* Sun Healthcare Group Inc.	521	3
* Rigel Pharmaceuticals Inc.	327	2
* Impax Laboratories Inc.	114	2
* CryoLife Inc.	509	2
* Curis Inc.	488	2
* Neurocrine Biosciences Inc.	339	2
* Skilled Healthcare Group Inc.	408	2
* MedAssets Inc.	172	2
* Astex Pharmaceuticals	1,057	2
* Alphatec Holdings Inc.	1,086	2
* Sunrise Senior Living Inc.	292	2
* Harvard Bioscience Inc.	443	2
* Clovis Oncology Inc.	84	2
* Progenics Pharmaceuticals Inc.	167	1
* Insmed Inc.	501	1
* BioScrip Inc.	198	1
* Chindex International Inc.	141	1
* Oncothyreon Inc.	364	1
* Enzo Biochem Inc.	709	1
* Pacific Biosciences of California Inc.	533	1
* IRIS International Inc.	113	1
* Albany Molecular Research Inc.	444	1
* Accuray Inc.	181	1
* Biolase Inc.	453	1
* Greenway Medical Technologies	58	1
* Lannett Co. Inc.	230	1
* Cornerstone Therapeutics Inc.	161	1
* XenoPort Inc.	142	1
* CardioNet Inc.	364	1
* Novavax Inc.	643	1
* Medical Action Industries Inc.	187	1
* Staar Surgical Co.	94	1
* Dyax Corp.	429	1
* Exactech Inc.	49	1
* AVANIR Pharmaceuticals Inc.	254	1
* Cytori Therapeutics Inc.	279	1
* BioMimetic Therapeutics Inc.	230	1
* Zalicus Inc.	596	1
* Allos Therapeutics Inc.	295	1
* Nymox Pharmaceutical Corp.	67	1
* NewLink Genetics Corp.	37	1
* Cerus Corp.	139	1
* Cell Therapeutics Inc.	488	—
* Vical Inc.	150	—
* ChemoCentryx Inc.	29	—
* Uroplasty Inc.	85	—
* KV Pharmaceutical Co. Class A	347	—
* Metabolix Inc.	187	—
* Verastem Inc.	34	—
* Savient Pharmaceuticals Inc.	414	—

* Zeltiq Aesthetics Inc.	43	—
* Columbia Laboratories Inc.	278	—
* Transcept Pharmaceuticals Inc.	23	—
* Vanda Pharmaceuticals Inc.	35	—
* Sunesis Pharmaceuticals Inc.	37	—
* DynaVox Inc. Class A	84	—
* BG Medicine Inc.	19	—
* Cempra Inc.	13	—
* Durect Corp.	113	—
* Epocrates Inc.	9	—
* Horizon Pharma Inc.	16	—
* Anacor Pharmaceuticals Inc.	10	—
* Neostem Inc.	90	—
		570
Industrials (14.6%)
* Alaska Air Group Inc.	1,394	48
* United Rentals Inc.	1,301	45
* US Airways Group Inc.	3,366	45
Triumph Group Inc.	685	41
* Esterline Technologies Corp.	628	41
EMCOR Group Inc.	1,377	38
Robbins & Myers Inc.	813	37
AO Smith Corp.	786	36
* Teledyne Technologies Inc.	551	33
* Moog Inc. Class A	845	32
Actuant Corp. Class A	1,189	31
Curtiss-Wright Corp.	957	29
Mueller Industries Inc.	674	29
* Geo Group Inc.	1,277	28
* FTI Consulting Inc.	868	27
* JetBlue Airways Corp.	5,090	27
Barnes Group Inc.	1,123	26
* Tetra Tech Inc.	1,038	26
* Atlas Air Worldwide Holdings Inc.	548	25
Brady Corp. Class A	897	25
Simpson Manufacturing Co. Inc.	859	24
* EnerSys	697	23
* ACCO Brands Corp.	2,286	21
Werner Enterprises Inc.	770	19
Watts Water Technologies Inc. Class A	559	18
Granite Construction Inc.	794	18
Briggs & Stratton Corp.	1,041	18
ABM Industries Inc.	792	17
UniFirst Corp.	295	17
Universal Forest Products Inc.	408	15
Amerco Inc.	180	15
Kaydon Corp.	669	15
* Interline Brands Inc.	590	15
ESCO Technologies Inc.	404	14
Quanex Building Products Corp.	794	13
Ceradyne Inc.	518	13
* Aegion Corp. Class A	824	13
Steelcase Inc. Class A	1,469	13
* Navigant Consulting Inc.	1,076	13
* Korn/Ferry International	920	13
NACCO Industries Inc. Class A	119	12
* Swift Transportation Co.	1,173	12

* Dycom Industries Inc.	613	12
Aircastle Ltd.	1,045	12
* On Assignment Inc.	695	12
Mueller Water Products Inc. Class A	3,279	11
* Astec Industries Inc.	416	11
* Sykes Enterprises Inc.	744	11
* Rush Enterprises Inc. Class A	675	11
G&K Services Inc. Class A	383	11
* RailAmerica Inc.	454	11
Resources Connection Inc.	884	11
* Seaboard Corp.	5	10
Encore Wire Corp.	391	10
* EnPro Industries Inc.	251	10
Cascade Corp.	184	9
Apogee Enterprises Inc.	598	9
Standex International Corp.	217	9
* Generac Holdings Inc.	337	8
Albany International Corp.	457	8
* GeoEye Inc.	428	8
Great Lakes Dredge & Dock Corp.	1,254	8
Griffon Corp.	1,007	8
Ennis Inc.	561	8
* Layne Christensen Co.	423	8
* Hexcel Corp.	323	8
SkyWest Inc.	1,109	8
Cubic Corp.	179	8
* Orbital Sciences Corp.	693	8
United Stationers Inc.	305	8
* Mobile Mini Inc.	557	8
AAR Corp.	621	7
Comfort Systems USA Inc.	817	7
McGrath RentCorp	288	7
* Tutor Perini Corp.	639	7
* Saia Inc.	322	7
* Spirit Airlines Inc.	337	7
Kaman Corp.	237	7
Arkansas Best Corp.	542	7
Kelly Services Inc. Class A	575	7
* Powell Industries Inc.	178	7
* Titan Machinery Inc.	211	7
* USG Corp.	419	6
Viad Corp.	356	6
* Gibraltar Industries Inc.	613	6
* Hawaiian Holdings Inc.	1,016	6
Quad/Graphics Inc.	463	6
* ICF International Inc.	257	6
* Federal Signal Corp.	1,145	6
* Greenbrier Cos. Inc.	401	6
* Air Transport Services Group Inc.	1,085	6
Marten Transport Ltd.	265	5
Heidrick & Struggles International Inc.	329	5
LB Foster Co. Class A	191	5
* Republic Airways Holdings Inc.	971	5
* H&E Equipment Services Inc.	311	5
FreightCar America Inc.	241	5
Aceto Corp.	536	5
* Kratos Defense & Security Solutions Inc.	828	4

* CBIZ Inc.	794	4
* EnergySolutions Inc.	1,257	4
* Dolan Co.	612	4
Kimball International Inc. Class B	632	4
* Accuride Corp.	733	4
* Lydall Inc.	346	4
* RBC Bearings Inc.	92	4
Belden Inc.	136	4
* TrueBlue Inc.	282	4
* American Railcar Industries Inc.	196	4
CIRCOR International Inc.	128	4
* Kadant Inc.	181	4
SeaCube Container Leasing Ltd.	223	4
Multi-Color Corp.	218	4
Alamo Group Inc.	126	4
* Michael Baker Corp.	168	4
* NCI Building Systems Inc.	398	4
* Northwest Pipe Co.	188	4
* Builders FirstSource Inc.	949	4
CDI Corp.	221	4
* Wesco Aircraft Holdings Inc.	262	4
* Orion Marine Group Inc.	544	4
* Pacer International Inc.	636	4
* American Superconductor Corp.	900	4
* Odyssey Marine Exploration Inc.	1,079	3
Miller Industries Inc.	238	3
* KEYW Holding Corp.	371	3
* CRA International Inc.	180	3
* GP Strategies Corp.	212	3
* American Reprographics Co.	639	3
* Meritor Inc.	609	3
American Woodmark Corp.	189	3
Insteel Industries Inc.	336	3
* Sterling Construction Co. Inc.	332	3
* Global Power Equipment Group Inc.	158	3
Brink's Co.	127	3
* Roadrunner Transportation Systems Inc.	172	3
* Hurco Cos. Inc.	130	3
Schawk Inc. Class A	238	3
* Hudson Global Inc.	661	3
Met-Pro Corp.	275	3
* Quality Distribution Inc.	243	3
* Patriot Transportation Holding Inc.	124	3
* EnerNOC Inc.	402	3
Preformed Line Products Co.	45	3
CLARCOR Inc.	51	2
* Franklin Covey Co.	269	2
Ampco-Pittsburgh Corp.	156	2
Celadon Group Inc.	150	2
LSI Industries Inc.	393	2
* Pike Electric Corp.	327	2
* Genco Shipping & Trading Ltd.	739	2
Courier Corp.	208	2
Douglas Dynamics Inc.	173	2
VSE Corp.	88	2
Barrett Business Services Inc.	107	2
* Energy Recovery Inc.	922	2

International Shipholding Corp.	110	2
* Ducommun Inc.	212	2
* GenCorp Inc.	312	2
* Tecumseh Products Co. Class A	373	2
Argan Inc.	130	2
* TMS International Corp. Class A	155	2
* Colfax Corp.	57	2
* Hill International Inc.	505	2
* A123 Systems Inc.	1,461	1
Franklin Electric Co. Inc.	30	1
* LMI Aerospace Inc.	91	1
Universal Truckload Services Inc.	106	1
* PowerSecure International Inc.	322	1
* Pendrell Corp.	1,112	1
* Columbus McKinnon Corp.	81	1
Baltic Trading Ltd.	329	1
* Cenveo Inc.	520	1
* Kforce Inc.	75	1
* Essex Rental Corp.	301	1
* Metalico Inc.	380	1
* Eagle Bulk Shipping Inc.	315	1
* Proto Labs Inc.	23	1
Primoris Services Corp.	68	1
* Huron Consulting Group Inc.	26	1
* Excel Maritime Carriers Ltd. Class A	921	1
Lawson Products Inc.	70	1
* Covenant Transportation Group Inc. Class A	169	1
* Broadwind Energy Inc.	2,096	1
* Ultrapetrol Bahamas Ltd.	431	1
* UniTek Global Services Inc.	222	1
* Valence Technology Inc.	813	1
John Bean Technologies Corp.	41	1
* Zipcar Inc.	53	1
US Ecology Inc.	30	1
* Casella Waste Systems Inc. Class A	91	—
* MYR Group Inc.	26	—
Compx International Inc.	28	—
* Flow International Corp.	114	—
* CAI International Inc.	12	—
* AT Cross Co. Class A	16	—
* Fuel Tech Inc.	19	—
NL Industries Inc.	6	—
		1,689
Information Technology (10.0%)
* Convergys Corp.	2,195	31
* Arris Group Inc.	2,400	30
MKS Instruments Inc.	1,077	28
* Cymer Inc.	480	26
* Acxiom Corp.	1,665	23
* CACI International Inc. Class A	506	22
* Quest Software Inc.	820	21
Plantronics Inc.	657	20
* JDA Software Group Inc.	710	20
* ViaSat Inc.	466	20
* RF Micro Devices Inc.	5,118	19
* Euronet Worldwide Inc.	1,055	19
EarthLink Inc.	2,280	18

* Standard Microsystems Corp.	471	17
* SYNNEX Corp.	517	17
Anixter International Inc.	292	17
* Benchmark Electronics Inc.	1,189	16
* Kulicke & Soffa Industries Inc.	1,493	16
* Mentor Graphics Corp.	1,112	16
* Entegris Inc.	1,872	14
Tessera Technologies Inc.	1,051	14
* ScanSource Inc.	476	14
* Insight Enterprises Inc.	899	13
* Electronics for Imaging Inc.	905	13
* Infinera Corp.	2,038	13
Brooks Automation Inc.	1,369	13
Fair Isaac Corp.	314	13
Loral Space & Communications Inc.	210	13
* SS&C Technologies Holdings Inc.	531	13
* ATMI Inc.	624	12
* Emulex Corp.	1,816	12
* Sanmina-SCI Corp.	1,657	12
Cabot Microelectronics Corp.	373	12
* Spansion Inc. Class A	1,055	11
Comtech Telecommunications Corp.	389	11
* Advanced Energy Industries Inc.	823	11
Mantech International Corp. Class A	485	11
* Progress Software Corp.	529	10
* Digital River Inc.	690	10
* Sonus Networks Inc.	4,094	10
Park Electrochemical Corp.	424	10
* Global Cash Access Holdings Inc.	1,361	10
* InfoSpace Inc.	735	9
* Quantum Corp.	4,730	9
* Accelrys Inc.	1,179	9
* Veeco Instruments Inc.	262	9
* Rogers Corp.	225	9
* Amkor Technology Inc.	1,843	9
* Harmonic Inc.	1,916	8
* Unisys Corp.	531	8
* Cray Inc.	775	8
Black Box Corp.	368	8
* Lattice Semiconductor Corp.	1,721	8
* TTM Technologies Inc.	840	8
* Mercury Computer Systems Inc.	649	8
United Online Inc.	1,894	7
* Intermec Inc.	1,217	7
* Photronics Inc.	1,185	7
* Checkpoint Systems Inc.	856	7
Xyratex Ltd.	574	7
* Newport Corp.	548	7
CTS Corp.	692	7
EPIQ Systems Inc.	588	6
* Coherent Inc.	143	6
* Nanometrics Inc.	406	6
* FormFactor Inc.	1,020	6
* GSI Group Inc.	521	6
* Rofin-Sinar Technologies Inc.	304	6
* CSG Systems International Inc.	363	6
* Integrated Device Technology Inc.	1,077	6

* OSI Systems Inc.	89	6
* PLX Technology Inc.	897	6
Methode Electronics Inc.	744	6
* Rudolph Technologies Inc.	637	6
Cognex Corp.	153	5
* Sycamore Networks Inc.	403	5
* Anaren Inc.	271	5
* Exar Corp.	656	5
* Integrated Silicon Solution Inc.	540	5
* Extreme Networks	1,333	5
* Kemet Corp.	845	5
* Symmetricom Inc.	872	5
* CIBER Inc.	1,288	5
Electro Scientific Industries Inc.	413	5
Cohu Inc.	484	5
* Zygo Corp.	272	5
* Avid Technology Inc.	597	4
* Supertex Inc.	224	4
* QuinStreet Inc.	489	4
* ModusLink Global Solutions Inc.	882	4
* Digi International Inc.	427	4
* Sigma Designs Inc.	641	4
* ACI Worldwide Inc.	100	4
* Brightpoint Inc.	775	4
RealNetworks Inc.	424	4
* Multi-Fineline Electronix Inc.	151	4
Daktronics Inc.	560	4
* OmniVision Technologies Inc.	226	4
* Pericom Semiconductor Corp.	445	4
* Intevac Inc.	461	3
Bel Fuse Inc. Class B	213	3
* Vishay Precision Group Inc.	248	3
* Imation Corp.	606	3
Richardson Electronics Ltd.	284	3
* LTX-Credence Corp.	460	3
Littelfuse Inc.	56	3
Ebix Inc.	185	3
* Aviat Networks Inc.	1,221	3
* DealerTrack Holdings Inc.	114	3
Electro Rent Corp.	223	3
* Rosetta Stone Inc.	221	3
* Oplink Communications Inc.	236	3
* DSP Group Inc.	472	3
Unwired Planet Inc.	1,202	3
* KVH Industries Inc.	284	3
* FSI International Inc.	778	3
* ANADIGICS Inc.	1,358	3
* FEI Co.	59	3
* Alpha & Omega Semiconductor Ltd.	296	3
* Agilysys Inc.	361	3
* Kopin Corp.	854	3
* Monolithic Power Systems Inc.	139	3
* Oclaro Inc.	1,017	3
DDi Corp.	199	3
* KIT Digital Inc.	774	3
* Ubiquiti Networks Inc.	135	3
* Axcelis Technologies Inc.	2,137	2

* STR Holdings Inc.	609	2
* Westell Technologies Inc. Class A	1,069	2
* ePlus Inc.	73	2
* MIPS Technologies Inc. Class A	359	2
* Seachange International Inc.	283	2
* Radisys Corp.	391	2
* XO Group Inc.	245	2
* Bankrate Inc.	124	2
* Plexus Corp.	67	2
* Emcore Corp.	444	2
Badger Meter Inc.	50	2
* IXYS Corp.	167	2
* GSI Technology Inc.	407	2
PC Connection Inc.	185	2
* Perficient Inc.	142	2
* Silicon Image Inc.	337	2
Rimage Corp.	192	1
Communications Systems Inc.	138	1
* AXT Inc.	371	1
* Jive Software Inc.	85	1
* Globecomm Systems Inc.	131	1
* Angie's List Inc.	101	1
* Guidewire Software Inc.	49	1
* Novatel Wireless Inc.	581	1
* Smith Micro Software Inc.	723	1
* Hackett Group Inc.	220	1
* Computer Task Group Inc.	92	1
* Dynamics Research Corp.	179	1
* InvenSense Inc.	109	1
* Dot Hill Systems Corp.	879	1
* Viasystems Group Inc.	56	1
* Applied Micro Circuits Corp.	199	1
* Tangoe Inc.	55	1
* Opnext Inc.	1,029	1
* Internap Network Services Corp.	146	1
* Bazaarvoice Inc.	60	1
* Identive Group Inc.	786	1
* support.com Inc.	381	1
* Mindspeed Technologies Inc.	307	1
Marchex Inc. Class B	254	1
* THQ Inc.	1,371	1
* TeleCommunication Systems Inc. Class A	541	1
* Imperva Inc.	30	1
* AVG Technologies NV	44	1
* Actuate Corp.	83	1
* Limelight Networks Inc.	202	1
* Intermolecular Inc.	84	1
* NCI Inc. Class A	111	—
* TechTarget Inc.	88	—
* Brightcove Inc.	32	—
* Immersion Corp.	70	—
* EPAM Systems Inc.	21	—
* MoneyGram International Inc.	26	—
* Power-One Inc.	84	—
* NeoPhotonics Corp.	76	—
* Carbonite Inc.	39	—
* PDF Solutions Inc.	27	—

* TeleNav Inc.	20	—
* Amtech Systems Inc.	11	—
* Motricity Inc.	43	—
* Gerber Scientific Inc. CVR	519	—
		1,160
Materials (4.7%)
Sensient Technologies Corp.	1,032	38
HB Fuller Co.	960	29
* Coeur d'Alene Mines Corp.	1,724	29
* Louisiana-Pacific Corp.	2,761	26
Minerals Technologies Inc.	382	24
Buckeye Technologies Inc.	835	23
Schweitzer-Mauduit International Inc.	334	22
* Georgia Gulf Corp.	700	21
Texas Industries Inc.	473	15
* Clearwater Paper Corp.	480	15
Stepan Co.	166	15
PH Glatfelter Co.	894	14
A Schulman Inc.	609	13
Olin Corp.	662	13
* KapStone Paper and Packaging Corp.	812	13
Boise Inc.	1,769	12
* Chemtura Corp.	779	12
* OM Group Inc.	643	12
* RTI International Metals Inc.	550	12
* SunCoke Energy Inc.	777	11
* Thompson Creek Metals Co. Inc.	3,162	11
American Vanguard Corp.	398	11
Myers Industries Inc.	590	10
Kaiser Aluminum Corp.	197	9
Wausau Paper Corp.	1,008	9
Materion Corp.	385	8
* Ferro Corp.	1,825	8
* Horsehead Holding Corp.	878	8
* Century Aluminum Co.	1,093	8
Worthington Industries Inc.	437	7
PolyOne Corp.	518	7
Tredegar Corp.	489	7
* Universal Stainless & Alloy	144	6
* Headwaters Inc.	1,225	6
* Golden Star Resources Ltd.	5,301	6
Eagle Materials Inc.	170	5
* Zoltek Cos. Inc.	560	5
Neenah Paper Inc.	167	4
* Landec Corp.	532	4
* AM Castle & Co.	337	4
* Vista Gold Corp.	1,206	3
* Calgon Carbon Corp.	232	3
Olympic Steel Inc.	184	3
* TPC Group Inc.	95	3
Quaker Chemical Corp.	68	3
Haynes International Inc.	55	3
FutureFuel Corp.	242	2
* Spartech Corp.	622	2
* Jaguar Mining Inc.	1,792	2
* Graphic Packaging Holding Co.	405	2
* United States Lime & Minerals Inc.	42	2

* Kraton Performance Polymers Inc.	82	2
Chase Corp.	123	1
* Innospec Inc.	51	1
* Handy & Harman Ltd.	100	1
* US Silica Holdings Inc.	100	1
* Revett Minerals Inc.	221	1
* GSE Holding Inc.	49	1
* Verso Paper Corp.	267	—
KMG Chemicals Inc.	17	—
* Golden Minerals Co.	40	—
		548
Telecommunication Services (0.6%)
* Cincinnati Bell Inc.	2,972	10
* Neutral Tandem Inc.	673	9
* Premiere Global Services Inc.	1,071	9
* Iridium Communications Inc.	775	7
* Leap Wireless International Inc.	1,026	6
SureWest Communications	266	6
USA Mobility Inc.	445	6
Atlantic Tele-Network Inc.	145	5
* Vonage Holdings Corp.	1,603	3
* ORBCOMM Inc.	685	2
* Fairpoint Communications Inc.	408	2
Consolidated Communications Holdings Inc.	105	2
Alaska Communications Systems Group Inc.	725	1
* Globalstar Inc.	2,060	1
* Boingo Wireless Inc.	30	—
* inContact Inc.	51	—
IDT Corp. Class B	25	—
		69
Utilities (6.9%)
Cleco Corp.	1,256	51
Piedmont Natural Gas Co. Inc.	1,479	45
WGL Holdings Inc.	1,056	41
IDACORP Inc.	1,021	40
Southwest Gas Corp.	945	40
Portland General Electric Co.	1,552	39
New Jersey Resources Corp.	853	36
UIL Holdings Corp.	1,043	35
UNS Energy Corp.	904	34
PNM Resources Inc.	1,643	31
Avista Corp.	1,189	30
Black Hills Corp.	920	30
Atlantic Power Corp.	2,164	29
ALLETE Inc.	705	27
El Paso Electric Co.	869	27
NorthWestern Corp.	751	27
Northwest Natural Gas Co.	557	26
South Jersey Industries Inc.	508	25
MGE Energy Inc.	475	21
CH Energy Group Inc.	322	21
Laclede Group Inc.	461	18
Empire District Electric Co.	863	17
California Water Service Group	865	15
Otter Tail Corp.	711	15
American States Water Co.	390	14

Central Vermont Public Service Corp.	274	10
Unitil Corp.	348	9
Chesapeake Utilities Corp.	205	9
Ormat Technologies Inc.	385	8
SJW Corp.	284	6
Middlesex Water Co.	314	6
Connecticut Water Service Inc.	173	5
York Water Co.	256	4
Artesian Resources Corp. Class A	159	3
Consolidated Water Co. Ltd.	294	2
*	Cadiz Inc.	243	2
*	Dynegy Inc. Class A	2,074	1
Genie Energy Ltd. Class B	25	—
799
Total Common Stocks (Cost $11,145)	11,616
Coupon	Maturity Date
U.S. Government and Agency Obligations (0.8%)
1	Freddie Mac Discount Notes	0.145%	9/17/12	100	100
Total Temporary Cash Investments (Cost $100)	100
Total Investments (101.0%) (Cost $11,245)	11,716
Other Assets and Liabilities-Net (-1.0%)	(119)
Net Assets (100%)	11,597

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

Russell 2000 Value Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,616	—	—
Temporary Cash Investments	—	100	—
Total	11,616	100	—

C. At May 31, 2012, the cost of investment securities for tax purposes was $11,245,000. Net unrealized appreciation of investment securities for tax purposes was $471,000, consisting of unrealized gains of $1,286,000 on securities that had risen in value since their purchase and $815,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.6%)
* Ascena Retail Group Inc.	12,920	245
* Carter's Inc.	4,372	236
Wolverine World Wide Inc.	5,103	217
Sotheby's	6,945	212
Brunswick Corp.	9,154	200
Cinemark Holdings Inc.	8,665	200
* Coinstar Inc.	3,223	198
Six Flags Entertainment Corp.	4,285	195
Dana Holding Corp.	14,146	188
Pool Corp.	4,951	183
* Cheesecake Factory Inc.	5,615	182
* Life Time Fitness Inc.	3,937	169
* Tenneco Inc.	6,213	169
* Buffalo Wild Wings Inc.	1,883	160
HSN Inc.	4,107	160
* Hibbett Sports Inc.	2,815	158
* Steven Madden Ltd.	3,886	158
* Crocs Inc.	9,272	157
* Warnaco Group Inc.	3,501	156
* Aeropostale Inc.	8,292	153
Cracker Barrel Old Country Store Inc.	2,224	136
* Select Comfort Corp.	4,977	136
* ANN Inc.	4,964	133
Vail Resorts Inc.	2,924	127
* Vitamin Shoppe Inc.	2,547	126
* Jos A Bank Clothiers Inc.	2,836	126
Hillenbrand Inc.	6,434	121
Strayer Education Inc.	1,256	113
Texas Roadhouse Inc. Class A	6,036	110
Buckle Inc.	2,765	108
* BJ's Restaurants Inc.	2,467	108
Monro Muffler Brake Inc.	3,127	106
* Express Inc.	5,668	105
PF Chang's China Bistro Inc.	1,999	102
Cooper Tire & Rubber Co.	6,370	99
Arbitron Inc.	2,783	93
* Valassis Communications Inc.	4,591	91
GNC Holdings Inc. Class A	2,344	90
* Papa John's International Inc.	1,915	89
* Shutterfly Inc.	3,221	89
Cato Corp. Class A	2,837	81
* Zumiez Inc.	2,178	80
* Peet's Coffee & Tea Inc.	1,315	78
True Religion Apparel Inc.	2,644	78
National CineMedia Inc.	5,654	76
* DineEquity Inc.	1,587	76
Sturm Ruger & Co. Inc.	1,936	75
* Shuffle Master Inc.	4,483	71
* Steiner Leisure Ltd.	1,542	71

Domino's Pizza Inc.	2,274	70
* Lumber Liquidators Holdings Inc.	2,375	69
Interval Leisure Group Inc.	4,125	69
CEC Entertainment Inc.	1,855	65
Ameristar Casinos Inc.	3,308	62
* Lions Gate Entertainment Corp.	4,630	62
Oxford Industries Inc.	1,318	61
* K12 Inc.	2,667	58
* Knology Inc.	2,876	56
* AFC Enterprises Inc.	2,552	54
* Sonic Corp.	6,369	54
* Dorman Products Inc.	1,115	54
* Grand Canyon Education Inc.	2,955	54
* American Public Education Inc.	1,836	52
Pier 1 Imports Inc.	3,185	52
* iRobot Corp.	2,440	52
* Maidenform Brands Inc.	2,412	47
* Vera Bradley Inc.	2,042	45
* Capella Education Co.	1,413	43
* G-III Apparel Group Ltd.	1,702	42
Columbia Sportswear Co.	855	41
* rue21 inc	1,544	41
* Blue Nile Inc.	1,230	40
* Red Robin Gourmet Burgers Inc.	1,205	39
* Krispy Kreme Doughnuts Inc.	6,029	38
* Amerigon Inc.	3,047	36
* Bridgepoint Education Inc.	1,844	36
Matthews International Corp. Class A	1,174	35
Finish Line Inc. Class A	1,632	34
Men's Wearhouse Inc.	911	33
* Bravo Brio Restaurant Group Inc.	1,990	33
* Denny's Corp.	7,414	32
Nutrisystem Inc.	2,923	30
* Libbey Inc.	2,053	30
Universal Technical Institute Inc.	2,293	28
* Cost Plus Inc.	1,224	27
* Winnebago Industries Inc.	2,965	27
* Scientific Games Corp. Class A	3,104	26
MDC Partners Inc. Class A	2,552	25
* Zagg Inc.	2,257	24
PetMed Express Inc.	2,071	24
Destination Maternity Corp.	1,093	21
* Digital Generation Inc.	2,140	20
Churchill Downs Inc.	339	20
* Stoneridge Inc.	2,869	20
* Drew Industries Inc.	744	20
* America's Car-Mart Inc.	455	20
World Wrestling Entertainment Inc. Class A	2,481	20
Ethan Allen Interiors Inc.	865	19
* Body Central Corp.	1,197	17
* Genesco Inc.	244	16
Belo Corp. Class A	2,780	16
* Rentrak Corp.	968	16
* Fiesta Restaurant Group Inc.	1,283	16
* Tumi Holdings Inc.	880	15
* Smith & Wesson Holding Corp.	2,080	14
* Caesars Entertainment Corp.	1,124	14

* American Axle & Manufacturing Holdings Inc.	1,455	13
* Jamba Inc.	6,708	13
Winmark Corp.	230	12
* Town Sports International Holdings Inc.	881	10
* ReachLocal Inc.	1,016	10
* Gordmans Stores Inc.	515	9
Cherokee Inc.	756	9
* Tower International Inc.	717	9
Einstein Noah Restaurant Group Inc.	526	9
* Francesca's Holdings Corp.	344	8
* Geeknet Inc.	446	8
* Overstock.com Inc.	1,179	8
* Fiesta Restaurant Group Inc.	1,283	8
* Universal Electronics Inc.	591	8
* Caribou Coffee Co. Inc.	610	7
Core-Mark Holding Co. Inc.	158	7
* Mattress Firm Holding Corp.	196	7
* Jack in the Box Inc.	251	6
* Fifth & Pacific Co. Inc.	535	6
* US Auto Parts Network Inc.	1,505	6
* CafePress Inc.	424	6
* Valuevision Media Inc. Class A	3,328	6
* Global Sources Ltd.	1,101	6
* Skullcandy Inc.	347	5
* Exide Technologies	1,962	5
* Biglari Holdings Inc.	11	4
Entravision Communications Corp. Class A	2,994	4
* Ruth's Hospitality Group Inc.	606	4
* Kenneth Cole Productions Inc. Class A	251	4
* Pinnacle Entertainment Inc.	380	4
* Morgans Hotel Group Co.	816	4
National American University Holdings Inc.	902	3
* Teavana Holdings Inc.	245	3
Sinclair Broadcast Group Inc. Class A	371	3
American Greetings Corp. Class A	202	3
Marine Products Corp.	499	3
* Cumulus Media Inc. Class A	779	2
* Conn's Inc.	122	2
Ambassadors Group Inc.	372	2
Value Line Inc.	111	1
* Digital Domain Media Group Inc.	180	1
* Perry Ellis International Inc.	65	1
* Nexstar Broadcasting Group Inc. Class A	183	1
RG Barry Corp.	84	1
* hhgregg Inc.	100	1
* Delta Apparel Inc.	71	1
* Crown Media Holdings Inc. Class A	590	1
* Systemax Inc.	70	1
* 1-800-Flowers.com Inc. Class A	189	1
* New York & Co. Inc.	132	—
* LIN TV Corp. Class A	160	—
		8,930
Consumer Staples (4.3%)
* United Natural Foods Inc.	4,975	252
Nu Skin Enterprises Inc. Class A	5,635	242
Casey's General Stores Inc.	3,903	221
* Darling International Inc.	12,022	168

* Fresh Market Inc.	2,890	168
Lancaster Colony Corp.	1,921	129
PriceSmart Inc.	1,826	123
* TreeHouse Foods Inc.	2,147	122
* Harris Teeter Supermarkets Inc.	2,722	102
* Boston Beer Co. Inc. Class A	843	88
J&J Snack Foods Corp.	1,466	81
WD-40 Co.	1,638	77
* Elizabeth Arden Inc.	2,039	70
B&G Foods Inc. Class A	2,817	68
Vector Group Ltd.	3,379	56
Tootsie Roll Industries Inc.	2,328	52
* Hain Celestial Group Inc.	908	50
Diamond Foods Inc.	2,269	48
* Spectrum Brands Holdings Inc.	1,361	47
* Star Scientific Inc.	9,806	38
Calavo Growers Inc.	1,223	33
Coca-Cola Bottling Co. Consolidated	466	29
* USANA Health Sciences Inc.	658	27
Inter Parfums Inc.	1,639	26
* Medifast Inc.	1,403	25
* Smart Balance Inc.	2,865	17
Nature's Sunshine Products Inc.	1,137	17
* National Beverage Corp.	1,139	16
Limoneira Co.	796	12
* Chefs' Warehouse Inc.	565	11
Female Health Co.	1,887	11
* Synutra International Inc.	1,767	9
Roundy's Inc.	733	8
* Dole Food Co. Inc.	683	6
* Rite Aid Corp.	4,559	6
* Schiff Nutrition International Inc.	349	6
Arden Group Inc.	67	6
Lifeway Foods Inc.	469	5
Alico Inc.	129	3
Cal-Maine Foods Inc.	86	3
* Craft Brew Alliance Inc.	355	3
* Pantry Inc.	174	2
Oil-Dri Corp. of America	97	2
* Primo Water Corp.	835	1
* Omega Protein Corp.	147	1
* Farmer Bros Co.	52	—
		2,487
Energy (7.2%)
Energy XXI Bermuda Ltd.	7,745	240
* Cheniere Energy Inc.	15,812	222
* Kodiak Oil & Gas Corp.	26,491	215
* Dril-Quip Inc.	3,533	214
* Rosetta Resources Inc.	5,449	211
Berry Petroleum Co. Class A	5,299	206
Lufkin Industries Inc.	3,452	198
* Oasis Petroleum Inc.	6,116	157
World Fuel Services Corp.	4,131	155
Golar LNG Ltd.	4,096	143
* Stone Energy Corp.	5,029	118
* Northern Oil and Gas Inc.	6,478	116
* Key Energy Services Inc.	11,470	114

Western Refining Inc.	5,082	98
* McMoRan Exploration Co.	10,077	98
* Carrizo Oil & Gas Inc.	4,013	89
* Gulfport Energy Corp.	4,676	86
* ION Geophysical Corp.	13,470	82
Targa Resources Corp.	1,686	75
* Clean Energy Fuels Corp.	5,083	69
* Contango Oil & Gas Co.	1,253	66
* Magnum Hunter Resources Corp.	15,176	61
W&T Offshore Inc.	3,575	55
* Approach Resources Inc.	1,915	54
Crosstex Energy Inc.	3,737	50
* CVR Energy Inc.	1,711	44
* Rentech Inc.	22,968	43
* Resolute Energy Corp.	4,757	42
* OYO Geospace Corp.	448	42
* Goodrich Petroleum Corp.	2,671	39
* Pioneer Drilling Co.	5,003	37
* Rex Energy Corp.	3,677	37
* Clayton Williams Energy Inc.	610	35
* Tesco Corp.	2,529	30
* GeoResources Inc.	797	28
* Basic Energy Services Inc.	2,496	28
* FX Energy Inc.	5,325	26
* ATP Oil & Gas Corp.	4,532	24
* Abraxas Petroleum Corp.	8,376	23
Apco Oil and Gas International Inc.	929	21
* Patriot Coal Corp.	8,819	21
* Heckmann Corp.	5,878	20
* Cloud Peak Energy Inc.	1,278	20
Panhandle Oil and Gas Inc. Class A	716	18
* Uranium Energy Corp.	7,660	18
* Callon Petroleum Co.	3,982	17
* Sanchez Energy Corp.	648	16
* Cal Dive International Inc.	5,982	15
* Gulfmark Offshore Inc.	428	15
* Mitcham Industries Inc.	709	13
* Evolution Petroleum Corp.	1,636	13
* Global Geophysical Services Inc.	1,844	13
* Hyperdynamics Corp.	16,979	13
* C&J Energy Services Inc.	633	11
* Bonanza Creek Energy Inc.	648	11
* Triangle Petroleum Corp.	2,103	11
* Solazyme Inc.	850	9
* RigNet Inc.	596	9
* Matador Resources Co.	896	9
* Uranerz Energy Corp.	6,572	9
* Isramco Inc.	110	9
* BPZ Resources Inc.	2,523	8
* Ur-Energy Inc.	8,655	8
Alon USA Energy Inc.	880	7
* Bill Barrett Corp.	367	7
* Uranium Resources Inc.	9,537	7
* Petroquest Energy Inc.	1,335	7
* Venoco Inc.	708	7
* Zion Oil & Gas Inc.	3,092	7
* Voyager Oil & Gas Inc.	3,492	7

* Syntroleum Corp.	9,016	6
* KiOR Inc.	618	6
* TETRA Technologies Inc.	861	5
Gulf Island Fabrication Inc.	214	5
* Vaalco Energy Inc.	620	5
* Dawson Geophysical Co.	222	5
* Amyris Inc.	1,802	5
* Matrix Service Co.	426	4
* Willbros Group Inc.	759	4
* Gevo Inc.	606	4
* Newpark Resources Inc.	635	4
* Ceres Inc.	333	4
Hallador Energy Co.	420	3
* Renewable Energy Group Inc.	411	3
* Houston American Energy Corp.	1,682	3
* Warren Resources Inc.	1,175	3
* GMX Resources Inc.	2,238	2
* Westmoreland Coal Co.	289	2
* Geokinetics Inc.	1,238	1
		4,120
Financials (8.1%)
Home Properties Inc.	4,939	296
* Signature Bank	4,739	291
Mid-America Apartment Communities Inc.	4,207	283
Tanger Factory Outlet Centers	8,838	274
Omega Healthcare Investors Inc.	9,893	209
Highwoods Properties Inc.	5,611	181
Kilroy Realty Corp.	3,460	159
Equity Lifestyle Properties Inc.	2,284	150
American Campus Communities Inc.	3,376	148
Extra Space Storage Inc.	4,115	117
Glimcher Realty Trust	12,475	115
* Ezcorp Inc. Class A	4,815	114
* First Cash Financial Services Inc.	3,024	113
* World Acceptance Corp.	1,543	106
MarketAxess Holdings Inc.	2,943	95
Newcastle Investment Corp.	14,165	94
CBL & Associates Properties Inc.	4,749	83
Alexander's Inc.	211	83
* Financial Engines Inc.	3,929	82
* DFC Global Corp.	4,457	73
American Assets Trust Inc.	3,123	71
* Stifel Financial Corp.	2,193	70
EastGroup Properties Inc.	1,344	67
Potlatch Corp.	2,211	63
Westamerica Bancorporation	1,349	60
DuPont Fabros Technology Inc.	2,302	59
* SVB Financial Group	977	58
* Credit Acceptance Corp.	686	58
National Health Investors Inc.	1,109	54
Evercore Partners Inc. Class A	2,166	53
Cohen & Steers Inc.	1,520	49
Washington REIT	1,733	49
First Financial Bankshares Inc.	1,462	47
BGC Partners Inc. Class A	7,790	46
Cash America International Inc.	1,015	45
* Virtus Investment Partners Inc.	635	45

Duff & Phelps Corp. Class A	3,130	45
* HFF Inc. Class A	2,992	39
* Tejon Ranch Co.	1,468	39
Epoch Holding Corp.	1,524	35
* Strategic Hotels & Resorts Inc.	4,926	31
Saul Centers Inc.	748	30
Apollo Residential Mortgage Inc.	1,495	28
* FelCor Lodging Trust Inc.	6,335	26
PS Business Parks Inc.	375	25
Universal Health Realty Income Trust	638	25
Westwood Holdings Group Inc.	635	23
Acadia Realty Trust	893	20
* Netspend Holdings Inc.	2,689	20
Getty Realty Corp.	1,214	20
GAMCO Investors Inc.	435	18
LTC Properties Inc.	556	18
Diamond Hill Investment Group Inc.	262	17
* Greenlight Capital Re Ltd. Class A	645	16
* Ladenburg Thalmann Financial Services Inc.	10,834	16
Sabra Health Care REIT Inc.	1,032	15
* Walker & Dunlop Inc.	1,094	13
Investors Real Estate Trust	1,641	12
Bank of the Ozarks Inc.	392	11
Home Loan Servicing Solutions Ltd.	842	11
* Investors Bancorp Inc.	657	10
Crawford & Co. Class B	2,624	9
Amtrust Financial Services Inc.	313	9
Artio Global Investors Inc. Class A	2,936	9
American Capital Mortgage Investment Corp.	332	8
* Taylor Capital Group Inc.	497	7
Gladstone Commercial Corp.	461	7
* Imperial Holdings Inc.	1,528	6
Bryn Mawr Bank Corp.	298	6
Urstadt Biddle Properties Inc. Class A	312	6
Westfield Financial Inc.	710	5
Bridge Bancorp Inc.	235	5
Manning & Napier Inc.	326	5
SY Bancorp Inc.	185	4
* Zillow Inc.	104	4
Pzena Investment Management Inc. Class A	888	4
* Hallmark Financial Services	502	4
Associated Estates Realty Corp.	221	3
AG Mortgage Investment Trust Inc.	173	3
* FX Alliance Inc.	169	3
* Hampton Roads Bankshares Inc. Rights Exp. xx/xx/xxxx	1,003	3
TrustCo Bank Corp. NY	494	3
Enterprise Financial Services Corp.	227	2
* ICG Group Inc.	281	2
State Auto Financial Corp.	170	2
Flagstone Reinsurance Holdings SA	311	2
Fidus Investment Corp.	126	2
* Hampton Roads Bankshares Inc.	1,003	1
Arrow Financial Corp.	44	1
* BofI Holding Inc.	55	1
Clifton Savings Bancorp Inc.	93	1
		4,650

Health Care (20.9%)
* Salix Pharmaceuticals Ltd.	5,999	311
* Onyx Pharmaceuticals Inc.	6,508	298
* Ariad Pharmaceuticals Inc.	17,041	282
* Medivation Inc.	3,224	272
* athenahealth Inc.	3,587	261
* Cubist Pharmaceuticals Inc.	6,475	260
* Cepheid Inc.	6,704	254
* Vivus Inc.	10,076	250
* WellCare Health Plans Inc.	4,376	247
* HMS Holdings Corp.	8,718	234
* Questcor Pharmaceuticals Inc.	5,460	226
* Align Technology Inc.	6,304	197
* Incyte Corp. Ltd.	9,093	194
* Seattle Genetics Inc.	9,919	193
Medicis Pharmaceutical Corp. Class A	5,229	189
* Haemonetics Corp.	2,639	184
STERIS Corp.	6,086	182
* Volcano Corp.	5,356	153
* Alkermes plc	9,795	153
Owens & Minor Inc.	5,330	152
* Pharmacyclics Inc.	4,717	148
* PAREXEL International Corp.	5,471	146
* Impax Laboratories Inc.	6,119	127
* Theravance Inc.	5,910	122
* MWI Veterinary Supply Inc.	1,288	120
* Centene Corp.	3,205	116
Quality Systems Inc.	3,976	114
Chemed Corp.	2,040	113
* Cyberonics Inc.	2,909	112
* PSS World Medical Inc.	5,264	106
* Air Methods Corp.	1,162	106
* Masimo Corp.	5,387	101
* Isis Pharmaceuticals Inc.	10,218	101
* HeartWare International Inc.	1,232	100
* Jazz Pharmaceuticals plc	2,265	98
* Auxilium Pharmaceuticals Inc.	4,908	94
* Neogen Corp.	2,378	93
* Par Pharmaceutical Cos. Inc.	2,573	92
West Pharmaceutical Services Inc.	1,883	90
* Acorda Therapeutics Inc.	4,047	89
* Insulet Corp.	4,714	87
* Luminex Corp.	3,875	86
* NuVasive Inc.	4,333	86
Meridian Bioscience Inc.	4,205	80
* Akorn Inc.	5,751	79
* Immunogen Inc.	5,517	77
PDL BioPharma Inc.	11,818	77
* Abaxis Inc.	2,310	76
* Ardea Biosciences Inc.	2,367	76
* MAKO Surgical Corp.	3,281	75
* DexCom Inc.	6,879	74
* ArthroCare Corp.	2,801	73
* Integra LifeSciences Holdings Corp.	2,008	71
* Optimer Pharmaceuticals Inc.	4,754	71
* Exelixis Inc.	15,216	70
* Orthofix International NV	1,852	70

* Halozyme Therapeutics Inc.	9,167	70
* NPS Pharmaceuticals Inc.	8,825	70
* NxStage Medical Inc.	4,577	70
* Medicines Co.	3,145	69
* Spectrum Pharmaceuticals Inc.	5,889	68
* Endologix Inc.	5,018	68
* Dynavax Technologies Corp.	17,909	68
* ABIOMED Inc.	3,245	66
* Ironwood Pharmaceuticals Inc. Class A	5,524	66
* Momenta Pharmaceuticals Inc.	4,731	65
Analogic Corp.	955	63
* Team Health Holdings Inc.	2,738	62
Computer Programs & Systems Inc.	1,137	62
* Medidata Solutions Inc.	2,169	61
* Genomic Health Inc.	1,753	59
* IPC The Hospitalist Co. Inc.	1,681	59
* Merit Medical Systems Inc.	4,318	56
* Conceptus Inc.	3,215	54
* Opko Health Inc.	11,222	52
* OraSure Technologies Inc.	4,812	50
* Nektar Therapeutics	7,392	50
Landauer Inc.	971	49
* Bio-Reference Labs Inc.	2,532	49
* Accretive Health Inc.	4,124	49
* Emeritus Corp.	3,138	48
* Alnylam Pharmaceuticals Inc.	4,637	47
* Quidel Corp.	2,936	46
* MedAssets Inc.	4,028	46
* Molina Healthcare Inc.	1,744	44
* MModal Inc.	3,449	43
Ensign Group Inc.	1,681	43
* AVEO Pharmaceuticals Inc.	3,233	41
* Rigel Pharmaceuticals Inc.	5,393	40
* Exact Sciences Corp.	4,007	40
* HealthStream Inc.	1,867	39
* Hanger Orthopedic Group Inc.	1,810	39
* Accuray Inc.	6,206	39
* Metropolitan Health Networks Inc.	4,367	38
* Arqule Inc.	6,354	38
* Santarus Inc.	5,511	37
* AVANIR Pharmaceuticals Inc.	12,282	36
* Emergent Biosolutions Inc.	2,516	36
* ZIOPHARM Oncology Inc.	6,927	36
* Achillion Pharmaceuticals Inc.	4,898	35
* Spectranetics Corp.	3,445	34
Kensey Nash Corp.	882	34
Atrion Corp.	161	32
* ExamWorks Group Inc.	2,800	32
* Sequenom Inc.	8,200	31
* ISTA Pharmaceuticals Inc.	3,320	30
US Physical Therapy Inc.	1,202	29
* Neurocrine Biosciences Inc.	4,295	29
* Depomed Inc.	5,559	29
* Corvel Corp.	631	28
* Unilife Corp.	6,570	27
* Staar Surgical Co.	3,193	27
* InterMune Inc.	2,548	27

* Sunrise Senior Living Inc.	4,370	26
* MAP Pharmaceuticals Inc.	2,225	26
* Navidea Biopharmaceuticals Inc.	9,632	26
* Raptor Pharmaceutical Corp.	4,791	26
* Curis Inc.	5,495	26
* Infinity Pharmaceuticals Inc.	1,946	25
* Ligand Pharmaceuticals Inc. Class B	1,999	25
* Affymax Inc.	1,747	25
* Antares Pharma Inc.	8,926	24
* Sangamo Biosciences Inc.	5,326	24
* Obagi Medical Products Inc.	1,887	23
* Vical Inc.	7,727	23
* Immunomedics Inc.	6,694	22
* Sciclone Pharmaceuticals Inc.	3,519	22
* BioScrip Inc.	3,141	21
* Omnicell Inc.	1,622	21
* Tornier NV	1,073	21
* eResearchTechnology Inc.	2,577	20
* Vascular Solutions Inc.	1,725	20
* Progenics Pharmaceuticals Inc.	2,211	19
* Pozen Inc.	2,694	19
* OncoGenex Pharmaceutical Inc.	1,480	19
* MannKind Corp.	10,063	18
* Corcept Therapeutics Inc.	4,457	18
* Cell Therapeutics Inc.	20,182	18
* XenoPort Inc.	2,951	17
* Vocera Communications Inc.	718	17
* Natus Medical Inc.	1,533	17
* Clovis Oncology Inc.	945	17
* Cerus Corp.	4,713	16
* Medtox Scientific Inc.	771	16
* ICU Medical Inc.	300	15
* Orexigen Therapeutics Inc.	4,620	15
* Idenix Pharmaceuticals Inc.	1,700	15
* Dyax Corp.	8,229	15
* Cardiovascular Systems Inc.	1,681	15
* Oncothyreon Inc.	4,177	15
* Aegerion Pharmaceuticals Inc.	931	14
* Pain Therapeutics Inc.	3,755	14
* Rockwell Medical Technologies Inc.	1,633	14
* Cadence Pharmaceuticals Inc.	5,046	14
* IRIS International Inc.	1,292	14
* Merge Healthcare Inc.	5,675	13
* Array BioPharma Inc.	4,051	13
* Synta Pharmaceuticals Corp.	2,709	13
* AtriCure Inc.	1,430	13
* Dusa Pharmaceuticals Inc.	2,487	13
* Hansen Medical Inc.	5,293	12
* Keryx Biopharmaceuticals Inc.	7,032	12
* Nymox Pharmaceutical Corp.	1,634	12
* Targacept Inc.	2,805	12
* Allos Therapeutics Inc.	6,493	12
* Vanda Pharmaceuticals Inc.	2,684	11
* Endocyte Inc.	1,758	11
* AMN Healthcare Services Inc.	1,834	11
* Sagent Pharmaceuticals Inc.	677	11
* Osiris Therapeutics Inc.	1,703	11

* Lexicon Pharmaceuticals Inc.	6,512	10
* Amicus Therapeutics Inc.	2,147	10
* Biotime Inc.	2,514	10
* BioCryst Pharmaceuticals Inc.	3,245	10
* Exactech Inc.	617	10
* Pacira Pharmaceuticals Inc.	912	10
* Arena Pharmaceuticals Inc.	1,441	10
* Sucampo Pharmaceuticals Inc. Class A	1,295	9
* Hi-Tech Pharmacal Co. Inc.	327	9
* Novavax Inc.	7,265	9
* Fluidigm Corp.	659	9
* Cytori Therapeutics Inc.	4,066	9
* Capital Senior Living Corp.	909	9
* AVI BioPharma Inc.	13,799	9
* Select Medical Holdings Corp.	954	9
* Biospecifics Technologies Corp.	504	9
* Uroplasty Inc.	1,837	9
* Vanguard Health Systems Inc.	1,079	8
* Greenway Medical Technologies	499	8
* Synergetics USA Inc.	2,265	8
* SIGA Technologies Inc.	3,501	8
National Research Corp.	186	8
* Chelsea Therapeutics International Ltd.	5,892	8
* Sunesis Pharmaceuticals Inc.	2,705	8
* Codexis Inc.	2,507	8
* RadNet Inc.	3,104	7
* Delcath Systems Inc.	4,892	7
* Symmetry Medical Inc.	930	7
Young Innovations Inc.	206	7
* Ampio Pharmaceuticals Inc.	2,189	7
* Nabi Biopharmaceuticals	4,356	7
* NewLink Genetics Corp.	523	7
* GTx Inc.	2,236	7
* Durect Corp.	7,639	6
* Anacor Pharmaceuticals Inc.	1,169	6
* Peregrine Pharmaceuticals Inc.	10,064	6
* ChemoCentryx Inc.	389	5
* Trius Therapeutics Inc.	1,053	5
* Biosante Pharmaceuticals Inc.	11,152	5
* Metabolix Inc.	2,481	5
* Verastem Inc.	485	5
* Chindex International Inc.	501	5
* Zalicus Inc.	4,860	5
* Epocrates Inc.	591	4
* PharmAthene Inc.	3,629	4
* Anthera Pharmaceuticals Inc.	2,150	4
* Columbia Laboratories Inc.	6,053	4
* Transcept Pharmaceuticals Inc.	565	4
* Zogenix Inc.	2,160	4
* KV Pharmaceutical Co. Class A	3,470	4
* Geron Corp.	2,915	4
* Cleveland Biolabs Inc.	2,884	4
* Savient Pharmaceuticals Inc.	5,141	4
* BG Medicine Inc.	684	4
* Bacterin International Holdings Inc.	2,422	4
* Providence Service Corp.	265	4
* Celldex Therapeutics Inc.	838	3

* AMAG Pharmaceuticals Inc.	236	3
* Medical Action Industries Inc.	732	3
* Alimera Sciences Inc.	1,143	3
* Acura Pharmaceuticals Inc.	1,099	3
* Cempra Inc.	371	3
* Alliance HealthCare Services Inc.	2,500	3
Invacare Corp.	171	3
* Complete Genomics Inc.	1,068	2
* Pernix Therapeutics Holdings	381	2
* Zeltiq Aesthetics Inc.	538	2
* Neostem Inc.	5,421	2
* Lannett Co. Inc.	536	2
* Pacific Biosciences of California Inc.	785	2
* BioMimetic Therapeutics Inc.	725	2
* Horizon Pharma Inc.	435	2
* Biolase Inc.	653	2
* CardioNet Inc.	637	1
* Enzon Pharmaceuticals Inc.	186	1
* CryoLife Inc.	252	1
* LHC Group Inc.	68	1
* DynaVox Inc. Class A	756	1
* Stereotaxis Inc.	3,714	1
* RTI Biologics Inc.	247	1
* Skilled Healthcare Group Inc.	149	1
* Astex Pharmaceuticals	360	1
* Enzo Biochem Inc.	322	1
* Harvard Bioscience Inc.	127	—
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	367	—
		11,997
Industrials (16.5%)
* Clean Harbors Inc.	4,817	299
* Dollar Thrifty Automotive Group Inc.	2,975	243
Acuity Brands Inc.	4,453	243
CLARCOR Inc.	4,924	240
Woodward Inc.	6,325	239
HEICO Corp.	5,361	223
Watsco Inc.	2,891	213
* Old Dominion Freight Line Inc.	4,878	212
* Hexcel Corp.	8,518	208
* Genesee & Wyoming Inc. Class A	4,073	204
* Middleby Corp.	1,927	197
* Chart Industries Inc.	3,020	189
* Advisory Board Co.	1,713	166
Applied Industrial Technologies Inc.	4,353	164
* Avis Budget Group Inc.	10,785	160
* Acacia Research Corp.	4,393	153
* Colfax Corp.	5,026	142
Rollins Inc.	6,525	139
Healthcare Services Group Inc.	6,815	133
* Hub Group Inc. Class A	3,779	132
Belden Inc.	4,174	130
Corporate Executive Board Co.	3,543	129
Raven Industries Inc.	1,856	124
Deluxe Corp.	5,277	122
* Portfolio Recovery Associates Inc.	1,755	121
* Beacon Roofing Supply Inc.	4,718	117
Mine Safety Appliances Co.	2,786	114

Franklin Electric Co. Inc.	2,231	109
Herman Miller Inc.	5,879	109
HNI Corp.	4,588	106
Knight Transportation Inc.	6,256	105
* II-VI Inc.	5,307	100
* Allegiant Travel Co. Class A	1,516	98
Titan International Inc.	4,314	97
Forward Air Corp.	3,013	96
* MasTec Inc.	5,808	95
Brink's Co.	4,146	94
Tennant Co.	1,964	83
* RBC Bearings Inc.	1,783	83
* USG Corp.	5,196	80
TAL International Group Inc.	2,254	74
Heartland Express Inc.	5,172	74
Lindsay Corp.	1,288	72
United Stationers Inc.	2,832	72
AZZ Inc.	1,287	69
Interface Inc. Class A	5,403	69
* Blount International Inc.	4,989	68
* Huron Consulting Group Inc.	2,141	67
* United Rentals Inc.	1,905	66
Knoll Inc.	4,907	65
* Exponent Inc.	1,359	64
* Teledyne Technologies Inc.	1,055	63
* Trimas Corp.	3,009	60
Insperity Inc.	2,350	59
* DigitalGlobe Inc.	3,633	59
* Team Inc.	2,000	53
* Wabash National Corp.	7,031	49
Sun Hydraulics Corp.	2,066	48
* EnerSys	1,441	48
* Trex Co. Inc.	1,604	47
* Altra Holdings Inc.	2,769	46
American Science & Engineering Inc.	936	45
Gorman-Rupp Co.	1,568	44
Kaman Corp.	1,498	44
Sauer-Danfoss Inc.	1,193	43
* DXP Enterprises Inc.	896	42
* TrueBlue Inc.	2,711	41
* Encore Capital Group Inc.	1,662	40
* Aerovironment Inc.	1,744	39
Textainer Group Holdings Ltd.	1,174	39
John Bean Technologies Corp.	2,740	38
AAON Inc.	1,938	36
* Kforce Inc.	2,720	36
CIRCOR International Inc.	1,122	36
* Meritor Inc.	6,632	36
* EnPro Industries Inc.	919	35
* Mistras Group Inc.	1,521	34
National Presto Industries Inc.	497	33
* Tetra Tech Inc.	1,309	33
ABM Industries Inc.	1,519	33
* InnerWorkings Inc.	2,668	31
* Standard Parking Corp.	1,637	31
* Taser International Inc.	5,752	31
US Ecology Inc.	1,792	31

Cubic Corp.	710	31
* MYR Group Inc.	1,956	30
Actuant Corp. Class A	1,111	29
Primoris Services Corp.	2,373	28
* Orbital Sciences Corp.	2,504	28
* Capstone Turbine Corp.	27,083	28
* GenCorp Inc.	4,392	27
Triumph Group Inc.	444	27
McGrath RentCorp	1,042	26
* Commercial Vehicle Group Inc.	2,930	26
* Astronics Corp.	989	25
* Consolidated Graphics Inc.	859	25
* Swift Transportation Co.	2,347	25
ESCO Technologies Inc.	699	24
* Columbus McKinnon Corp.	1,549	24
* Generac Holdings Inc.	937	23
Dynamic Materials Corp.	1,357	23
Mueller Industries Inc.	524	22
* FuelCell Energy Inc.	16,393	22
* CAI International Inc.	1,167	22
* H&E Equipment Services Inc.	1,342	21
* Thermon Group Holdings Inc.	1,018	21
Celadon Group Inc.	1,283	21
Houston Wire & Cable Co.	1,808	21
* Ameresco Inc. Class A	1,917	21
* Echo Global Logistics Inc.	1,147	20
Graham Corp.	1,002	19
* Furmanite Corp.	3,761	17
* Swisher Hygiene Inc.	8,612	17
* Moog Inc. Class A	449	17
Twin Disc Inc.	862	16
* Global Power Equipment Group Inc.	891	16
* PMFG Inc.	2,105	16
Werner Enterprises Inc.	652	16
* ICF International Inc.	705	16
* Park-Ohio Holdings Corp.	849	16
* Titan Machinery Inc.	505	16
* Proto Labs Inc.	391	14
* Alaska Air Group Inc.	409	14
* RPX Corp.	1,024	14
* Mobile Mini Inc.	973	13
* NN Inc.	1,711	13
Douglas Dynamics Inc.	1,029	13
* Flow International Corp.	4,240	13
AAR Corp.	1,024	12
Vicor Corp.	1,995	12
* Dycom Industries Inc.	599	12
* Pendrell Corp.	9,771	11
* Wesco Aircraft Holdings Inc.	817	11
* Casella Waste Systems Inc. Class A	2,237	11
Brady Corp. Class A	411	11
Intersections Inc.	985	11
* Heritage-Crystal Clean Inc.	575	11
* TRC Cos. Inc.	1,805	11
Albany International Corp.	541	10
Standex International Corp.	239	10
Watts Water Technologies Inc. Class A	294	10

* AT Cross Co. Class A	892	9
* Zipcar Inc.	813	9
Steelcase Inc. Class A	951	8
NL Industries Inc.	646	8
* LMI Aerospace Inc.	470	7
* Kadant Inc.	323	7
Coleman Cable Inc.	852	7
* Interline Brands Inc.	287	7
* Fuel Tech Inc.	1,764	7
* Sykes Enterprises Inc.	465	7
* GP Strategies Corp.	440	7
* On Assignment Inc.	403	7
* Active Power Inc.	8,143	6
* Odyssey Marine Exploration Inc.	1,956	6
Aircastle Ltd.	565	6
* EnergySolutions Inc.	1,777	6
* Cenveo Inc.	2,986	6
* Metalico Inc.	2,369	6
* TMS International Corp. Class A	533	6
* Quality Distribution Inc.	518	6
Marten Transport Ltd.	247	5
* EnerNOC Inc.	778	5
Viad Corp.	276	5
* Xerium Technologies Inc.	1,121	4
* CRA International Inc.	195	4
* Korn/Ferry International	269	4
* Satcon Technology Corp.	10,232	4
* Omega Flex Inc.	282	3
CDI Corp.	180	3
Quad/Graphics Inc.	232	3
* American Reprographics Co.	545	3
* Federal Signal Corp.	540	3
* Valence Technology Inc.	3,538	3
Cascade Corp.	51	3
Heidrick & Struggles International Inc.	153	3
* Accuride Corp.	418	2
* GeoEye Inc.	129	2
* Pacer International Inc.	369	2
Argan Inc.	150	2
Alamo Group Inc.	48	2
* Astronics Corp. Class B	58	1
* A123 Systems Inc.	1,331	1
Preformed Line Products Co.	21	1
Ampco-Pittsburgh Corp.	66	1
Multi-Color Corp.	55	1
* Roadrunner Transportation Systems Inc.	60	1
* PowerSecure International Inc.	241	1
Insteel Industries Inc.	107	1
* Broadwind Energy Inc.	2,937	1
* Essex Rental Corp.	268	1
Met-Pro Corp.	71	1
Compx International Inc.	11	—
		9,427
Information Technology (22.2%)
Jack Henry & Associates Inc.	8,881	293
* Concur Technologies Inc.	4,592	284
* SolarWinds Inc.	5,861	269

* Parametric Technology Corp.	12,250	247
* Wright Express Corp.	3,972	223
* Ultimate Software Group Inc.	2,656	213
* CommVault Systems Inc.	4,528	212
* CoStar Group Inc.	2,667	197
* Cirrus Logic Inc.	6,806	195
ADTRAN Inc.	6,648	194
* Aspen Technology Inc.	8,697	192
* QLIK Technologies Inc.	7,626	173
* FEI Co.	3,674	168
MAXIMUS Inc.	3,566	162
* Semtech Corp.	6,704	162
* Sourcefire Inc.	2,922	161
* Hittite Microwave Corp.	3,220	159
* Microsemi Corp.	8,876	157
* ValueClick Inc.	8,080	142
* VirnetX Holding Corp.	4,180	139
* NetSuite Inc.	2,939	138
* ACI Worldwide Inc.	3,514	134
* Finisar Corp.	9,202	132
* 3D Systems Corp.	4,303	131
* Liquidity Services Inc.	2,044	131
* Cardtronics Inc.	4,421	124
Sapient Corp.	11,212	123
Cognex Corp.	3,476	122
* Aruba Networks Inc.	9,214	121
Power Integrations Inc.	2,959	121
* Cavium Inc.	4,970	120
Blackbaud Inc.	4,567	118
* NETGEAR Inc.	3,756	118
Heartland Payment Systems Inc.	3,955	115
InterDigital Inc.	4,654	115
j2 Global Inc.	4,719	114
* Tyler Technologies Inc.	3,049	114
Littelfuse Inc.	1,944	112
* Universal Display Corp.	3,947	111
* TiVo Inc.	12,231	104
* Stratasys Inc.	2,168	103
* Veeco Instruments Inc.	2,917	101
* MicroStrategy Inc. Class A	820	100
* Manhattan Associates Inc.	2,096	100
* DealerTrack Holdings Inc.	3,638	99
* OSI Systems Inc.	1,505	96
* OpenTable Inc.	2,415	96
* LivePerson Inc.	5,404	93
* Plexus Corp.	3,300	92
* Synaptics Inc.	3,314	89
Syntel Inc.	1,580	88
Anixter International Inc.	1,532	88
* Advent Software Inc.	3,365	88
* TriQuint Semiconductor Inc.	16,840	88
* Take-Two Interactive Software Inc.	7,575	87
Fair Isaac Corp.	2,135	87
* Kenexa Corp.	2,708	79
* Ultratech Inc.	2,579	78
* FARO Technologies Inc.	1,676	77
* Netscout Systems Inc.	3,831	77

* Coherent Inc.	1,728	76
* Progress Software Corp.	3,777	73
* Websense Inc.	3,866	72
NIC Inc.	6,561	71
* Diodes Inc.	3,622	71
* Volterra Semiconductor Corp.	2,517	70
* OmniVision Technologies Inc.	4,234	69
* LogMeIn Inc.	2,090	67
* Ancestry.com Inc.	3,093	67
* Bottomline Technologies Inc.	3,684	66
* BroadSoft Inc.	2,313	63
* Verint Systems Inc.	2,173	62
* Mentor Graphics Corp.	4,388	62
MTS Systems Corp.	1,600	62
* Constant Contact Inc.	3,022	61
* comScore Inc.	3,271	59
* RealPage Inc.	3,278	59
* ViaSat Inc.	1,392	58
* Integrated Device Technology Inc.	9,714	53
Pegasystems Inc.	1,707	53
* iGATE Corp.	3,176	52
* GT Advanced Technologies Inc.	12,133	51
Micrel Inc.	5,196	51
* RealD Inc.	4,232	51
* Monotype Imaging Holdings Inc.	3,686	51
* Measurement Specialties Inc.	1,542	50
* Dice Holdings Inc.	4,992	49
Forrester Research Inc.	1,517	49
* Rambus Inc.	10,120	49
* Synchronoss Technologies Inc.	2,710	49
* Web.com Group Inc.	2,996	48
* TNS Inc.	2,616	47
Badger Meter Inc.	1,293	47
* DTS Inc.	1,689	47
* Super Micro Computer Inc.	2,917	47
* Quest Software Inc.	1,790	45
* Monolithic Power Systems Inc.	2,371	45
* Cymer Inc.	781	42
* Ixia	3,980	42
* Ceva Inc.	2,377	41
* Procera Networks Inc.	1,966	41
* Higher One Holdings Inc.	3,154	40
* TeleTech Holdings Inc.	2,616	39
* ExlService Holdings Inc.	1,758	38
* Interactive Intelligence Group Inc.	1,471	38
OPNET	1,485	37
Plantronics Inc.	1,213	37
* Entropic Communications Inc.	8,860	36
Cass Information Systems Inc.	957	35
Ebix Inc.	2,022	35
* Entegris Inc.	4,509	35
* Move Inc.	4,101	34
* PROS Holdings Inc.	2,221	33
* Internap Network Services Corp.	4,651	33
* Calix Inc.	4,115	33
* Stamps.com Inc.	1,248	31
* OCZ Technology Group Inc.	6,792	30

* Bankrate Inc.	1,746	30
* Vocus Inc.	1,868	30
* Applied Micro Circuits Corp.	5,542	30
* Unisys Corp.	1,853	29
* Silicon Image Inc.	6,385	28
* Demandware Inc.	899	28
* CSG Systems International Inc.	1,691	28
* Rofin-Sinar Technologies Inc.	1,361	27
* Power-One Inc.	6,501	27
* STEC Inc.	3,742	26
* NVE Corp.	487	25
* Saba Software Inc.	3,032	25
* Fabrinet	2,077	24
* MIPS Technologies Inc. Class A	3,782	24
* Glu Mobile Inc.	5,160	24
* Actuate Corp.	3,562	24
* SPS Commerce Inc.	858	24
* Deltek Inc.	2,259	24
* LeCroy Corp.	1,669	24
* Cornerstone OnDemand Inc.	1,162	23
* Envestnet Inc.	1,949	23
* Virtusa Corp.	1,540	23
* Rogers Corp.	555	22
* JDA Software Group Inc.	801	22
Keynote Systems Inc.	1,492	22
* ShoreTel Inc.	4,801	20
* PDF Solutions Inc.	2,243	20
* SciQuest Inc.	1,256	20
* Maxwell Technologies Inc.	2,845	20
* Perficient Inc.	1,737	20
* Jive Software Inc.	1,155	19
* LTX-Credence Corp.	2,714	19
* VASCO Data Security International Inc.	2,751	19
* Active Network Inc.	1,366	19
* Lionbridge Technologies Inc.	6,270	19
* Silicon Graphics International Corp.	3,155	19
American Software Inc. Class A	2,313	18
* Inphi Corp.	2,198	18
Cabot Microelectronics Corp.	548	17
* Guidewire Software Inc.	662	17
* Globecomm Systems Inc.	1,616	17
* Lattice Semiconductor Corp.	3,693	17
* IXYS Corp.	1,611	17
* Tangoe Inc.	858	17
* Zix Corp.	6,401	16
* Rubicon Technology Inc.	1,785	16
Digimarc Corp.	638	16
* Callidus Software Inc.	3,052	15
* Immersion Corp.	2,657	15
* M/A-COM Technology Solutions Holdings Inc.	899	15
* Limelight Networks Inc.	5,443	15
* Brightpoint Inc.	3,027	15
* Newport Corp.	1,198	14
* Bazaarvoice Inc.	815	14
* Ellie Mae Inc.	863	14
* Ultra Clean Holdings	2,316	14
* MoneyGram International Inc.	972	14

* XO Group Inc.	1,523	13
* PRGX Global Inc.	1,989	13
* Travelzoo Inc.	563	13
* Computer Task Group Inc.	1,078	13
* Aeroflex Holding Corp.	2,020	13
* IntraLinks Holdings Inc.	3,253	13
* ServiceSource International Inc.	1,070	13
* Echelon Corp.	3,574	13
* ScanSource Inc.	402	12
* TTM Technologies Inc.	1,254	12
* Guidance Software Inc.	1,403	12
* SRS Labs Inc.	1,232	11
* RF Micro Devices Inc.	2,951	11
Electro Rent Corp.	792	11
* Harmonic Inc.	2,466	11
* Seachange International Inc.	1,314	11
* Imperva Inc.	411	11
* Oplink Communications Inc.	790	10
* MoSys Inc.	3,322	10
* Responsys Inc.	965	10
* Extreme Networks	2,643	10
* TeleNav Inc.	1,575	9
* Numerex Corp. Class A	976	9
* Wave Systems Corp. Class A	8,434	8
* FalconStor Software Inc.	3,126	8
QAD Inc. Class A	673	8
Pulse Electronics Corp.	4,248	8
* Kopin Corp.	2,666	8
* CACI International Inc. Class A	191	8
* AVG Technologies NV	600	8
* support.com Inc.	3,070	8
* Hackett Group Inc.	1,500	8
* Demand Media Inc.	805	7
* MaxLinear Inc.	1,634	7
DDi Corp.	550	7
* Digital River Inc.	481	7
* Angie's List Inc.	535	7
* InfoSpace Inc.	518	7
* Mindspeed Technologies Inc.	2,018	6
Unwired Planet Inc.	2,603	6
* eMagin Corp.	1,897	6
* Millennial Media Inc.	409	6
* TechTarget Inc.	1,054	6
* Brightcove Inc.	432	5
* AXT Inc.	1,385	5
Loral Space & Communications Inc.	88	5
* Electronics for Imaging Inc.	333	5
* EPAM Systems Inc.	277	5
* ExactTarget Inc.	242	5
* InvenSense Inc.	474	5
Daktronics Inc.	695	5
* Infinera Corp.	671	4
* Microvision Inc.	1,571	4
* Carbonite Inc.	538	4
* Zygo Corp.	250	4
* Amtech Systems Inc.	915	4
* Sonus Networks Inc.	1,654	4

* Ubiquiti Networks Inc.	215	4
* Multi-Fineline Electronix Inc.	157	4
* Digi International Inc.	426	4
* ATMI Inc.	185	4
* Intermolecular Inc.	568	4
* Anaren Inc.	172	3
* Exar Corp.	415	3
Marchex Inc. Class B	899	3
* TeleCommunication Systems Inc. Class A	1,988	3
* Powerwave Technologies Inc.	3,224	3
* QuinStreet Inc.	335	3
* Yelp Inc.	162	3
EPIQ Systems Inc.	228	3
Electro Scientific Industries Inc.	213	2
* Motricity Inc.	3,550	2
* Pericom Semiconductor Corp.	279	2
* Quepasa Corp.	703	2
* Meru Networks Inc.	1,097	2
* Dot Hill Systems Corp.	1,325	2
* Splunk Inc.	46	2
* NeoPhotonics Corp.	359	1
* Kemet Corp.	243	1
* Dialogic Inc.	1,410	1
* KVH Industries Inc.	93	1
* ePlus Inc.	25	1
* Novatel Wireless Inc.	309	1
* FriendFinder Networks Inc.	432	—
* Viasystems Group Inc.	25	—
* NCI Inc. Class A	91	—
		12,735
Materials (4.1%)
NewMarket Corp.	926	193
Hecla Mining Co.	28,658	122
Eagle Materials Inc.	3,700	119
Innophos Holdings Inc.	2,227	112
* Stillwater Mining Co.	11,826	100
Olin Corp.	4,928	94
PolyOne Corp.	6,944	92
* Chemtura Corp.	6,065	92
Balchem Corp.	2,960	86
Gold Resource Corp.	2,914	77
Globe Specialty Metals Inc.	6,464	76
Koppers Holdings Inc.	2,113	74
* Graphic Packaging Holding Co.	14,324	71
AMCOL International Corp.	2,499	70
* Calgon Carbon Corp.	4,612	62
Deltic Timber Corp.	1,107	62
* Innospec Inc.	2,172	57
Worthington Industries Inc.	3,437	56
* Kraton Performance Polymers Inc.	2,856	55
* Flotek Industries Inc.	5,124	55
* LSB Industries Inc.	1,884	52
Haynes International Inc.	973	50
* SunCoke Energy Inc.	3,487	49
Quaker Chemical Corp.	999	42
Kaiser Aluminum Corp.	728	35
* Omnova Solutions Inc.	4,676	34

Zep Inc.	2,271	32
Hawkins Inc.	885	29
* Paramount Gold and Silver Corp.	12,977	28
* TPC Group Inc.	873	28
* McEwen Mining Inc.	10,731	25
Neenah Paper Inc.	811	21
Noranda Aluminum Holding Corp.	2,313	18
* Metals USA Holdings Corp.	1,180	17
* General Moly Inc.	6,863	17
* AEP Industries Inc.	437	15
KMG Chemicals Inc.	642	11
HB Fuller Co.	343	10
* Midway Gold Corp.	8,728	10
* Coeur d'Alene Mines Corp.	593	10
American Vanguard Corp.	369	10
* Senomyx Inc.	4,028	9
* Golden Minerals Co.	2,643	9
* RTI International Metals Inc.	410	9
* US Silica Holdings Inc.	706	9
FutureFuel Corp.	681	7
* GSE Holding Inc.	583	6
* Revett Minerals Inc.	1,408	5
Myers Industries Inc.	226	4
Materion Corp.	162	4
A Schulman Inc.	164	3
* Vista Gold Corp.	1,139	3
* Horsehead Holding Corp.	228	2
* United States Lime & Minerals Inc.	40	2
* Handy & Harman Ltd.	80	1
		2,341
Telecommunication Services (1.0%)
* AboveNet Inc.	2,385	199
* Cogent Communications Group Inc.	4,716	84
Consolidated Communications Holdings Inc.	2,156	32
NTELOS Holdings Corp.	1,556	30
Shenandoah Telecommunications Co.	2,420	26
* 8x8 Inc.	6,322	25
* General Communication Inc. Class A	3,771	24
* Cincinnati Bell Inc.	5,848	21
* Cbeyond Inc.	2,844	17
Lumos Networks Corp.	1,530	16
* Towerstream Corp.	4,309	16
* inContact Inc.	2,862	15
HickoryTech Corp.	1,360	13
* Vonage Holdings Corp.	6,010	11
IDT Corp. Class B	1,300	11
* Leap Wireless International Inc.	1,293	7
Atlantic Tele-Network Inc.	224	7
* Iridium Communications Inc.	524	4
* Boingo Wireless Inc.	432	4
Alaska Communications Systems Group Inc.	951	2
SureWest Communications	76	1
* Fairpoint Communications Inc.	147	1
		566
Utilities (0.1%)
South Jersey Industries Inc.	546	26

Atlantic Power Corp.	878	12
Genie Energy Ltd. Class B	1,300	9
Otter Tail Corp.	202	4
		51
Total Investments (100.0%) (Cost $57,699)		57,304
Net Assets (100%)		57,304

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, the fund invests in a single security, valued at $3,000, that is valued based on Level 2 inputs. All of the fund’s other investments were valued based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $57,699,000. Net unrealized depreciation of investment securities for tax purposes was $395,000, consisting of unrealized gains of $5,495,000 on securities that had risen in value since their purchase and $5,890,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (12.3%)
McDonald's Corp.	9,316	832
Walt Disney Co.	16,069	735
Comcast Corp. Class A	24,761	716
Home Depot Inc.	14,348	708
* Amazon.com Inc.	3,264	695
News Corp. Class A	19,414	373
Starbucks Corp.	6,730	369
Target Corp.	6,188	358
Ford Motor Co.	33,453	353
NIKE Inc. Class B	3,206	347
Time Warner Inc.	8,987	310
TJX Cos. Inc.	6,934	294
Yum! Brands Inc.	4,180	294
Lowe's Cos. Inc.	10,764	288
* priceline.com Inc.	446	279
* DIRECTV Class A	5,881	261
Viacom Inc. Class B	4,958	237
Time Warner Cable Inc.	2,866	216
CBS Corp. Class B	6,005	192
Johnson Controls Inc.	6,092	184
Coach Inc.	2,637	178
Las Vegas Sands Corp.	3,522	163
* Bed Bath & Beyond Inc.	2,099	152
* General Motors Co.	6,825	152
Macy's Inc.	3,823	145
Ross Stores Inc.	2,111	133
Carnival Corp.	3,829	123
Omnicom Group Inc.	2,524	120
* Discovery Communications Inc. Class A	2,373	119
* Chipotle Mexican Grill Inc. Class A	280	116
* O'Reilly Automotive Inc.	1,153	110
VF Corp.	781	110
* Liberty Global Inc. Class A	2,351	109
McGraw-Hill Cos. Inc.	2,496	108
* Dollar Tree Inc.	1,039	107
Kohl's Corp.	2,276	104
Harley-Davidson Inc.	2,122	102
Limited Brands Inc.	2,240	99
Mattel Inc.	3,121	97
Thomson Reuters Corp.	3,378	93
Starwood Hotels & Resorts Worldwide Inc.	1,752	93
Marriott International Inc. Class A	2,329	90
Genuine Parts Co.	1,413	89
* AutoZone Inc.	228	87
* Liberty Media Corp. - Liberty Capital Class A	997	85
Gap Inc.	3,175	84
Staples Inc.	6,403	84
* Liberty Interactive Corp. Class A	5,016	84
Ralph Lauren Corp. Class A	564	84

Family Dollar Stores Inc.	1,099	74
* BorgWarner Inc.	984	71
* Sirius XM Radio Inc.	35,432	67
PetSmart Inc.	1,019	66
Nordstrom Inc.	1,383	66
Wyndham Worldwide Corp.	1,311	65
Tiffany & Co.	1,147	64
Darden Restaurants Inc.	1,154	60
Tractor Supply Co.	649	59
Wynn Resorts Ltd.	574	59
* CarMax Inc.	2,028	57
Virgin Media Inc.	2,506	55
DISH Network Corp. Class A	1,797	50
Autoliv Inc.	856	49
Advance Auto Parts Inc.	662	48
Newell Rubbermaid Inc.	2,615	48
* LKQ Corp.	1,310	48
Best Buy Co. Inc.	2,501	47
Polaris Industries Inc.	582	44
Foot Locker Inc.	1,390	44
Scripps Networks Interactive Inc. Class A	798	44
* Dollar General Corp.	890	44
PVH Corp.	537	43
Interpublic Group of Cos. Inc.	4,141	43
Whirlpool Corp.	685	42
H&R Block Inc.	2,741	42
DR Horton Inc.	2,512	42
Garmin Ltd.	966	41
Dick's Sporting Goods Inc.	846	39
Lennar Corp. Class A	1,439	39
JC Penney Co. Inc.	1,485	39
International Game Technology	2,693	39
* Panera Bread Co. Class A	261	38
* TripAdvisor Inc.	872	37
Expedia Inc.	811	37
* NVR Inc.	46	37
Hasbro Inc.	1,036	37
Ulta Salon Cosmetics & Fragrance Inc.	408	36
* Toll Brothers Inc.	1,319	36
* TRW Automotive Holdings Corp.	915	35
Lear Corp.	878	35
* Mohawk Industries Inc.	510	35
* Fossil Inc.	470	34
* MGM Resorts International	3,163	34
Signet Jewelers Ltd.	780	34
American Eagle Outfitters Inc.	1,750	34
* Under Armour Inc. Class A	327	33
* Netflix Inc.	498	32
* WABCO Holdings Inc.	606	31
Williams-Sonoma Inc.	895	31
* Delphi Automotive plc	1,029	30
* Apollo Group Inc. Class A	923	29
* PulteGroup Inc.	3,066	29
* Charter Communications Inc. Class A	457	29
Gentex Corp.	1,282	29
Royal Caribbean Cruises Ltd.	1,212	29
Gannett Co. Inc.	2,159	28

* Penn National Gaming Inc.	610	28
Tupperware Brands Corp.	516	28
Jarden Corp.	686	28
* Urban Outfitters Inc.	975	27
Leggett & Platt Inc.	1,283	27
* Tempur-Pedic International Inc.	573	26
Abercrombie & Fitch Co.	789	26
Harman International Industries Inc.	628	25
* Hanesbrands Inc.	867	24
* Carter's Inc.	442	24
Chico's FAS Inc.	1,582	23
GameStop Corp. Class A	1,203	23
* Goodyear Tire & Rubber Co.	2,192	23
Service Corp. International	1,989	23
* Sally Beauty Holdings Inc.	853	23
Brinker International Inc.	677	22
* Big Lots Inc.	589	22
* Ascena Retail Group Inc.	1,128	21
Cablevision Systems Corp. Class A	1,851	21
* Madison Square Garden Co. Class A	541	20
* Deckers Outdoor Corp.	348	19
* Michael Kors Holdings Ltd.	490	19
Cinemark Holdings Inc.	835	19
John Wiley & Sons Inc. Class A	419	19
Wolverine World Wide Inc.	446	19
* AMC Networks Inc. Class A	488	19
Dillard's Inc. Class A	280	19
Sotheby's	607	19
* Visteon Corp.	459	18
* Bally Technologies Inc.	388	18
Aaron's Inc.	679	18
Rent-A-Center Inc.	528	18
Brunswick Corp.	800	18
Dana Holding Corp.	1,314	17
* Coinstar Inc.	282	17
* Sears Holdings Corp.	348	17
Six Flags Entertainment Corp.	375	17
DeVry Inc.	618	17
Men's Wearhouse Inc.	463	17
* Life Time Fitness Inc.	380	16
* Warnaco Group Inc.	364	16
Domino's Pizza Inc.	523	16
Pool Corp.	433	16
* Cheesecake Factory Inc.	491	16
Washington Post Co. Class B	45	16
Guess? Inc.	582	15
* Tenneco Inc.	543	15
Pier 1 Imports Inc.	881	14
* Tesla Motors Inc.	485	14
* Genesco Inc.	213	14
Vail Resorts Inc.	324	14
* Buffalo Wild Wings Inc.	165	14
HSN Inc.	359	14
* Hyatt Hotels Corp. Class A	377	14
* Hibbett Sports Inc.	247	14
* Steven Madden Ltd.	340	14
* Cabela's Inc.	389	14

* Crocs Inc.	811	14
* Select Comfort Corp.	500	14
* Aeropostale Inc.	725	13
* Lamar Advertising Co. Class A	522	13
DSW Inc. Class A	213	13
* ITT Educational Services Inc.	223	13
Cracker Barrel Old Country Store Inc.	207	13
Wendy's Co.	2,686	12
Morningstar Inc.	219	12
* Gaylord Entertainment Co.	320	12
* Live Nation Entertainment Inc.	1,268	12
* Collective Brands Inc.	553	12
* ANN Inc.	435	12
Thor Industries Inc.	376	12
* DreamWorks Animation SKG Inc. Class A	641	11
Weight Watchers International Inc.	198	11
* AutoNation Inc.	310	11
Bob Evans Farms Inc.	273	11
* Jos A Bank Clothiers Inc.	249	11
* Vitamin Shoppe Inc.	223	11
* Fifth & Pacific Co. Inc.	915	11
Group 1 Automotive Inc.	205	11
* WMS Industries Inc.	515	11
Hillenbrand Inc.	563	11
Texas Roadhouse Inc. Class A	565	10
* Saks Inc.	1,036	10
* Jack in the Box Inc.	395	10
* Children's Place Retail Stores Inc.	220	10
Regal Entertainment Group Class A	728	10
Strayer Education Inc.	110	10
Penske Automotive Group Inc.	401	10
* Iconix Brand Group Inc.	655	10
PF Chang's China Bistro Inc.	191	10
MDC Holdings Inc.	337	10
Meredith Corp.	327	10
Finish Line Inc. Class A	466	10
Regis Corp.	519	9
Buckle Inc.	242	9
* BJ's Restaurants Inc.	216	9
Choice Hotels International Inc.	258	9
Monro Muffler Brake Inc.	274	9
* Express Inc.	497	9
Ryland Group Inc.	399	9
* Helen of Troy Ltd.	278	9
Cooper Tire & Rubber Co.	558	9
* New York Times Co. Class A	1,232	8
Arbitron Inc.	244	8
* Valassis Communications Inc.	402	8
Matthews International Corp. Class A	265	8
GNC Holdings Inc. Class A	206	8
* Papa John's International Inc.	168	8
* Shutterfly Inc.	283	8
* Shuffle Master Inc.	486	8
* Charming Shoppes Inc.	1,044	8
* Meritage Homes Corp.	251	8
Dunkin' Brands Group Inc.	230	7
* Orient-Express Hotels Ltd. Class A	856	7

Cato Corp. Class A	249	7
Jones Group Inc.	735	7
* Asbury Automotive Group Inc.	263	7
* Zumiez Inc.	191	7
* Peet's Coffee & Tea Inc.	116	7
* Ascent Capital Group Inc. Class A	130	7
True Religion Apparel Inc.	232	7
Churchill Downs Inc.	113	7
National CineMedia Inc.	496	7
* DineEquity Inc.	139	7
Sturm Ruger & Co. Inc.	170	7
* Marriott Vacations Worldwide Corp.	233	7
* La-Z-Boy Inc.	466	7
Scholastic Corp.	239	6
International Speedway Corp. Class A	265	6
* Steiner Leisure Ltd.	136	6
* Lumber Liquidators Holdings Inc.	213	6
Interval Leisure Group Inc.	365	6
* Lions Gate Entertainment Corp.	439	6
* Skechers U.S.A. Inc. Class A	343	6
* American Axle & Manufacturing Holdings Inc.	622	6
Oxford Industries Inc.	125	6
Ameristar Casinos Inc.	305	6
CEC Entertainment Inc.	163	6
Sonic Automotive Inc. Class A	381	6
* Pinnacle Entertainment Inc.	579	6
Columbia Sportswear Co.	117	6
* Knology Inc.	287	6
* Office Depot Inc.	2,493	5
KB Home	735	5
* Dorman Products Inc.	107	5
Belo Corp. Class A	890	5
* American Public Education Inc.	177	5
Stage Stores Inc.	280	5
* Sonic Corp.	555	5
Pep Boys-Manny Moe & Jack	503	5
* K12 Inc.	210	5
Fred's Inc. Class A	333	5
Brown Shoe Co. Inc.	377	4
Core-Mark Holding Co. Inc.	103	4
* Standard Pacific Corp.	867	4
* AFC Enterprises Inc.	209	4
American Greetings Corp. Class A	317	4
Ethan Allen Interiors Inc.	195	4
Lithia Motors Inc. Class A	177	4
Movado Group Inc.	156	4
* Biglari Holdings Inc.	11	4
RadioShack Corp.	926	4
* Grand Canyon Education Inc.	232	4
Stewart Enterprises Inc. Class A	672	4
* Drew Industries Inc.	154	4
JAKKS Pacific Inc.	220	4
* LeapFrog Enterprises Inc.	389	4
* iRobot Corp.	190	4
* Caesars Entertainment Corp.	331	4
* Scientific Games Corp. Class A	464	4
* Ruby Tuesday Inc.	540	4

*,^ Groupon Inc.		362	4
*	Barnes & Noble Inc.	234	4
*	Denny's Corp.	889	4
*	Capella Education Co.	124	4
	Hot Topic Inc.	380	4
*	Boyd Gaming Corp.	492	4
*	Maidenform Brands Inc.	191	4
*	Smith & Wesson Holding Corp.	541	4
*	rue21 inc	135	4
*	Blue Nile Inc.	110	4
*	Career Education Corp.	542	4
*	Arctic Cat Inc.	98	4
	Superior Industries International Inc.	211	4
*	OfficeMax Inc.	726	4
*	Vera Bradley Inc.	161	4
*	Red Robin Gourmet Burgers Inc.	109	3
*	Amerigon Inc.	288	3
	Harte-Hanks Inc.	398	3
	Sinclair Broadcast Group Inc. Class A	410	3
*	Cost Plus Inc.	151	3
*	Krispy Kreme Doughnuts Inc.	526	3
	Blyth Inc.	44	3
	Callaway Golf Co.	587	3
*	Bridgepoint Education Inc.	164	3
*	G-III Apparel Group Ltd.	129	3
*	America's Car-Mart Inc.	72	3
*	Multimedia Games Holding Co. Inc.	243	3
*	Quiksilver Inc.	1,113	3
*	M/I Homes Inc.	195	3
*	Modine Manufacturing Co.	437	3
	Universal Technical Institute Inc.	229	3
*	Libbey Inc.	192	3
	Nutrisystem Inc.	270	3
*	Bravo Brio Restaurant Group Inc.	168	3
	Marcus Corp.	205	3
*	Wet Seal Inc. Class A	956	3
	bebe stores inc	423	3
*	Winnebago Industries Inc.	301	3
*	Conn's Inc.	154	3
*	Shoe Carnival Inc.	127	3
	Standard Motor Products Inc.	198	3
*	EW Scripps Co. Class A	293	3
*	Digital Generation Inc.	275	3
*	Fisher Communications Inc.	91	3
*	Fuel Systems Solutions Inc.	172	3
	PetMed Express Inc.	226	3
	Clear Channel Outdoor Holdings Inc. Class A	409	3
*	Education Management Corp.	329	3
*	Cavco Industries Inc.	60	3
	MDC Partners Inc. Class A	255	2
*	Zagg Inc.	232	2
*	Beazer Homes USA Inc.	937	2
*	Francesca's Holdings Corp.	104	2
*	Perry Ellis International Inc.	125	2
*	Central European Media Enterprises Ltd. Class A	390	2
	Haverty Furniture Cos. Inc.	188	2
	Benihana Inc. Class A	141	2

* Ruth's Hospitality Group Inc.	337	2
* Mattress Firm Holding Corp.	64	2
World Wrestling Entertainment Inc. Class A	271	2
* Stein Mart Inc.	287	2
* Tumi Holdings Inc.	120	2
Speedway Motorsports Inc.	125	2
* hhgregg Inc.	191	2
* Town Sports International Holdings Inc.	175	2
* VOXX International Corp. Class A	205	2
* Universal Electronics Inc.	145	2
Weyco Group Inc.	81	2
* Tuesday Morning Corp.	446	2
* Pandora Media Inc.	171	2
* West Marine Inc.	175	2
* Caribou Coffee Co. Inc.	150	2
CSS Industries Inc.	93	2
* Steinway Musical Instruments Inc.	78	2
Spartan Motors Inc.	386	2
Mac-Gray Corp.	139	2
* Corinthian Colleges Inc.	611	2
Lincoln Educational Services Corp.	285	2
* Saga Communications Inc. Class A	47	2
* Rentrak Corp.	101	2
* Skullcandy Inc.	123	2
* MarineMax Inc.	167	2
* Talbots Inc.	645	2
* Citi Trends Inc.	113	2
* McClatchy Co. Class A	697	2
* Isle of Capri Casinos Inc.	279	1
* HomeAway Inc.	62	1
* Federal-Mogul Corp.	130	1
Destination Maternity Corp.	71	1
Einstein Noah Restaurant Group Inc.	79	1
* Journal Communications Inc. Class A	309	1
* Kenneth Cole Productions Inc. Class A	86	1
* Stoneridge Inc.	180	1
* Exide Technologies	539	1
* Unifi Inc.	112	1
* Kirkland's Inc.	109	1
* Black Diamond Inc.	123	1
* Gordmans Stores Inc.	60	1
* Body Central Corp.	72	1
* Hovnanian Enterprises Inc. Class A	560	1
* Fiesta Restaurant Group Inc.	84	1
Big 5 Sporting Goods Corp.	149	1
* Red Lion Hotels Corp.	108	1
Winmark Corp.	16	1
Lifetime Brands Inc.	68	1
RG Barry Corp.	59	1
Outdoor Channel Holdings Inc.	114	1
* Systemax Inc.	58	1
* Jamba Inc.	364	1
* Cumulus Media Inc. Class A	245	1
* Casual Male Retail Group Inc.	213	1
* New York & Co. Inc.	167	1
* Entercom Communications Corp. Class A	119	1
* Delta Apparel Inc.	41	1

Cherokee Inc.	46	1
Martha Stewart Living Omnimedia Class A	178	1
* Sealy Corp.	311	1
* Morgans Hotel Group Co.	116	1
* Fiesta Restaurant Group Inc.	84	1
* Build-A-Bear Workshop Inc.	111	1
* LIN TV Corp. Class A	171	—
Ambassadors Group Inc.	93	—
* ReachLocal Inc.	46	—
* Luby's Inc.	89	—
AH Belo Corp. Class A	108	—
* Orbitz Worldwide Inc.	113	—
* Teavana Holdings Inc.	31	—
* Geeknet Inc.	22	—
* Valuevision Media Inc. Class A	215	—
* Zale Corp.	157	—
* Overstock.com Inc.	55	—
* Pacific Sunwear of California Inc.	246	—
* K-Swiss Inc. Class A	115	—
* Gray Television Inc.	235	—
* School Specialty Inc.	106	—
* Global Sources Ltd.	56	—
* Tower International Inc.	22	—
* Monarch Casino & Resort Inc.	30	—
* Johnson Outdoors Inc. Class A	15	—
* Coldwater Creek Inc.	326	—
* Motorcar Parts of America Inc.	61	—
* Furniture Brands International Inc.	227	—
* Summer Infant Inc.	83	—
* 1-800-Flowers.com Inc. Class A	81	—
* Nexstar Broadcasting Group Inc. Class A	34	—
* Orchard Supply Hardware Stores Corp. Class A	11	—
Value Line Inc.	15	—
Entravision Communications Corp. Class A	135	—
* Digital Domain Media Group Inc.	24	—
Bon-Ton Stores Inc.	32	—
Christopher & Banks Corp.	129	—
Shiloh Industries Inc.	15	—
* Crown Media Holdings Inc. Class A	98	—
Marine Products Corp.	26	—
* US Auto Parts Network Inc.	29	—
Skyline Corp.	20	—
* Cambium Learning Group Inc.	71	—
National American University Holdings Inc.	21	—
* Dial Global Inc.	20	—
		15,980
Consumer Staples (9.9%)
Procter & Gamble Co.	25,061	1,561
Philip Morris International Inc.	15,967	1,349
Coca-Cola Co.	17,738	1,326
Wal-Mart Stores Inc.	15,932	1,049
PepsiCo Inc.	14,192	963
Altria Group Inc.	18,795	605
Kraft Foods Inc.	14,836	568
CVS Caremark Corp.	11,506	517
Colgate-Palmolive Co.	4,390	432
Costco Wholesale Corp.	3,923	339

Kimberly-Clark Corp.	3,528	280
Walgreen Co.	7,746	236
General Mills Inc.	5,732	219
Archer-Daniels-Midland Co.	6,068	194
HJ Heinz Co.	2,890	153
Lorillard Inc.	1,213	150
Mead Johnson Nutrition Co.	1,835	148
Sysco Corp.	5,239	146
Reynolds American Inc.	3,010	126
Whole Foods Market Inc.	1,389	123
Kroger Co.	5,132	113
Sara Lee Corp.	5,254	110
Estee Lauder Cos. Inc. Class A	2,027	110
Kellogg Co.	2,209	108
ConAgra Foods Inc.	3,672	92
* Monster Beverage Corp.	1,258	91
Hershey Co.	1,365	91
Beam Inc.	1,385	84
Clorox Co.	1,198	82
Dr Pepper Snapple Group Inc.	1,988	82
Brown-Forman Corp. Class B	921	80
JM Smucker Co.	1,042	80
Bunge Ltd.	1,322	79
Coca-Cola Enterprises Inc.	2,716	74
Church & Dwight Co. Inc.	1,284	68
McCormick & Co. Inc.	1,190	67
Avon Products Inc.	3,863	64
Tyson Foods Inc. Class A	2,702	52
Campbell Soup Co.	1,593	51
Herbalife Ltd.	1,071	48
Molson Coors Brewing Co. Class B	1,206	46
* Energizer Holdings Inc.	593	43
Safeway Inc.	2,159	41
Hormel Foods Corp.	1,233	37
Corn Products International Inc.	687	35
* Ralcorp Holdings Inc.	495	32
* Smithfield Foods Inc.	1,491	29
* Constellation Brands Inc. Class A	1,447	28
* Green Mountain Coffee Roasters Inc.	1,104	26
* Dean Foods Co.	1,645	26
Flowers Foods Inc.	1,004	22
* United Natural Foods Inc.	435	22
Nu Skin Enterprises Inc. Class A	492	21
Casey's General Stores Inc.	341	19
* TreeHouse Foods Inc.	319	18
* Hain Celestial Group Inc.	322	18
* Harris Teeter Supermarkets Inc.	442	17
* Darling International Inc.	1,051	15
* Fresh Market Inc.	253	15
Lancaster Colony Corp.	169	11
Snyders-Lance Inc.	425	11
Sanderson Farms Inc.	199	11
PriceSmart Inc.	160	11
B&G Foods Inc. Class A	431	10
Universal Corp.	208	9
SUPERVALU Inc.	1,905	9
* Boston Beer Co. Inc. Class A	74	8

Fresh Del Monte Produce Inc.	328	8
* Elizabeth Arden Inc.	220	8
* Post Holdings Inc.	248	8
Andersons Inc.	167	7
Vector Group Ltd.	432	7
J&J Snack Foods Corp.	129	7
* Rite Aid Corp.	5,292	7
WD-40 Co.	144	7
* Prestige Brands Holdings Inc.	452	6
* Spectrum Brands Holdings Inc.	163	6
Tootsie Roll Industries Inc.	239	5
* Pilgrim's Pride Corp.	549	5
Weis Markets Inc.	99	4
Cal-Maine Foods Inc.	115	4
Diamond Foods Inc.	178	4
* Central Garden and Pet Co. Class A	395	4
* Star Scientific Inc.	888	3
Spartan Stores Inc.	203	3
* Smart Balance Inc.	538	3
Calavo Growers Inc.	110	3
* Pantry Inc.	233	3
* Dole Food Co. Inc.	338	3
Coca-Cola Bottling Co. Consolidated	48	3
* USANA Health Sciences Inc.	69	3
* Medifast Inc.	146	3
Nash Finch Co.	127	3
* Central European Distribution Corp.	661	3
* Susser Holdings Corp.	88	3
Inter Parfums Inc.	153	2
* Alliance One International Inc.	786	2
* Chiquita Brands International Inc.	403	2
* National Beverage Corp.	134	2
* Chefs' Warehouse Inc.	100	2
Village Super Market Inc. Class A	74	2
Nature's Sunshine Products Inc.	126	2
* Omega Protein Corp.	243	2
Limoneira Co.	98	2
Ingles Markets Inc. Class A	90	1
* Schiff Nutrition International Inc.	82	1
* Seneca Foods Corp. Class A	62	1
Roundy's Inc.	125	1
* Synutra International Inc.	250	1
Alico Inc.	50	1
* Revlon Inc. Class A	70	1
Female Health Co.	163	1
* Nutraceutical International Corp.	53	1
Oil-Dri Corp. of America	37	1
Arden Group Inc.	6	1
Imperial Sugar Co.	70	—
* Craft Brew Alliance Inc.	53	—
* Harbinger Group Inc.	40	—
Griffin Land & Nurseries Inc.	8	—
* Farmer Bros Co.	25	—
Lifeway Foods Inc.	17	—
MGP Ingredients Inc.	41	—
* Primo Water Corp.	70	—
		12,862

Energy (9.7%)
Exxon Mobil Corp.	41,984	3,301
Chevron Corp.	18,049	1,774
Schlumberger Ltd.	12,183	771
ConocoPhillips	11,921	622
Occidental Petroleum Corp.	7,299	579
Apache Corp.	3,443	280
Anadarko Petroleum Corp.	4,467	272
National Oilwell Varco Inc.	3,799	254
Halliburton Co.	8,216	247
EOG Resources Inc.	2,411	239
Devon Energy Corp.	3,798	226
Williams Cos. Inc.	5,578	170
* Phillips 66	5,614	169
Spectra Energy Corp.	5,835	168
Baker Hughes Inc.	3,903	163
Marathon Oil Corp.	6,394	159
^ Kinder Morgan Inc.	4,416	151
Noble Energy Inc.	1,585	134
Hess Corp.	2,724	119
Marathon Petroleum Corp.	3,197	115
Valero Energy Corp.	5,120	108
Pioneer Natural Resources Co.	1,107	107
* Cameron International Corp.	2,200	101
Chesapeake Energy Corp.	5,905	100
* Southwestern Energy Co.	3,124	88
* FMC Technologies Inc.	2,158	87
Range Resources Corp.	1,443	83
* Concho Resources Inc.	929	82
Murphy Oil Corp.	1,737	81
Cabot Oil & Gas Corp.	1,876	61
CONSOL Energy Inc.	2,035	57
Peabody Energy Corp.	2,431	57
EQT Corp.	1,207	56
* Denbury Resources Inc.	3,609	55
Core Laboratories NV	410	52
HollyFrontier Corp.	1,714	51
* Whiting Petroleum Corp.	1,054	46
Oceaneering International Inc.	975	45
Sunoco Inc.	970	45
QEP Resources Inc.	1,587	42
* Plains Exploration & Production Co.	1,151	41
Cimarex Energy Co.	768	41
Helmerich & Payne Inc.	856	39
* Newfield Exploration Co.	1,208	36
Diamond Offshore Drilling Inc.	618	36
* Nabors Industries Ltd.	2,580	35
* Rowan Cos. plc	1,145	34
SM Energy Co.	572	31
* Oil States International Inc.	460	31
* Superior Energy Services Inc.	1,385	30
* Dresser-Rand Group Inc.	676	30
Energen Corp.	648	29
* Tesoro Corp.	1,291	29
* Continental Resources Inc.	377	27
* WPX Energy Inc.	1,761	26
* Ultra Petroleum Corp.	1,374	25

* Cobalt International Energy Inc.	1,063	24
World Fuel Services Corp.	636	24
* SandRidge Energy Inc.	3,682	23
* McDermott International Inc.	2,106	21
* Alpha Natural Resources Inc.	2,034	21
Energy XXI Bermuda Ltd.	677	21
Tidewater Inc.	466	21
Patterson-UTI Energy Inc.	1,388	21
* Atwood Oceanics Inc.	509	19
* Cheniere Energy Inc.	1,381	19
* Kodiak Oil & Gas Corp.	2,314	19
* Dril-Quip Inc.	309	19
* Rosetta Resources Inc.	476	18
Berry Petroleum Co. Class A	463	18
Lufkin Industries Inc.	302	17
* SEACOR Holdings Inc.	195	17
* Helix Energy Solutions Group Inc.	952	16
* Unit Corp.	377	15
CARBO Ceramics Inc.	173	14
* Oasis Petroleum Inc.	535	14
Bristow Group Inc.	327	13
Golar LNG Ltd.	359	13
Arch Coal Inc.	1,900	12
* SemGroup Corp. Class A	373	11
* Key Energy Services Inc.	1,121	11
* Stone Energy Corp.	440	10
* Northern Oil and Gas Inc.	567	10
Teekay Corp.	375	10
EXCO Resources Inc.	1,338	10
* Hornbeck Offshore Services Inc.	278	9
Western Refining Inc.	474	9
* McMoRan Exploration Co.	882	9
* Forest Oil Corp.	1,021	9
* Cloud Peak Energy Inc.	548	8
* Bill Barrett Corp.	424	8
* Carrizo Oil & Gas Inc.	350	8
* Gulfmark Offshore Inc.	214	8
* Swift Energy Co.	381	8
* Gulfport Energy Corp.	410	8
* ION Geophysical Corp.	1,180	7
* Petroleum Development Corp.	269	7
* Exterran Holdings Inc.	574	7
Targa Resources Corp.	148	7
* Approach Resources Inc.	234	7
Ship Finance International Ltd.	421	7
* GeoResources Inc.	182	6
* Comstock Resources Inc.	428	6
* Clean Energy Fuels Corp.	445	6
RPC Inc.	580	6
Nordic American Tankers Ltd.	476	6
* Contango Oil & Gas Co.	113	6
* Parker Drilling Co.	1,102	5
* Magnum Hunter Resources Corp.	1,326	5
Crosstex Energy Inc.	391	5
* Quicksilver Resources Inc.	1,173	5
* Newpark Resources Inc.	883	5
W&T Offshore Inc.	331	5

* TETRA Technologies Inc.	746	5
* Hercules Offshore Inc.	1,221	4
* CVR Energy Inc.	157	4
* Endeavour International Corp.	397	4
* Vaalco Energy Inc.	460	4
* Energy Partners Ltd.	244	4
* Laredo Petroleum Holdings Inc.	181	4
* Rex Energy Corp.	374	4
* Pioneer Drilling Co.	502	4
* OYO Geospace Corp.	40	4
* Heckmann Corp.	1,048	4
* Rentech Inc.	1,858	3
* Resolute Energy Corp.	386	3
* Goodrich Petroleum Corp.	225	3
Gulf Island Fabrication Inc.	129	3
* Kosmos Energy Ltd.	296	3
* Tesco Corp.	256	3
* BPZ Resources Inc.	981	3
* Clayton Williams Energy Inc.	51	3
* PHI Inc.	120	3
Overseas Shipholding Group Inc.	257	3
* Petroquest Energy Inc.	557	3
* Venoco Inc.	295	3
* Vantage Drilling Co.	1,798	3
Penn Virginia Corp.	479	3
* Cal Dive International Inc.	1,037	3
* Basic Energy Services Inc.	235	3
* FX Energy Inc.	547	3
* Matrix Service Co.	256	3
* Sanchez Energy Corp.	107	3
* Mitcham Industries Inc.	132	2
Frontline Ltd.	515	2
* ATP Oil & Gas Corp.	458	2
Teekay Tankers Ltd. Class A	592	2
Apco Oil and Gas International Inc.	100	2
* C&J Energy Services Inc.	126	2
* Harvest Natural Resources Inc.	410	2
Knightsbridge Tankers Ltd.	241	2
Delek US Holdings Inc.	134	2
Panhandle Oil and Gas Inc. Class A	83	2
* Scorpio Tankers Inc.	373	2
* Dawson Geophysical Co.	91	2
* Uranium Energy Corp.	869	2
* Patriot Coal Corp.	740	2
* Callon Petroleum Co.	387	2
* Willbros Group Inc.	278	2
* Abraxas Petroleum Corp.	556	2
* Triangle Petroleum Corp.	295	2
* Natural Gas Services Group Inc.	87	1
* Isramco Inc.	15	1
* Bonanza Creek Energy Inc.	65	1
* Warren Resources Inc.	458	1
* Green Plains Renewable Energy Inc.	136	1
* REX American Resources Corp.	50	1
* Matador Resources Co.	91	1
* Kinder Morgan Inc. Warrants Exp. 5/25/2017	143	1
* Evolution Petroleum Corp.	101	1

* Gastar Exploration Ltd.	421	1
* Miller Energy Resources Inc.	183	1
* Hyperdynamics Corp.	963	1
* Global Geophysical Services Inc.	101	1
* Solazyme Inc.	62	1
* James River Coal Co.	230	1
* Crimson Exploration Inc.	138	1
* KiOR Inc.	51	—
* Ur-Energy Inc.	484	—
Alon USA Energy Inc.	50	—
* RigNet Inc.	27	—
* Voyager Oil & Gas Inc.	212	—
* USEC Inc.	544	—
* Uranerz Energy Corp.	291	—
* Ceres Inc.	37	—
* Amyris Inc.	124	—
* Renewable Energy Group Inc.	47	—
* Westmoreland Coal Co.	41	—
* Syntroleum Corp.	475	—
* Uranium Resources Inc.	419	—
* GMX Resources Inc.	294	—
* Union Drilling Inc.	60	—
* US Energy Corp. Wyoming	110	—
* Zion Oil & Gas Inc.	89	—
* Houston American Energy Corp.	117	—
DHT Holdings Inc.	230	—
Hallador Energy Co.	20	—
* CAMAC Energy Inc.	159	—
* L&L Energy Inc.	71	—
* Gevo Inc.	16	—
* Geokinetics Inc.	43	—
		12,664
Financials (15.5%)
Wells Fargo & Co.	44,163	1,415
* Berkshire Hathaway Inc. Class B	15,717	1,247
JPMorgan Chase & Co.	35,677	1,183
Bank of America Corp.	96,357	708
Citigroup Inc.	26,091	692
US Bancorp	17,298	538
American Express Co.	9,434	527
Goldman Sachs Group Inc.	4,649	445
Simon Property Group Inc.	2,634	389
PNC Financial Services Group Inc.	4,726	290
American Tower Corporation	3,561	231
Capital One Financial Corp.	4,482	230
Bank of New York Mellon Corp.	11,149	227
Travelers Cos. Inc.	3,530	221
ACE Ltd.	3,030	219
MetLife Inc.	7,374	215
Prudential Financial Inc.	4,364	203
BB&T Corp.	6,253	189
State Street Corp.	4,526	187
Morgan Stanley	13,869	185
Chubb Corp.	2,447	176
Aflac Inc.	4,200	168
Public Storage	1,261	168
Discover Financial Services	4,898	162

Equity Residential	2,646	162
Marsh & McLennan Cos. Inc.	4,925	158
CME Group Inc.	603	155
Allstate Corp.	4,431	150
HCP Inc.	3,646	149
Annaly Capital Management Inc.	8,539	142
Franklin Resources Inc.	1,301	139
Aon plc	2,968	138
Vornado Realty Trust	1,655	136
Boston Properties Inc.	1,308	135
T. Rowe Price Group Inc.	2,333	134
Ventas Inc.	2,276	134
Prologis Inc.	4,120	132
BlackRock Inc.	769	131
Progressive Corp.	5,572	121
AvalonBay Communities Inc.	845	118
Charles Schwab Corp.	9,404	117
* American International Group Inc.	3,968	116
Loews Corp.	2,845	111
SunTrust Banks Inc.	4,821	110
Fifth Third Bancorp	8,249	110
Health Care REIT Inc.	1,913	106
Ameriprise Financial Inc.	2,032	97
Weyerhaeuser Co.	4,836	96
Host Hotels & Resorts Inc.	6,161	94
M&T Bank Corp.	1,127	92
Invesco Ltd.	4,149	90
American Capital Agency Corp.	2,694	88
General Growth Properties Inc.	5,061	85
Northern Trust Corp.	1,950	84
* IntercontinentalExchange Inc.	661	81
Regions Financial Corp.	12,682	80
Digital Realty Trust Inc.	964	68
Principal Financial Group Inc.	2,740	67
Hartford Financial Services Group Inc.	3,998	67
Macerich Co.	1,176	67
Kimco Realty Corp.	3,654	66
Moody's Corp.	1,790	65
KeyCorp	8,537	64
* CIT Group Inc.	1,801	62
SL Green Realty Corp.	799	60
NYSE Euronext	2,351	57
XL Group plc Class A	2,778	57
Federal Realty Investment Trust	559	55
Comerica Inc.	1,804	55
Lincoln National Corp.	2,616	54
UDR Inc.	2,053	53
Plum Creek Timber Co. Inc.	1,454	53
Unum Group	2,626	52
Huntington Bancshares Inc.	7,752	51
SLM Corp.	3,479	49
New York Community Bancorp Inc.	3,927	48
* Affiliated Managers Group Inc.	468	48
Cincinnati Financial Corp.	1,314	47
Essex Property Trust Inc.	313	47
Rayonier Inc.	1,093	47
Camden Property Trust	709	46

Realty Income Corp.	1,196	46
* Arch Capital Group Ltd.	1,185	45
* Alleghany Corp.	135	44
* CBRE Group Inc. Class A	2,624	43
PartnerRe Ltd.	607	43
Everest Re Group Ltd.	413	42
Torchmark Corp.	896	42
WR Berkley Corp.	1,027	39
* Markel Corp.	88	39
Taubman Centers Inc.	528	39
Axis Capital Holdings Ltd.	1,162	38
Alexandria Real Estate Equities Inc.	555	38
Fidelity National Financial Inc. Class A	2,005	38
People's United Financial Inc.	3,196	37
Arthur J Gallagher & Co.	1,051	37
* MSCI Inc. Class A	1,079	36
Leucadia National Corp.	1,775	36
Liberty Property Trust	1,034	36
RenaissanceRe Holdings Ltd.	465	36
Regency Centers Corp.	808	35
TD Ameritrade Holding Corp.	1,965	34
Raymond James Financial Inc.	984	34
Reinsurance Group of America Inc. Class A	664	33
Duke Realty Corp.	2,393	33
BRE Properties Inc.	671	33
Apartment Investment & Management Co. Class A	1,196	32
Legg Mason Inc.	1,255	32
Zions Bancorporation	1,651	31
Senior Housing Properties Trust	1,461	30
Ares Capital Corp.	1,990	30
HCC Insurance Holdings Inc.	957	30
East West Bancorp Inc.	1,336	30
American Campus Communities Inc.	667	29
Kilroy Realty Corp.	614	28
Jones Lang LaSalle Inc.	386	28
Weingarten Realty Investors	1,085	28
* American Capital Ltd.	2,955	27
Cullen/Frost Bankers Inc.	479	27
Commerce Bancshares Inc.	698	27
DDR Corp.	1,945	27
White Mountains Insurance Group Ltd.	52	27
Brown & Brown Inc.	1,045	27
Douglas Emmett Inc.	1,244	27
American Financial Group Inc.	683	27
Hudson City Bancorp Inc.	4,252	26
Extra Space Storage Inc.	926	26
Assurant Inc.	786	26
Allied World Assurance Co. Holdings AG	341	26
Hospitality Properties Trust	1,109	26
Eaton Vance Corp.	1,067	26
Home Properties Inc.	432	26
Chimera Investment Corp.	9,222	26
Piedmont Office Realty Trust Inc. Class A	1,551	26
* Signature Bank	414	25
First Niagara Financial Group Inc.	3,123	25
BioMed Realty Trust Inc.	1,382	25
National Retail Properties Inc.	938	25

Mid-America Apartment Communities Inc.	368	25
Hatteras Financial Corp.	855	24
MFA Financial Inc.	3,197	24
* NASDAQ OMX Group Inc.	1,111	24
ProAssurance Corp.	275	24
Tanger Factory Outlet Centers	772	24
CBL & Associates Properties Inc.	1,333	23
* Genworth Financial Inc. Class A	4,405	23
Post Properties Inc.	476	23
* SVB Financial Group	386	23
Old Republic International Corp.	2,328	23
Lazard Ltd. Class A	996	23
Waddell & Reed Financial Inc. Class A	776	22
SEI Investments Co.	1,242	22
Validus Holdings Ltd.	693	22
Mack-Cali Realty Corp.	781	21
LaSalle Hotel Properties	764	21
Hancock Holding Co.	686	21
Highwoods Properties Inc.	648	21
City National Corp.	419	21
* First Republic Bank	660	21
Starwood Property Trust Inc.	1,018	20
First Horizon National Corp.	2,365	20
Bank of Hawaii Corp.	429	20
Assured Guaranty Ltd.	1,654	20
Associated Banc-Corp	1,556	20
Valley National Bancorp	1,744	20
Two Harbors Investment Corp.	1,883	19
Omega Healthcare Investors Inc.	913	19
Equity Lifestyle Properties Inc.	292	19
Protective Life Corp.	728	19
* E*TRADE Financial Corp.	2,253	19
Invesco Mortgage Capital Inc.	1,036	19
Fulton Financial Corp.	1,790	18
Prosperity Bancshares Inc.	421	18
Aspen Insurance Holdings Ltd.	636	18
Erie Indemnity Co. Class A	249	18
Capitol Federal Financial Inc.	1,504	18
Entertainment Properties Trust	419	17
Alterra Capital Holdings Ltd.	774	17
TCF Financial Corp.	1,428	17
Colonial Properties Trust	789	17
Washington REIT	593	17
* Forest City Enterprises Inc. Class A	1,233	17
Washington Federal Inc.	998	16
Federated Investors Inc. Class B	812	16
Jefferies Group Inc.	1,213	16
Hanover Insurance Group Inc.	408	16
Susquehanna Bancshares Inc.	1,648	16
FirstMerit Corp.	981	16
* Stifel Financial Corp.	483	15
Healthcare Realty Trust Inc.	699	15
Endurance Specialty Holdings Ltd.	387	15
DiamondRock Hospitality Co.	1,503	15
First American Financial Corp.	945	15
StanCorp Financial Group Inc.	407	14
Corporate Office Properties Trust	639	14

UMB Financial Corp.	288	14
Trustmark Corp.	575	14
* Popular Inc.	919	14
* Ocwen Financial Corp.	861	14
CapitalSource Inc.	2,176	14
CYS Investments Inc.	1,003	14
* CNO Financial Group Inc.	1,991	14
Brandywine Realty Trust	1,216	14
DuPont Fabros Technology Inc.	529	13
Synovus Financial Corp.	7,051	13
CommonWealth REIT	752	13
Umpqua Holdings Corp.	1,030	13
Kemper Corp.	449	13
Webster Financial Corp.	647	13
Apollo Investment Corp.	1,759	13
* Texas Capital Bancshares Inc.	335	13
FNB Corp.	1,221	13
Iberiabank Corp.	266	13
DCT Industrial Trust Inc.	2,206	13
BOK Financial Corp.	230	13
EastGroup Properties Inc.	256	13
CubeSmart	1,101	12
Sovran Self Storage Inc.	249	12
Janus Capital Group Inc.	1,672	12
CBOE Holdings Inc.	474	12
* MBIA Inc.	1,328	12
Prospect Capital Corp.	1,094	12
Cash America International Inc.	264	12
Cathay General Bancorp	706	12
Westamerica Bancorporation	260	12
* Howard Hughes Corp.	193	12
United Bankshares Inc.	451	12
Platinum Underwriters Holdings Ltd.	318	12
Glimcher Realty Trust	1,252	12
BancorpSouth Inc.	848	11
Capstead Mortgage Corp.	811	11
ARMOUR Residential REIT Inc.	1,595	11
PS Business Parks Inc.	168	11
* Knight Capital Group Inc. Class A	871	11
RLI Corp.	164	11
Medical Properties Trust Inc.	1,207	11
Montpelier Re Holdings Ltd.	520	11
Wintrust Financial Corp.	314	11
* Strategic Hotels & Resorts Inc.	1,707	11
* Sunstone Hotel Investors Inc.	1,062	11
National Health Investors Inc.	219	11
Mercury General Corp.	241	11
Potlatch Corp.	361	10
Northwest Bancshares Inc.	876	10
Pebblebrook Hotel Trust	457	10
LPL Investment Holdings Inc.	308	10
* Ezcorp Inc. Class A	422	10
MB Financial Inc.	489	10
* First Cash Financial Services Inc.	265	10
National Penn Bancshares Inc.	1,111	10
Old National Bancorp	851	10
Sun Communities Inc.	238	10

Equity One Inc.	482	10
* St. Joe Co.	585	9
Community Bank System Inc.	350	9
Greenhill & Co. Inc.	267	9
* World Acceptance Corp.	136	9
* First Industrial Realty Trust Inc.	778	9
Glacier Bancorp Inc.	646	9
Education Realty Trust Inc.	826	9
First Financial Bankshares Inc.	283	9
Lexington Realty Trust	1,075	9
LTC Properties Inc.	273	9
International Bancshares Corp.	476	9
Newcastle Investment Corp.	1,322	9
CVB Financial Corp.	802	9
Acadia Realty Trust	383	9
Redwood Trust Inc.	706	9
* PHH Corp.	506	8
MarketAxess Holdings Inc.	258	8
First Citizens BancShares Inc. Class A	49	8
Selective Insurance Group Inc.	485	8
Anworth Mortgage Asset Corp.	1,203	8
First Financial Bancorp	524	8
PrivateBancorp Inc. Class A	539	8
Hersha Hospitality Trust Class A	1,477	8
Provident Financial Services Inc.	543	8
Park National Corp.	116	7
Alexander's Inc.	19	7
Bank of the Ozarks Inc.	253	7
BankUnited Inc.	309	7
* Financial Engines Inc.	344	7
* BBCN Bancorp Inc.	667	7
Fifth Street Finance Corp.	752	7
Solar Capital Ltd.	328	7
Astoria Financial Corp.	781	7
Symetra Financial Corp.	607	7
PennyMac Mortgage Investment Trust	370	7
CNA Financial Corp.	240	7
Government Properties Income Trust	318	7
First Midwest Bancorp Inc.	670	7
* TFS Financial Corp.	718	7
Argo Group International Holdings Ltd.	239	7
American Assets Trust Inc.	290	7
Tower Group Inc.	332	7
* DFC Global Corp.	391	6
Columbia Banking System Inc.	355	6
Pennsylvania REIT	500	6
Amtrust Financial Services Inc.	219	6
* Greenlight Capital Re Ltd. Class A	254	6
Boston Private Financial Holdings Inc.	694	6
* Investors Bancorp Inc.	416	6
BlackRock Kelso Capital Corp.	661	6
NorthStar Realty Finance Corp.	1,198	6
PacWest Bancorp	272	6
NBT Bancorp Inc.	312	6
Franklin Street Properties Corp.	635	6
Infinity Property & Casualty Corp.	115	6
Horace Mann Educators Corp.	359	6

First Commonwealth Financial Corp.	957	6
Cousins Properties Inc.	828	6
Primerica Inc.	249	6
Inland Real Estate Corp.	718	6
Associated Estates Realty Corp.	373	6
* Enstar Group Ltd.	64	6
Home BancShares Inc.	207	6
* Western Alliance Bancorp	659	6
First Potomac Realty Trust	473	6
Nelnet Inc. Class A	243	6
American Equity Investment Life Holding Co.	535	6
Oritani Financial Corp.	412	6
* Pinnacle Financial Partners Inc.	325	6
Chesapeake Lodging Trust	307	6
Independent Bank Corp.	205	6
* Credit Acceptance Corp.	65	6
Investors Real Estate Trust	774	6
Cohen & Steers Inc.	168	5
CreXus Investment Corp.	552	5
Colony Financial Inc.	321	5
Retail Opportunity Investments Corp.	447	5
Brookline Bancorp Inc.	609	5
Chemical Financial Corp.	262	5
Banco Latinoamericano de Comercio Exterior SA	272	5
* State Bank Financial Corp.	313	5
Compass Diversified Holdings	399	5
Sabra Health Care REIT Inc.	361	5
ViewPoint Financial Group Inc.	340	5
Evercore Partners Inc. Class A	209	5
* FelCor Lodging Trust Inc.	1,228	5
Employers Holdings Inc.	293	5
SCBT Financial Corp.	146	5
* National Financial Partners Corp.	372	5
Triangle Capital Corp.	243	5
Ramco-Gershenson Properties Trust	413	5
KBW Inc.	297	5
PennantPark Investment Corp.	493	5
* MGIC Investment Corp.	1,866	5
Hercules Technology Growth Capital Inc.	440	5
* AMERISAFE Inc.	166	5
Dynex Capital Inc.	486	5
Hudson Pacific Properties Inc.	279	4
* Navigators Group Inc.	90	4
Main Street Capital Corp.	187	4
* Virtus Investment Partners Inc.	60	4
* iStar Financial Inc.	738	4
Interactive Brokers Group Inc.	293	4
Community Trust Bancorp Inc.	125	4
United Fire Group Inc.	194	4
Safety Insurance Group Inc.	101	4
American Capital Mortgage Investment Corp.	170	4
Meadowbrook Insurance Group Inc.	454	4
* PICO Holdings Inc.	182	4
Ashford Hospitality Trust Inc.	469	4
Apollo Residential Mortgage Inc.	212	4
City Holding Co.	123	4
Walter Investment Management Corp.	209	4

Coresite Realty Corp.	165	4
RLJ Lodging Trust	222	4
TrustCo Bank Corp. NY	754	4
S&T Bancorp Inc.	227	4
American National Insurance Co.	57	4
* Sterling Financial Corp.	217	4
Oriental Financial Group Inc.	371	4
WesBanco Inc.	191	4
* Green Dot Corp. Class A	182	4
Sandy Spring Bancorp Inc.	217	4
Monmouth Real Estate Investment Corp. Class A	380	4
* Forestar Group Inc.	282	4
Universal Health Realty Income Trust	98	4
Lakeland Financial Corp.	146	4
Getty Realty Corp.	232	4
Berkshire Hills Bancorp Inc.	171	4
* Hilltop Holdings Inc.	358	4
Maiden Holdings Ltd.	454	4
Dime Community Bancshares Inc.	280	4
BGC Partners Inc. Class A	611	4
Flushing Financial Corp.	282	4
Duff & Phelps Corp. Class A	252	4
Simmons First National Corp. Class A	147	3
Resource Capital Corp.	652	3
Flagstone Reinsurance Holdings SA	471	3
Tompkins Financial Corp.	95	3
Southside Bancshares Inc.	164	3
Renasant Corp.	225	3
* Investment Technology Group Inc.	360	3
* Tejon Ranch Co.	128	3
Kennedy-Wilson Holdings Inc.	260	3
Urstadt Biddle Properties Inc. Class A	188	3
Excel Trust Inc.	286	3
* United Community Banks Inc.	399	3
* West Coast Bancorp	174	3
Rockville Financial Inc.	287	3
* HFF Inc. Class A	246	3
First Busey Corp.	692	3
* Piper Jaffray Cos.	146	3
Apollo Commercial Real Estate Finance Inc.	200	3
Radian Group Inc.	1,280	3
First Merchants Corp.	270	3
* Hanmi Financial Corp.	332	3
First Financial Corp.	111	3
Washington Trust Bancorp Inc.	132	3
MCG Capital Corp.	703	3
* Wilshire Bancorp Inc.	618	3
* Safeguard Scientifics Inc.	203	3
* ICG Group Inc.	353	3
TICC Capital Corp.	324	3
* eHealth Inc.	191	3
Campus Crest Communities Inc.	283	3
Banner Corp.	158	3
Winthrop Realty Trust	294	3
1st Source Corp.	141	3
Cardinal Financial Corp.	263	3
FBL Financial Group Inc. Class A	117	3

TowneBank	236	3
Epoch Holding Corp.	127	3
* NewStar Financial Inc.	259	3
* Citizens Inc.	356	3
CapLease Inc.	718	3
Saul Centers Inc.	70	3
* Ameris Bancorp	247	3
* Global Indemnity plc	134	3
GAMCO Investors Inc.	67	3
* Beneficial Mutual Bancorp Inc.	321	3
Rouse Properties Inc.	217	3
Cedar Realty Trust Inc.	577	3
* Eagle Bancorp Inc.	172	3
Provident New York Bancorp	354	3
Bancfirst Corp.	72	3
StellarOne Corp.	223	3
SY Bancorp Inc.	119	3
Camden National Corp.	83	3
Univest Corp. of Pennsylvania	167	3
Kite Realty Group Trust	564	3
MVC Capital Inc.	212	3
National Western Life Insurance Co. Class A	21	3
* INTL. FCStone Inc.	144	3
* Bancorp Inc.	287	3
Hudson Valley Holding Corp.	155	3
OneBeacon Insurance Group Ltd. Class A	196	3
Union First Market Bankshares Corp.	182	3
WSFS Financial Corp.	68	3
Agree Realty Corp.	120	3
Westwood Holdings Group Inc.	70	2
Sterling Bancorp	270	2
Arrow Financial Corp.	102	2
First Interstate Bancsystem Inc.	173	2
Financial Institutions Inc.	147	2
United Financial Bancorp Inc.	174	2
Heritage Financial Corp.	172	2
CoBiz Financial Inc.	389	2
Capital Southwest Corp.	27	2
Calamos Asset Management Inc. Class A	215	2
Citizens & Northern Corp.	134	2
OceanFirst Financial Corp.	165	2
Republic Bancorp Inc.	110	2
National Bankshares Inc.	79	2
Washington Banking Co.	166	2
First Community Bancshares Inc.	179	2
MainSource Financial Group Inc.	199	2
* OmniAmerican Bancorp Inc.	111	2
Peoples Bancorp Inc.	116	2
Federal Agricultural Mortgage Corp.	90	2
RAIT Financial Trust	532	2
State Auto Financial Corp.	158	2
* American Safety Insurance Holdings Ltd.	120	2
* Virginia Commerce Bancorp Inc.	260	2
* Taylor Capital Group Inc.	141	2
Manning & Napier Inc.	150	2
Presidential Life Corp.	235	2
Stewart Information Services Corp.	149	2

STAG Industrial Inc.	148	2
Enterprise Financial Services Corp.	185	2
First of Long Island Corp.	74	2
CNB Financial Corp.	132	2
* Pacific Capital Bancorp NA	43	2
* BofI Holding Inc.	104	2
National Interstate Corp.	78	2
Edelman Financial Group Inc.	226	2
Ames National Corp.	93	2
Fox Chase Bancorp Inc.	147	2
* Zillow Inc.	48	2
* Ladenburg Thalmann Financial Services Inc.	1,283	2
Medallion Financial Corp.	180	2
* Metro Bancorp Inc.	164	2
Gladstone Investment Corp.	252	2
SeaBright Holdings Inc.	218	2
Pacific Continental Corp.	205	2
FXCM Inc. Class A	179	2
First Financial Holdings Inc.	191	2
Heartland Financial USA Inc.	96	2
ESB Financial Corp.	146	2
SWS Group Inc.	316	2
Mission West Properties Inc.	213	2
AG Mortgage Investment Trust Inc.	89	2
Golub Capital BDC Inc.	122	2
Bank Mutual Corp.	514	2
Diamond Hill Investment Group Inc.	26	2
Terreno Realty Corp.	122	2
* Bridge Capital Holdings	112	2
Arlington Asset Investment Corp. Class A	76	2
Home Federal Bancorp Inc.	190	2
First Defiance Financial Corp.	106	2
Territorial Bancorp Inc.	79	2
Bank of Kentucky Financial Corp.	70	2
Great Southern Bancorp Inc.	71	2
BankFinancial Corp.	244	2
Bryn Mawr Bank Corp.	80	2
Parkway Properties Inc.	155	2
First Connecticut Bancorp Inc.	123	2
* Park Sterling Corp.	354	2
German American Bancorp Inc.	86	2
Oppenheimer Holdings Inc. Class A	111	2
Trico Bancshares	101	2
Northfield Bancorp Inc.	112	2
Summit Hotel Properties Inc.	192	2
Medley Capital Corp.	138	2
* Netspend Holdings Inc.	203	2
Solar Senior Capital Ltd.	90	1
Centerstate Banks Inc.	202	1
* Flagstar Bancorp Inc.	1,900	1
* Franklin Financial Corp.	94	1
Donegal Group Inc. Class A	95	1
MidSouth Bancorp Inc.	107	1
* Encore Bancshares Inc.	68	1
Westfield Financial Inc.	195	1
Lakeland Bancorp Inc.	147	1
* Central Pacific Financial Corp.	103	1

EMC Insurance Group Inc.	66	1
One Liberty Properties Inc.	73	1
GFI Group Inc.	463	1
* Southwest Bancorp Inc.	131	1
* Cowen Group Inc. Class A	492	1
* Phoenix Cos. Inc.	759	1
* Doral Financial Corp.	850	1
Bank of Marin Bancorp	34	1
Chatham Lodging Trust	93	1
Gladstone Commercial Corp.	73	1
* 1st United Bancorp Inc.	196	1
Baldwin & Lyons Inc.	53	1
Home Loan Servicing Solutions Ltd.	83	1
Gladstone Capital Corp.	149	1
NGP Capital Resources Co.	152	1
Penns Woods Bancorp Inc.	27	1
First Bancorp	109	1
* Walker & Dunlop Inc.	82	1
* HomeStreet Inc.	29	1
West Bancorporation Inc.	102	1
Kansas City Life Insurance Co.	30	1
Marlin Business Services Corp.	62	1
Merchants Bancshares Inc.	33	1
Alliance Financial Corp.	27	1
* Meridian Interstate Bancorp Inc.	64	1
ESSA Bancorp Inc.	78	1
Kearny Financial Corp.	84	1
First Bancorp Inc.	53	1
Consolidated-Tomoka Land Co.	27	1
THL Credit Inc.	59	1
Bridge Bancorp Inc.	38	1
UMH Properties Inc.	71	1
Century Bancorp Inc. Class A	25	1
Artio Global Investors Inc. Class A	228	1
JMP Group Inc.	115	1
* Suffolk Bancorp	56	1
* FBR & Co.	244	1
* FX Alliance Inc.	39	1
* Heritage Commerce Corp.	104	1
Fidus Investment Corp.	46	1
Sierra Bancorp	70	1
Center Bancorp Inc.	61	1
* AV Homes Inc.	54	1
Nicholas Financial Inc.	47	1
* Harris & Harris Group Inc.	162	1
New Mountain Finance Corp.	39	1
Capital City Bank Group Inc.	82	1
Kohlberg Capital Corp.	94	1
Whitestone REIT Class B	40	1
Crawford & Co. Class B	141	1
* MPG Office Trust Inc.	281	1
* Seacoast Banking Corp. of Florida	329	—
First Pactrust Bancorp Inc.	41	—
Enterprise Bancorp Inc.	29	—
* Cape Bancorp Inc.	53	—
* Sun Bancorp Inc.	184	—
Independence Holding Co.	41	—

Charter Financial Corp.	37	—
* Gleacher & Co. Inc.	387	—
* Hallmark Financial Services	41	—
* Imperial Holdings Inc.	68	—
Orrstown Financial Services Inc.	36	—
* CIFC Corp.	37	—
Clifton Savings Bancorp Inc.	26	—
* Fortegra Financial Corp.	33	—
Gain Capital Holdings Inc.	48	—
* Cascade Bancorp	38	—
Universal Insurance Holdings Inc.	59	—
Roma Financial Corp.	21	—
* Capital Bank Corp.	77	—
* First Marblehead Corp.	137	—
California First National Bancorp	10	—
* Hampton Roads Bankshares Inc. Rights Exp. xx/xx/xxxx	46	—
Pzena Investment Management Inc. Class A	27	—
* Hampton Roads Bankshares Inc.	46	—
		20,229
Health Care (11.7%)
Johnson & Johnson	24,611	1,536
Pfizer Inc.	67,230	1,470
Merck & Co. Inc.	27,712	1,041
Abbott Laboratories	13,955	862
UnitedHealth Group Inc.	9,728	543
Bristol-Myers Squibb Co.	15,317	511
Amgen Inc.	7,147	497
* Express Scripts Holding Co.	7,291	381
Eli Lilly & Co.	9,178	376
Medtronic Inc.	9,609	354
* Gilead Sciences Inc.	7,067	353
* Biogen Idec Inc.	2,170	284
* Celgene Corp.	3,940	269
Baxter International Inc.	5,121	259
Allergan Inc.	2,737	247
Covidien plc	4,451	230
WellPoint Inc.	3,124	211
* Intuitive Surgical Inc.	353	185
McKesson Corp.	2,114	185
Thermo Fisher Scientific Inc.	3,441	174
* Alexion Pharmaceuticals Inc.	1,651	150
Stryker Corp.	2,815	145
Becton Dickinson and Co.	1,820	133
Cardinal Health Inc.	3,148	130
Aetna Inc.	3,146	129
Agilent Technologies Inc.	3,125	127
Humana Inc.	1,512	115
St. Jude Medical Inc.	2,953	113
Cigna Corp.	2,563	113
* Vertex Pharmaceuticals Inc.	1,850	111
* Cerner Corp.	1,277	100
Zimmer Holdings Inc.	1,609	98
* Regeneron Pharmaceuticals Inc.	655	89
* Edwards Lifesciences Corp.	1,030	88
AmerisourceBergen Corp. Class A	2,320	86
* Mylan Inc.	3,944	85
* Forest Laboratories Inc.	2,399	84

* Watson Pharmaceuticals Inc.	1,136	81
Quest Diagnostics Inc.	1,413	80
Perrigo Co.	746	78
* Laboratory Corp. of America Holdings	900	75
CR Bard Inc.	770	75
* Boston Scientific Corp.	13,031	75
* DaVita Inc.	858	70
* Life Technologies Corp.	1,605	66
* Waters Corp.	823	66
* Varian Medical Systems Inc.	1,053	62
* Henry Schein Inc.	829	62
* SXC Health Solutions Corp.	619	56
* CareFusion Corp.	2,007	49
* Illumina Inc.	1,106	48
* Hospira Inc.	1,507	47
DENTSPLY International Inc.	1,264	47
* Mettler-Toledo International Inc.	289	45
* IDEXX Laboratories Inc.	515	44
Coventry Health Care Inc.	1,331	40
* ResMed Inc.	1,295	40
* Hologic Inc.	2,349	39
* BioMarin Pharmaceutical Inc.	996	35
Cooper Cos. Inc.	416	35
* Amylin Pharmaceuticals Inc.	1,296	34
* Endo Health Solutions Inc.	1,047	34
* QIAGEN NV	2,099	34
* Catalyst Health Solutions Inc.	383	33
Omnicare Inc.	1,041	33
* Gen-Probe Inc.	405	33
Universal Health Services Inc. Class B	812	31
* Warner Chilcott plc Class A	1,523	29
Patterson Cos. Inc.	836	28
* Salix Pharmaceuticals Ltd.	525	27
PerkinElmer Inc.	1,013	27
* MEDNAX Inc.	433	26
HCA Holdings Inc.	1,007	26
* Onyx Pharmaceuticals Inc.	569	26
* Ariad Pharmaceuticals Inc.	1,488	25
* AMERIGROUP Corp.	394	25
* Medivation Inc.	282	24
* Covance Inc.	511	24
* Human Genome Sciences Inc.	1,703	23
* athenahealth Inc.	314	23
* Cubist Pharmaceuticals Inc.	566	23
Techne Corp.	334	23
* Cepheid Inc.	586	22
* Vivus Inc.	880	22
* WellCare Health Plans Inc.	383	22
Teleflex Inc.	362	22
* Sirona Dental Systems Inc.	501	21
* HMS Holdings Corp.	762	20
Medicis Pharmaceutical Corp. Class A	555	20
* Questcor Pharmaceuticals Inc.	477	20
* Health Net Inc.	745	19
* United Therapeutics Corp.	429	19
* Community Health Systems Inc.	853	19
* Myriad Genetics Inc.	770	19

* Allscripts Healthcare Solutions Inc.	1,708	18
Lincare Holdings Inc.	799	18
* Bio-Rad Laboratories Inc. Class A	178	18
* Tenet Healthcare Corp.	3,681	17
* Align Technology Inc.	551	17
* Incyte Corp. Ltd.	795	17
* Seattle Genetics Inc.	867	17
* VCA Antech Inc.	776	17
Hill-Rom Holdings Inc.	568	17
* HealthSouth Corp.	855	16
Owens & Minor Inc.	573	16
* Centene Corp.	449	16
* Haemonetics Corp.	231	16
* LifePoint Hospitals Inc.	433	16
STERIS Corp.	532	16
* Thoratec Corp.	514	16
* Charles River Laboratories International Inc.	439	15
* Health Management Associates Inc. Class A	2,274	15
* Brookdale Senior Living Inc. Class A	875	14
West Pharmaceutical Services Inc.	301	14
* PAREXEL International Corp.	529	14
* Volcano Corp.	469	13
* Alkermes plc	857	13
* Alere Inc.	721	13
* Pharmacyclics Inc.	413	13
* Theravance Inc.	620	13
* ViroPharma Inc.	636	13
* Impax Laboratories Inc.	587	12
* Par Pharmaceutical Cos. Inc.	326	12
* Bruker Corp.	761	11
* Arena Pharmaceuticals Inc.	1,655	11
* Magellan Health Services Inc.	256	11
* Medicines Co.	484	11
* MWI Veterinary Supply Inc.	113	11
Quality Systems Inc.	348	10
Chemed Corp.	179	10
* Cyberonics Inc.	255	10
* Dendreon Corp.	1,381	10
* Immunogen Inc.	675	9
* PSS World Medical Inc.	461	9
* Air Methods Corp.	102	9
* Masimo Corp.	472	9
* Isis Pharmaceuticals Inc.	895	9
* HeartWare International Inc.	108	9
* Jazz Pharmaceuticals plc	199	9
* Auxilium Pharmaceuticals Inc.	430	8
PDL BioPharma Inc.	1,255	8
* Neogen Corp.	209	8
* Acorda Therapeutics Inc.	355	8
* Amsurg Corp. Class A	281	8
* Insulet Corp.	413	8
* Luminex Corp.	340	8
* NuVasive Inc.	380	8
Analogic Corp.	113	7
Meridian Bioscience Inc.	369	7
* Wright Medical Group Inc.	351	7
* Akorn Inc.	504	7

* Nektar Therapeutics	1,025	7
CONMED Corp.	255	7
* MAKO Surgical Corp.	298	7
* Abaxis Inc.	203	7
* Ardea Biosciences Inc.	208	7
* Integra LifeSciences Holdings Corp.	185	7
* DexCom Inc.	607	7
* Hanger Orthopedic Group Inc.	301	6
* Exelixis Inc.	1,397	6
* ArthroCare Corp.	246	6
* Molina Healthcare Inc.	252	6
* NPS Pharmaceuticals Inc.	807	6
* Optimer Pharmaceuticals Inc.	418	6
* Orthofix International NV	163	6
* Ironwood Pharmaceuticals Inc. Class A	516	6
* Halozyme Therapeutics Inc.	799	6
* NxStage Medical Inc.	401	6
* Spectrum Pharmaceuticals Inc.	516	6
* Endologix Inc.	440	6
* Momenta Pharmaceuticals Inc.	428	6
* Dynavax Technologies Corp.	1,564	6
* ICU Medical Inc.	113	6
* ABIOMED Inc.	285	6
Computer Programs & Systems Inc.	106	6
* Team Health Holdings Inc.	253	6
* Medidata Solutions Inc.	203	6
* IPC The Hospitalist Co. Inc.	156	5
* Merit Medical Systems Inc.	409	5
* InterMune Inc.	509	5
* MedAssets Inc.	461	5
* Exact Sciences Corp.	508	5
* Rigel Pharmaceuticals Inc.	672	5
* Idenix Pharmaceuticals Inc.	542	5
* Genomic Health Inc.	139	5
* Affymax Inc.	318	4
* Accretive Health Inc.	371	4
* OraSure Technologies Inc.	420	4
* Conceptus Inc.	255	4
* Sequenom Inc.	1,082	4
* Alnylam Pharmaceuticals Inc.	404	4
* Opko Health Inc.	893	4
* AVANIR Pharmaceuticals Inc.	1,353	4
* Neurocrine Biosciences Inc.	593	4
Landauer Inc.	78	4
* Greatbatch Inc.	187	4
* Bio-Reference Labs Inc.	197	4
* Emeritus Corp.	249	4
Ensign Group Inc.	147	4
* Quidel Corp.	235	4
* Select Medical Holdings Corp.	396	4
National Healthcare Corp.	85	4
Cantel Medical Corp.	166	4
Invacare Corp.	242	4
* AVEO Pharmaceuticals Inc.	282	4
* Omnicell Inc.	273	4
* MModal Inc.	283	4
* Kindred Healthcare Inc.	426	4

* Accuray Inc.	558	3
* eResearchTechnology Inc.	441	3
* Metropolitan Health Networks Inc.	392	3
Kensey Nash Corp.	87	3
Atrion Corp.	16	3
* Curis Inc.	686	3
* HealthStream Inc.	151	3
* Sunrise Senior Living Inc.	528	3
* Emergent Biosolutions Inc.	220	3
* Natus Medical Inc.	283	3
* Triple-S Management Corp. Class B	182	3
* ExamWorks Group Inc.	278	3
* ZIOPHARM Oncology Inc.	602	3
* Arqule Inc.	519	3
* Achillion Pharmaceuticals Inc.	426	3
* Santarus Inc.	456	3
* Affymetrix Inc.	635	3
* Staar Surgical Co.	348	3
* Universal American Corp.	299	3
* AMAG Pharmaceuticals Inc.	209	3
* AngioDynamics Inc.	241	3
* Depomed Inc.	558	3
* Corvel Corp.	64	3
* Lexicon Pharmaceuticals Inc.	1,779	3
* Amedisys Inc.	255	3
* Spectranetics Corp.	283	3
* LHC Group Inc.	166	3
* Hi-Tech Pharmacal Co. Inc.	96	3
* Array BioPharma Inc.	851	3
* BioScrip Inc.	405	3
* Symmetry Medical Inc.	353	3
* MAP Pharmaceuticals Inc.	232	3
* Navidea Biopharmaceuticals Inc.	1,000	3
* PharMerica Corp.	271	3
* Progenics Pharmaceuticals Inc.	303	3
* Capital Senior Living Corp.	261	3
* Enzon Pharmaceuticals Inc.	401	3
* Unilife Corp.	614	3
* Ligand Pharmaceuticals Inc. Class B	202	3
* Sangamo Biosciences Inc.	570	3
US Physical Therapy Inc.	103	3
* Vanguard Health Systems Inc.	324	2
* Vical Inc.	840	2
* ISTA Pharmaceuticals Inc.	267	2
Assisted Living Concepts Inc. Class A	175	2
* Raptor Pharmaceutical Corp.	438	2
* Infinity Pharmaceuticals Inc.	180	2
* Cambrex Corp.	318	2
* Clovis Oncology Inc.	123	2
* Sciclone Pharmaceuticals Inc.	343	2
* AMN Healthcare Services Inc.	357	2
* Pozen Inc.	306	2
* Antares Pharma Inc.	770	2
* Obagi Medical Products Inc.	169	2
* Immunomedics Inc.	629	2
* Furiex Pharmaceuticals Inc.	102	2
* Dyax Corp.	1,095	2

Young Innovations Inc.	58	2
* Celldex Therapeutics Inc.	476	2
* Cell Therapeutics Inc.	2,206	2
* RTI Biologics Inc.	552	2
* Maxygen Inc.	327	2
* Corcept Therapeutics Inc.	462	2
* Cerus Corp.	551	2
* Palomar Medical Technologies Inc.	222	2
* Solta Medical Inc.	707	2
* IRIS International Inc.	171	2
* Medtox Scientific Inc.	90	2
* Gentiva Health Services Inc.	322	2
* MannKind Corp.	969	2
* Rockwell Medical Technologies Inc.	199	2
* Exactech Inc.	104	2
* Almost Family Inc.	76	2
* Pain Therapeutics Inc.	435	2
* Allos Therapeutics Inc.	910	2
* OncoGenex Pharmaceutical Inc.	127	2
* Cytori Therapeutics Inc.	710	2
* AtriCure Inc.	175	2
* Dusa Pharmaceuticals Inc.	304	2
* Cardiovascular Systems Inc.	173	2
* Healthways Inc.	235	2
* XenoPort Inc.	252	1
* Tornier NV	75	1
* Cynosure Inc. Class A	73	1
* Novavax Inc.	1,121	1
* SurModics Inc.	101	1
* Oncothyreon Inc.	383	1
* Amicus Therapeutics Inc.	284	1
* Cadence Pharmaceuticals Inc.	455	1
* Vascular Solutions Inc.	108	1
* Orexigen Therapeutics Inc.	365	1
* Geron Corp.	881	1
* Providence Service Corp.	86	1
* Five Star Quality Care Inc.	346	1
* Hansen Medical Inc.	446	1
* Greenway Medical Technologies	50	1
* Aegerion Pharmaceuticals Inc.	53	1
* Nymox Pharmaceutical Corp.	108	1
* Targacept Inc.	188	1
* Merge Healthcare Inc.	330	1
* Biotime Inc.	190	1
* Skilled Healthcare Group Inc.	130	1
* CryoLife Inc.	153	1
* Osiris Therapeutics Inc.	108	1
* Keryx Biopharmaceuticals Inc.	373	1
* Endocyte Inc.	98	1
* Cross Country Healthcare Inc.	135	1
* Sun Healthcare Group Inc.	123	1
* Vanda Pharmaceuticals Inc.	140	1
* Codexis Inc.	188	1
* BioCryst Pharmaceuticals Inc.	186	1
* Sunesis Pharmaceuticals Inc.	197	1
* Delcath Systems Inc.	378	1
* NewLink Genetics Corp.	43	1

* Synta Pharmaceuticals Corp.	112	1
* Sagent Pharmaceuticals Inc.	33	1
* Metabolix Inc.	249	—
* Astex Pharmaceuticals	280	—
* Chindex International Inc.	52	—
* Alphatec Holdings Inc.	292	—
* ChemoCentryx Inc.	34	—
* Fluidigm Corp.	34	—
* Sucampo Pharmaceuticals Inc. Class A	63	—
* Verastem Inc.	42	—
* Chelsea Therapeutics International Ltd.	308	—
* Uroplasty Inc.	88	—
* AVI BioPharma Inc.	627	—
* Medical Action Industries Inc.	93	—
* RadNet Inc.	166	—
* Harvard Bioscience Inc.	110	—
* Biolase Inc.	164	—
* Synergetics USA Inc.	109	—
* Albany Molecular Research Inc.	149	—
* Savient Pharmaceuticals Inc.	521	—
* SIGA Technologies Inc.	163	—
* Pacira Pharmaceuticals Inc.	35	—
* Enzo Biochem Inc.	201	—
* Pacific Biosciences of California Inc.	152	—
* Insmed Inc.	123	—
* Durect Corp.	429	—
* Biosante Pharmaceuticals Inc.	738	—
* Nabi Biopharmaceuticals	217	—
* Ampio Pharmaceuticals Inc.	103	—
* GTx Inc.	112	—
* CardioNet Inc.	141	—
* Biospecifics Technologies Corp.	18	—
National Research Corp.	7	—
* BioMimetic Therapeutics Inc.	118	—
* Anacor Pharmaceuticals Inc.	59	—
* KV Pharmaceutical Co. Class A	232	—
* Zalicus Inc.	259	—
* Columbia Laboratories Inc.	347	—
* Peregrine Pharmaceuticals Inc.	423	—
* Lannett Co. Inc.	58	—
* PharmAthene Inc.	186	—
* Cempra Inc.	28	—
* Cleveland Biolabs Inc.	166	—
* Anthera Pharmaceuticals Inc.	109	—
* Zeltiq Aesthetics Inc.	46	—
* Transcept Pharmaceuticals Inc.	29	—
* Trius Therapeutics Inc.	38	—
* Alliance HealthCare Services Inc.	182	—
* Epocrates Inc.	22	—
* Bacterin International Holdings Inc.	107	—
* Pernix Therapeutics Holdings	23	—
* BG Medicine Inc.	22	—
* Acura Pharmaceuticals Inc.	41	—
* Cornerstone Therapeutics Inc.	21	—
* Horizon Pharma Inc.	24	—
* Zogenix Inc.	46	—
* Alimera Sciences Inc.	29	—

* Neostem Inc.	186	—
* Complete Genomics Inc.	31	—
* Stereotaxis Inc.	268	—
* DynaVox Inc. Class A	28	—
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	32	—
		15,260
Industrials (11.2%)
General Electric Co.	95,217	1,818
United Technologies Corp.	8,218	609
3M Co.	6,380	539
Caterpillar Inc.	5,789	507
United Parcel Service Inc. Class B	6,597	494
Union Pacific Corp.	4,404	491
Boeing Co.	6,629	461
Honeywell International Inc.	7,066	393
Emerson Electric Co.	6,749	316
Deere & Co.	3,769	278
Danaher Corp.	4,931	256
FedEx Corp.	2,835	253
Illinois Tool Works Inc.	4,005	225
Tyco International Ltd.	4,211	224
Precision Castparts Corp.	1,288	214
Lockheed Martin Corp.	2,380	197
CSX Corp.	9,330	195
Norfolk Southern Corp.	2,965	194
General Dynamics Corp.	2,983	191
Cummins Inc.	1,762	171
Raytheon Co.	2,993	151
Goodrich Corp.	1,122	141
Waste Management Inc.	4,258	138
Northrop Grumman Corp.	2,346	138
Eaton Corp.	3,064	131
PACCAR Inc.	3,282	123
Fastenal Co.	2,648	117
Ingersoll-Rand plc	2,803	116
Parker Hannifin Corp.	1,358	111
Cooper Industries plc	1,482	104
Stanley Black & Decker Inc.	1,510	100
WW Grainger Inc.	512	99
Dover Corp.	1,676	95
Rockwell Automation Inc.	1,296	94
* Delta Air Lines Inc.	7,595	92
Roper Industries Inc.	861	87
CH Robinson Worldwide Inc.	1,487	87
Republic Services Inc. Class A	2,881	76
* United Continental Holdings Inc.	2,980	75
Fluor Corp.	1,565	73
AMETEK Inc.	1,444	73
Expeditors International of Washington Inc.	1,907	73
* Stericycle Inc.	771	67
Rockwell Collins Inc.	1,314	66
Kansas City Southern	986	65
Southwest Airlines Co.	7,108	64
L-3 Communications Holdings Inc.	897	61
Textron Inc.	2,484	59
Pall Corp.	1,043	58
* TransDigm Group Inc.	449	55

Joy Global Inc.	941	53
Flowserve Corp.	502	52
* Verisk Analytics Inc. Class A	1,069	51
Equifax Inc.	1,105	50
Donaldson Co. Inc.	1,371	49
JB Hunt Transport Services Inc.	821	47
* IHS Inc. Class A	444	44
* Quanta Services Inc.	1,937	44
Hubbell Inc. Class B	542	43
Xylem Inc.	1,653	42
Masco Corp.	3,216	41
* Jacobs Engineering Group Inc.	1,139	40
Iron Mountain Inc.	1,380	39
* BE Aerospace Inc.	873	38
Robert Half International Inc.	1,319	37
Timken Co.	785	37
Cintas Corp.	1,014	37
Lincoln Electric Holdings Inc.	758	36
Pentair Inc.	884	36
KBR Inc.	1,361	35
* Owens Corning	1,121	35
Waste Connections Inc.	1,107	34
* AGCO Corp.	852	34
SPX Corp.	458	33
Chicago Bridge & Iron Co. NV	897	32
Snap-on Inc.	523	32
Wabtec Corp.	434	31
* Fortune Brands Home & Security Inc.	1,385	31
Towers Watson & Co. Class A	515	31
Dun & Bradstreet Corp.	444	30
* Hertz Global Holdings Inc.	2,196	30
IDEX Corp.	745	30
Carlisle Cos. Inc.	550	29
MSC Industrial Direct Co. Inc. Class A	398	29
Avery Dennison Corp.	960	28
Nordson Corp.	517	28
* Copart Inc.	1,004	27
Manpower Inc.	738	27
Graco Inc.	545	26
* Clean Harbors Inc.	421	26
* Babcock & Wilcox Co.	1,056	26
Kennametal Inc.	735	26
URS Corp.	706	26
* Kirby Corp.	482	25
Gardner Denver Inc.	470	25
* United Rentals Inc.	731	25
* Spirit Aerosystems Holdings Inc. Class A	1,053	24
Copa Holdings SA Class A	291	24
Valmont Industries Inc.	204	23
* Corrections Corp. of America	894	23
* WESCO International Inc.	387	23
Landstar System Inc.	430	23
Pitney Bowes Inc.	1,644	22
CLARCOR Inc.	453	22
* Alaska Air Group Inc.	644	22
* Hexcel Corp.	880	21
* Dollar Thrifty Automotive Group Inc.	260	21

Acuity Brands Inc.	389	21
Regal-Beloit Corp.	347	21
Woodward Inc.	553	21
Toro Co.	279	21
Lennox International Inc.	479	21
Triumph Group Inc.	338	20
* Nielsen Holdings NV	724	20
Ryder System Inc.	461	20
* Teledyne Technologies Inc.	330	20
HEICO Corp.	469	20
* US Airways Group Inc.	1,455	19
Alexander & Baldwin Inc.	374	19
Watsco Inc.	253	19
* Old Dominion Freight Line Inc.	426	19
RR Donnelley & Sons Co.	1,687	18
* Genesee & Wyoming Inc. Class A	356	18
Trinity Industries Inc.	718	18
* Esterline Technologies Corp.	274	18
Con-way Inc.	498	18
* Middleby Corp.	169	17
* Navistar International Corp.	616	17
ITT Corp.	827	17
* Oshkosh Corp.	818	17
Crane Co.	438	17
Exelis Inc.	1,653	17
* AECOM Technology Corp.	1,014	17
* Chart Industries Inc.	264	16
EMCOR Group Inc.	601	16
* Terex Corp.	985	16
Robbins & Myers Inc.	354	16
Actuant Corp. Class A	616	16
* Huntington Ingalls Industries Inc.	438	16
GATX Corp.	417	16
Covanta Holding Corp.	1,018	16
AO Smith Corp.	342	16
* Moog Inc. Class A	408	15
* Shaw Group Inc.	585	15
Alliant Techsystems Inc.	302	15
Harsco Corp.	725	15
* Advisory Board Co.	150	15
Mueller Industries Inc.	340	14
UTi Worldwide Inc.	921	14
Applied Industrial Technologies Inc.	381	14
* EnerSys	429	14
* Avis Budget Group Inc.	943	14
* Tetra Tech Inc.	560	14
* Acacia Research Corp.	385	13
* General Cable Corp.	469	13
Belden Inc.	426	13
* Colfax Corp.	464	13
* Polypore International Inc.	351	13
Curtiss-Wright Corp.	417	13
Manitowoc Co. Inc.	1,184	12
* GrafTech International Ltd.	1,151	12
Rollins Inc.	571	12
* Geo Group Inc.	550	12
* FTI Consulting Inc.	378	12

Brady Corp. Class A	427	12
Healthcare Services Group Inc.	596	12
* JetBlue Airways Corp.	2,213	12
* Hub Group Inc. Class A	331	12
Barnes Group Inc.	489	11
Corporate Executive Board Co.	310	11
Raven Industries Inc.	163	11
* Atlas Air Worldwide Holdings Inc.	236	11
Deluxe Corp.	462	11
* Portfolio Recovery Associates Inc.	154	11
Simpson Manufacturing Co. Inc.	374	10
* Beacon Roofing Supply Inc.	413	10
ABM Industries Inc.	477	10
Franklin Electric Co. Inc.	209	10
Mine Safety Appliances Co.	244	10
* USG Corp.	642	10
United Stationers Inc.	384	10
Werner Enterprises Inc.	394	10
Brink's Co.	420	10
Herman Miller Inc.	515	9
HNI Corp.	402	9
Knight Transportation Inc.	548	9
* RBC Bearings Inc.	197	9
* ACCO Brands Corp.	998	9
* CNH Global NV	238	9
Watts Water Technologies Inc. Class A	271	9
Armstrong World Industries Inc.	189	9
* II-VI Inc.	465	9
* Allegiant Travel Co. Class A	133	9
Titan International Inc.	378	8
Forward Air Corp.	264	8
ESCO Technologies Inc.	239	8
* MasTec Inc.	509	8
Granite Construction Inc.	347	8
Briggs & Stratton Corp.	453	8
* Swift Transportation Co.	712	8
* Interline Brands Inc.	295	7
UniFirst Corp.	128	7
Tennant Co.	172	7
* EnPro Industries Inc.	186	7
Kaman Corp.	236	7
Universal Forest Products Inc.	176	7
Amerco Inc.	78	7
* Air Lease Corp.	313	7
Kaydon Corp.	293	7
TAL International Group Inc.	198	6
Heartland Express Inc.	453	6
Steelcase Inc. Class A	726	6
Lindsay Corp.	113	6
* Huron Consulting Group Inc.	200	6
Cubic Corp.	144	6
* Dycom Industries Inc.	317	6
AZZ Inc.	115	6
* Exponent Inc.	128	6
Interface Inc. Class A	473	6
* Seaboard Corp.	3	6
* Blount International Inc.	437	6

Ceradyne Inc.	234	6
* Orbital Sciences Corp.	525	6
Aircastle Ltd.	527	6
Knoll Inc.	440	6
Quanex Building Products Corp.	350	6
* Sykes Enterprises Inc.	383	6
* Korn/Ferry International	422	6
McGrath RentCorp	227	6
* Aegion Corp. Class A	360	6
* Generac Holdings Inc.	229	6
NACCO Industries Inc. Class A	53	6
* DigitalGlobe Inc.	344	6
* Navigant Consulting Inc.	464	6
* On Assignment Inc.	332	6
Insperity Inc.	220	6
CIRCOR International Inc.	168	5
* TrueBlue Inc.	360	5
G&K Services Inc. Class A	181	5
* Astec Industries Inc.	192	5
Mueller Water Products Inc. Class A	1,510	5
* Rush Enterprises Inc. Class A	318	5
* Trimas Corp.	263	5
* Meritor Inc.	932	5
* Mobile Mini Inc.	363	5
AAR Corp.	393	5
Resources Connection Inc.	388	5
Albany International Corp.	249	5
* RailAmerica Inc.	177	4
Encore Wire Corp.	167	4
* Team Inc.	156	4
Cascade Corp.	83	4
Standex International Corp.	101	4
* H&E Equipment Services Inc.	257	4
* ICF International Inc.	177	4
* Trex Co. Inc.	134	4
* Titan Machinery Inc.	124	4
Apogee Enterprises Inc.	257	4
* Wabash National Corp.	545	4
Sun Hydraulics Corp.	161	4
* Altra Holdings Inc.	223	4
* Kforce Inc.	278	4
Gorman-Rupp Co.	128	4
Textainer Group Holdings Ltd.	108	4
* Saia Inc.	163	4
* Encore Capital Group Inc.	145	3
* KAR Auction Services Inc.	235	3
* GeoEye Inc.	182	3
Great Lakes Dredge & Dock Corp.	533	3
American Science & Engineering Inc.	71	3
Sauer-Danfoss Inc.	95	3
* DXP Enterprises Inc.	73	3
* Aerovironment Inc.	152	3
John Bean Technologies Corp.	239	3
Ennis Inc.	234	3
* Layne Christensen Co.	177	3
Viad Corp.	185	3
* Mistras Group Inc.	144	3

AAON Inc.	172	3
Celadon Group Inc.	200	3
Griffon Corp.	401	3
Comfort Systems USA Inc.	352	3
Marten Transport Ltd.	156	3
* Spirit Airlines Inc.	151	3
* GenCorp Inc.	506	3
SkyWest Inc.	439	3
* Tutor Perini Corp.	273	3
* Powell Industries Inc.	83	3
* EnergySolutions Inc.	852	3
* Taser International Inc.	554	3
National Presto Industries Inc.	44	3
* Wesco Aircraft Holdings Inc.	211	3
Quad/Graphics Inc.	231	3
* Gibraltar Industries Inc.	285	3
* MYR Group Inc.	189	3
* InnerWorkings Inc.	243	3
* Air Transport Services Group Inc.	561	3
Primoris Services Corp.	237	3
Arkansas Best Corp.	224	3
* Standard Parking Corp.	149	3
Kelly Services Inc. Class A	242	3
* Hawaiian Holdings Inc.	488	3
* Kadant Inc.	124	3
* Columbus McKinnon Corp.	182	3
* Republic Airways Holdings Inc.	515	3
Heidrick & Struggles International Inc.	168	3
* Greenbrier Cos. Inc.	191	3
* Global Power Equipment Group Inc.	142	3
* Accuride Corp.	440	3
* Federal Signal Corp.	521	3
* Commercial Vehicle Group Inc.	295	3
* Consolidated Graphics Inc.	88	3
US Ecology Inc.	149	3
FreightCar America Inc.	122	2
LB Foster Co. Class A	87	2
* CBIZ Inc.	414	2
* American Railcar Industries Inc.	110	2
* Capstone Turbine Corp.	2,256	2
Dynamic Materials Corp.	135	2
* Astronics Corp.	89	2
Alamo Group Inc.	73	2
* Ameresco Inc. Class A	207	2
Aceto Corp.	257	2
* GP Strategies Corp.	131	2
* Lydall Inc.	164	2
* Pendrell Corp.	1,759	2
CDI Corp.	120	2
* Builders FirstSource Inc.	506	2
SeaCube Container Leasing Ltd.	109	2
* Thermon Group Holdings Inc.	97	2
* Kratos Defense & Security Solutions Inc.	361	2
* Echo Global Logistics Inc.	114	2
* American Superconductor Corp.	490	2
* PMFG Inc.	249	2
Multi-Color Corp.	101	2

American Woodmark Corp.	110	2
Twin Disc Inc.	96	2
* Dolan Co.	253	2
* Park-Ohio Holdings Corp.	96	2
* KEYW Holding Corp.	192	2
* TMS International Corp. Class A	159	2
* Pacer International Inc.	311	2
* Michael Baker Corp.	76	2
* LMI Aerospace Inc.	110	2
Preformed Line Products Co.	31	2
Ampco-Pittsburgh Corp.	108	2
* NN Inc.	212	2
Douglas Dynamics Inc.	128	2
* Hurco Cos. Inc.	74	2
* FuelCell Energy Inc.	1,207	2
* Quality Distribution Inc.	153	2
* Odyssey Marine Exploration Inc.	495	2
Kimball International Inc. Class B	226	2
* CAI International Inc.	82	2
Intersections Inc.	129	1
* American Reprographics Co.	276	1
Houston Wire & Cable Co.	122	1
* NCI Building Systems Inc.	142	1
* CRA International Inc.	72	1
* Orion Marine Group Inc.	202	1
Graham Corp.	69	1
* TRC Cos. Inc.	213	1
Miller Industries Inc.	86	1
* Northwest Pipe Co.	60	1
* Proto Labs Inc.	33	1
* Furmanite Corp.	238	1
* Flow International Corp.	368	1
* Roadrunner Transportation Systems Inc.	64	1
* Swisher Hygiene Inc.	520	1
Insteel Industries Inc.	113	1
Schawk Inc. Class A	91	1
Barrett Business Services Inc.	50	1
* EnerNOC Inc.	155	1
* RPX Corp.	72	1
* Sterling Construction Co. Inc.	105	1
Universal Truckload Services Inc.	70	1
* Franklin Covey Co.	94	1
Vicor Corp.	144	1
VSE Corp.	34	1
* Cenveo Inc.	382	1
Argan Inc.	58	1
Met-Pro Corp.	81	1
* Patriot Transportation Holding Inc.	37	1
Courier Corp.	65	1
* Casella Waste Systems Inc. Class A	140	1
* Hudson Global Inc.	178	1
* Pike Electric Corp.	93	1
* Metalico Inc.	264	1
LSI Industries Inc.	104	1
* A123 Systems Inc.	623	1
* Genco Shipping & Trading Ltd.	197	1
International Shipholding Corp.	33	1

* Energy Recovery Inc.	262	1
* Zipcar Inc.	50	1
* Heritage-Crystal Clean Inc.	27	1
NL Industries Inc.	43	1
Coleman Cable Inc.	54	—
* PowerSecure International Inc.	108	—
* AT Cross Co. Class A	44	—
* Ducommun Inc.	49	—
* Hill International Inc.	145	—
* Tecumseh Products Co. Class A	91	—
* Fuel Tech Inc.	104	—
* Active Power Inc.	417	—
* Essex Rental Corp.	100	—
Baltic Trading Ltd.	69	—
* Valence Technology Inc.	343	—
* Covenant Transportation Group Inc. Class A	60	—
* Eagle Bulk Shipping Inc.	70	—
* Ultrapetrol Bahamas Ltd.	146	—
* Excel Maritime Carriers Ltd. Class A	235	—
* Broadwind Energy Inc.	555	—
* Xerium Technologies Inc.	45	—
Lawson Products Inc.	14	—
* UniTek Global Services Inc.	46	—
* Omega Flex Inc.	10	—
* Satcon Technology Corp.	303	—
Compx International Inc.	7	—
* Astronics Corp. Class B	2	—
		14,572
Information Technology (19.0%)
* Apple Inc.	8,303	4,797
International Business Machines Corp.	10,875	2,098
Microsoft Corp.	66,626	1,945
* Google Inc. Class A	2,260	1,313
Intel Corp.	44,855	1,159
Oracle Corp.	34,485	913
QUALCOMM Inc.	14,990	859
Cisco Systems Inc.	49,382	806
Visa Inc. Class A	4,696	541
* EMC Corp.	18,474	441
* eBay Inc.	10,348	406
Hewlett-Packard Co.	17,840	405
Mastercard Inc. Class A	964	392
Accenture plc Class A	5,797	331
Texas Instruments Inc.	10,426	297
Automatic Data Processing Inc.	4,487	234
Corning Inc.	14,095	183
* Dell Inc.	13,748	170
* Salesforce.com Inc.	1,203	167
* Yahoo! Inc.	10,898	166
* Cognizant Technology Solutions Corp. Class A	2,732	159
Broadcom Corp. Class A	4,814	156
Intuit Inc.	2,717	153
* Adobe Systems Inc.	4,530	141
* Citrix Systems Inc.	1,688	123
Applied Materials Inc.	11,836	122
Motorola Solutions Inc.	2,321	112
* Teradata Corp.	1,516	101

* Symantec Corp.	6,784	101
* NetApp Inc.	3,303	98
Analog Devices Inc.	2,691	98
Altera Corp.	2,893	97
Western Union Co.	5,677	93
Xerox Corp.	12,581	91
* Red Hat Inc.	1,733	89
* Fiserv Inc.	1,290	87
Paychex Inc.	2,902	87
* Juniper Networks Inc.	4,786	82
CA Inc.	3,212	80
Amphenol Corp. Class A	1,489	79
Xilinx Inc.	2,385	76
* F5 Networks Inc.	729	75
* Western Digital Corp.	2,335	73
Fidelity National Information Services Inc.	2,231	73
* VMware Inc. Class A	761	71
* SanDisk Corp.	2,141	70
KLA-Tencor Corp.	1,508	69
* Equinix Inc.	421	69
* NVIDIA Corp.	5,390	67
Maxim Integrated Products Inc.	2,652	67
* Autodesk Inc.	2,064	66
* BMC Software Inc.	1,475	62
Linear Technology Corp.	2,045	59
* Alliance Data Systems Corp.	459	58
Avago Technologies Ltd.	1,718	57
* VeriSign Inc.	1,429	55
* Marvell Technology Group Ltd.	4,332	54
Microchip Technology Inc.	1,711	53
* Trimble Navigation Ltd.	1,101	52
* ANSYS Inc.	825	51
* Akamai Technologies Inc.	1,677	49
* Rackspace Hosting Inc.	926	46
* Skyworks Solutions Inc.	1,699	46
* Micron Technology Inc.	7,787	45
* Amdocs Ltd.	1,569	45
Activision Blizzard Inc.	3,801	45
* Nuance Communications Inc.	2,139	44
FactSet Research Systems Inc.	415	44
Harris Corp.	1,065	42
* Lam Research Corp.	1,118	42
* Electronic Arts Inc.	2,985	41
* TIBCO Software Inc.	1,490	40
* Avnet Inc.	1,303	40
* Informatica Corp.	950	39
* Ariba Inc.	867	39
* Synopsys Inc.	1,317	39
* MICROS Systems Inc.	729	38
Computer Sciences Corp.	1,393	37
* Gartner Inc.	874	36
* Arrow Electronics Inc.	1,038	35
* LSI Corp.	5,144	34
Total System Services Inc.	1,455	34
* Advanced Micro Devices Inc.	5,519	34
* VeriFone Systems Inc.	916	33
Jabil Circuit Inc.	1,635	31

IAC/InterActiveCorp	683	31
FLIR Systems Inc.	1,434	31
Global Payments Inc.	719	31
* NCR Corp.	1,424	31
SAIC Inc.	2,590	29
* Atmel Corp.	4,108	29
Solera Holdings Inc.	635	28
Molex Inc.	1,214	28
* ON Semiconductor Corp.	3,993	27
* Novellus Systems Inc.	626	26
Jack Henry & Associates Inc.	776	26
* Concur Technologies Inc.	401	25
* Rovi Corp.	1,014	25
* Cree Inc.	983	25
* Cadence Design Systems Inc.	2,415	25
* Teradyne Inc.	1,665	24
* Ingram Micro Inc.	1,348	24
* AOL Inc.	874	24
* SolarWinds Inc.	512	23
* Fortinet Inc.	1,077	23
* Riverbed Technology Inc.	1,379	23
Broadridge Financial Solutions Inc.	1,108	22
Diebold Inc.	587	22
* Parametric Technology Corp.	1,070	22
National Instruments Corp.	816	21
* JDS Uniphase Corp.	2,035	21
* Dolby Laboratories Inc. Class A	477	20
* Brocade Communications Systems Inc.	4,242	20
* NeuStar Inc. Class A	606	19
* Wright Express Corp.	347	19
* Ultimate Software Group Inc.	232	19
* CommVault Systems Inc.	396	19
Cypress Semiconductor Corp.	1,386	18
* Polycom Inc.	1,585	18
Lender Processing Services Inc.	776	18
* Genpact Ltd.	1,132	18
* Compuware Corp.	1,960	18
* Tech Data Corp.	370	18
* CoStar Group Inc.	233	17
* Cirrus Logic Inc.	595	17
ADTRAN Inc.	581	17
* Aspen Technology Inc.	760	17
Lexmark International Inc. Class A	639	16
* FEI Co.	348	16
* Zebra Technologies Corp.	466	16
DST Systems Inc.	300	15
* QLIK Technologies Inc.	667	15
* Fairchild Semiconductor International Inc. Class A	1,146	15
Anixter International Inc.	261	15
* Cymer Inc.	274	15
* CoreLogic Inc.	871	15
MAXIMUS Inc.	312	14
* Sourcefire Inc.	256	14
* Semtech Corp.	586	14
* Hittite Microwave Corp.	282	14
* Vishay Intertechnology Inc.	1,297	14
* Microsemi Corp.	776	14

* ViaSat Inc.	326	14
* ACI Worldwide Inc.	352	13
* PMC - Sierra Inc.	2,096	13
* Convergys Corp.	945	13
* Itron Inc.	365	13
Fair Isaac Corp.	321	13
Cognex Corp.	373	13
* Silicon Laboratories Inc.	376	13
* Quest Software Inc.	510	13
* Arris Group Inc.	1,034	13
* Veeco Instruments Inc.	366	13
* ValueClick Inc.	707	12
MKS Instruments Inc.	470	12
* VirnetX Holding Corp.	366	12
* Mentor Graphics Corp.	865	12
* QLogic Corp.	886	12
* NetSuite Inc.	257	12
Tellabs Inc.	3,262	12
Intersil Corp. Class A	1,128	12
* International Rectifier Corp.	627	12
Plantronics Inc.	391	12
* Ciena Corp.	853	12
* Finisar Corp.	805	12
* 3D Systems Corp.	377	11
* Liquidity Services Inc.	179	11
* IPG Photonics Corp.	267	11
* VistaPrint NV	332	11
Littelfuse Inc.	194	11
* Acme Packet Inc.	481	11
* OSI Systems Inc.	172	11
* Cardtronics Inc.	387	11
Sapient Corp.	981	11
* Progress Software Corp.	557	11
* Aruba Networks Inc.	807	11
* WebMD Health Corp.	459	11
Power Integrations Inc.	259	11
* Cavium Inc.	435	11
* JDA Software Group Inc.	380	11
Blackbaud Inc.	400	10
* NETGEAR Inc.	329	10
* Acxiom Corp.	729	10
* CACI International Inc. Class A	238	10
Heartland Payment Systems Inc.	347	10
* DealerTrack Holdings Inc.	370	10
InterDigital Inc.	408	10
j2 Global Inc.	413	10
* Tyler Technologies Inc.	267	10
* Universal Display Corp.	346	10
* EchoStar Corp. Class A	343	10
* Monster Worldwide Inc.	1,089	9
* Coherent Inc.	212	9
* RF Micro Devices Inc.	2,480	9
* Entegris Inc.	1,207	9
* TiVo Inc.	1,071	9
* Stratasys Inc.	190	9
* Plexus Corp.	320	9
* MicroStrategy Inc. Class A	72	9

* Manhattan Associates Inc.	184	9
* OpenTable Inc.	212	8
* LinkedIn Corp. Class A	87	8
* Euronet Worldwide Inc.	460	8
* LivePerson Inc.	473	8
EarthLink Inc.	988	8
Syntel Inc.	139	8
* Synaptics Inc.	289	8
* Advent Software Inc.	295	8
* TriQuint Semiconductor Inc.	1,475	8
* OmniVision Technologies Inc.	470	8
* Take-Two Interactive Software Inc.	660	8
* Standard Microsystems Corp.	207	8
* SYNNEX Corp.	226	8
* Integrated Device Technology Inc.	1,331	7
* ScanSource Inc.	243	7
* Benchmark Electronics Inc.	518	7
* Kenexa Corp.	238	7
* Ultratech Inc.	226	7
* Zynga Inc. Class A	1,093	7
* Kulicke & Soffa Industries Inc.	647	7
* FARO Technologies Inc.	147	7
* Netscout Systems Inc.	336	7
* First Solar Inc.	535	7
Cabot Microelectronics Corp.	212	7
* Websense Inc.	352	7
NIC Inc.	575	6
Tessera Technologies Inc.	459	6
* Diodes Inc.	318	6
* Electronics for Imaging Inc.	420	6
Loral Space & Communications Inc.	102	6
* Volterra Semiconductor Corp.	221	6
* Insight Enterprises Inc.	411	6
* Unisys Corp.	387	6
* Rogers Corp.	150	6
* Infinera Corp.	939	6
* Ancestry.com Inc.	278	6
* ATMI Inc.	296	6
* LogMeIn Inc.	184	6
* Bottomline Technologies Inc.	323	6
* Verint Systems Inc.	200	6
* SS&C Technologies Holdings Inc.	241	6
Brooks Automation Inc.	595	6
* BroadSoft Inc.	203	6
* Monolithic Power Systems Inc.	294	6
* comScore Inc.	304	6
* CSG Systems International Inc.	334	6
MTS Systems Corp.	141	5
* FleetCor Technologies Inc.	143	5
* Rofin-Sinar Technologies Inc.	272	5
* Constant Contact Inc.	265	5
Badger Meter Inc.	148	5
* Emulex Corp.	790	5
* Lattice Semiconductor Corp.	1,144	5
* Sanmina-SCI Corp.	728	5
AVX Corp.	475	5
* RealPage Inc.	288	5

Comtech Telecommunications Corp.	177	5
* Sonus Networks Inc.	2,095	5
* Advanced Energy Industries Inc.	361	5
* SunPower Corp. Class A	981	5
* Digital River Inc.	336	5
Mantech International Corp. Class A	210	5
* Synchronoss Technologies Inc.	253	5
* InfoSpace Inc.	355	5
* Monotype Imaging Holdings Inc.	322	4
* Spansion Inc. Class A	407	4
Pegasystems Inc.	133	4
* DTS Inc.	149	4
* iGATE Corp.	251	4
* Global Cash Access Holdings Inc.	580	4
* Harmonic Inc.	931	4
* RealD Inc.	341	4
* Super Micro Computer Inc.	255	4
* Amkor Technology Inc.	850	4
Ebix Inc.	231	4
Micrel Inc.	406	4
* GT Advanced Technologies Inc.	946	4
* Measurement Specialties Inc.	121	4
Park Electrochemical Corp.	168	4
* Rambus Inc.	816	4
* Dice Holdings Inc.	397	4
* Fusion-io Inc.	186	4
Forrester Research Inc.	120	4
* Web.com Group Inc.	243	4
* TTM Technologies Inc.	418	4
* Procera Networks Inc.	180	4
* Newport Corp.	308	4
* MEMC Electronic Materials Inc.	2,183	4
* Accelrys Inc.	467	4
* Quantum Corp.	1,863	4
* TNS Inc.	203	4
* Internap Network Services Corp.	506	4
* Cray Inc.	327	3
Black Box Corp.	155	3
* Ceva Inc.	196	3
* TeleTech Holdings Inc.	228	3
Booz Allen Hamilton Holding Corp.	209	3
* Ixia	319	3
* Bankrate Inc.	192	3
* Interactive Intelligence Group Inc.	128	3
* MIPS Technologies Inc. Class A	514	3
* LTX-Credence Corp.	458	3
* Freescale Semiconductor Ltd.	353	3
OPNET	130	3
* Move Inc.	391	3
* Higher One Holdings Inc.	254	3
* Mercury Computer Systems Inc.	271	3
Xyratex Ltd.	279	3
CTS Corp.	340	3
* Entropic Communications Inc.	790	3
* Photronics Inc.	528	3
* Intermec Inc.	534	3
* Silicon Image Inc.	714	3

United Online Inc.	796	3
* PROS Holdings Inc.	207	3
EPIQ Systems Inc.	282	3
* Extreme Networks	827	3
* Nanometrics Inc.	196	3
* Applied Micro Circuits Corp.	569	3
* ExlService Holdings Inc.	140	3
* Checkpoint Systems Inc.	381	3
* Exar Corp.	374	3
* OCZ Technology Group Inc.	650	3
Cass Information Systems Inc.	79	3
* FormFactor Inc.	481	3
* Power-One Inc.	689	3
* GSI Group Inc.	245	3
* Brightpoint Inc.	584	3
* Anaren Inc.	146	3
Methode Electronics Inc.	371	3
* Vocus Inc.	171	3
* STEC Inc.	389	3
* Calix Inc.	342	3
* Zygo Corp.	164	3
* Oplink Communications Inc.	211	3
* Perficient Inc.	238	3
* Jive Software Inc.	160	3
* NVE Corp.	50	3
* Sycamore Networks Inc.	196	3
* SPS Commerce Inc.	94	3
* Symmetricom Inc.	466	3
* Integrated Silicon Solution Inc.	271	3
* IXYS Corp.	244	3
* Guidewire Software Inc.	97	3
* Globecomm Systems Inc.	237	3
* Fabrinet	215	3
* Multi-Fineline Electronix Inc.	101	3
* Glu Mobile Inc.	538	2
* Rudolph Technologies Inc.	288	2
Electro Scientific Industries Inc.	225	2
Daktronics Inc.	375	2
* XO Group Inc.	274	2
* Digi International Inc.	267	2
* PLX Technology Inc.	381	2
* CIBER Inc.	672	2
* Virtusa Corp.	162	2
Electro Rent Corp.	169	2
* Stamps.com Inc.	95	2
* Kopin Corp.	755	2
* Kemet Corp.	397	2
* Actuate Corp.	334	2
* Deltek Inc.	211	2
* Bazaarvoice Inc.	128	2
* PDF Solutions Inc.	249	2
* LeCroy Corp.	153	2
* Active Network Inc.	154	2
DDi Corp.	164	2
* Computer Task Group Inc.	175	2
Cohu Inc.	227	2
* Sigma Designs Inc.	344	2

* Seachange International Inc.	248	2
* Saba Software Inc.	237	2
* SciQuest Inc.	125	2
* Inphi Corp.	236	2
Unwired Planet Inc.	799	2
* Lionbridge Technologies Inc.	620	2
American Software Inc. Class A	229	2
* Rosetta Stone Inc.	131	2
Digimarc Corp.	73	2
* Callidus Software Inc.	351	2
Richardson Electronics Ltd.	150	2
* MoneyGram International Inc.	124	2
* VASCO Data Security International Inc.	238	2
* KVH Industries Inc.	172	2
* Aviat Networks Inc.	635	2
* Alpha & Omega Semiconductor Ltd.	182	2
* Vishay Precision Group Inc.	117	2
* Envestnet Inc.	137	2
* Cornerstone OnDemand Inc.	81	2
* ServiceSource International Inc.	135	2
* Travelzoo Inc.	69	2
* PRGX Global Inc.	232	2
* Westell Technologies Inc. Class A	705	2
* Tangoe Inc.	77	1
* Avid Technology Inc.	202	1
* Radisys Corp.	246	1
* QuinStreet Inc.	177	1
Keynote Systems Inc.	97	1
* Supertex Inc.	74	1
* Pericom Semiconductor Corp.	174	1
* ModusLink Global Solutions Inc.	304	1
* Ultra Clean Holdings	223	1
* Aeroflex Holding Corp.	201	1
* ShoreTel Inc.	309	1
RealNetworks Inc.	145	1
* SRS Labs Inc.	141	1
* Intevac Inc.	166	1
* IntraLinks Holdings Inc.	308	1
Bel Fuse Inc. Class B	74	1
* Maxwell Technologies Inc.	172	1
* support.com Inc.	458	1
* Axcelis Technologies Inc.	1,050	1
* Imation Corp.	204	1
* Silicon Graphics International Corp.	190	1
* Rubicon Technology Inc.	126	1
* Limelight Networks Inc.	399	1
* Zix Corp.	436	1
* Immersion Corp.	188	1
* Ubiquiti Networks Inc.	55	1
* ANADIGICS Inc.	492	1
* ePlus Inc.	31	1
* KIT Digital Inc.	298	1
* Mindspeed Technologies Inc.	310	1
* Ellie Mae Inc.	57	1
* Imperva Inc.	34	1
* STR Holdings Inc.	209	1
* Angie's List Inc.	62	1

* DSP Group Inc.	119	1
* TeleNav Inc.	124	1
* FSI International Inc.	212	1
* Agilysys Inc.	100	1
* AVG Technologies NV	52	1
* AXT Inc.	176	1
* Oclaro Inc.	262	1
* Echelon Corp.	185	1
* InvenSense Inc.	62	1
* Hackett Group Inc.	106	1
* Wave Systems Corp. Class A	546	1
* FalconStor Software Inc.	202	1
* TechTarget Inc.	98	1
* Guidance Software Inc.	60	—
* GSI Technology Inc.	119	—
* Brightcove Inc.	37	—
Rimage Corp.	60	—
* EPAM Systems Inc.	25	—
* Emcore Corp.	101	—
* Responsys Inc.	40	—
* Numerex Corp. Class A	45	—
* MoSys Inc.	130	—
* Intermolecular Inc.	60	—
* Carbonite Inc.	48	—
Marchex Inc. Class B	102	—
Communications Systems Inc.	34	—
Pulse Electronics Corp.	182	—
QAD Inc. Class A	28	—
* Dot Hill Systems Corp.	280	—
* Novatel Wireless Inc.	152	—
* Opnext Inc.	301	—
PC Connection Inc.	32	—
* Demand Media Inc.	31	—
* TeleCommunication Systems Inc. Class A	182	—
* Viasystems Group Inc.	14	—
* Identive Group Inc.	210	—
* Smith Micro Software Inc.	164	—
* Dynamics Research Corp.	42	—
* eMagin Corp.	76	—
* MaxLinear Inc.	51	—
* NeoPhotonics Corp.	55	—
* Amtech Systems Inc.	49	—
* Microvision Inc.	82	—
* THQ Inc.	255	—
* NCI Inc. Class A	37	—
* Powerwave Technologies Inc.	160	—
* Motricity Inc.	211	—
* Quepasa Corp.	45	—
* FriendFinder Networks Inc.	46	—
* Dialogic Inc.	50	—
* Meru Networks Inc.	29	—
		24,691
Materials (3.9%)
EI du Pont de Nemours & Co.	8,339	402
Monsanto Co.	4,813	372
Dow Chemical Co.	10,555	328
Praxair Inc.	2,724	289

Freeport-McMoRan Copper & Gold Inc.	8,506	272
Newmont Mining Corp.	4,367	206
Ecolab Inc.	2,694	170
Air Products & Chemicals Inc.	1,903	150
PPG Industries Inc.	1,420	147
Mosaic Co.	2,474	118
International Paper Co.	3,926	115
LyondellBasell Industries NV Class A	2,812	111
Sherwin-Williams Co.	806	104
Nucor Corp.	2,838	101
CF Industries Holdings Inc.	588	100
Alcoa Inc.	9,551	82
Sigma-Aldrich Corp.	1,094	76
FMC Corp.	1,289	66
Cliffs Natural Resources Inc.	1,311	63
Airgas Inc.	705	61
Eastman Chemical Co.	1,277	59
Ball Corp.	1,402	56
Celanese Corp. Class A	1,403	56
Albemarle Corp.	824	50
* Crown Holdings Inc.	1,401	48
Ashland Inc.	711	45
Southern Copper Corp.	1,543	44
MeadWestvaco Corp.	1,524	42
Valspar Corp.	862	41
International Flavors & Fragrances Inc.	722	41
Vulcan Materials Co.	1,160	40
Royal Gold Inc.	528	36
* WR Grace & Co.	660	35
Rock-Tenn Co. Class A	622	32
Reliance Steel & Aluminum Co.	672	32
RPM International Inc.	1,172	31
Allegheny Technologies Inc.	953	31
Aptargroup Inc.	604	31
Solutia Inc.	1,098	30
* Rockwood Holdings Inc.	615	30
* Owens-Illinois Inc.	1,473	29
Bemis Co. Inc.	946	29
Martin Marietta Materials Inc.	410	28
Sonoco Products Co.	896	28
Walter Energy Inc.	560	27
Sealed Air Corp.	1,724	27
United States Steel Corp.	1,291	26
Domtar Corp.	328	26
Cytec Industries Inc.	412	25
Packaging Corp. of America	916	25
Cabot Corp.	589	22
Huntsman Corp.	1,733	22
Compass Minerals International Inc.	296	21
* Allied Nevada Gold Corp.	801	21
Steel Dynamics Inc.	1,960	21
Silgan Holdings Inc.	445	19
Carpenter Technology Corp.	396	18
NewMarket Corp.	81	17
Scotts Miracle-Gro Co. Class A	383	16
Sensient Technologies Corp.	450	16
Greif Inc. Class A	344	15

Olin Corp.	716	14
* Coeur d'Alene Mines Corp.	804	14
HB Fuller Co.	444	13
* Chemtura Corp.	865	13
Eagle Materials Inc.	400	13
Commercial Metals Co.	1,037	12
* Louisiana-Pacific Corp.	1,187	11
PolyOne Corp.	839	11
Hecla Mining Co.	2,507	11
Minerals Technologies Inc.	165	10
Buckeye Technologies Inc.	359	10
* Molycorp Inc.	504	10
Innophos Holdings Inc.	195	10
Westlake Chemical Corp.	180	10
Schweitzer-Mauduit International Inc.	145	10
* Intrepid Potash Inc.	470	9
* Georgia Gulf Corp.	305	9
* SunCoke Energy Inc.	635	9
Titanium Metals Corp.	767	9
* Stillwater Mining Co.	1,035	9
Worthington Industries Inc.	483	8
Balchem Corp.	260	7
* Graphic Packaging Holding Co.	1,436	7
Kaiser Aluminum Corp.	147	7
Gold Resource Corp.	256	7
* Calgon Carbon Corp.	507	7
* Clearwater Paper Corp.	213	7
Koppers Holdings Inc.	190	7
Globe Specialty Metals Inc.	566	7
Stepan Co.	73	7
Texas Industries Inc.	205	6
PH Glatfelter Co.	414	6
AMCOL International Corp.	219	6
AK Steel Holding Corp.	990	6
A Schulman Inc.	278	6
American Vanguard Corp.	217	6
* Innospec Inc.	217	6
* RTI International Metals Inc.	272	6
Haynes International Inc.	110	6
* Kraton Performance Polymers Inc.	287	5
* KapStone Paper and Packaging Corp.	351	5
Deltic Timber Corp.	97	5
Boise Inc.	775	5
Quaker Chemical Corp.	125	5
Schnitzer Steel Industries Inc.	199	5
* OM Group Inc.	285	5
* Flotek Industries Inc.	477	5
* Thompson Creek Metals Co. Inc.	1,372	5
Myers Industries Inc.	269	4
* LSB Industries Inc.	147	4
Wausau Paper Corp.	442	4
Materion Corp.	167	4
Neenah Paper Inc.	128	3
* TPC Group Inc.	104	3
* Ferro Corp.	734	3
* Horsehead Holding Corp.	366	3
* Omnova Solutions Inc.	433	3

* Century Aluminum Co.	437	3
Zep Inc.	218	3
Kronos Worldwide Inc.	177	3
Tredegar Corp.	215	3
* Paramount Gold and Silver Corp.	1,217	3
Hawkins Inc.	79	3
* McEwen Mining Inc.	1,050	2
* Universal Stainless & Alloy	61	2
* Golden Star Resources Ltd.	2,270	2
* Vista Gold Corp.	711	2
* Headwaters Inc.	435	2
* Landec Corp.	274	2
* Zoltek Cos. Inc.	225	2
* Metals USA Holdings Corp.	128	2
Noranda Aluminum Holding Corp.	228	2
* General Moly Inc.	683	2
FutureFuel Corp.	132	1
* AM Castle & Co.	113	1
* US Silica Holdings Inc.	80	1
* AEP Industries Inc.	28	1
Olympic Steel Inc.	57	1
* United States Lime & Minerals Inc.	18	1
KMG Chemicals Inc.	43	1
* Midway Gold Corp.	595	1
* Jaguar Mining Inc.	517	1
* Golden Minerals Co.	177	1
* GSE Holding Inc.	52	1
* Spartech Corp.	147	1
* Revett Minerals Inc.	123	—
* Senomyx Inc.	164	—
* Handy & Harman Ltd.	27	—
Chase Corp.	30	—
* Verso Paper Corp.	91	—
		5,089
Telecommunication Services (2.8%)
AT&T Inc.	53,169	1,817
Verizon Communications Inc.	25,400	1,058
CenturyLink Inc.	5,493	215
* Crown Castle International Corp.	2,608	142
* Sprint Nextel Corp.	26,860	69
* SBA Communications Corp. Class A	1,089	57
Windstream Corp.	5,097	48
Frontier Communications Corp.	8,936	33
* tw telecom inc Class A	1,353	31
* Level 3 Communications Inc.	1,420	30
* NII Holdings Inc.	1,529	18
Telephone & Data Systems Inc.	883	17
* AboveNet Inc.	209	17
* MetroPCS Communications Inc.	2,494	16
* Cogent Communications Group Inc.	413	7
* Cincinnati Bell Inc.	1,785	6
* United States Cellular Corp.	142	5
* Premiere Global Services Inc.	470	4
* Neutral Tandem Inc.	283	4
* Iridium Communications Inc.	395	3
Consolidated Communications Holdings Inc.	215	3
* Leap Wireless International Inc.	549	3

Atlantic Tele-Network Inc.	92	3
SureWest Communications	139	3
* Clearwire Corp. Class A	2,361	3
USA Mobility Inc.	225	3
Shenandoah Telecommunications Co.	259	3
* Vonage Holdings Corp.	1,432	3
NTELOS Holdings Corp.	133	2
* 8x8 Inc.	443	2
* Cbeyond Inc.	282	2
* inContact Inc.	315	2
HickoryTech Corp.	168	2
* General Communication Inc. Class A	252	2
* Towerstream Corp.	399	1
Lumos Networks Corp.	119	1
IDT Corp. Class B	99	1
* ORBCOMM Inc.	201	1
Alaska Communications Systems Group Inc.	315	1
* Fairpoint Communications Inc.	98	1
* Boingo Wireless Inc.	33	—
* Globalstar Inc.	232	—
		3,639
Utilities (3.7%)
Southern Co.	7,624	350
Exelon Corp.	7,503	277
Dominion Resources Inc.	5,170	269
Duke Energy Corp.	11,953	263
NextEra Energy Inc.	3,789	248
FirstEnergy Corp.	3,755	176
American Electric Power Co. Inc.	4,326	167
PG&E Corp.	3,782	165
Consolidated Edison Inc.	2,627	159
Progress Energy Inc.	2,645	145
PPL Corp.	5,182	142
Public Service Enterprise Group Inc.	4,543	142
Sempra Energy	2,150	140
Edison International	2,926	131
Xcel Energy Inc.	4,347	122
Entergy Corp.	1,598	103
Northeast Utilities	2,808	101
DTE Energy Co.	1,521	86
ONEOK Inc.	962	80
Wisconsin Energy Corp.	2,099	79
CenterPoint Energy Inc.	3,820	77
* AES Corp.	5,898	71
Ameren Corp.	2,166	70
NiSource Inc.	2,511	63
* Calpine Corp.	3,448	58
American Water Works Co. Inc.	1,575	54
CMS Energy Corp.	2,266	53
SCANA Corp.	1,035	49
Pinnacle West Capital Corp.	979	48
OGE Energy Corp.	880	47
Alliant Energy Corp.	997	44
AGL Resources Inc.	1,046	39
Pepco Holdings Inc.	2,027	39
MDU Resources Group Inc.	1,696	38
Integrys Energy Group Inc.	703	38

NV Energy Inc.	2,118	37
TECO Energy Inc.	1,930	34
National Fuel Gas Co.	743	32
Questar Corp.	1,594	32
ITC Holdings Corp.	459	32
* NRG Energy Inc.	2,045	31
Westar Energy Inc.	1,021	29
UGI Corp.	1,003	29
Aqua America Inc.	1,241	29
Atmos Energy Corp.	811	27
Great Plains Energy Inc.	1,221	24
Hawaiian Electric Industries Inc.	856	24
Cleco Corp.	548	22
Vectren Corp.	734	21
Piedmont Natural Gas Co. Inc.	645	20
WGL Holdings Inc.	460	18
IDACORP Inc.	445	17
Southwest Gas Corp.	412	17
Portland General Electric Co.	677	17
New Jersey Resources Corp.	372	16
UIL Holdings Corp.	454	15
Atlantic Power Corp.	1,019	14
UNS Energy Corp.	362	14
PNM Resources Inc.	716	13
Avista Corp.	518	13
South Jersey Industries Inc.	269	13
Black Hills Corp.	396	13
* GenOn Energy Inc.	6,927	12
ALLETE Inc.	303	12
El Paso Electric Co.	379	12
NorthWestern Corp.	326	12
Northwest Natural Gas Co.	240	11
MGE Energy Inc.	208	9
CH Energy Group Inc.	140	9
Laclede Group Inc.	202	8
Empire District Electric Co.	376	7
Otter Tail Corp.	324	7
California Water Service Group	375	6
American States Water Co.	170	6
Central Vermont Public Service Corp.	121	4
Chesapeake Utilities Corp.	86	4
Ormat Technologies Inc.	163	3
Unitil Corp.	124	3
SJW Corp.	136	3
Middlesex Water Co.	151	3
Connecticut Water Service Inc.	90	2
York Water Co.	136	2
Artesian Resources Corp. Class A	41	1
Consolidated Water Co. Ltd.	88	1
* Cadiz Inc.	70	1
Genie Energy Ltd. Class B	58	—
* Dynegy Inc. Class A	657	—
		4,874
Total Common Stocks (Cost $131,522)		129,860

	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.0%)
[2,3] Vanguard Market Liquidity Fund	0.148%		69	69

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 United States Treasury Note/Bond	1.375%	9/15/12	100	100
Total Temporary Cash Investments (Cost $169)				169
Total Investments (99.8%) (Cost $131,691)				130,029
Other Assets and Liabilities-Net (0.2%)3				259
Net Assets (100%)				130,288

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $51,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $53,000 of collateral received for securities on loan.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2012, based on the inputs used to value them:

Russell 3000 Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	129,860	—	—
Temporary Cash Investments	69	100	—
Total	129,929	100	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2012	3	196	(1)
E-mini Russell 2000 Index	June 2012	1	76	(7)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2012, the cost of investment securities for tax purposes was $131,691,000. Net unrealized depreciation of investment securities for tax purposes was $1,662,000, consisting of unrealized gains of $4,315,000 on securities that had risen in value since their purchase and $5,977,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

VANGUARD SCOTTSDALE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.